united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Small-Cap Insider Buying Fund
Catalyst Hedged Insider Buying Fund
Catalyst Insider Buying Fund
Catalyst Insider Long/Short Fund
Catalyst Hedged Commodity Strategy Fund
Catalyst Hedged Futures Strategy Fund
Catalyst Insider Income Fund
Catalyst Intelligent Alternative Fund
Catalyst IPOx Allocation Fund
Catalyst Macro Strategy Fund
Catalyst/Auctos Multi Strategy Fund
Catalyst Dynamic Alpha Fund
Catalyst/EquityCompass Buyback Strategy Fund
Catalyst/Groesbeck Growth of Income Fund
Catalyst/Groesbeck Aggressive Growth Fund
Catalyst/Lyons Hedged Premium Return Fund
Catalyst/Lyons Tactical Allocation Fund
Catalyst/MAP Global Capital Appreciation Fund
Catalyst/MAP Global Total Return Income Fund
Catalyst/Millburn Hedge Strategy Fund
Catalyst MLP & Infrastructure Fund
Catalyst/Princeton Floating Rate Income Fund
Catalyst/Princeton Hedged Income Fund
Catalyst/SMH High Income Fund
Catalyst/SMH Total Return Income Fund
Catalyst/Stone Beach Income Opportunity Fund
Catalyst Time Value Trading Fund

December 31, 2015

Mutual Fund Series Trust

December 31, 2015

Catalyst Macro Strategy Fund

Dear Fellow Shareholders,

The Catalyst Macro Strategy Fund (The “Funds”) offers an actively managed, absolute return strategy that seeks to generate positive returns in any market environment by participating in macroeconomic trends in volatility, equities, currencies, fixed income and commodities. Our investment strategy does not rely on predicting the direction of the market or determining which stocks will have the best future performance. Rather, we actively seek out persistent phenomena, such as those related to poorly structured securities, that potentially allow us to generate positive returns for the Funds regardless of what happens in the market. We believe that these types of investment strategies offer investors a disciplined and repeatable process that has the potential to generate meaningful, uncorrelated returns in any market environment.

We are pleased with the performance of the Fund. It has significantly outperformed its IQ Hedge Composite Beta Index (1) and S&P 500 Total Return Index.(2) The Fund’s total returns for the trailing 6 months, trailing year and for the period from inception through 12/31/15 as compared to the S&P 500 Total Return Index and IQ Hedge Composite Beta Index were as follows:

	6 Months Ended	Year Ended	Since Inception
	(12/31/2015)	(12/31/15)	(03/11/14)[3]
Class A	19.82%	49.53%	24.53%
Class C	19.39%	49.24%	23.91%
Class I	19.97%	49.82%	24.92%
IQ Hedge Composite Beta Index	-1.49%	-1.21%	0.13%
S&P 500 Total Return Index	0.15%	1.38%	7.30%
Class A with Sales Charge	12.94%	40.96%	20.52%

The Fund’s maximum sales charge for Class “A” shares is 5.75%. Investments in mutual funds involve risks. Performance is historic and does not guarantee future results. Investment return and principal value will fluctuate with changing market conditions so that when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month end performance information or the Fund’s prospectus please call the Fund, toll free at 1-866-447-4228. You can also obtain a prospectus at www.CatalystMF.com.

Two strategies that have contributed to performance this year relate to leveraged exchange traded fund (“ETF”) inefficiencies and mean reversion.

Leveraged ETFs often fail to achieve their intended objectives (i.e., generating a return corresponding to a multiple of an index return) over long periods of time due to structural flaws. In particular, leveraged ETFs on volatile, non-trending asset classes tend to lose significant value over time because of compounding. For example, an investor who puts $100 into a two-times leveraged ETF realizes a gain of 20% ($20) if the index it tracks goes up 10 percent in one day. However, if the same index goes down 9.1% the next day to fall back to its starting point, the same investor will realize a loss of 18.2% ($21.84) and will end up with a loss of $1.84. The Fund seeks to take advantage of the inefficiencies in these leveraged ETFs by structuring positions that will profit from declines in these leveraged ETFs. To manage the risk associated with this strategy, positions are often hedged.

The Fund takes advantage of trends in currencies, commodities and the volatility of the market by buying and selling equities and options on these asset classes, which exhibit mean reverting properties. Historically, when the price of a mean reverting asset deviates from the average, the asset price typically moves back toward the average price in the future. For example, when commodity prices spike, they historically decline back to the long-term average price in the future. In this example, when commodity prices significantly increase above the long-term average, the Fund would seek to take advantage of the expected future decline back towards the mean in commodity prices by buying or selling instruments that profit from a decline in commodity prices.

The investment team constantly monitors the macro environment for investment opportunities across all asset classes. We actively trade in and out of positions in an attempt to keep the portfolio in the best opportunities while considering risk and return. The Catalyst Macro Strategy Fund has significantly outperformed since inception, and we believe the Fund can continue to outperform given its distinctive investment approach.

Sincerely,

David Miller
Senior Portfolio Manager

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.CatalystMutualFunds.com or call 1-866-447-4228. Please read the prospectus carefully before investing.

(1)	The IQ Hedge Composite Beta Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity global macro, market neutral, event driven, fixed income arbitrage and emerging markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index. The Catalyst Macro Strategy Fund may or may not purchase the types of securities represented by the IQ Hedge Composite Beta Index.

(2)	The S&P 500 Total Return Index by Standard & Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index, although individuals may invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index. The Catalyst Macro Strategy Fund may or may not purchase the types of securities represented by the S&P 500 Total Return Index.

(3)	Since inception returns assume inception date of 03/11/2014. The performance information quoted in this Annual Report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. An investor’s return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Updated performance data to the most recent month-end can be obtained by calling the Fund at 1-866-447-4228. There is a maximum sales load of 5.75% (“sales load”) on certain Class A subscriptions. A 1% Contingent Deferred Sales Charge (“CDSC fee”) is imposed on certain redemptions of Class A shares held less than eighteen months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions). The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Catalyst Small-Cap Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception
Class A	-19.45%	-23.99%	2.98%	-2.66%	3.76%**
Class A with load	-24.23%	-28.34%	0.97%	-3.80%	3.11%**
Class C	-19.75%	-24.55%	2.21%	-3.39%	3.04%**
Class I	-19.40%	-23.81%	3.23%	-2.42%	9.61%***
Russell 2000 Value Total Return Index(a)	-8.75%	-4.41%	11.65%	9.19%	6.72%**

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.92% for Class A, 2.67% for Class C and 1.67% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(b)	The Russell 2000 Value Total Return Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Investors cannot invest directly in an Index.

**	Inception date is July 31, 2006 for Class A, Class C and the Benchmarks, and March 27, 2009, for Class I.

***	Inception date is March 27, 2009.

Top 10 Holdings by Industry	% of Net Assets
Pharmaceuticals	14.5%
Diversified Financial Services	12.1%
Food	8.0%
Healthcare-Services	7.4%
Electronics	7.0%
Banks	6.9%
Miscellaneous Manufacturing	6.1%
Real Estate	6.0%
Oil & Gas	4.0%
Home Furnishings	3.8%
Other/Cash & Equivalents	24.2%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Hedged Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	-19.79%	-21.72%	-4.70%	-0.07%	1.36%
Class A with load	-24.38%	-26.22%	-6.57%	-1.26%	0.21%
Class C	-20.10%	-22.36%	-5.47%	-0.64%	0.78%
Class I	-19.59%	-21.22%	N/A	N/A	-21.48%
S&P Mid-Cap 400 Total Return Index(a)	-6.11%	-2.18%	12.76%	10.68%	12.35%
IQ Hedge Long/Short Total Return Beta Index(b)	-3.05%	0.32%	4.65%	4.06%	4.25%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.72% for Class A, 3.47% for Class C and 2.47% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P Mid-Cap 400 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis. Investors cannot invest directly in an Index.

(b)	The IQ Hedge Long/Short Beta Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a long/short equity investment style. Long/short equity hedge fund managers typically invest on both long and short sides of equity markets and diversify their risks by limiting the net exposure to particular sectors, regions or market capitalizations and focusing on company specific anomalies. Investors cannot invest directly in an Index.

**	Inception date is October 28, 2010 for Class A, Class C and the Benchmarks, and June 6, 2014, for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Retail	12.3%
Biotechnology	9.2%
Diversified Financial Services	8.8%
Pharmaceuticals	8.3%
Food	6.0%
Airlines	5.8%
Banks	5.6%
Commercial Services	3.2%
Real Estate	3.2%
Distribution/Wholesale	2.9%
Other/Cash & Equivalents	34.7%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Insider Buying Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	-7.85%	-8.40%	11.42%	11.33%
Class A with load	-13.17%	-13.65%	9.25%	9.85%
Class C	-8.18%	-9.02%	10.62%	11.09%
Class I	-7.71%	-8.20%	N/A	-5.38%
S&P 500 Total Return Index(a)	0.15%	1.38%	15.13%	13.34%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.47% for Class A, 2.22% for Class C and 1.22% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is July 29, 2011 for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Retail	25.7%
Biotechnology	13.7%
Pharmaceuticals	11.5%
Airlines	9.5%
Software	7.2%
Aerospace/Defense	3.7%
Diversified Financial Services	3.6%
Computers	3.3%
Lodging	3.1%
Electronics	3.1%
Other/Cash & Equivalents	15.6%
100%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Insider Long/Short Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	-3.21%	0.57%	3.24%	2.98%
Class A with load	-8.74%	-5.21%	1.22%	1.33%
Class C	-3.56%	-0.10%	2.61%	2.32%
Class I	-3.01%	1.14%	N/A	-6.01%
IQ Hedge Long/Short Beta Total Return Index(a)	-3.05%	0.32%	4.65%	4.25%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 3.63% for Class A, 4.38% for Class C and 3.39% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The IQ Hedge Long/Short Beta Total Return Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a long/short equity investment style. Long/short equity hedge fund managers typically invest on both long and short sides of equity markets and diversify their risks by limiting the net exposure to particular sectors, regions or market capitalizations and focusing on company specific anomalies. Investors cannot invest directly in an index.

**	Inception date is April 30, 2012, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Diversified Financial Services	12.8%
Retail	9.5%
REITS	5.2%
Pharmaceuticals	4.8%
Biotechnology	3.5%
Miscellaneous Manufacturing	3.5%
Banks	3.4%
Real Estate	3.2%
Software	3.1%
Healthcare-Products	2.9%
Other/Cash & Equivalents	48.1%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Hedged Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

Since Inception**
Class A	-0.70%
Class A with load	-6.41%
Class C	-0.80%
Class I	-0.60%
S&P 500 Total Return Index(a)	7.04%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 2.18% for Class A, 2.93% for Class C and 1.93% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is September 30, 2015.

Top Holdings by Investment (long only)	% of Net Assets
Exchange Traded Funds	1.9%
Common Stock	1.5%
Short-Term Investments	88.4%
Other Assets / Liabilities	8.2%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Hedged Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	1.36%	7.81%	3.94%	7.70%	15.68%	15.97%
Class A with load	-4.45%	1.64%	1.92%	6.43%	14.99%	15.30%
Class C	1.00%***	6.89%	N/A	N/A	N/A	3.86%
Class I	1.44%***	7.98%	N/A	N/A	N/A	4.83%
S&P 500 Total Return Index (a)	0.15%	1.38%	15.13%	12.57%	7.31%	7.09%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.27% for Class A, 3.02% for Class C and 2.02% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 15, 2005 for Class A (performance prior to August 30, 2013 represents the Fund’s predecessor limited partnership) and the Benchmark and August 30, 2013 for Class C and I.

***	Represents return based on unadjusted NAV.

Top Holdings by Investment Type (long only)	% of Net Assets
Purchased Options	1.2%
Short-Term Investments	82.5%
Other/Cash & Equivalents	16.3%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Insider Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-5.84%	-0.66%	-5.70%
Class A with load	-11.30%	-6.38%	-8.88%
Class C	-6.05%	-1.16%	-6.27%
Class I	-5.72%	-0.31%	-5.47%
Barclays U.S. Aggregate Bond Index(a)	0.65%	0.55%	1.65%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 14.21% for Class A, 14.96% for Class C and 13.96% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Barclays U.S. Aggregate Bond Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an index.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Pharmaceuticals	31.0%
Diversified Financial Services	12.3%
Office/Business Equipment	6.4%
Biotechnology	6.2%
Banks	6.1%
Oil & Gas Services	5.4%
Commercial Services	5.0%
Software	4.9%
Chemicals	4.8%
Healthcare-Products	3.1%
Other/Cash & Equivalents	14.8%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Intelligent Alternative Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	2.72%	1.57%	-0.19%
Class A with load	-3.19%	-4.32%	-4.27%
Class C	2.35%	0.89%	-0.91%
Class I	2.90%	1.64%	-0.12%
S&P 500 Total Return Index(a)	0.15%	1.38%	6.32%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 9.56% for Class A, 10.31% for Class C and 9.31% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is July 31, 2014.

Top Holdings by Industry	% of Net Assets
Alternative Funds	45.0%
Asset Allocation Funds	35.7%
Equity Fund	10.2%
Other/Cash & Equivalents	9.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst IPOx Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

Since Inception**
Class A	1.30%
Class A with load	-4.52%
Class C	1.10%
Class I	1.40%
S&P 500 Total Return Index(a)	7.04%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 1.98% for Class A, 2.73% for Class C and 1.73% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is September 30, 2015.

Top 10 Holdings by Industry	% of Net Assets
Internet	11.5%
Pharmaceuticals	10.7%
Software	9.3%
Commercial Services	6.6%
Food	5.8%
Auto Manufacturers	4.6%
Biotechnology	4.1%
Equity Funds	4.1%
Computers	3.8%
Diversified Financial Services	2.9%
Other/Cash & Equivalents	36.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Macro Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	19.82%	49.53%	24.53%
Class A with load	12.94%	40.96%	20.52%
Class C	19.39%	49.24%	23.91%
Class I	19.97%	49.82%	24.92%
S&P 500 Total Return Index(a)	0.15%	1.38%	7.30%
IQ Hedge Composite Beta Index(b)	-1.49%	-1.21%	0.13%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.84% for Class A, 3.59% for Class C and 2.59% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The IQ Hedge Composite Beta Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity global macro, market neutral, event driven, fixed income arbitrage and emerging markets. Investors cannot invest directly in an Index.

**	Inception date is March 11, 2014.

Top Holdings by Investment Type (long only)	% of Net Assets
United States Government Securities	55.8%
Short Term Investments	16.0%
Other/Cash & Equivalents	28.2%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Auctos Multi-Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	N/A	N/A	N/A	N/A	-4.49%
Class A with load	N/A	N/A	N/A	N/A	-9.98%
Class C	N/A	N/A	N/A	N/A	-4.81%
Class I	-4.14%	-1.03%	2.97%	1.17%	5.00%
BofAML 3 Month Treasury Bill Index (a)	0.04%	0.05%	0.05%	0.07%	0.43%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 years are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.19% for Class A, 2.94% for Class C and 1.94% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill,” is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an Index.

**	Inception date is August 13, 2015.

Holdings by Investment Type	% of Net Assets
Other/Cash & Equivalents	100.0%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Dynamic Alpha Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	1.63%	6.71%	21.21%	18.81%
Class A with load	-4.22%	0.58%	18.85%	17.08%
Class C	1.24%	5.89%	20.27%	17.91%
Class I	1.81%	7.03%	N/A	12.46%
S&P 500 Total Return Index(a)	0.15%	1.38%	15.13%	5.21%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 1.52% for Class A, 2.27% for Class C and 1.27% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 22, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Software	23.3%
Internet	13.5%
Retail	8.3%
Banks	6.5%
Airlines	6.5%
Leisure Time	5.1%
Beverages	4.7%
Environmental Control	4.5%
Insurance	4.4%
Biotechnology	4.0%
Other/Cash & Equivalents	19.2%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/EquityCompass Buyback Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-2.22%	0.05%	-0.66%
Class A with load	-7.83%	-5.72%	-3.55%
Class C	-2.66%	-0.69%	-1.38%
Class I	-2.10%	0.26%	-0.35%
Russell 3000 Total Return(a)	-1.43%	0.48%	6.35%
S&P 500 Total Return Index(b)	0.15%	1.38%	7.36%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 years are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.92% for Class A, 2.67% for Class C and 1.67% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “Russell 3000 Total Return Index”, is a market capitalization-weighted index of the 3,000 largest U.S. traded stocks. Investors cannot invest directly in an Index.

(b)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 31, 2013.

Top 10 Holdings by Industry	% of Net Assets
Retail	17.2%
Electronics	10.3%
Healthcare-Services	10.0%
Diversified Financial Services	6.7%
Commercial Services	6.4%
Insurance	6.4%
Software	6.3%
Transportation	6.2%
REITS	3.5%
Healthcare-Products	3.4%
Other/Cash & Equivalents	23.6%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Groesbeck Growth of Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	-11.99%	-11.26%	8.44%	8.58%	8.31%
Class A with load	-17.04%	-16.37%	6.32%	7.29%	7.25%
Class C	-12.36%	-11.95%	7.64%	7.78%	7.45%
Class I	-11.94%	-11.11%	8.68%	8.84%	9.35%
S&P 500 Total Return Index(a)	0.15%	1.38%	15.13%	12.57%	12.78%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 1.66% for Class A, 2.41% for Class C and 1.41% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 30, 2009 for Class A, Class C and Benchmark and November 24, 2010 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Diversified Financial Services	15.0%
Pharmaceuticals	12.8%
Chemicals	9.4%
Banks	6.8%
Biotechnology	6.7%
Miscellaneous Manufacturing	5.8%
Transportation	5.8%
Computers	4.7%
REITS	4.7%
Pipelines	4.3%
Other/Cash & Equivalents	24.0%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Groesbeck Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-10.38%	-7.59%	-3.54%
Class A with load	-15.56%	-12.92%	-7.46%
Class C	-10.65%	-8.29%	-4.25%
Class I	-10.26%	-7.39%	-3.32%
S&P 500 Total Return Index(a)	0.15%	1.38%	4.82%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 8.03% for Class A, 8.78% for Class C and 7.78% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is July 29, 2014.

Top 10 Holdings by Industry	% of Net Assets
Pharmaceuticals	16.5%
Diversified Financial Services	12.5%
Semiconductors	12.1%
Retail	9.5%
Commercial Services	7.5%
Computers	6.6%
Internet	6.2%
Biotechnology	6.1%
Aerospace/Defense	3.3%
Healthcare-Services	2.9%
Other/Cash & Equivalents	16.8%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Lyons Hedged Premium Return Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-10.61%	-9.39%	4.29%
Class A with load	-15.76%	-14.61%	1.24%
Class C	-10.98%	-10.14%	3.46%
Class I	-10.50%	-9.13%	1.46%
S&P 500 Total Return Index(a)	0.15%	1.38%	7.36%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 2.42% for Class A, 3.17% for Class C and 2.17% for Class I shares . Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 31, 2013 for Class A, Class C and the Benchmark, and June 6, 2014 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Internet	10.0%
Software	9.4%
Computers	9.3%
Retail	7.8%
Healthcare-Products	7.3%
Biotechnology	7.3%
Semiconductors	5.7%
Oil & Gas	3.8%
Aerospace/Defense	3.6%
Home Builders	3.5%
Other/Cash & Equivalents	32.3%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Lyons Tactical Allocation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-1.04%	-3.34%	14.07%
Class A with load	-6.73%	-8.89%	12.16%
Class C	-1.43%	-4.09%	13.25%
Class I	-0.87%	-3.04%	2.32%
S&P 500 Total Return Index(a)	0.15%	1.38%	14.64%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.73% for Class A, 2.48% for Class C, and 1.48% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is July 2, 2012, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry	% of Net Assets
Commercial Services	10.9%
Retail	10.1%
Pharmaceuticals	8.8%
Oil & Gas	8.7%
Household Products/Wares	8.4%
Aerospace/Defense	7.7%
Computers	7.3%
Transportation	7.1%
Software	4.9%
Shipbuilding	4.6%
Other/Cash & Equivalents	21.5%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Capital Appreciation Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	-2.63%	-1.76%	6.01%	7.02%
Class A with load	-8.24%	-7.40%	3.94%	5.60%
Class C	-2.97%	-2.42%	5.24%	6.23%
Class I	-2.52%	-1.49%	N/A	-3.35%
MSCI All Country World Stock Index(a)	-4.67%	-1.84%	8.26%	6.76%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.65% for Class A, 2.40% for Class C, and 1.40% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Food	15.9%
Pharmaceuticals	9.7%
Telecommunications	8.8%
Retail	6.7%
Oil & Gas	6.5%
Agriculture	6.4%
Beverages	6.1%
Media	3.3%
Environmental Control	2.7%
Aerospace/Defense	2.4%
Other/Cash & Equivalents	31.5%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/MAP Global Total Return Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	-1.91%	-0.16%	4.39%	5.64%
Class A with load	-7.54%	-5.93%	2.35%	4.24%
Class C	-2.34%	-0.88%	3.60%	4.85%
Class I	-1.87%	0.09%	N/A	-1.03%
MSCI All Country World Stock Index Net(a)	-4.67%	-1.84%	8.26%	6.76%
Blended Index(b)	-2.37%	-0.59%	4.49%	3.81%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 1.77% for Class A, 2.52% for Class C, and 1.52% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “MSCI All Country World Stock Index” is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets. Investors cannot invest directly in an index.

(b)	The “Blended Index” is made up of two indices; Merrill Lynch U.S. Corporate & Government 1-3 Yrs, and MSCI AC World Index. Investors cannot invest directly in an index.

**	Inception date is July 29, 2011, for Class A, Class C and the Benchmark, and June 6, 2014, for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
Diversified Financial Services	11.4%
Telecommunications	9.3%
Food	7.9%
Oil & Gas	7.8%
Pharmaceuticals	7.5%
Retail	7.1%
Beverages	6.7%
Computers	4.2%
Agriculture	4.0%
Media	3.3%
Other/Cash & Equivalents	30.8%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Millburn Hedge Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	N/A	N/A	N/A	N/A	N/A	-0.72%
Class A with load	N/A	N/A	N/A	N/A	N/A	-6.45%
Class C	N/A	N/A	N/A	N/A	N/A	-0.72%
Class I	3.86%	1.77%	8.22%	4.88%	7.95%	11.06%
BofA Merrill Lynch 3 Month Treasury Bill(a)	0.04%	0.05%	0.05%	0.07%	1.24%	2.39%
Credit Suisse Managed Futures Hedge Fund Index (b)	3.27%	-0.93%	4.54%	1.22%	4.21%	5.40%
S&P 500 Total Return Index(c)	0.15%	1.38%	15.13%	12.57%	7.31%	7.46%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 2.27% for Class A, 3.02% for Class C and 2.02% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill”, is an index of short-term U.S. Government securities maturing in 90 days.

(b)	Credit Suisse Managed Futures Hedge Fund Index is designed to broadly represent the performance of Managed Futures hedge funds in the Credit Suisse database representing at least 85% of total Managed Futures hedge fund assets under management. Investors cannot invest directly in an Index.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 28, 2015 for A & C shares and January 1, 1997 for I shares

Top Holdings by Investment Type	% of Net Assets
Equity Funds	59.8%
United States Government Securities	20.5%
Other/Cash & Equivalents	19.7%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst MLP & Infrastructure Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-46.64%	-45.74%	-44.99%
Class A with load	-49.72%	-48.86%	-48.08%
Class C	-46.84%	-46.06%	-45.31%
Class I	-46.62%	-45.63%	-44.88%
Alerian MLP Total Return Index(a)	-24.26%	-32.59%	-31.24%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 3.41% for Class A, 4.16% for Class C, and 3.16% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Alerian MLP Total Return Index is the leading gauge of large-cap and mid-cap energy Master Limited Partnerships. Investors cannot invest directly in an index.

**	Inception date is December 22, 2014.

Top Holdings by Industry	% of Net Assets
Pipelines	76.9%
Oil & Gas Services	11.8%
Gas	4.3%
Oil & Gas	4.2%
Other/Cash & Equivalents	2.8%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Princeton Floating Rate Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-8.09%	-5.40%	1.14%
Class A with load	-12.43%	-9.87%	-0.49%
Class C	-8.39%	-6.04%	0.36%
Class I	-7.88%	-5.05%	1.38%
S&P/LSTA U.S. Leveraged Loan 100 Index(a)	-4.43%	-2.75%	1.04%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds are 1.60% for Class A and 2.35% for Class C, and 1.35% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The S&P/LSTA U.S. Leveraged Loan 100 Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. The Index consists of 100 loan facilities drawn from a larger benchmark - the S&P/SLTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI). Investors cannot invest directly in an Index.

**	Inception date is December 31, 2012.

Top Holdings by Investment	% of Net Assets
Bank Loans	86.3%
Corporate Bonds	14.1%
Collateralized Loan Obligations	9.1%
Other/Cash & Equivalents	(9.5)%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Princeton Hedged Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-10.28%	-8.08%	-8.96%
Class A with load	-14.29%	-12.23%	-12.75%
Class C	-10.56%	-8.78%	-9.62%
Class I	-10.18%	-7.98%	-8.84%
Barclays U.S. Aggregate Bond Index(a)	0.65%	0.55%	1.11%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 19.02% for Class A, 19.77% for Class C and 18.77% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Barclays U.S. Aggregate Bond Index, is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. Investors cannot invest directly in an Index.

**	Inception date is November 7, 2014.

Top 10 Holdings by Investment	% of Net Assets
Debt Funds	44.7%
Airlines	8.3%
Equity Funds	6.4%
REITS	5.7%
Diversified Financial Services	5.7%
Commercial Services	4.3%
Electric	3.9%
Oil & Gas	3.4%
Telecommunications	3.1%
Internet	3.0%
Other/Cash & Equivalents	11.5%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH High Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	-25.36%	-27.84%	-14.53%	-7.36%	-2.17%
Class A with load	-29.40%	-31.34%	-15.89%	-8.46%	-2.93%
Class C	-25.41%	-28.32%	-15.08%	-8.01%	-2.85%
Class I	-25.01%	-27.57%	N/A	N/A	-17.56%
BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)	-6.87%	-4.55%	1.64%	4.84%	6.80%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 4.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 1.57% for Class A, 2.32% for Class C and 1.32% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmark, and July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Mining	17.0%
Electrical Components & Equipment	8.0%
Telecommunications	8.0%
Oil & Gas Services	6.4%
Biotechnology	6.3%
Semiconductors	6.2%
Oil & Gas	5.8%
Lodging	5.4%
Auto Parts & Equipment	4.6%
Cosmetics/Personal Care	4.6%
Other/Cash & Equivalents	27.7%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/SMH Total Return Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	-21.13%	-26.87%	-9.47%	-6.12%	-3.31%
Class A with load	-25.98%	-31.06%	-11.22%	-7.23%	-4.07%
Class C	-21.45%	-27.44%	-10.15%	-6.82%	-4.04%
Class I	-21.07%	-26.74%	N/A	N/A	-14.63%
S&P 500 Total Return Index(a)	0.15%	1.38%	15.13%	12.57%	7.51%
BofA Merrill Lynch U.S. Cash Pay High Yield Index(b)	-6.82%	-4.55%	1.64%	4.84%	6.80%
Blended Index (c)	-3.35%	-1.52%	8.26%	8.72%	7.32%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 3.13% for Class A, 3.88% for Class C and 2.88% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market. Investors cannot invest directly in an Index.

(c)	Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the BofA Merrill Lynch U.S. Cash Pay High Yield Index.

**	Inception date is May 21, 2008 for Class A, Class C and the Benchmarks and July 1, 2013 for Class I.

Top 10 Holdings by Industry	% of Net Assets
Investment Companies	31.4%
Private Equity	13.5%
Cosmetics/Personal Care	7.0%
Equity Fund	6.7%
Semiconductors	6.3%
REITS	5.3%
Telecommunications	5.1%
Auto Parts & Equipment	5.0%
Oil & Gas Services	4.5%
Lodging	4.1%
Other/Cash & Equivalents	11.1%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Stone Beach Income Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-1.62%	-0.31%	1.15%
Class A with load	-7.31%	-6.06%	-4.09%
Class C	-1.88%	-1.00%	0.35%
Class I	-1.39%	-0.03%	1.41%
JP Morgan MBS Index(a)	1.16%	1.51%	1.85%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 6.59% for Class A, 7.34% for Class C and 6.34% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The JP Morgan MBS Index tracks fixed-rate Mortgage Backed Securities “MBS” issued by FNMA, FHLMC and GNMA. Investors cannot invest directly in an Index.

**	Inception date is November 20, 2014.

Holdings by Investment Type	% of Net Assets
Federal Home Loan Mortgage Association	45.9%
Federal National Mortgage Association	38.5%
Government National Mortgage Association	5.5%
Private Collateralized Mortgage Obligation	2.2%
Other/Cash & Equivalents	7.9%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Time Value Trading Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2015

The Fund’s performance figures* for each of the periods ended December 31, 2015, compared to its benchmark:

	6 Month Return	1 Year Return	Since Inception**
Class A	-17.14%	-5.73%	-6.59%
Class A with load	-21.89%	-11.17%	-11.28%
Class C	-17.37%	-6.48%	-7.39%
Class I	-16.96%	-5.43%	-6.41%
S&P 500 Total Return Index(a)	0.15%	1.38%	2.65%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 3.01% for Class A, 3.76% for Class C and 2.76% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is November 7, 2014.

Top Holdings by Investment (long only)	% of Net Assets
Short-Term Investments	55.2%
Other Assets / Liabilities	44.8%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST SMALL CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 100.0%
	AEROSPACE/DEFENSE - 0.5%
3,250	HEICO Corp.	$176,670

	APPAREL - 2.6%
57,131	Superior Uniform Group, Inc.	970,084

	BANKS - 6.9%
45,000	Bank of the Ozarks, Inc.	2,225,700
7,000	First Internet Bancorp	200,830
4,000	QCR Holdings, Inc.	97,160
		2,523,690
	BIOTECHNOLOGY - 0.7%
35,000	Agenus, Inc. *	158,900
29,472	Fibrocell Science, Inc. * +	134,098
		292,998
	CHEMICALS - 1.4%
10,000	Olin Corp.	172,600
10,000	PolyOne Corp.	317,600
		490,200
	DISTRIBUTION/WHOLESALE - 2.0%
15,000	Rentrak Corp. *	712,950

	DIVERSIFIED FINANANCIAL SERVICES - 12.1%
10,000	Emergent Capital, Inc. *	36,900
30,000	Encore Capital Group, Inc. * +	872,400
230,188	MMA Capital Management LLC *	3,312,405
23,000	SLM Corp. *	149,960
		4,371,665
	ELECTRONICS - 7.0%
231,000	ZAGG, Inc. *	2,527,140

	ENVIRONMENTAL CONTROL - 0.4%
20,000	Fenix Parts, Inc. * +	135,800

	FOOD - 8.0%
62,500	Cal-Maine Foods, Inc. +	2,896,250

	HEALTHCARE PRODUCTS - 0.5%
17,500	Endologix, Inc. *	173,250

	HEALTHCARE SERVICES - 7.4%
50,000	Almost Family, Inc. *	1,911,500
15,000	Healthways, Inc. *	193,050
208,000	Nobilis Health Corp. * +	586,560
		2,691,110
	HOME FURNISHINGS - 3.8%
55,000	Bassett Furniture Industries, Inc.	1,379,400

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST SMALL CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value
	COMMON STOCK - 100.0% (Continued)
	INSURANCE - 1.1%
6,500	RLI Corp.	$401,375

	INTERNET - 1.7%
30,000	Tucows, Inc. *	633,000

	INVESTMENT COMPANIES - 2.3%
46,500	Newtek Business Services Corp.	665,880
11,000	TCP Capital Corp.	153,230
		819,110
	IRON/STEEL - 0.3%
10,500	Allegheny Technologies, Inc.	118,125

	LEISURE TIME - 0.3%
7,500	Arctic Cat, Inc.	122,850

	MACHINERY-CONSTRUCTION & MINING - 0.3%
10,000	Joy Global, Inc. +	126,100

	METAL FABRICATE/HARDWARE - 1.2%
20,000	Global Brass & Copper Holdings, Inc.	426,000

	MISCELLANEOUS MANUFACTURING - 6.1%
6,500	Actuant Corp.	155,740
34,500	AZZ, Inc.	1,917,165
3,000	Chase Corp.	122,190
		2,195,095
	OIL & GAS - 4.0%
116,000	Trecora Resources *	1,437,240

	PHARMACEUTICALS - 14.5%
275,000	Catalyst Pharmaceuticals, Inc. *	673,750
45,000	La Jolla Pharmaceutical Co. * +	1,215,000
35,000	Lannett Co., Inc. * +	1,404,200
35,000	Neogen Corp. *	1,978,200
		5,271,150
	PIPELINES - 0.4%
3,250	NuStar Energy LP	130,325

	REAL ESTATE - 6.0%
90,000	Kennedy-Wilson Holdings, Inc.	2,167,200

	RETAIL - 3.1%
7,000	Buffalo Wild Wings, Inc. *	1,117,550

	SOFTWARE - 0.4%
17,500	Apigee Corp. * +	140,525

	TELECOMMUNICATIONS - 3.3%
10,000	DigitalGlobe, Inc. *	156,600
60,000	GTT Communications, Inc. *	1,023,600
		1,180,200

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST SMALL CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares			Value
	COMMON STOCK - 100.0% (Continued)
	TRANSPORTATION - 1.7%
13,000	Dorian LPG Ltd. *		$153,010
140,000	Radiant Logistics, Inc. *		480,200
			633,210

	TOTAL COMMON STOCK (Cost - $39,750,384)		36,260,262

		Expiration Date - Exercise Price
	WARRANTS - 0.5%
	CHEMICALS - 0.5%
20,380	Tronox Ltd. - Class A *	02/14/2018 - $58.99	89,468
21,050	Tronox Ltd. - Class B *	02/14/2018 - $65.10	101,882
	TOTAL WARRANTS (Cost - $2,198,564)		191,350

	SHORT-TERM INVESTMENTS - 21.4%
7,760,575	Fidelity Institutional Money Market Portfolio, Class I, 0.32% **(a)		7,760,575
	TOTAL SHORT TERM INVESTMENTS (Cost - $7,760,575)		7,760,575

	TOTAL INVESTMENTS - 121.9% (Cost - $49,709,523) (b)		$44,212,187
	LIABILITIES LESS OTHER ASSETS - (21.9)%		(7,950,739)
	NET ASSETS - 100.0%		$36,261,448

LLC - Limited Liability Company

LP - Limited Partnership

*	Non income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

+	Security, or a portion of the security, is out on loan at December 31, 2015. Total loaned securities had a value of $7,433,295 on December 31, 2015.

(a)	This security was purchased with cash received as collateral for securities on loan at December 31, 2015. Total collateral had a value of $7,760,575 on December 31, 2015.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $42,136,073 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,318,104
Unrealized depreciation:	(8,002,565)
Net unrealized depreciation:	$(5,684,461)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 80.1%
	AEROSPACE/DEFENSE - 2.6%
650	TransDigm Group, Inc. *	$148,493

	AIRLINES - 5.8%
3,500	Delta Air Lines, Inc.	177,415
3,500	Southwest Airlines Co.	150,710
		328,125
	APPAREL - 0.7%
2,500	Superior Uniform Group, Inc.	42,450

	BANKS - 5.6%
4,000	Bank of the Ozarks, Inc.	197,840
3,700	Independent Bank Group, Inc.	118,400
		316,240
	BIOTECHNOLOGY - 9.2%
7,500	Advaxis, Inc. *	75,450
4,000	Intrexon Corp. *	120,600
3,400	Medivation, Inc. *	164,356
300	Regeneron Pharmaceuticals, Inc. *	162,860
		523,266
	CHEMICALS - 2.9%
1,250	Air Products & Chemicals, Inc.	162,638

	COMMERCIAL SERVICES - 3.2%
2,500	Macquarie Infrastructure Corp.	181,500

	DISTRIBUTION/WHOLESALE - 2.9%
4,000	Fastenal Co.	163,280

	DIVERSIFIED FINANANCIAL SERVICES - 8.8%
1,000	Credit Acceptance Corp. *	214,020
5,500	Encore Capital Group, Inc. *	159,940
45,420	Ladenburg Thalmann Financial Services, Inc. *	125,359
		499,319
	FOOD - 6.0%
5,000	Cal-Maine Foods, Inc.	231,700
2,500	Pinnacle Foods, Inc.	106,150
		337,850
	HEALTHCARE-SERVICES - 0.4%
7,500	Nobilis Health Corp. *	21,150

	HOME FURNISHINGS - 2.0%
4,500	Bassett Furniture Industries, Inc.	112,860

	PHARMACEUTICALS - 8.3%
4,000	Akorn, Inc. *	149,240
18,006	OPKO Health, Inc. *	180,960
1,400	Valeant Pharmaceuticals International, Inc. *	142,310
		472,510
	REAL ESTATE - 3.2%
7,500	Kennedy-Wilson Holdings, Inc.	180,600

	REITS - 1.4%
1,000	Taubman Centers, Inc.	76,720

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares			Value
	RETAIL - 12.3%
2,000	L Brands, Inc.		$191,640
500	O’Reilly Automotive, Inc. *		126,710
2,250	Tractor Supply Co.		192,375
1,000	Ulta Salon Cosmetics & Fragrance, Inc. *		185,000
			695,725
	SOFTWARE - 2.3%
4,000	Ebix, Inc.		131,160

	TELECOMMUNICATIONS - 1.8%
6,000	GTT Communications, Inc. *		102,360

	TRANSPORTATION - 0.7%
12,500	Radiant Logistics, Inc. *		42,875

	TOTAL COMMON STOCK (Cost - $5,150,416)		4,539,121

Contracts (a)		Expiration Date - Exercise Price
	PURCHASED OPTIONS - 16.8% *
	PUT OPTIONS PURCHASED - 16.8%
3,000	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $10.00	246,000
600	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $11.00	69,900
530	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $12.00	85,595
450	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $13.00	93,825
400	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $14.00	106,000
340	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $15.00	109,480
345	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $17.00	151,800
175	iPATH S&P 500 VIX Short-Term Futures ETN	01/20/17 - $18.00	91,525
			954,125

	TOTAL PURCHASED OPTIONS (Cost - $1,574,685)		954,125

Shares
	SHORT-TERM INVESTMENTS - 3.5%
195,625	Fidelity Institutional Money Market Portfolio, Class I, 0.32% **		195,625
	TOTAL SHORT-TERM INVESTMENTS (Cost - $195,625)		195,625

	TOTAL INVESTMENTS - 100.4% (Cost - $6,920,726) (b)		$5,688,871
	LIABILITIES LESS OTHER ASSETS - (0.4)%		(23,660)
	NET ASSETS - 100.0%		$5,665,211

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (1.5)% *
90	ProShares Ultra VIX Short-Term Futures ETF	01/15/2016 - $90.00	$2,160
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $156,054) (b)		$2,160

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for call options written.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $6,711,180 and differs from value by net

Unrealized appreciation:	$311,936
Unrealized depreciation:	(1,490,299)
Net unrealized depreciation:	$(1,178,363)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 99.6%
	AEROSPACE/DEFENSE - 3.7%
35,200	TransDigm Group, Inc. *	$8,041,440

	AGRICULTURE - 1.1%
40,000	Altria Group, Inc.	2,328,400

	AIRLINES - 9.5%
200,000	Delta Air Lines, Inc.	10,138,000
250,000	Southwest Airlines Co.	10,765,000
		20,903,000
	AUTO PARTS & EQUIPMENT - 0.1%
1,875	Delphi Automotive PLC	160,744

	BIOTECHNOLOGY - 13.7%
10,000	Alexion Pharmaceuticals, Inc. *	1,907,500
30,000	Amgen, Inc.	4,869,900
27,500	Biogen, Inc. *	8,424,625
90,000	Gilead Sciences, Inc.	9,107,100
10,000	Medivation, Inc. *	483,400
10,000	Regeneron Pharmaceuticals, Inc. *	5,428,700
		30,221,225

	CHEMICALS - 1.0%
6,000	Air Products & Chemicals, Inc.	780,660
15,000	LyondellBasell Industries NV	1,303,500
		2,084,160
	COMPUTERS - 3.3%
70,000	Apple, Inc.	7,368,200

	DISTRIBUTION/WHOLESALE - 1.3%
32,500	Genuine Parts Co.	2,791,425

	DIVERSIFIED FINANCIAL SERVICES - 3.6%
37,500	Credit Acceptance Corp. *	8,025,750

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.3%
12,500	Acuity Brands, Inc.	2,922,500

	ELECTRONICS - 3.1%
375,000	Corning, Inc.	6,855,000

	ENGINEERING & CONSTRUCTION - 1.1%
22,500	SBA Communications Corp. - Cl. A *	2,364,075

	FOOD - 0.4%
2,500	JM Smucker Co.	308,350
6,250	Kroger Co.	261,437
5,000	Mondelez International, Inc. - Cl. A	224,200
		793,987

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value
	COMMON STOCK - 99.6% (Continued)
	INSURANCE - 2.8%
10,000	Aon PLC	$922,100
140,000	Voya Financial, Inc.	5,167,400
		6,089,500
	LODGING - 3.1%
100,000	Wynn Resorts Ltd.	6,919,000

	OIL & GAS - 2.2%
60,000	Phillips 66	4,908,000

	PHARMACEUTICALS - 11.5%
16,500	Allergan PLC *	5,156,250
50,000	AmerisourceBergen Corp.	5,185,500
62,500	Cardinal Health, Inc.	5,579,375
35,000	Endo International PLC *	2,142,700
115,000	OPKO Health, Inc. *	1,155,750
60,000	Valeant Pharmaceuticals International, Inc. *	6,099,000
		25,318,575
	PIPELINES - 1.3%
180,000	Kinder Morgan, Inc.	2,685,600
8,750	Sunoco Logistics Partners LP	224,875
		2,910,475

	RETAIL - 25.7%
13,650	AutoZone, Inc. *	10,127,071
157,500	Dollar General Corp.	11,319,525
125,000	Dollar Tree, Inc. *	9,652,500
15,000	L Brands, Inc.	1,437,300
20,000	O’Reilly Automotive, Inc. *	5,068,400
75,000	Restaurant Brands International, Inc.	2,802,000
100,000	Tractor Supply Co.	8,550,000
32,500	Ulta Salon Cosmetics & Fragrance, Inc. *	6,012,500
20,000	Walgreens Boots Alliance, Inc.	1,703,100
		56,672,396
	SOFTWARE - 7.2%
125,000	Fidelity National Information Services, Inc.	7,575,000
150,000	Microsoft Corp.	8,322,000
		15,897,000
	TRANSPORTATION - 2.6%
98,000	Old Dominion Freight Line, Inc. *	5,788,860

	TOTAL COMMON STOCK (Cost - $232,014,116)	219,363,712

	SHORT-TERM INVESTMENTS - 0.3%
558,984	Fidelity Institutional Money Market Portfolio, Class I, 0.32% **	558,984
	TOTAL SHORT-TERM INVESTMENTS (Cost - $558,984)	558,984

	TOTAL INVESTMENTS - 99.9% (Cost - $232,573,100) (a)	$219,922,696
	OTHER ASSETS LESS LIABILITIES - 0.1%	296,580
	NET ASSETS - 100.0%	$220,219,276

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

LP - Limited Partnership

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $234,393,055 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$8,108,529
Unrealized depreciation:	(22,578,888)
Net unrealized depreciation:	$(14,470,359)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 71.4%
	AEROSPACE/DEFENSE - 2.7%
1,000	TransDigm Group, Inc. * +	$228,450

	BANKS - 3.4%
4,250	Bank of the Ozarks, Inc. +	210,205
3,000	QCR Holdings, Inc. +	72,870
		283,075
	BEVERAGES - 0.8%
500	Constellation Brands, Inc. +	71,220

	BIOTECHNOLOGY - 3.5%
1,000	Alnylam Pharmaceuticals, Inc. * +	94,140
2,000	Gilead Sciences, Inc. +	202,380
		296,520
	COMPUTERS - 1.4%
3,750	Engility Holdings, Inc. +	121,800

	DISTRIBUTION/WHOLESALE - 1.3%
1,250	Genuine Parts Co. +	107,362

	DIVERSIFIED FINANCIAL SERVICES - 12.8%
7,500	Altisource Portfolio Solutions SA * +	208,575
1,000	Credit Acceptance Corp. * +	214,020
4,000	Intl. FCStone, Inc. * +	133,840
35,867	MMA Capital Management LLC * +	516,126
		1,072,561
	ELECTRIC - 1.0%
6,250	Dynegy, Inc. * +	83,750

	FOOD - 2.8%
5,000	Cal-Maine Foods, Inc. +	231,700

	HEALTHCARE-PRODUCTS - 2.9%
6,500	Insulet Corp. * +	245,765

	HEALTHCARE-SERVICES - 2.3%
5,000	Almost Family, Inc. * +	191,150

	INTERNET - 1.2%
4,500	Tucows, Inc. * +	94,950

	INVESTMENT COMPANIES - 1.0%
6,000	Newtek Business Services Corp. +	85,920

	METAL FABRICATE/HARDWARE - 2.2%
8,500	Global Brass & Copper Holdings, Inc. +	181,050

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value
	COMMON STOCK - 71.4% (Continued)
	MISCELLANEOUS MANUFACTURING - 3.5%
4,500	AZZ, Inc. +	$250,065
1,000	Chase Corp. +	40,730
		290,795
	PHARMACEUTICALS - 4.8%
30,000	Catalyst Pharmaceuticals, Inc. * +	73,500
20,918	OPKO Health, Inc. * +	210,226
1,200	Valeant Pharmaceuticals International, Inc. * +	121,980
		405,706
	REAL ESTATE - 3.2%
1,500	Consolidated-Tomoka Land Co. +	79,065
8,000	Kennedy-Wilson Holdings, Inc. +	192,640
		271,705
	REITS - 5.2%
6,500	Chesapeake Lodging Trust +	163,540
12,500	National Storage Affiliates Trust +	214,125
250	Public Storage +	61,925
		439,590
	RETAIL - 9.5%
325	AutoZone, Inc. * +	241,121
2,500	Dollar Tree, Inc. * +	193,050
500	O’Reilly Automotive, Inc. * +	126,710
2,750	Tractor Supply Co. +	235,125
		796,006
	SOFTWARE - 3.1%
8,000	Ebix, Inc. +	262,320

	TELECOMMUNICATIONS - 2.8%
67,500	Oclaro, Inc. * +	234,900

	TOTAL COMMON STOCK (Cost - $6,290,657)	5,996,295

	SHORT-TERM INVESTMENTS - 6.2%
	MONEY MARKET FUNDS - 1.4%
115,266	Fidelity Institutional Money Market Portfolio, Class I, 0.32% ** + (Cost - $115,266)	115,266

Principal
	UNITED STATES GOVERNMENT SECURITY - 4.8%
$400,000	United States Treasury Bill, 0.000%, due 4/28/2016 + (Cost - $399,758)	399,758

	TOTAL SHORT-TERM INVESTMENTS (Cost - $515,024)	515,024

	TOTAL INVESTMENTS - 77.6% (Cost - $6,805,681) (a)	$6,511,319
	OTHER ASSETS LESS LIABILITIES - 22.4%	1,884,094
	NET ASSETS - 100.0%	$8,395,413

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value
	SECURITIES SOLD SHORT - (73.9)% *
	COMMON STOCK - (68.4)%
	COAL - (10.4)%
149,000	Westmoreland Coal Co.	$876,120

	COMMERCIAL SERVICES - (18.0)%
197,000	Apollo Education Group, Inc.	1,510,990

	DIVERSIFIED FINANCIAL SERVICES - (7.2)%
54,563	LendingClub Corp.	602,921

	INTERNET - (8.4)%
30,500	Twitter, Inc.	705,770

	MACHINERY-DIVERSIFIED - (1.2)%
9,500	Twin Disc, Inc.	99,940

	MINING - (9.5)%
190,000	Novagold Resources, Inc.	799,900

	OIL & GAS - (8.4)%
28,500	Range Resources Corp.	701,385

	TELECOMMUNICATIONS - (2.4)%
137,500	Globalstar, Inc.	198,000

	TRANSPORTATION - (2.9)%
35,000	Tidewater, Inc.	243,600

	TOTAL COMMON STOCK (Cost - $7,795,828)	5,738,626

	EXCHANGE TRADED FUNDS - (5.5)%
	EQUITY FUNDs - (5.5)%
2,250	iPATH S&P 500 VIX Short-Term Futures ETN	45,315
67,000	VelocityShares Daily 2x VIX Short Term ETN	419,420
	TOTAL EXCHANGE TRADED FUNDS (Cost - $542,959)	464,735

	TOTAL SECURITIES SOLD SHORT (Proceeds - $8,338,787) (a)	$6,203,361

ETN - Exchange Traded Notes

LLC - Limited Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for securities sold short.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $(1,616,188) and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,726,994
Unrealized depreciation:	(969,012)
Net unrealized appreciation:	$1,757,982

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares			Value
	COMMON STOCK - 1.5%
	CHEMICALS - 0.5%
1,400	Potash Corp. of Saskatchewan, Inc.		$23,968

	MINING - 1.0%
1,000	BHO Billiton Ltd. ADR		25,760
900	Rio Tinto PLC ADR		26,208
			51,968

	TOTAL COMMON STOCK (Cost $90,099)		75,936

	EXCHANGE TRADED FUNDS - 1.9%
	EQUITY FUNDS - 1.9%
5,000	Alerian MLP ETF		60,250
1,600	Market Vectors Gold Miners ETF		21,952
1,000	Market Vectors Junior Gold Miners ETF		19,210
	TOTAL EXCHANGE TRADED FUNDS (Cost $107,542)		101,412

Contracts (a)		Expiration Date - Exercise Price
	OPTIONS PURCHASED - 3.9% *
	PUT OPTIONS PURCHASED - 3.5%
20	Alerian MLP ETF	02/19/2016 - $11	600
25	Alerian MLP ETF	04/15/2016 - $9	500
20	Alerian MLP ETF	04/15/2016 - $10	600
20	Alerian MLP ETF	04/15/2016 - $11	1,100
10	Alerian MLP ETF	04/15/2016 - $12	1,025
10	BHP Billiton Ltd.	02/19/2016 - $27.50	2,485
10	BHP Billiton Ltd.	03/18/2016 - $22.50	1,035
20	Corn Future +	02/19/2016 - $330	1,500
90	Corn Future +	04/22/2016 - $300	2,250
80	Corn Future +	04/22/2016 - $310	4,000
40	Corn Future +	04/22/2016 - $320	4,000
8	Crude Oil Future +	02/17/2016 - $34	6,960
4	Crude Oil Future +	02/17/2016 - $35	4,520
4	Crude Oil Future +	02/17/2016 - $36.5	6,520
12	Crude Oil Future +	03/16/2016 - $32	9,000
24	Crude Oil Future +	03/16/2016 - $34	27,840
6	Crude Oil Future +	03/16/2016 - $35	8,580
12	Gold Future +	01/26/2016 - $1,080	31,440
12	Gold Future +	02/24/2016 - $1,025	12,360
6	Gold Future +	03/28/2016 - $960	3,120
14	Gold Future +	03/28/2016 - $965	7,980
10	Gold Future +	03/28/2016 - $1,010	12,800
10	Gold Future +	04/26/2016 - $940	6,000
5	Market Vectors Gold Miners ETF	02/19/2016 - $13	265
15	Market Vectors Gold Miners ETF	03/18/2016 - $12	615
5	Market Vectors Gold Miners ETF	03/18/2016 - $12.5	273
6	Market Vectors Gold Miners ETF	03/18/2016 - $14	738
17	Market Vectors Junior Gold Miners ETF	02/19/2016 - $18	1,020
3	Market Vectors Junior Gold Miners ETF	02/19/2016 - $20	473
10	Potash Corp of Saskatchewan, Inc.	03/18/2016 - $15	480
10	Potash Corp of Saskatchewan, Inc.	03/18/2016 - $18	1,845
3	Potash Corp of Saskatchewan, Inc.	03/18/2016 - $19	768
4	Rio Tinto PLC	02/19/2016 - $27.5	380
5	Rio Tinto PLC	04/15/2016 - $25	525
4	Rio Tinto PLC	04/15/2016 - $27.5	780
2	Rio Tinto PLC	04/15/2016 - $30	660

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	PUT OPTIONS PURCHASED - 3.5% (Continued)
10	S&P 500 Index Future	02/19/2016 - $1,500	$2,625
10	S&P 500 Index Future	03/18/2016 - $1,500	6,500
10	S&P 500 Index Future	04/15/2016 - $1,500	12,125
	TOTAL PUT OPTIONS PURCHASED (Cost - $181,993)		186,286

	CALL OPTIONS PURCHASED - 0.4%
30	Corn Future +	02/19/2016 - $420	1,125
20	Corn Future +	02/19/2016 - $450	250
170	Corn Future +	04/22/2016 - $460	10,625
30	Corn Future +	04/22/2016 - $470	1,500
80	Corn Future +	04/22/2016 - $480	3,000
8	Crude Oil Future +	03/16/2016 - $60	720
6	Crude Oil Future +	03/16/2016 - $61.5	480
12	Crude Oil Future +	03/16/2016 - $62	840
6	Gold Future +	02/24/2016 - $1,175	840
4	Gold Future +	02/24/2016 - $1,300	40
4	Gold Future +	02/24/2016 - $1,330	40
6	Gold Future +	03/28/2016 - $1,200	1,500
	TOTAL CALL OPTIONS PURCHASED (Cost - $69,345)		20,960

	TOTAL OPTIONS (Cost - $251,338)		207,246

Shares
	SHORT-TERM INVESTMENTS - 88.4%
2,684,679	Fidelity Institutional Money Market Portfolio, Class I, 0.32% **		2,684,679
200,013	TCG Cash Reserve Government, Class I, 0.26% **		200,013
200,013	TCG US Government Primary Liquidity, Class I, 0.25% **		200,013
200,013	TCG US Government Advantage, Class I, 0.25% **		200,013
200,013	TCG Liquid Assets Government, Class I, 0.25% **		200,013
200,014	TCG US Government Select, Class I, 0.25% **		200,014
200,014	TCG Liquidity Plus Government, Class I, 0.25% **		200,014
200,014	TCG US Government Max, Class I, 0.25% **		200,014
200,014	TCG US Government Premier, Class I, 0.25% **		200,014
200,014	TCG US Government Ultra, Class I, 0.25% **		200,014
200,014	TCG Daily Liquidity Government, Class I, 0.25% **		200,014
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,684,815)		4,684,815

	TOTAL INVESTMENTS - 95.7% (Cost - $5,133,794) (b)		$5,069,409
	OTHER ASSETS LESS LIABILITIES - 4.3%		227,575
	NET ASSETS - 100.0%		$5,296,984

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (4.5)% *
	PUT OPTIONS WRITTEN - (4.2)%
20	Alerian MLP ETF	01/15/2016 - $11	$240
25	Alerian MLP ETF	02/19/2016 - $10	438
10	BHP Billiton Ltd.	01/15/2016 - $25	500
60	Corn Future +	01/22/2016 - $340	4,500
90	Corn Future +	01/22/2016 - $350	17,438
40	Corn Future +	02/19/2016 - $320	1,250
30	Corn Future +	02/19/2016 - $340	5,250
12	Crude Oil Future +	01/14/2016 - $31	1,200
2	Crude Oil Future +	01/14/2016 - $36	1,660
16	Crude Oil Future +	01/14/2016 - $36.50	16,320
12	Crude Oil Future +	01/14/2016 - $37.50	18,000
12	Crude Oil Future +	01/14/2016 - $38	21,600
20	Crude Oil Future +	01/14/2016 - $39	49,600
24	Crude Oil Future +	02/17/2016 - $60	6,960
6	Crude Oil Future +	02/17/2016 - $62	3,480
20	Gold Future +	01/26/2016 - $1,040	13,400
12	Gold Future +	01/26/2016 - $1,050	11,880
24	Gold Future +	02/24/2016 - $1,000	13,680
10	Gold Future +	02/24/2016 - $1,020	9,200

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	PUT OPTIONS WRITTEN - (4.2)% (Continued)
20	Gold Future +	03/28/2016 - $980	$15,000
15	Market Vectors Gold Miners ETF	01/15/2016 - $13.5	495
10	Market Vectors Junior Gold Miners ETF	01/15/2016 - $19	500
10	Potash Corp of Saskatchewan Inc	01/15/2016 - $16.5	360
4	Rio Tinto PLC	01/15/2016 - $30	540
5	Rio Tinto PLC	02/19/2016 - $27.5	475
10	S&P 500 Index Future	02/19/2016 - $1,700	9,000
5	S&P 500 Index Future	01/15/2016 - $1,730	625
5	S&P 500 Index Future	01/15/2016 - $1,750	688
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $264,076)		224,279

	CALL OPTIONS WRITTEN - (0.3)%
150	Corn Future +	01/22/2016 - $400	3,750
60	Corn Future +	01/22/2016 - $405	1,125
100	Corn Future +	02/19/2016 - $400	8,125
10	Corn Future +	02/19/2016 - $440	187
4	Crude Oil Future +	02/17/2016 - $60	80
4	Crude Oil Future +	02/17/2016 - $62	40
6	Crude Oil Future +	01/14/2016 - $54	60
12	Crude Oil Future +	01/14/2016 - $53	120
12	Gold Future +	03/28/2016 - $1,230	1,920
12	Gold Future +	02/24/2016 - $1,200	960
3	Market Vectors Junior Gold Miners ETF	01/15/2016 - $21	30
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $73,302)		16,397

	TOTAL OPTIONS WRITTEN (Premiums Received - $337,378) (b)		$240,676

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

*	Non-income producing security.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited CFC

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

(a)	Each contract is equivalent to one underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $4,796,416 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$183,370
Unrealized depreciation:	(151,053)
Net unrealized appreciation:	$32,317

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	PURCHASED OPTIONS - 1.2% *
	PUT OPTIONS PURCHASED - 0.7%
7,500	S&P 500 Index Future	01/15/2016 - $1,500	$281,250
12,700	S&P 500 Index Future	02/19/2016 - $1,500	3,333,750
14,500	S&P 500 Index Future	03/18/2016 - $1,500	9,425,000
3,000	S&P 500 Index Future	04/15/2016 - $1,500	3,637,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $45,225,625)		16,677,500

	CALL OPTIONS PURCHASED - 0.5%
600	S&P 500 Index Future	03/18/2016 - $2,165	1,125,000
500	S&P 500 Index Future	03/18/2016 - $2,170	825,000
1,250	S&P 500 Index Future	03/18/2016 - $2,175	1,812,500
1,925	S&P 500 Index Future	03/18/2016 - $2,190	1,804,687
75	S&P 500 Index Future	03/18/2016 - $2,195	60,000
2,750	S&P 500 Index Future	03/18/2016 - $2,200	1,856,250
4,075	S&P 500 Index Future	03/18/2016 - $2,205	2,343,125
520	S&P 500 Index Future	03/18/2016 - $2,210	253,500
500	S&P 500 Index Future	04/15/2016 - $2,165	1,500,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $47,298,125)		11,580,062

	TOTAL PURCHASED OPTIONS (Cost - $92,523,750)		28,257,562

Principal
	UNITED STATES GOVERNMENT SECURITIES - 4.5%
$100,000,000	United States Treasury Note, 0.750%, 10/31/2017		99,468,800
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $99,862,133)		99,468,800

Shares
	SHORT-TERM INVESTMENTS - 82.5%
	MONEY MARKET FUNDS - 82.5%
1,702,576,691	Fidelity Institutional Money Market Portfolio, Class I, 0.32% (b) **		1,702,576,691
13,105,001	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.26% (b)		13,105,001
13,104,989	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.25% (b)		13,104,989
13,104,948	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.25% (b)		13,104,948
13,104,961	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.25% (b)		13,104,961
13,105,158	TCG US Government Advantage Money Market Fund, Institutional Class, 0.25% (b)		13,105,158
13,105,005	TCG US Government Max Money Market Fund, Institutional Class, 0.25% (b)		13,105,005
13,104,997	TCG US Government Premier Money Market Fund, Institutional Class, 0.25% (b)		13,104,997
13,104,971	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.25% (b)		13,104,971
13,104,992	TCG US Government Select Money Market Fund, Institutional Class, 0.25% (b)		13,104,992
13,105,005	TCG US Government Ultra Money Market Fund, Institutional Class, 0.25% (b)		13,105,005
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,833,626,718)		1,833,626,718

	TOTAL INVESTMENTS - 88.2% (Cost - $2,026,012,601) (c)		$1,961,353,080
	OTHER ASSETS LESS LIABILITIES - 11.8%		262,267,535
	NET ASSETS - 100.0%		$2,223,620,615

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (0.7)% *
	PUT OPTIONS WRITTEN - (0.3)%
2,000	S&P 500 Index Future	01/15/2016 - $1,640	$150,000
1,000	S&P 500 Index Future	01/15/2016 - $1,710	125,000
1,000	S&P 500 Index Future	01/15/2016 - $1,715	125,000
1,000	S&P 500 Index Future	01/15/2016 - $1,720	125,000
1,000	S&P 500 Index Future	01/15/2016 - $1,725	125,000
2,000	S&P 500 Index Future	01/15/2016 - $1,730	250,000
1,000	S&P 500 Index Future	01/15/2016 - $1,740	137,500
2,000	S&P 500 Index Future	01/15/2016 - $1,750	275,000
1,500	S&P 500 Index Future	02/19/2016 - $1,610	731,250
1,000	S&P 500 Index Future	02/19/2016 - $1,620	525,000
2,000	S&P 500 Index Future	02/19/2016 - $1,625	1,100,000
1,000	S&P 500 Index Future	02/19/2016 - $1,640	612,500
1,000	S&P 500 Index Future	02/19/2016 - $1,705	937,500
1,500	S&P 500 Index Future	02/19/2016 - $1,710	1,462,500
500	S&P 500 Index Future	02/19/2016 - $1,715	506,250
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $24,329,375)		7,187,500

	CALL OPTIONS WRITTEN - (0.4)%
3,000	S&P 500 Index Future	02/19/2016 - $2,225	262,500
45	S&P 500 Index Future	03/18/2016 - $2,210	21,937
50	S&P 500 Index Future	03/18/2016 - $2,215	20,625
5,775	S&P 500 Index Future	03/18/2016 - $2,240	1,155,000
225	S&P 500 Index Future	03/18/2016 - $2,245	36,563
8,250	S&P 500 Index Future	03/18/2016 - $2,250	1,237,500
12,225	S&P 500 Index Future	03/18/2016 - $2,255	1,528,125
14,925	S&P 500 Index Future	03/18/2016 - $2,260	1,679,062
7,500	S&P 500 Index Future	03/18/2016 - $2,265	750,000
1,500	S&P 500 Index Future	04/15/2016 - $2,215	1,481,250
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $82,760,625)		8,172,562

	TOTAL WRITTEN OPTIONS (Premiums Received - $107,090,000) (c)		$15,360,062

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

(a)	Each contract is equivalent to one of the underlying futures contract.

(b)	An affiliate of the Advisor.

(c)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $1,933,488,851 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(393,333)
Net unrealized depreciation:	$(393,333)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 97.8%
	BANKS - 6.1%
$26,000	Citigroup, Inc.	2.550	4/8/2019	$26,161
23,000	JPMorgan Chase & Co.	2.350	1/28/2019	23,038
				49,199
	BIOTECHNOLOGY - 6.2%
22,000	Amgen, Inc.	5.700	2/1/2019	24,254
26,000	Celgene Corp.	2.250	5/15/2019	25,772
				50,026
	CHEMICALS - 4.8%
40,000	Albemarle Corp.	3.000	12/1/2019	39,234

	COMMERCIAL SERVICES - 5.0%
15,000	Hertz Corp.	4.250	4/1/2018	15,150
25,000	Western Union Co.	3.350	5/22/2019	25,240
				40,390
	COMPUTERS - 3.1%
25,000	Hewlett-Packard Co.	2.750	1/14/2019	25,050

	COSMETICS/PERSONAL CARE - 2.7%
24,000	Avon Products, Inc.	5.750	3/1/2018	22,200

	DIVERSIFIED FINANCIAL SERVICES - 12.3%
45,000	FXCM, Inc.	2.250	6/15/2018	31,275
43,000	Icahn Enterprises LP	3.500	3/15/2017	43,215
25,000	Synchrony Financial	3.000	8/15/2019	24,965
				99,455
	ELECTRONICS - 2.6%
25,000	Kemet Corp.	10.500	5/1/2018	20,781

	HEALTHCARE-PRODUCTS - 3.1%
25,000	Boston Scientific Corp.	2.650	10/1/2018	25,132

	MISCELLANEOUS MANUFACTURING - 1.1%
10,000	Harsco Corp.	5.750	5/15/2018	8,625

	OFFICE/BUSINESS EQUIPMENT - 6.4%
50,000	Pitney Bowes, Inc.	4.750	5/15/2018	52,202

	OIL & GAS - 0.6%
10,000	Chesapeake Energy Corp.	6.500	8/15/2017	5,000

	OIL & GAS SERVICES - 5.4%
60,000	Freeport-McMoran Oil & Gas LLC	6.125	6/15/2019	43,620

	PHARMACEUTICALS - 31.0%
205,000	Herbalife Ltd.	2.000	8/15/2019	171,559
80,000	Valeant Pharmaceuticals International, Inc.	6.750	8/15/2018	79,280
				250,839
	SOFTWARE - 4.9%
40,000	Fiserv, Inc.	2.700	6/1/2020	39,668

	TELECOMMUNICATIONS - 2.5%
25,000	Sprint Capital Corp.	6.900	5/1/2019	20,375

	TOTAL CORPORATE BONDS (Cost - $833,316)			791,796

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 2.2%
18,081	Fidelity Institutional Money Market Portfolio, Class I, 0.32% *	$18,081
	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,081)	18,081

	TOTAL INVESTMENTS - 100.0% (Cost - $851,397) (a)	$809,877
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(311)
	NET ASSETS - 100.0%	$809,566

LLC - Limited Liability Company

LP - Limited Partnership

*	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $851,397 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,773
Unrealized depreciation:	(45,293)
Net unrealized depreciation:	$(41,520)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INTELLIGENT ALTERNATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	MUTUAL FUNDS - 90.9%
	ALTERNATIVE FUNDS - 45.0%
63,020	Catalyst Hedged Commodity Strategy Fund, Class I *	$626,415
63,199	Catalyst Time Value Trading Fund, Class I	496,115
55,778	Catalyst/Auctos Managed Strategy Fund, Class I *	831,090
		1,953,620
	ASSET ALLOCATION FUNDS - 35.7%
93,316	Catalyst Hedged Futures Strategy Fund, Class I	1,019,016
41,720	Catalyst Macro Strategy Fund, Class I	531,102
		1,550,118
	EQUITY FUND - 10.2%
41,608	Catalyst Insider Long/Short Fund, Class I *	441,878

	TOTAL MUTUAL FUNDS (Cost - $4,022,129)	3,945,616

	SHORT-TERM INVESTMENTS - 9.0%
391,015	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01% **	391,015
	TOTAL SHORT-TERM INVESTMENTS (Cost - $391,015)	391,015

	TOTAL INVESTMENTS - 99.9% (Cost - $4,413,144) (a)	$4,336,631
	OTHER ASSETS LESS LIABILITIES - 0.1%	2,438
	NET ASSETS - 100.0%	$4,339,069

*	Non-income producing security.

**	Rate shown represents the rate at December 30, 2015, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $4,413,359 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$54,980
Unrealized depreciation:	(131,708)
Net unrealized depreciation:	$(76,728)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 89.0%
	AUTO MANUFACTURERS - 4.6%
65	Ferrari NV *	$3,120
207	Fiat Chrysler Automobiles NV	2,896
181	General Motors Co.	6,156
		12,172
	AUTO PARTS & EQUIPMENT - 2.8%
37	Delphi Automotive PLC	3,172
339	Unique Fabricating, Inc.	4,183
		7,355
	BANKS - 1.6%
310	Provident Bancorp, Inc. *	4,086

	BIOTECHNOLOGY - 4.1%
300	Dimension Therapeutics, Inc. *	3,384
417	Nabriva Therapeutics AG - ADR *	3,982
211	REGENXBIO, Inc. *	3,503
		10,869
	BUILDING MATERIALS - 0.4%
21	Fortune Brands Home & Security, Inc.	1,166

	CHEMICALS - 0.3%
31	Axalta Coating Systems Ltd. *	826

	COMMERCIAL SERVICES - 6.6%
32	Aramark	1,032
300	CPI Card Group, Inc. *	3,198
80	PayPal Holdings, Inc. *	2,896
350	Square, Inc. - Cl. A *	4,581
162	TransUnion *	4,466
25	Vantiv, Inc. - Cl. A *	1,186
		17,359
	COMPUTERS - 3.8%
100	CSRA, Inc.	3,000
195	Hewlett Packard Enterprise Co.	2,964
250	Pure Storage, Inc. - Cl. A *	3,892
		9,856
	COSMETICS/PERSONAL CARE - 0.5%
47	Coty, Inc. - Cl. A	1,205

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
180	Houlihan Lokey, Inc. - Cl. A	4,718
96	Synchrony Financial *	2,919
		7,637
	ELECTRONICS - 1.2%
108	Fitbit, Inc. - Cl. A *	3,196

	ENTERTAINMENT - 1.0%
16	Madison Square Garden Co. *	2,589

	FOOD - 5.8%
217	Blue Buffalo Pet Products, Inc. *	4,060
93	Kraft Heinz Co.	6,767
188	Performance Food Group Co. *	4,350
		15,177

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value
	COMMON STOCK - 89.0% (Continued)
	HEALTHCARE-PRODUCTS - 2.0%
95	Penumbra, Inc. *	$5,112

	HEALTHCARE-SERVICES - 2.9%
48	HCA Holdings, Inc. *	3,246
211	Surgery Partners, Inc. *	4,323
		7,569
	INSURANCE - 0.4%
30	Voya Financial, Inc.	1,107

	INTERNET - 11.5%
83	Facebook, Inc. - Cl. A *	8,687
18	Liberty Ventures *	812
275	Match Group, Inc. *	3,726
400	Mimecast Ltd. *	3,840
169	Rapid7, Inc. *	2,557
116	Shopify, Inc. - Cl. A *	2,993
97	Twitter, Inc. *	2,245
110	Wayfair, Inc. - Cl. A *	5,238
		30,098
	LEISURE TIME - 2.0%
30	Norwegian Cruise Line Holdings Ltd. *	1,758
229	Planet Fitness, Inc. - Cl. A *	3,579
		5,337
	LODGING - 1.0%
117	Hilton Worldwide Holdings, Inc.	2,504

	MACHINERY-DIVERSIFIED - 1.2%
111	SPX FLOW, Inc. *	3,098

	MEDIA - 0.7%
44	Liberty Media Corp. *	1,727

	OIL & GAS - 2.6%
37	Antero Resources Corp. *	807
73	Phillips 66	5,971
		6,778
	OIL & GAS SERVICES - 1.2%
190	Exterran Corp. *	3,049

	PACKAGING & CONTAINERS - 1.5%
230	Multi Packaging Solutions International Ltd. *	3,990

	PHARMACEUTICALS - 10.7%
130	AbbVie, Inc.	7,701
174	Aimmune Therapeutics, Inc. *	3,210
59	Baxalta, Inc.	2,303
216	Chiasma, Inc. *	4,227
205	Neos Therapeutics, Inc. *	2,936
16	Quintiles Transnational Holdings, Inc. *	1,099
67	Zoetis, Inc. - Cl. A	3,211
348	Zynerba Pharmaceuticals, Inc. *	3,504
		28,191

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value
	COMMON STOCK - 89.0% (Continued)
	REITS - 1.4%
117	Care Capital Properties, Inc.	$3,577

	RETAIL - 2.5%
290	Duluth Holdings, Inc. - Cl. B *	4,231
63	Restaurant Brands International, Inc.	2,354
		6,585
	SOFTWARE - 9.3%
221	Appfolio, Inc. - Cl. A *	3,227
175	Atlassian Corp. PLC - Cl. A *	5,264
21	CDK Global, Inc.	997
235	First Data Corp. - Cl. A *	3,765
44	IMS Health Holdings, Inc. *	1,121
215	Instructure, Inc. *	4,476
20	ServiceNow, Inc. *	1,731
459	Xactly Corp. *	3,915
		24,496
	STORAGE/WAREHOUSING - 1.8%
291	Green Plains Partners LP	4,729

	TELECOMMUNICATIONS - 0.7%
11	Palo Alto Networks, Inc. *	1,938

	TOTAL COMMON STOCK (Cost - $228,662)	233,378

	EXCHANGE TRADED FUNDS - 4.1%
	EQUITY FUND - 4.1%
210	First Trust US IPO Index Fund	10,737
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,011)	10,737

	SHORT-TERM INVESTMENTS - 3.9%
10,260	Fidelity Institutional Money Market Portfolio, Class I, 0.32% **	10,260
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,260)	10,260

	TOTAL INVESTMENTS - 97.0% (Cost - $249,933) (a)	$254,375
	OTHER ASSETS LESS LIABILITIES - 3.0%	7,938
	NET ASSETS - 100.0%	$262,313

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

LP - Limited Partnership

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $249,933 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$15,879
Unrealized depreciation:	(11,437)
Net unrealized appreciation:	$4,442

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value

	COMMON STOCK - 0.0%
	BIOTECHNOLOGY - 0.0%
5,750	Clal Biotechnology Industries Ltd. *	$4,799

	ELECTRIC - 0.0%
500	Genie Energy Ltd.	5,575

	ENGINEERING & CONSTRUCTION - 0.0%
2,400	Ludan Engineering Co. Ltd. *	1,893

	HEALTHCARE-PRODUCTS - 0.0%
29,500	BSP Biological Signal Processing Ltd. *	4,681
32,000	Icecure Medical Ltd. *	5,225
		9,906
	HOUSEHOLD PRODUCTS/WARES - 0.0%
255	Albaad Massuot Yitzhak Ltd.	2,606

	INVESTMENT COMPANIES - 0.0%
24,771	Kardan NV *	4,770

	PHARMACEUTICALS - 0.0%
32,500	Kitov Pharmaceuticals Holdings Ltd. *	5,040
40	Perrigo Co. PLC	5,788
		10,828
	PRIVATE EQUITY - 0.0%
13,898	Xenia Venture Capital Ltd. *	2,994

	REAL ESTATE - 0.0%
15,500	Direct Capital Investments Ltd. *	4,748

	SEMICONDUCTORS - 0.0%
500	Tower Semiconductor Ltd. *	7,146
500	Tower Semiconductor Ltd. *	7,030
		14,176
	SOFTWARE - 0.0%
2,500	Mckesson Technologies, Inc. *	2,825
27,956	Somoto Ltd. *	7,723
		10,548
	TELECOMMUNICATIONS - 0.0%
300	Silicom Ltd.	9,090

	TOTAL COMMON STOCK (Cost - $97,322)	81,933

	EXCHANGE TRADED FUNDS - 0.0%
	ASSET ALLOCATION FUNDS - 0.0%
33	ProShares UltraShort Yen *	2,900

	CLOSED-END FUNDS - 0.0%
89	Morgan Stanley Emerging Markets Debt Fund, Inc.	763
45	Pioneer Diversified High Income Trust	656
		1,419
	DEBT FUNDS - 0.0%
25	iShares 1-3 Year Treasury Bond ETF	2,110
5	iShares 10-20 Year Treasury Bond ETF	671
		2,781
	EQUITY FUNDS 0.0%
225	KSM Insurance Sector 40A *	6,897

	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,640)	13,997

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 24.7% *
	PUT OPTIONS PURCHASED - 8.3%
11	CurrencyShares Japanese Yen Trust	1/15/2016 - $85	$4,950
2,000	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $6	12,000
3,460	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $7	51,900
10,575	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $8	327,825
10,885	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $9	566,020
12,975	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $10	1,063,950
10,155	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $11	1,183,058
10,710	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $12	1,729,665
8,655	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $13	1,804,567
7,255	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $14	1,922,575
6,755	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $15	2,175,110
850	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $18	444,550
1,600	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $19	936,000
1,200	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $19	984,000
100	MDU Resources Group, Inc.	1/15/2016 - $20	16,000
175	MFC Industrial Ltd	1/15/2016 - $5	56,000
40	Murphy Oil Corp..	1/15/2016 - $45	89,960
60	NRG Energy, Inc.	1/15/2016 - $25	78,900
35	Schnitzer Steel Industries, Inc.	2/19/2016 - $18	12,250
2,000	SPDR S&P500 ETF Trust	1/15/2016 - $205	592,000
10	United States Oil Fund LP	1/20/2017 - $42	31,025
325	Yamana Gold, Inc.	1/15/2016 - $4	53,950
	TOTAL PUT OPTIONS PURCHASED (Cost - $23,107,788)		14,136,255

	CALL OPTIONS PURCHASED - 16.4%
285	3M Co.	1/15/2016 - $155	14,250
130	Aaron’s, Inc.	2/19/2016 - $36	2,600
65	Abbott Laboratories	1/20/2017 - $45	24,538
80	ACE Ltd.	2/19/2016 - $100	142,800
575	ACE Ltd.	1/15/2016 - $115	178,825
20	Advance Auto Parts, Inc.	1/20/2017 - $160	29,700
34	Aetna, Inc.	1/20/2017 - $105	51,425
850	Aflac, Inc.	1/15/2016 - $65	10,200
10	Allegiant Travel Co.	1/15/2016 - $190	550
60	Alphabet, Inc.	1/15/2016 - $755	93,000
185	Altria Group, Inc.	1/20/2017 - $47	222,463
195	Altria Group, Inc.	1/20/2017 - $50	185,250
1,125	Altria Group, Inc.	1/15/2016 - $55	400,500
125	Altria Group, Inc.	1/20/2017 - $55	73,125
1,150	Altria Group, Inc.	1/15/2016 - $58	155,250
525	American Express Co.	1/15/2016 - $70	42,000
20	Amgen, Inc.	1/20/2017 - $145	54,050
10	Amgen, Inc.	1/20/2017 - $155	20,850
35	Amgen, Inc.	1/20/2017 - $160	66,850
90	AMN Healthcare Services, Inc.	1/15/2016 - $30	14,400
40	Anheuser-Busch InBev SA	1/20/2017 - $120	57,800
35	AO Smith Corp.	1/15/2016 - $70	26,600
550	Automatic Data Processing, Inc.	1/15/2016 - $85	101,750
75	Ball Corp.	2/19/2016 - $65	69,375
305	Bassett Furniture Industries	1/15/2016 - $29.80	28,975
40	Becton Dickinson and Co.	3/18/2016 - $140	63,200
275	Berkshire Hathaway, Inc.	1/15/2016 - $130	90,200
475	Berkshire Hathaway, Inc.	1/15/2016 - $135	27,550
10	BioMarin Pharmaceutical, Inc.	1/15/2016 - $120	1,150
45	Boeing Co.	1/20/2017 - $130	93,375
100	British American Tobacco PLC	3/18/2016 - $110	42,500

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 24.7% (Continued)*
	CALL OPTIONS PURCHASED - 16.4% (Continued)
15	Buffalo Wild Wings, Inc.	1/20/2017 - $180	$22,350
325	Cal-Maine Foods, Inc.	2/19/2016 - $50	37,375
12	Cardinal Health, Inc.	1/15/2016 - $85	6,060
1,375	Cardinal Health, Inc.	1/15/2016 - $88	333,438
125	Centene Corp.	3/18/2016 - $70	31,563
15	China Biologic Products, Inc.	1/15/2016 - $105	56,025
600	Chubb Corp.	1/15/2016 - $130	225,300
240	Church & Dwight Co., Inc.	1/15/2016 - $85	28,800
135	Church & Dwight Co., Inc.	1/15/2016 - $90	675
35	Cigna Corp.	1/20/2017 - $130	99,925
10	Cigna Corp.	1/20/2017 - $150	16,000
15	Cigna Corp.	1/20/2017 - $160	17,850
700	Cincinnati Financial Corp.	1/15/2016 - $59.54	49,000
2,200	Cisco Systems, Inc.	1/15/2016 - $26	279,400
1,600	Cisco Systems, Inc.	1/15/2016 - $27	68,800
16	Clorox Co.	1/20/2017 - $105	38,720
2,000	Coca-Cola Co.	1/15/2016 - $42	244,000
700	Colgate-Palmolive Co.	1/15/2016 - $65	150,500
150	ConAgra Foods, Inc	1/20/2017 - $40	73,500
625	Consumer Discretionary Select Sector SPDR Fund	1/15/2016 - $80	18,750
2,000	Consumer Staples Select Sector SPDR Fund	1/20/2017 - $44	1,550,000
300	Consumer Staples Select Sector SPDR Fund	1/20/2017 - $47	165,000
400	Consumer Staples Select Sector SPDR Fund	1/20/2017 - $48	193,000
70	Consumer Staples Select Sector SPDR Fund	1/20/2017 - $49	28,875
975	Consumer Staples Select Sector SPDR Fund	1/15/2016 - $49	190,125
250	Consumer Staples Select Sector SPDR Fund	1/15/2016 - $51	8,000
400	Consumer Staples Select Sector SPDR Fund	1/15/2016 - $52	2,800
45	Costco Wholesale Corp.	1/20/2017 - $130	161,438
12	Costco Wholesale Corp.	1/20/2017 - $145	28,140
25	Cracker Barrel Old Country Store, Inc.	3/18/2016 - $150	938
40	Credit Acceptance Corp.	1/15/2016 - $220	29,000
10	Credit Acceptance Corp.	1/15/2016 - $250	1,000
330	Crown Castle International Corp.	1/15/2016 - $83	143,550
1,550	Crown Castle International Corp.	1/15/2016 - $85	395,250
86	CVS Health Corp.	1/20/2017 - $100	63,640
35	Darden Restaurants, Inc.	1/15/2016 - $65	22,575
25	Delta Air Lines, Inc.	1/20/2017 - $45	25,400
35	Dollar General Corp.	1/20/2017 - $70	29,400
30	Dollar General Corp.	1/20/2017 - $73	21,300
25	Dollar General Corp.	1/20/2017 - $75	14,750
275	Dollar Tree, Inc.	1/20/2017 - $70	367,125
195	Dollar Tree, Inc.	1/20/2017 - $75	202,800
65	Dollar Tree, Inc.	1/20/2017 - $80	51,675
900	Dominion Resources, Inc	1/15/2016 - $68	85,500
20	Domino’s Pizza, Inc.	3/18/2016 - $100	27,300
110	Domino’s Pizza, Inc.	3/18/2016 - $115	41,800
175	Dr Pepper Snapple Group, Inc.	2/19/2016 - $80	242,550
700	Dr Pepper Snapple Group, Inc.	1/15/2016 - $90	306,600
140	Duke Energy Corp.	1/20/2017 - $70	67,200
20	Edwards Lifesciences Corp.	1/20/2017 - $68	32,300
52	Energy Transfer Equity LP	1/20/2017 - $33	2,990
650	Equity Residential	1/15/2016 - $80	157,625
45	Estee Lauder Cos., Inc.	1/20/2017 - $85	45,225
725	Extra Space Storage, Inc.	1/15/2016 - $85	275,500
350	Family Dollar Stores, Inc.	1/15/2016 - $75	139,125
45	Family Dollar Stores, Inc.	1/20/2017 - $75	20,250
75	First Trust Dow Jones Internet Index Fund	1/15/2016 - $74	13,313
300	General Dynamics Corp.	1/15/2016 - $145	3,000
2,500	General Electric Co.	1/15/2016 - $30	332,500

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 24.7% (Continued)*
	CALL OPTIONS PURCHASED - 16.4% (Continued)
75	General Mills, Inc.	1/20/2017 - $50	$66,188
240	General Mills, Inc.	1/20/2017 - $55	133,800
625	Genuine Parts Co.	1/15/2016 - $90	10,000
20	Gilead Sciences, Inc.	1/20/2017 - $100	24,100
55	Gilead Sciences, Inc.	1/20/2017 - $110	42,625
150	Hanesbrands, Inc.	1/15/2016 - $32	4,500
140	Hasbro, Inc.	1/20/2017 - $70	86,800
45	Henry Schein, Inc.	1/15/2016 - $140	86,625
95	Hershey Co.	1/20/2017 - $85	92,150
42	Hertz Global Holdings, Inc.	1/20/2017 - $20	4,200
35	Home Depot, Inc.	1/15/2016 - $110	80,465
550	Illinois Tool Works, Inc.	1/15/2016 - $92.5	74,250
20	Illumina, Inc.	1/20/2017 - $200	55,000
100	Interactive Brokers Group, Inc.	1/15/2016 - $40	40,000
75	iShares 20+ Year Treasury Bond ETF	1/20/2017 - $120	48,750
100	iShares MSCI ACWI ETF	1/15/2016 - $55	12,250
40	iShares MSCI ACWI ETF	1/15/2016 - $60	1,000
260	iShares MSCI All Country World Minimum Volatility ETF	1/15/2016 - $68	40,300
185	iShares MSCI All Country World Minimum Volatility ETF	1/15/2016 - $71	9,250
810	iShares MSCI All Country World Minimum Volatility ETF	1/15/2016 - $73	40,500
110	iShares MSCI Canada ETF	1/20/2017 - $22	16,500
75	iShares MSCI EAFE ETF	1/20/2017 - $62	17,250
350	iShares MSCI Emerging Markets Minimum Volatility ETF/Dup	3/18/2016 - $54	5,250
125	iShares MSCI Germany ETF	1/20/2017 - $25	34,375
100	iShares MSCI Japan ETF	1/20/2017 - $13	4,750
2	iShares Nasdaq Biotechnology ETF	1/20/2017 - $400	3,700
115	iShares Russell 1000 Growth ETF	2/19/2016 - $101	17,250
150	iShares Russell 3000 ETF	2/19/2016 - $140	8,250
60	iShares U.S. Real Estate ETF	1/20/2017 - $70	48,000
135	JM Smucker Co.	1/15/2016 - $105	247,725
90	Johnson & Johnson	1/20/2017 - $93	116,325
750	Johnson & Johnson	1/15/2016 - $100	259,500
140	Kimberly-Clark Corp.	1/20/2017 - $110	283,500
1,000	Kimberly-Clark Corp.	1/15/2016 - $120	839,000
75	Kinder Morgan, Inc.	1/20/2017 - $45	150
50	Kirkland’s, Inc.	1/15/2016 - $24	1,250
80	Kroger Co.	1/15/2016 - $35	54,400
175	Kroger Co.	1/20/2017 - $35	145,600
1,225	Marsh & McLennan Cos., Inc.	1/15/2016 - $55	131,688
20	MasterCard, Inc.	1/20/2017 - $90	28,600
525	MasterCard, Inc.	1/15/2016 - $97	107,625
150	McCo.rmick & Co., Inc.	3/18/2016 - $80	107,250
525	McCo.rmick & Co., Inc.	1/15/2016 - $85	89,250
20	McKesson Corportation	2/19/2016 - $210	4,100
15	Mead Johnson Nutrition Co.	1/20/2017 - $100	2,468
550	Merck & Co., Inc.	1/15/2016 - $50	180,950
725	Merck & Co., Inc.	1/15/2016 - $53	76,125
150	Merck & Co., Inc.	1/20/2017 - $55	46,200
600	Microsoft Corp.	1/15/2016 - $53	190,800
65	Middleby Corp.	3/18/2016 - $120	10,075
50	Mondelez International, Inc.	1/20/2017 - $37	48,125
75	Natural Health Trends Corp.	1/15/2016 - $40	14,625
20	Neurocrine Biosciences, Inc.	1/15/2016 - $40	33,400
40	NIKE, Inc.	1/20/2017 - $55	46,480
300	NiSource, Inc.	1/20/2017 - $17	96,750
6	Northrop Grumman Corp.	1/15/2016 - $150	23,670
25	NXP Semiconductors NV	1/15/2016 - $40	2,375
30	Old Dominion Freight Line, Inc.	1/15/2016 - $65	1,200
45	Old Dominion Freight Line, Inc.	1/15/2016 - $70	225
35	O’Reilly Automotive, Inc.	2/19/2016 - $220	127,750

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 24.7% (Continued)*
	CALL OPTIONS PURCHASED - 16.4% (Continued)
85	O’Reilly Automotive, Inc.	2/19/2016 - $230	$237,150
295	Papa John’s International, Inc.	1/15/2016 - $70	2,950
800	PepsiCo, Inc.	1/15/2016 - $100	124,000
37	Pfizer, Inc.	1/20/2017 - $35	4,810
520	Pinnacle Foods, Inc.	3/18/2016 - $45	41,600
700	PowerShares S&P 500 Low Volatility Portfolio	3/18/2016 - $38	94,500
20	PPG Industries, Inc.	2/19/2016 - $100	5,900
1,900	PPL Corp.	1/15/2016 - $34	85,500
850	Procter & Gamble Co.	1/15/2016 - $75	391,000
5	ProShares Short VIX Short-Term Futures ETF	1/15/2016 - $77	25
17	ProShares Short VIX Short-Term Futures ETF	1/20/2017 - $79	9,605
10	ProShares Short VIX Short-Term Futures ETF	1/20/2017 - $82	5,450
65	ProShares Short VIX Short-Term Futures ETF	1/15/2016 - $90	325
125	ProShares Short VIX Short-Term Futures ETF	1/20/2017 - $90	51,875
275	Public Storage	1/17/2015 - $240	302,500
1,600	Republic Services, Inc.	1/15/2016 - $44	152,000
45	Retrophin, Inc.	3/18/2016 - $30	788
152	Reynolds American, Inc.	1/20/2017 - $38	149,720
480	Reynolds American, Inc.	1/20/2017 - $40	369,600
220	Ross Stores, Inc.	1/20/2017 - $45	267,300
115	Ross Stores, Inc.	1/20/2017 - $48	117,300
360	Ross Stores, Inc.	1/20/2017 - $50	320,400
1,410	Ross Stores, Inc.	1/20/2017 - $53	1,022,250
450	Sempra Energy	1/15/2016 - $98	6,750
30	Sherwin-Williams Co.	3/18/2016 - $250	54,600
15	Sherwin-Williams Co.	3/18/2016 - $270	11,775
30	Skechers U.S.A., Inc.	1/20/2017 - $33	15,150
30	Skechers U.S.A., Inc.	1/20/2017 - $37	12,000
10	Skyworks Solutions,Inc.	1/20/2017 - $75	14,550
15	Skyworks Solutions,Inc.	2/19/2016 - $95	750
20	Skyworks Solutions,Inc.	2/19/2016 - $100	400
1,000	Southern Co.	1/15/2016 - $44	291,000
42	Southwestern Energy Co.	1/20/2017 - $28	2,100
6	SPDR Dow Jones Industrial Average ETF Trust	1/20/2017 - $170	7,980
11,225	SPDR Gold Shares	2/19/2016 - $100	3,322,600
30	Starbucks Corp.	1/20/2017 - $50	39,000
650	Stryker Corp.	1/15/2016 - $98	11,375
85	Sysco Corp.	1/20/2017 - $37	42,075
2,625	Sysco Corp.	1/15/2016 - $40	280,875
600	T Rowe Price Group, Inc.	1/15/2016 - $75	10,800
20	Thermo Fisher Scientific, Inc.	1/15/2016 - $125	35,000
10	Time Warner Cable, Inc.	1/20/2017 - $180	22,150
90	Tractor Supply Co.	1/15/2016 - $85	20,250
45	Tractor Supply Co.	1/15/2016 - $90	1,575
65	TransDigm Group, Inc.	2/19/2016 - $210	137,475
245	Travelers Cos, Inc.	1/20/2017 - $100	420,175
600	Travelers Cos, Inc.	1/19/2018 - $105	975,000
825	Travelers Cos, Inc.	1/15/2016 - $110	374,550
1,275	Travelers Cos, Inc.	1/15/2016 - $115	90,525
70	Tucows, Inc.	2/19/2016 - $25	2,625
200	Unilever PLC	2/19/2016 - $40	71,000
450	Union Pacific Corp.	1/15/2016 - $83	8,100
300	United Parcel Service, Inc.	1/15/2016 - $100	9,000
125	Universal Insurance Holdings, Inc.	2/19/2016 - $25	13,125
110	Utilities Select Sector SPDR Fund	1/15/2016 - $42	17,820
5	Valeant Pharmaceuticals International, Inc.	1/20/2017 - $250	450

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 24.7% (Continued)*
	CALL OPTIONS PURCHASED - 16.4% (Continued)
90	Vanguard Dividend Appreciation ETF	2/19/2016 - $76	$27,225
825	Vanguard FTSE Developed Markets ETF	3/18/2016 - $40	41,250
175	Vanguard FTSE Emerging Markets ETF	1/20/2017 - $35	30,188
25	Vanguard FTSE Emerging Markets ETF	1/20/2017 - $40	1,250
20	Vanguard FTSE Europe ETF	1/20/2017 - $54	3,600
130	Vanguard High Dividend Yield ETF	1/15/2016 - $65	26,650
65	Vanguard REIT ETF	1/15/2016 - $77	20,150
70	Vanguard Total International Stock ETF	1/15/2016 - $51	2,450
1,000	Verizon Communications, Inc.	1/15/2016 - $44	230,000
1,000	Verizon Communications, Inc.	2/19/2016 - $45	157,000
575	Visa, Inc.	1/15/2016 - $79	41,400
70	Wabtec Corp.	1/15/2016 - $90	4,550
298	Wabtec Corp.	1/15/2016 - $95	1,490
700	Wal-Mart Stores, Inc.	1/15/2016 - $58	276,500
30	Walt Disney Co.	1/20/2017 - $110	25,650
110	Waste Management, Inc.	1/20/2017 - $45	101,750
185	Waste Management, Inc.	1/20/2017 - $47	141,525
100	Waste Management, Inc.	1/20/2017 - $50	55,000
1,125	Waste Management, Inc.	1/15/2016 - $50	421,875
750	Waste Management, Inc.	1/15/2016 - $53	108,750
55	WestRock Co.	1/15/2016 - $55	1,925
70	WW Grainger, Inc.	1/15/2016 - $220	1,050
775	Wynn Resorts Ltd.	1/20/2017 - $50	1,923,938
1,200	XL Group PLC	1/15/2016 - $38	175,200
25	Yum! Brands, Inc.	1/20/2017 - $85	9,188
46	Yum! Brands, Inc.	1/20/2017 - $90	11,914
	TOTAL CALL OPTIONS PURCHASED (Cost - $31,597,582)		28,017,559

	TOTAL OPTIONS PURCHASED (Cost - $54,705,370)		42,153,814

Principal	UNITED STATES GOVERNMENT BOND - 19.3%
$32,880,000	United States Treasury Note/Bond, 0.625%, 10/15/2016
	TOTAL UNITED STATES GOVERNMENT BOND (Cost - $32,904,554)		32,849,159

Shares
	SHORT-TERM INVESTMENTS - 52.5%
	MONEY MARKET FUNDS - 16.0%
16,341,421	Fidelity Institutional Money Market Funds Treasury Portfolio, Class I, 0.01% **^		16,341,421
1,100,000	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.26% (b)		1,100,000
1,100,000	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.25% (b)		1,100,000
1,100,000	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.25% (b) *		1,100,000
1,100,000	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.25% (b)		1,100,000
1,100,043	TCG US Government Advantage Money Market Fund, Institutional Class, 0.25% (b)		1,100,043
1,100,000	TCG US Government Max Money Market Fund, Institutional Class, 0.25% (b)		1,100,000
1,100,000	TCG US Government Premier Money Market Fund, Institutional Class, 0.25% (b)		1,100,000
1,100,000	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.25% (b)		1,100,000
1,100,000	TCG US Government Select Money Market Fund, Institutional Class, 0.25% (b)		1,100,000
1,100,000	TCG US Government Ultra Money Market Fund, Institutional Class, 0.25% (b)		1,100,000
	TOTAL MONEY MARKET FUNDS (Cost - $27,341,464)		27,341,464

Principal
	UNITED STATES GOVERNMENT SECURITIES - 36.5%
$40,000,000	United States Treasury Bill, 0.240%, 04/28/2016		39,978,087
22,200,000	United States Treasury Bill, 0.415%, 09/15/2016		22,150,683
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $62,128,770)		62,128,770

	TOTAL SHORT-TERM INVESTMENTS (Cost - $89,470,234)		89,470,234

	TOTAL INVESTMENTS 96.5% (Cost - $177,193,120) (c)		$164,569,137
	OTHER ASSETS LESS LIABILITIES - 3.5%		5,976,070
	NET ASSETS - 100.0%		$170,545,207

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (6.8)% *
	PUT OPTIONS WRITTEN - (3.4)%
300	Alaska Air Group, Inc.	1/15/2016 - $75	$14,100
15,000	iPATH S&P 500 VIX Short-Term Futures ETN	12/31/2015 - $18	15,000
1,300	ProShares Ultra VIX Short-Term Futures ETF	12/31/2015 - $25	1,300
6,500	ProShares Ultra VIX Short-Term Futures ETF	12/31/2015 - $27.50	91,000
1,500	ProShares Ultra VIX Short-Term Futures ETF	12/31/2015 - $28	4,500
2,000	ProShares Ultra VIX Short-Term Futures ETF	12/31/2015 - $30	400,000
2,550	ProShares Ultra VIX Short-Term Futures ETF	12/31/2015 - $35	1,899,750
2,375	ProShares Ultra VIX Short-Term Futures ETF	1/15/2016 - $26	612,000
3,000	ProShares Ultra VIX Short-Term Futures ETF	1/15/2016 - $38	2,707,500
10	ProShares Ultra VIX Short-Term Futures ETF	1/20/2017 - $3	1,350
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $9,065,662)		5,746,500

	CALL OPTIONS WRITTEN - (3.4)%
800	Direxion Daily Gold Miners Index Bull 3X Shares	12/31/2015 - $30	40,000
8,000	Direxion Daily Gold Miners Index Bull 3X Shares	1/15/2016 - $22	2,760,000
4,600	Direxion Daily Gold Miners Index Bull 3X Shares	1/15/2016 - $28	460,000
175	Direxion Daily Gold Miners Index Bull 3X Shares	1/20/2017 - $70	73,500
900	LendingClub Corp.	1/15/2016 - $14	13,500
800	ProShares Ultra Bloomberg Crude Oil	1/15/2016 - $15	12,000
3,000	ProShares Ultra VIX Short-Term Futures ETF	1/15/2016 - $35	516,000
150	ProShares Ultra VIX Short-Term Futures ETF	1/20/2017 - $170	112,200
4,000	Range Resources Corp.	1/15/2016 - $27.50	176,000
1,750	Wynn Resorts Ltd.	12/31/15 - $65.50	731,500
1,500	Wynn Resorts Ltd.	1/15/2016 - $65	847,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $9,241,188)		5,742,200

	TOTAL WRITTEN OPTIONS (Premiums Received - $18,306,850) (c)		$11,488,700

LP - Limited Partnership

PLC - Public Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	An affiliate of the Advisor.

(c)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put options written and call options written, is $158,735,099 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$13,642,392
Unrealized depreciation:	(19,297,055)
Net unrealized depreciation:	$(5,654,663)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	SHORT-TERM INVESTMENTS - 90.4% *
1,091,920	Fidelity Institutional Money Market Portfolio, Class I, 0.32%	$1,077,920
300,083	TCG Cash Reserve Government Money Market Fund 0.26%	300,083
300,083	TCG Daily Liquidity Government Money Market Fund 0.25%	300,083
300,083	TCG Liquid Assets Government Money Market Fund 0.25%	300,083
300,083	TCG Liquidity Plus Government Money Market Fund 0.25%	300,083
300,088	TCG US Government Advantage Money Market Fund 0.25%	300,088
300,084	TCG US Government Max Money Market Fund 0.25%	300,084
300,083	TCG US Government Premier Money Market Fund 0.25%	300,083
300,083	TCG US Government Primary Liquidity Money Market Fund 0.25%	300,083
300,083	TCG US Government Select Money Market Fund 0.25%	300,083
300,083	TCG US Government Ultra Money Market Fund 0.25%	300,083
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,078,756)	4,078,756

	TOTAL INVESTMENTS - 90.4% (Cost - $4,078,756) (a)	$4,078,756
	OTHER ASSETS LESS LIABILITIES - 9.6%	433,848
	NET ASSETS - 100.0%	$4,512,604

*	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $4,078,756 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

		Unrealized
Long Contracts		Gain/(Loss)
	OPEN LONG FUTURES CONTRACTS - (6.4)%
15	10 YR Mini JGB Future Mar 2016
	(Underlying Face Amount at Value $223,590,000)	$5,072
1	3 MO Sterling (Short Sterling) Dec 2016
	(Underlying Face Amount at Value $123,725)	(369)
1	3 MO Sterling (Short Sterling) Jun 2017
	(Underlying Face Amount at Value $123,375)	(313)
20	3 MO Sterling (Short Sterling) Mar 2017
	(Underlying Face Amount at Value $2,471,000)	(5,510)
10	3-Month Euro (Euribor) Dec 2016
	(Underlying Face Amount at Value $2,504,375)	598
4	90 Day Bank Bill Dec 2016
	(Underlying Face Amount at Value $955,406)	(1,739)
23	90 Day Bank Bill Sep 2016
	(Underlying Face Amount at Value $5,493,026)	(8,690)
1	90Day Euro$ Future Dec 2016
	(Underlying Face Amount at Value $246,925)	(575)
20	90Day Euro$ Future Sep 2016
	(Underlying Face Amount at Value $4,946,750)	(9,550)
3	Australian Dollar Future Mar 2016
	(Underlying Face Amount at Value $217,980)	(596)
33	Bank Accept Dec 2016
	(Underlying Face Amount at Value $8,184,825)	2,843
27	Brent Crude Future Feb 2016 +
	(Underlying Face Amount at Value $1,006,560)	(151,595)
1	British Pound Future Mar 2016
	(Underlying Face Amount at Value $92,088)	(2,159)
2	CAC 40 10 Euro Future Jan 2016
	(Underlying Face Amount at Value $92,770)	1,869
4	Canadian 10 Year Bond Mar 2016
	(Underlying Face Amount at Value $563,960)	6,075
4	Cocoa Mar 2016 +
	(Underlying Face Amount at Value $128,440)	(6,760)
23	Crude Oil Future Jun 2016 +
	(Underlying Face Amount at Value $936,330)	(35,830)
37	Crude Oil Future May 2016 +
	(Underlying Face Amount at Value $1,479,260)	(148,066)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

		Unrealized
Long Contracts		Gain/(Loss)
	OPEN LONG FUTURES CONTRACTS - (6.4)% (Continued)
5	Dollar Index Future Mar 2016
	(Underlying Face Amount at Value $493,725)	$(283)
3	Euro BOBL Future Mar 2016
	(Underlying Face Amount at Value $392,010)	(2,151)
12	Euro CHF 3 MO ICE Dec 2016
	(Underlying Face Amount at Value $60,462)	(4,146)
1	Euro FX Currency Future Mar 2016
	(Underlying Face Amount at Value $136,075)	272
1	Euro STOXX 50 Mar 2016
	(Underlying Face Amount at Value $32,820)	(1,554)
2	Euro-Bund Future Mar 2016
	(Underlying Face Amount at Value $315,840)	(261)
10	Fed Funds Future 30 Day Apr 2016
	(Underlying Face Amount at Value $4,146,373)	(894)
7	Lean Hogs Feb 2016 +
	(Underlying Face Amount at Value $167,440)	(9,279)
7	Live Cattle Apr 2016 +
	(Underlying Face Amount at Value $386,330)	(12,028)
2	Long Gilt Future Mar 2016
	(Underlying Face Amount at Value $233,540)	2,182
1	Nasdaq 100 E-Mini Mar 2016
	(Underlying Face Amount at Value $91,755)	(2,478)
18	Natural Gas Future Apr 2016 +
	(Underlying Face Amount at Value $429,660)	41,988
1	Nikkei 225 Mini Mar 2016
	(Underlying Face Amount at Value $19,030,000)	(475)
5	NY Harbor ULSD Futures Feb 2016 +
	(Underlying Face Amount at Value $236,019)	(6,851)
1	NYMEX E-Mini Natural Gas Feb 2016 +
	(Underlying Face Amount at Value $5,843)	322
1	Soybean Future Mar 2016 +
	(Underlying Face Amount at Value $86,425)	(313)
2	Soybean Mini Future Mar 2016 +
	(Underlying Face Amount at Value $172,850)	(128)
5	US 10 Year Future Mar 2016
	(Underlying Face Amount at Value $629,532)	(1,602)
6	US 5YR NOTE (CBT) Mar 2016
	(Underlying Face Amount at Value $709,922)	(1,641)
2	World Sugar #11 Jul 2016 +
	(Underlying Face Amount at Value $32,794)	2,184
28	World Sugar #11 Mar 2016 +
	(Underlying Face Amount at Value $477,926)	65,835
	NET UNREALIZED LOSS FROM OPEN LONG FUTURE CONTRACTS	(286,596)

(Short) Contracts
	OPEN SHORT FUTURES CONTRACTS - 7.9%
(3)	3 MO Sterling (Short Sterling) Mar 2016
	(Underlying Face Amount at Value $372,600)	18
(16)	90 Day Bank Bill Jun 2016
	(Underlying Face Amount at Value $3,820,064)	7,475
(5)	90 Day Bank Bill Mar 2016
	(Underlying Face Amount at Value $1,193,405)	2,680

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

		Unrealized
(Short) Contracts		Gain/(Loss)
	OPEN SHORT FUTURES CONTRACTS - 7.9% (Continued)
(1)	90Day Euro$Future Jun 2016
	(Underlying Face Amount at Value $99,100)	$475
(1)	90Day Euro$Future Mar 2016
	(Underlying Face Amount at Value $99,265)	538
(20)	Brent Crude Future Apr 2016 +
	(Underlying Face Amount at Value $770,600)	133,413
(8)	Brent Crude Future Mar 2016 +
	(Underlying Face Amount at Value $301,360)	38,565
(4)	Canadian Dollar Future Mar 2016
	(Underlying Face Amount at Value $289,320)	10,420
(2)	CBOE VIX Future Jan 2016
	(Underlying Face Amount at Value $37,050)	3,450
(1)	Coffee Mar 2016 +
	(Underlying Face Amount at Value $47,513)	(2,231)
(1)	COMEX E-mini Copper Future Mar 2016 +
	(Underlying Face Amount at Value $26,675)	2,725
(3)	Corn Future Mar 2016 +
	(Underlying Face Amount at Value $53,813)	3,738
(5)	Corn-Mini Future Mar 2016 +
	(Underlying Face Amount at Value $17,938)	1,195
(4)	Cotton Mar 2016 +
	(Underlying Face Amount at Value $126,560)	(645)
(30)	Crude Oil Future Apr 2016 +
	(Underlying Face Amount at Value $1,173,900)	55,336
(27)	Crude Oil Future Feb 2016 +
	(Underlying Face Amount at Value $1,000,080)	141,025
(4)	Crude Oil Future Mar 2016 +
	(Underlying Face Amount at Value $152,680)	6,588
(2)	Euro E-Mini Fut Dec 2015 Mar 2016
	(Underlying Face Amount at Value $136,075)	(2,585)
(1)	Gas Oil Future Feb 2016 +
	(Underlying Face Amount at Value $33,425)	1,125
(6)	Lean Hogs Apr 2016 +
	(Underlying Face Amount at Value $158,280)	11,878
(9)	Live Cattle Feb 2016 +
	(Underlying Face Amount at Value $492,480)	23,155
(16)	Mexican Peso Future Mar 2016
	(Underlying Face Amount at Value $462,400)	1,775
(9)	Mill Wheat EURO May 2016 +
	(Underlying Face Amount at Value $80,213)	3,993
(3)	Mini Gold Future Feb 2016 +
	(Underlying Face Amount at Value $101,779)	6,934
(3)	Mini Silver Mar 2016 +
	(Underlying Face Amount at Value $41,409)	4,383
(3)	Mini Wheat Future Mar 2016 +
	(Underlying Face Amount at Value $14,100)	(2)
(2)	Mini-Hang Seng Index Jan 2016
	(Underlying Face Amount at Value $438,200)	(2,243)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

		Unrealized
(Short) Contracts		Gain/(Loss)
	OPEN SHORT FUTURES CONTRACTS - 7.9% (Continued)
(10)	Natural Gas Future Feb 2016 +
	(Underlying Face Amount at Value $233,700)	$2,831
(10)	Natural Gas Future Mar 2016 +
	(Underlying Face Amount at Value $236,300)	(31,599)
(2)	New Zealand Dollar Future Mar 2016
	(Underlying Face Amount at Value $136,200)	81
(6)	NY Harbor ULSD Futures Mar 2016 +
	(Underlying Face Amount at Value $289,523)	8,971
(5)	SGX MSCI Singapore Index Jan 2016
	(Underlying Face Amount at Value $323,600)	(2,818)
(2)	Soybean Meal Mar 2016
	(Underlying Face Amount at Value $5,310)	1,700
(4)	Soybean Oil Future Mar 2016 +
	(Underlying Face Amount at Value $73,800)	1,944
(1)	SPI 200 Mar 2016 +
	(Underlying Face Amount at Value $131,425)	(1,564)
(1)	Swiss Franc Future Mar 2016
	(Underlying Face Amount at Value $125,400)	(1,991)
(3)	Three Month Euro Swiss Franc Mar 2016
	(Underlying Face Amount at Value $15,114)	2,397
(2)	Wheat Future (KCB) Mar 2016 +
	(Underlying Face Amount at Value $46,850)	2,800
(2)	Wheat Future Mar 2016 +
	(Underlying Face Amount at Value $47,000)	1,300
(35)	World Sugar #11 May 2016 +
	(Underlying Face Amount at Value $584,864)	(79,232)
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS	357,998

+   All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 95.6%
	AIRLINES - 6.5%
130,000	Delta Air Lines, Inc.	$6,589,700
58,500	Ryanair Holdings PLC - ADR	5,057,910
		11,647,610
	BANKS - 6.5%
284,000	First Horizon National Corp.	4,123,680
105,000	Northern Trust Corp.	7,569,450
		11,693,130
	BEVERAGES - 4.7%
90,000	Molson Coors Brewing Co.	8,452,800

	BIOTECHNOLOGY - 4.0%
67,000	Ligand Pharmaceuticals, Inc. *	7,264,140

	DIVERSIFIED FINANCIAL SERVICES - 3.6%
110,000	Nasdaq, Inc.	6,398,700

	ELECTRIC - 2.3%
80,000	WEC Energy Group, Inc.	4,104,800

	ENVIRONMENTAL CONTROL - 4.5%
150,000	Waste Management, Inc.	8,005,500

	FOOD - 3.7%
77,000	Kroger Co.	3,220,910
40,000	McCormick & Co., Inc.	3,422,400
		6,643,310
	HOME BUILDERS - 3.9%
220,000	DR Horton, Inc.	7,046,600

	INSURANCE - 4.4%
70,000	RenaissanceRe Holdings Ltd.	7,923,300

	INTERNET - 13.5%
11,300	Alphabet, Inc. *	8,575,344
60,000	Expedia, Inc.	7,458,000
72,500	Netflix, Inc. *	8,292,550
		24,325,894
	LEISURE TIME - 5.1%
90,000	Royal Caribbean Cruises Ltd.	9,108,900

	RETAIL - 8.3%
46,000	Costco Wholesale Corp.	7,429,000
40,000	Ulta Salon Cosmetics & Fragrance, Inc. *	7,400,000
		14,829,000
	SOFTWARE - 23.3%
225,000	Activision Blizzard, Inc.	8,709,750
80,000	Imperva, Inc. *	5,064,800
100,000	MSCI, Inc. - Cl. A	7,213,000
55,000	NetEase, Inc. - ADR	9,968,200
110,000	Paychex, Inc.	5,817,900
65,000	salesforce.com, Inc. *	5,096,000
		41,869,650

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value
	COMMON STOCK - 95.6% (Continued)
	TRANSPORTATION - 1.3%
56,000	Matson, Inc.	$2,387,280

	TOTAL COMMON STOCK (Cost - $155,099,115)	171,700,614

	SHORT-TERM INVESTMENTS - 4.1%
7,421,515	Federated Treasury Obligations Fund, Institutional Class, 0.07% **	7,421,515
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,421,515)	7,421,515

	TOTAL INVESTMENTS - 99.7% (Cost - $162,520,630) (a)	$179,122,129
	OTHER ASSETS LESS LIABILITIES - 0.3%	539,768
	NET ASSETS - 100.0%	$179,661,897

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

ADR - American Depositary Receipt.

PLC - Public Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $162,520,630 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$17,914,247
Unrealized depreciation:	(1,312,748)
Net unrealized appreciation:	$16,601,499

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value

	COMMON STOCK - 98.8%
	AEROSPACE/DEFENSE - 3.2%
2,650	Boeing Co.	$383,164

	COMMERCIAL SERVICES - 6.4%
26,500	LifeLock, Inc. *	380,275
4,700	Morningstar, Inc.	377,927
		758,202
	DIVERSIFIED FINANANCIAL SERVICES - 6.7%
3,350	Ameriprise Financial, Inc.	356,507
31,300	Nationstar Mortgage Holdings, Inc. *	418,481
		774,988
	ELECTRONICS - 10.3%
17,900	Benchmark Electronics, Inc. *	369,993
22,000	Corning, Inc.	402,160
1,250	Mettler-Toledo International, Inc. *	423,913
		1,196,066
	HEALTHCARE-PRODUCTS - 3.4%
9,500	Masimo Corp. *	394,345

	HEALTHCARE-SERVICES - 10.0%
5,745	HCA Holdings, Inc. *	388,534
5,650	Quest Diagnostics, Inc.	401,941
12,500	Tenet Healthcare Corp. *	378,750
		1,169,225
	HOUSEWARES - 3.2%
5,175	Toro Co./The	378,137

	INSURANCE - 6.4%
6,600	Axis Capital Holdings Ltd.	371,052
19,500	CNO Financial Group, Inc.	372,255
		743,307
	MACHINERY-DIVERSIFIED - 3.2%
4,900	IDEX Corp.	375,389

	MEDIA - 2.8%
20,500	Time, Inc.	321,235

	MISCELLANEOUS MANUFACTURING - 3.2%
15,750	Trinity Industries, Inc.	378,315

	PHARMACEUTICALS - 3.2%
2,900	USANA Health Sciences, Inc. *	370,475

	REITS - 3.5%
41,500	New Senior Investment Group, Inc.	409,190

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value
	COMMON STOCK - 98.8% (Continued)
	RETAIL - 17.2%
8,600	Burlington Stores, Inc. *	$368,940
7,200	Children’s Place, Inc.	397,440
6,400	Darden Restaurants, Inc.	407,296
27,000	Vera Bradley, Inc. *	425,520
6,650	Wal-Mart Stores, Inc.	407,645
		2,006,841
	SOFTWARE - 6.3%
13,000	CA, Inc.	371,280
4,000	Fiserv, Inc. *	365,840
		737,120
	TELECOMMUNICATIONS - 3.2%
20,250	Infoblox, Inc. *	372,398

	TRANSPORTATION - 6.2%
18,450	Echo Global Logistics, Inc. *	376,196
8,050	Matson, Inc.	343,171
		719,367

	TOTAL COMMON STOCK (Cost - $11,768,452)	11,487,764

	SHORT-TERM INVESTMENTS - 1.3%
152,086	Fidelity Institutional Money Market Portfolio, Class I, 0.32% **	152,086
	TOTAL SHORT-TERM INVESTMENTS (Cost - $152,086)	152,086

	TOTAL INVESTMENTS - 100.1% (Cost - $11,920,538)(b)	$11,639,850
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(14,796)
	NET ASSETS - 100.0%	$11,625,054

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $11,920,538 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$118,920
Unrealized depreciation:	(399,608)
Net unrealized depreciation:	$(280,688)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value

	COMMON STOCK - 88.9%
	APPAREL - 3.3%
10,000	VF Corp.	$622,500

	BANKS - 6.8%
9,650	JPMorgan Chase & Co.	637,190
12,950	Prosperity Bancshares, Inc.	619,787
		1,256,977
	BIOTECHNOLOGY- 6.7%
5,105	Amgen, Inc.	828,695
4,200	Gilead Sciences, Inc.	424,998
		1,253,693
	CHEMICALS - 9.4%
8,500	Eastman Chemical Co.	573,835
5,400	Praxair, Inc.	552,960
7,600	Valspar Corp.	630,420
		1,757,215
	COMPUTERS - 4.7%
8,400	Apple, Inc.	884,184

	DIVERSIFIED FINANANCIAL SERVICES - 15.0%
1,950	BlackRock, Inc. - Cl. A	664,014
2,800	Intercontinental Exchange, Inc.	717,528
8,300	T Rowe Price Group, Inc.	593,367
10,560	Visa, Inc. - Cl. A	818,928
		2,793,837
	ELECTRONICS - 3.3%
6,000	Honeywell International, Inc.	621,420

	HEALTHCARE-SERVICES - 3.2%
5,050	UnitedHealth Group, Inc.	594,082

	MEDIA - 3.1%
9,000	Time Warner, Inc.	582,030

	MISCELLANEOUS MANUFACTURING - 5.8%
10,200	Eaton Corp. PLC	530,808
23,100	Trinity Industries, Inc.	554,862
		1,085,670
	PHARMACEUTICALS - 12.8%
13,950	Abbott Laboratories	626,494
13,100	AbbVie, Inc.	776,044
9,250	Baxalta, Inc.	361,028
3,100	McKesson Corp.	611,413
		2,374,979
	PIPELINES - 4.3%
21,360	Kinder Morgan, Inc.	318,691
18,600	Williams Cos, Inc.	478,020
		796,711
	REITS - 4.7%
15,200	Ventas, Inc.	857,736

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value
	TRANSPORTATION - 5.8%
20,875	CSX Corp.	$541,706
11,750	Expeditors International of Washington, Inc.	529,925
		1,071,631

	TOTAL COMMON STOCK (Cost - $14,737,947)	16,552,665

	SHORT-TERM INVESTMENTS - 11.2%
2,086,458	Fidelity Institutional Money Market Portfolio, Class I, 0.32% *	2,086,458
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,086,458)	2,086,458

	TOTAL INVESTMENTS - 100.1% (Cost - $16,824,405)(a)	$18,639,123
	OTHER LIABILITIES LESS ASSETS - (0.1)%	(22,965)
	NET ASSETS - 100.0%	$18,616,158

PLC - Public Liability Company

*	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $16,813,184 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,918,104
Unrealized depreciation:	(1,092,165)
Net unrealized appreciation:	$1,825,939

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 94.7%
	AEROSPACE/DEFENSE - 3.3%
700	Spirit AeroSystems Holdings, Inc. - Cl. A *	$35,049

	APPAREL - 2.2%
600	Michael Kors Holdings Ltd. *	24,036

	BIOTECHNOLOGY - 6.1%
175	Alexion Pharmaceuticals, Inc. *	33,381
320	Gilead Sciences, Inc.	32,381
		65,762
	COMMERCIAL SERVICES - 7.5%
200	FleetCor Technologies, Inc. *	28,586
500	TAL Education Group - ADR *	23,235
400	United Rentals, Inc. *	29,016
		80,837
	COMPUTERS - 6.6%
600	Cognizant Technology Solutions Corp. - Cl. A *	36,012
1,400	Super Micro Computer, Inc. *	34,314
		70,326
	DIVERSIFIED FINANCIAL SERVICES - 12.5%
1,200	Air Lease Corp. - Cl. A	40,176
50	Alliance Data Systems Corp. *	13,829
100	BlackRock, Inc. - Cl. A	34,052
600	Visa, Inc. - Cl. A	46,530
		134,587
	HEALTHCARE-SERVICES - 2.9%
400	ICON PLC *	31,080

	INTERNET - 6.2%
150	Baidu, Inc. - ADR *	28,356
30	Priceline Group, Inc. *	38,249
		66,605
	LEISURE TIME - 2.2%
275	Polaris Industries, Inc.	23,636

	MISCELLANEOUS MANUFACTURING - 1.6%
700	Trinity Industries, Inc.	16,814

	OIL & GAS - 2.7%
1,000	Parsley Energy, Inc. - Cl. A *	18,450
1,000	Rice Energy, Inc. *	10,900
		29,350
	PHARMACEUTICALS - 16.5%
800	Akorn, Inc. *	29,848
140	Allergan plc *	43,750
400	Express Scripts Holding Co. *	34,964
400	Lannett Co., Inc. *	16,048
200	Perrigo Co. PLC	28,940
225	Valeant Pharmaceuticals International, Inc. *	22,871
		176,421

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/GROESBECK AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015

Shares		Value
	RETAIL - 9.5%
200	O’Reilly Automotive, Inc. *	$50,684
275	Ulta Salon Cosmetics & Fragrance, Inc. *	50,875
		101,559
	SEMICONDUCTORS - 12.1%
350	Ambarella, Inc. *	19,509
150	Avago Technologies Ltd.	21,773
450	NXP Semiconductors NV *	37,913
245	Qorvo, Inc. *	12,470
500	Skyworks Solutions, Inc.	38,415
		130,080
	TRANSPORTATION - 2.8%
500	Old Dominion Freight Line, Inc. *	29,535

	TOTAL COMMON STOCK (Cost - $1,039,760)	1,015,677

	SHORT-TERM INVESTMENTS - 6.4%
68,372	Fidelity Institutional Money Market Portfolio, Class I, 0.32% **	68,372
	TOTAL SHORT-TERM INVESTMENTS (Cost - $68,372)	68,372

	TOTAL INVESTMENTS - 101.0% (Cost - $1,108,132)(a)	$1,084,049
	OTHER LIABILITIES LESS ASSETS -1.0%	(11,132)
	NET ASSETS - 100.0%	$1,072,917

ADR - American Depositary Receipt

PLC - Public Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,108,130 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$117,175
Unrealized depreciation:	(141,256)
Net unrealized depreciation:	$(24,081)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 94.5%
	AEROSPACE/DEFENSE - 3.6%
1,276	Boeing Co.	$184,497

	AIRLINES - 3.4%
3,035	United Continental Holdings, Inc. *	173,905

	AUTO PARTS & EQUIPMENT - 3.4%
5,353	Goodyear Tire & Rubber Co.	174,882

	BIOTECHNOLOGY - 7.3%
662	Biogen, Inc. *	202,804
1,689	Gilead Sciences, Inc.	170,910
		373,714
	CHEMICALS - 3.0%
2,877	Westlake Chemical Corp.	156,279

	COMMERCIAL SERVICES - 3.0%
2,810	Deluxe Corp.	153,257

	COMPUTERS - 9.3%
1,552	Apple, Inc.	163,363
2,559	MAXIMUS, Inc.	143,944
3,752	Syntel, Inc. *	169,778
		477,085
	DISTRIBUTION/WHOLESALE - 2.0%
2,875	Fossil Group, Inc. *	105,110

	ELECTRONICS - 2.8%
5,166	Keysight Technologies, Inc. *	146,353

	FOOD - 2.6%
2,834	Cal-Maine Foods, Inc.	131,327

	HEALTHCARE-PRODUCTS - 7.3%
2,936	Align Technology, Inc. *	193,336
2,271	Varian Medical Systems, Inc. *	183,497
		376,833
	HEALTHCARE-SERVICES - 3.3%
4,747	Premier, Inc. *	167,427

	HOME BUILDERS - 3.5%
3,226	Thor Industries, Inc.	181,140

	INTERNET - 10.0%
1,369	Expedia, Inc.	170,167
1,414	F5 Networks, Inc. *	137,101
2,398	VeriSign, Inc. *	209,489
		516,757
	MEDIA - 3.3%
3,079	Scripps Networks Interactive, Inc.	169,992

	OIL & GAS - 3.8%
2,801	Valero Energy Corp.	198,059

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS HEDGED PREMIUM RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares			Value
	COMMON STOCK - 94.5% (Continued)
	RETAIL - 7.8%
2,889	Bed Bath & Beyond, Inc. *		$139,394
3,568	GameStop Corp.		100,047
7,314	Michaels Cos, Inc. *		161,712
			401,153
	SEMICONDUCTORS - 5.7%
8,855	Micron Technology, Inc. *		125,387
2,159	Skyworks Solutions, Inc.		165,876
			291,263
	SOFTWARE - 9.4%
4,163	Aspen Technology, Inc. *		157,195
1,533	Dun & Bradstreet Corp		159,325
2,442	Electronic Arts, Inc. *		167,814
			484,334

	TOTAL COMMON STOCK (Cost - $5,319,640)		4,863,367

Contracts (a)		Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 24.6% *
222	S&P 500 Index +	01/15/2016 - $2,020	903,540
222	S&P 500 Index +	01/15/2016 - $2,060	364,080
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,397,063)		1,267,620

	TOTAL INVESTMENTS - 119.1% (Cost - $8,716,703) (b)		$6,130,987
	LIABILITIES LESS OTHER ASSETS - (19.1)%		(982,192)
	NET ASSETS - 100.0%		$5,148,795

Contracts (a)		Expiration Date - Exercise Price	Value
	PUT OPTIONS WRITTEN - (23.6)% *
444	S&P 500 Index	01/15/2016 - $2,040	$1,216,559
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $3,373,937) (b)		$1,216,559

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put options written, is $5,406,495 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,264,582
Unrealized depreciation:	(2,756,649)
Net unrealized depreciation:	$(492,067)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 99.3%
	ADVERTISING - 4.5%
77,518	Omnicom Group, Inc.	$5,865,012

	AEROSPACE/DEFENSE - 7.7%
38,932	Boeing Co.	5,629,178
32,844	General Dynamics Corp.	4,511,452
		10,140,630
	BIOTECHNOLOGY - 3.9%
51,260	Gilead Sciences, Inc.	5,186,999

	COMMERCIAL SERVICES - 10.9%
56,394	Automatic Data Processing, Inc.	4,777,700
138,983	H&R Block, Inc.	4,629,524
274,702	Western Union Co.	4,919,913
		14,327,137
	COMPUTERS - 7.3%
46,308	Apple, Inc.	4,874,380
34,847	International Business Machines Corp.	4,795,644
		9,670,024
	HOUSEHOLD PRODUCTS/WARES - 8.4%
88,431	Avery Dennison Corp.	5,541,086
43,733	Clorox Co.	5,546,656
		11,087,742
	MACHINERY-DIVERSIFIED - 3.9%
49,674	Rockwell Automation, Inc.	5,097,049

	MEDIA - 4.4%
103,983	Scripps Networks Interactive, Inc.	5,740,901

	OIL & GAS - 8.7%
106,684	Marathon Petroleum Corp.	5,530,499
83,592	Valero Energy Corp.	5,910,790
		11,441,289
	PHARMACEUTICALS - 8.8%
65,883	Cardinal Health, Inc.	5,881,375
71,517	Mead Johnson Nutrition Co. - Cl. A	5,646,268
		11,527,643
	RETAIL - 10.1%
118,376	Best Buy Co., Inc.	3,604,549
158,110	Gap, Inc.	3,905,317
43,630	Home Depot, Inc.	5,770,068
		13,279,934
	SEMICONDUCTORS - 4.1%
126,858	Linear Technology Corp.	5,387,659

	SHIPBUILDING - 4.6%
47,689	Huntington Ingalls Industries, Inc.	6,049,350

	SOFTWARE - 4.9%
115,050	Microsoft Corp.	6,382,974

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares		Value
	COMMON STOCK - 99.3% (Continued)
	TRANSPORTATION - 7.1%
74,141	CH Robinson Worldwide, Inc.	$4,598,225
105,757	Expeditors International of Washington, Inc.	4,769,641
		9,367,866

	TOTAL COMMON STOCK (Cost - $130,414,814)	130,552,209

	TOTAL INVESTMENTS - 99.3% (Cost - $130,414,814) (a)	$130,552,209
	OTHER ASSETS LESS LIABILITIES - 0.7%	927,010
	NET ASSETS - 100.0%	$131,479,219

*	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $131,404,474 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$8,466,870
Unrealized depreciation:	(9,319,135)
Net unrealized depreciation:	$(852,265)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 90.0%
	AEROSPACE/DEFENSE - 2.4%
168,000	Kratos Defense & Security Solutions, Inc. *	$688,800

	AGRICULTURE - 6.4%
7,500	Imperial Tobacco Group PLC - ADR	793,125
29,000	Swedish Match AB	1,032,814
		1,825,939
	AUTO MANUFACTURERS - 2.4%
48,500	Ford Motor Co.	683,365

	BEVERAGES - 6.1%
4,500	Diageo PLC	490,815
10,300	Molson Coors Brewing Co. +	967,376
72,000	C&C Group PLC	290,617
		1,748,808
	CHEMICALS - 2.1%
34,500	Potash Corp. of Saskatchewan, Inc. +	590,640

	CLOSED-END FUND - 0.9%
25,250	Central Fund of Canada Ltd. - ADR	252,247

	COMMERCIAL SERVICES - 1.8%
410,000	Bangkok Expressway PCL	514,861

	COMPUTERS - 1.9%
20,000	VeriFone Systems, Inc. * +	560,400

	DIVERSIFIED FINANCIAL SERVICES - 1.6%
57,228	JSE Ltd.	473,237

	ENVIRONMENTAL CONTROL - 2.7%
30,200	Tetra Tech, Inc.	785,804

	FOOD - 15.9%
19,000	Campbell Soup Co.	998,450
7,000	Ingredion, Inc.	670,880
78,000	GrainCorp Ltd.	489,642
12,550	Nestle SA - ADR	933,971
28,307	Snyder’s-Lance, Inc.	970,930
24,000	Tiger Brands Ltd.	490,640
		4,554,513
	GAS - 2.2%
10,000	AGL Resources, Inc.	638,100

	HOUSEHOLD PRODUCTS/WARES - 2.1%
32,000	Reckitt Benckiser Group PLC - ADR	599,680

	INTERNET - 1.9%
3,500	eBay, Inc. *	96,180
21,900	Symantec Corp.	459,900
		556,080

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares			Value
	COMMON STOCK - 90.0% (Continued)
	INVESTMENT COMPANIES - 2.3%
7,609	Groupe Bruxelles Lamber SA		$651,702

	MEDIA - 3.3%
21,000	Discovery Communications, Inc. *		529,620
20,000	Vivendi SA		431,558
			961,178
	OIL & GAS - 6.5%
20,000	BP PLC - ADR		625,200
8,700	Exxon Mobil Corp.		678,165
12,000	Royal Dutch Shell PLC - ADR		549,480
			1,852,845
	PHARMACEUTICALS - 9.7%
8,500	Johnson & Johnson		873,120
11,500	Novartis AG - ADR		989,460
21,900	Sanofi - ADR		934,035
			2,796,615
	RETAIL - 6.7%
19,600	Bob Evans Farms, Inc.		761,460
107,400	Wendy’s Co. +		1,156,698
			1,918,158
	SOFTWARE - 2.3%
12,000	Microsoft Corp.		665,760

	TELECOMMUNICATIONS - 8.8%
24,100	Cisco Systems, Inc.		654,435
58,000	Orange SA - ADR		964,540
28,000	Vodafone Group PLC - ADR		903,280
			2,522,255

	TOTAL COMMON STOCK (Cost - $25,784,368)		25,840,987

	SHORT-TERM INVESTMENTS - 10.3%
2,959,841	Fidelity Institutional Money Market Portfolio, Class I, 0.32% **		2,959,841
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,959,841)		2,959,841

	TOTAL INVESTMENTS - 100.4% (Cost - $28,744,209) (a)		$28,800,828
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(101,050)
	NET ASSETS - 100.0%		$28,699,778

Contracts (b)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.2)% *
40	Molson Coors Brewing Co.	01/15/2016 - $80.00	$57,000
63	Molson Coors Brewing Co.	04/15/2016 - $90.00	44,100
90	Potash Corp. Saskatchewan, Inc.	01/15/2016 - $37.00	180
80	VeriFone Systems, Inc.	01/15/2016 - $40.00	400
224	Wendy’s Co.	01/15/2016 - $10.00	19,489
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $110,592) (a)		$121,169

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

ADR - American Depositary Receipt.

PCL - Public Company Limited

PLC - Public Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $28,642,370 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

(b)	One contract is equivalent to 100 shares of the underlying common stock.

Unrealized appreciation:	$2,665,598
Unrealized depreciation:	(2,628,309)
Net unrealized appreciation:	$37,289

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 55.3%
	AEROSPACE/DEFENSE - 0.4%
17,000	Kratos Defense & Security Solutions, Inc. *	$69,700

	AGRICULTURE - 4.0%
4,300	Imperial Tobacco Group PLC	454,725
7,500	Swedish Match AB	267,107
		721,832
	AUTO MANUFACTURERS - 1.6%
21,000	Ford Motor Co.	295,890

	BEVERAGES - 5.0%
62,500	C&C Group PLC	252,272
7,000	Molson Coors Brewing Co. +	657,440
		909,712
	CHEMICALS - 1.7%
18,000	Potash Corp. of Saskatchewan, Inc.	308,160

	CLOSED-END FUNDS - 0.4%
7,500	Central Fund of Canada Ltd.	74,925

	COMMERCIAL SERVICES - 1.0%
149,900	Bangkok Expressway PCL	188,238

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
37,010	JSE Ltd.	306,048

	ENVIRONMENTAL CONTROL - 2.1%
14,271	Tetra Tech, Inc.	371,332

	FOOD - 7.3%
4,500	Campbell Soup Co.	236,475
4,300	Ingredion, Inc.	412,112
3,650	Nestle SA	271,633
11,564	Snyder’s-Lance, Inc.	396,645
		1,316,865
	HOUSEHOLD PRODUCT/WARES - 1.8%
17,000	Reckitt Benckiser Group PLC	318,580

	INVESTMENT COMPANIES - 2.1%
4,391	Groupe Bruxelles Lambert SA	376,084

	MEDIA - 3.3%
13,000	Discovery Communications, Inc. *	327,860
12,800	Vivendi SA	276,197
		604,057

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Shares				Value
	COMMON STOCK - 55.3% (Continued)
	OIL & GAS - 2.5%
5,500	BP PLC			$171,930
6,000	Royal Dutch Shell PLC			274,740
				446,670
	PHARMACEUTICALS - 7.5%
4,400	Johnson & Johnson			451,968
4,725	Novartis AG			406,539
11,500	Sanofi			490,475
				1,348,982
	RETAIL - 5.4%
5,000	Bob Evans Farms, Inc.			194,250
72,200	Wendy’s Co. +			777,594
				971,844
	TELECOMMUNICATIONS - 7.5%
16,600	Cisco Systems, Inc.			450,773
27,500	Orange SA			457,325
14,090	Vodafone Group PLC			454,543
				1,362,641

	TOTAL COMMON STOCK (Cost - $9,360,581)			9,991,560
Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 37.9%
	AEROSPACE/DEFENSE - 1.7%
$300,000	Embraer Overseas Ltd.	6.375	1/24/2017	309,750

	BEVERAGES - 1.7%
289,000	Constellation Brands, Inc.	7.250	5/15/2017	307,785

	BUILDING MATERIALS - 2.4%
348,000	Lafarge SA	6.500	7/15/2016	356,785
100,000	USG Corp.	6.300	11/15/2016	103,310
				460,095
	COMMERCIAL SERVICES - 1.4%
243,000	RR Donnelley & Sons Co.	6.125	1/15/2017	249,075

	COMPUTERS - 4.2%
500,000	Dell, Inc.	3.100	4/1/2016	501,250
250,000	Unisys Corp.	6.250	8/15/2017	255,000
				756,250
	DIVERSIFIED FINANCIAL SERVICES - 9.7%
419,000	Aircastle Ltd.	6.750	4/15/2017	437,071
350,000	Ally Financial, Inc.	3.500	7/18/2016	350,875
125,000	Ally Financial, Inc.	5.500	2/15/2017	128,750
100,000	International Lease Finance Corp.	5.750	5/15/2016	101,375
206,000	International Lease Finance Corp.	8.750	3/15/2017	219,390
506,000	Springleaf Finance Corp.	5.750	9/15/2016	512,325
				1,749,786

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 37.9% (Continued)
	FOOD - 0.6%
$100,000	Dean Holding Co.	6.900	10/15/2017	$105,250

	HOME BUILDERS - 1.5%
270,000	K Hovnanian Enterprises, Inc.	6.250	1/15/2016	269,325

	IRON/STEEL - 1.5%
324,000	United States Steel Corp.	6.050	6/1/2017	262,440

	LODGING - 1.4%
258,000	MGM Resorts International	6.875	4/1/2016	260,257

	OIL & GAS - 5.3%
400,000	Chesapeake Energy Corp.	3.250	3/15/2016	383,000
192,000	Petrobras Global Finance BV	3.875	1/27/2016	191,232
400,000	Transocean, Inc.	5.800	12/15/2016	388,000
				962,232
	OIL & GAS SERVICES - 1.1%
193,000	Weatherford International Ltd.	5.500	2/15/2016	192,035

	PACKAGING & CONTAINERS - 1.2%
200,000	Greif, Inc.	6.750	2/1/2017	209,000

	PIPELINES - 0.7%
125,000	Kinder Morgan, Inc.	7.000	6/15/2017	128,766

	RETAIL - 1.7%
300,000	JC Penney Corp., Inc.	7.650	8/15/2016	304,500

	TELECOMMUNICATIONS - 1.8%
320,000	Sprint Communications, Inc.	6.000	12/1/2016	319,400

	TOTAL CORPORATE BONDS (Cost - $6,988,361)			6,845,946

Shares
	SHORT-TERM INVESTMENTS - 7.3%
1,324,025	Fidelity Institutional Money Market Portfolio, Class I, 0.32% **			1,324,025
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,324,025)			1,324,025

	TOTAL INVESTMENTS - 100.5% (Cost - $17,672,967) (a)			$18,161,531
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%			(87,131)
	NET ASSETS - 100.0%			$18,074,400

Contracts (b)		Expiration Date - Exercise Price		Value
	CALL OPTIONS WRITTEN - (0.3)% *
3	Molson Coors Brewing Co.	04/15/2016 - $85.00		$3,255
67	Molson Coors Brewing Co.	04/15/2016 - $90.00		46,900
150	Wendy’s Co.	01/15/2016 - $10.00		13,050
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $38,910) (a)			$63,205

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

LLC - Limited Liability Company

PCL - Public Company Limited

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $17,634,483 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

(b)	Each contract is equivalent to 100 shares of the underlying common stock.

Unrealized appreciation:	$1,484,888
Unrealized depreciation:	(1,021,045)
Net unrealized appreciation:	$463,843

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 59.8%
	EQUITY FUNDS - 59.8%
3,856	iShares China Large-Cap ETF	$136,085
3,102	iShares MSCI All Peru Capped ETF	62,594
7,656	iShares MSCI Australia ETF	145,155
6,861	iShares MSCI Austria Capped ETF	107,374
6,241	iShares MSCI Belgium Capped ETF	112,703
6,254	iShares MSCI Brazil Capped ETF	129,330
5,968	iShares MSCI Canada ETF	128,304
4,161	iShares MSCI Chile Capped ETF	132,828
4,267	iShares MSCI France ETF	103,304
4,145	iShares MSCI Germany ETF	108,557
7,165	iShares MSCI Hong Kong ETF	142,013
1,427	iShares MSCI Israel Capped ETF	70,204
7,190	iShares MSCI Italy Capped ETF	98,791
11,971	iShares MSCI Japan ETF	145,094
13,857	iShares MSCI Malaysia ETF	107,254
2,661	iShares MSCI Mexico Capped ETF	132,578
4,391	iShares MSCI Netherlands ETF	104,680
13,452	iShares MSCI Singapore ETF	138,281
2,553	iShares MSCI South Africa ETF	119,254
2,798	iShares MSCI South Korea Capped ETF	138,989
3,463	iShares MSCI Spain Capped ETF	97,907
3,546	iShares MSCI Sweden ETF	103,475
3,366	iShares MSCI Switzerland Capped ETF	104,489
10,422	iShares MSCI Taiwan ETF	133,085
2,203	iShares MSCI Thailand Capped ETF	129,199
3,740	iShares MSCI Turkey ETF	135,976
6,272	iShares MSCI United Kingdom ETF	101,224
8,732	Market Vectors Russia ETF	127,931
43,638	Schwab U.S. REIT ETF	1,729,810
4,249	Vanguard FTSE Emerging Markets ETF	139,000
55,222	Vanguard Large-Cap ETF	5,163,257
55,680	Vanguard Mid-Cap ETF	6,687,725
60,177	Vanguard Small-Cap ETF	6,660,391
6,906	WisdomTree India Earnings Fund	137,155
	TOTAL EXCHANGE TRADED FUNDS (Cost - $24,202,401)	23,813,996

Principal
	SHORT-TERM INVESTMENTS - 20.5%
	UNITED STATES GOVERNMENT SECURITIES - 20.5%
$1,450,000	United States Treasury Note, 0.375%, 04/30/2016	1,449,830
2,500,000	United States Treasury Note, 0.250%, 05/15/2016	2,498,242
3,010,000	United States Treasury Note, 0.625%, 07/15/2016	3,010,235
1,220,000	United States Treasury Note, 0.875%, 09/15/2016	1,221,525
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,181,043)	8,179,832

	TOTAL INVESTMENTS - 80.3% (Cost - $32,383,444) (a)	$31,993,828
	OTHER ASSETS LESS LIABILITIES - 19.7%	7,862,526
	NET ASSETS - 100.0%	$39,856,354

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $32,383,444 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(389,616)
Net unrealized depreciation:	$(389,616)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - (0.3)%
8	10-Year AUD Government Bond Future	56,512,800	March 2016	$(7,527)
99	2-Year Bond Future	21,506,166	March 2016	9,284
78	3-Month Sterling (Short Sterling) Future	14,249,333	September 2016	(3,594)
91	3-Month Sterling (Short Sterling) Future	16,599,083	December 2016	(5,031)
24	3-Month Sterling (Short Sterling) Future	4,371,600	March 2017	(1,327)
19	3-Month Sterling (Short Sterling) Future	3,455,934	June 2017	(1,401)
15	3-Month Sterling (Short Sterling) Future	2,725,331	September 2017	(977)
23	3-Year AUD Government Bond Future	5,037,942	March 2016	(2,571)
1	90-Day Bank Bill Future +	177,995	September 2016	17
42	90-Day Euro$ Future	10,388,175	September 2016	1,050
37	90-Day Euro$ Future	9,136,225	December 2016	1,387
7	90-Day Euro$ Future	1,725,850	March 2017	350
12	90-Day Euro$ Future	2,954,100	June 2017	600
9	90-Day Euro$ Future	2,212,763	September 2017	562
10	AEX Index (Amsterdam) Future	960,140	January 2016	(10,430)
3	Bank Accept Future	535,800	September 2016	9
5	Bank Accept Future	892,688	December 2016	—
23	CAC 40 10 Euro Future	1,159,138	January 2016	(12,370)
33	Canadian 10-Year Bond Future	3,349,170	March 2016	4,513
13	Cocoa Future +	417,430	March 2016	260
2	Corn Future +	35,875	March 2016	(75)
2	Dax Index Future	46,815	March 2016	(3,803)
19	DJIA Mini Future	1,647,395	March 2016	(28,215)
98	Euro BOBL Future	13,913,354	March 2016	5,324
25	Euro BTP Italian Government Bond Future	3,746,250	March 2016	16,026
9	Euro Buxl Future	1,480,464	March 2016	4,694
155	Euro Schatz Future	18,779,180	March 2016	3,368
36	Euro STOXX 50 Future	1,283,721	March 2016	(5,867)
25	Euro-Bund Future	4,289,500	March 2016	272
12	FTSE 100 Index Future	109,652,532	March 2016	(8,846)
5	FTSE Bursa Malaysia KLCI Index Future	98,299	January 2016	58
3	FTSE/JSE Africa Top 40 Index Future	89,681	March 2016	(854)
2	IBEX-35 Index Future	207,007	January 2016	(1,927)
15	Japan 10-Year Future	18,585,000	March 2016	(3,741)
1	LME Aluminum Future +	37,694	March 2016	(663)
2	LME Lead Future +	89,838	March 2016	987
25	Long Gilt Future	4,303,850	March 2016	(16,217)
16	Nasdaq 100 E-Mini Future	1,468,080	March 2016	(32,160)
18	Nikkei 225 (SGX) Future	1,411,956	March 2016	(7,483)
34	OAT Euro Future	5,542,986	March 2016	5,367
8	Russell Mini Future	905,200	March 2016	(22,320)
16	S&P E-Mini Future	1,628,400	March 2016	(29,400)
1	S&P/TSX 60 IX Future	109,545	March 2016	(2,289)
2	Soybean Oil Future +	36,900	March 2016	12
2	SPI 200 Future	191,197	March 2016	255
8	TOPIX Index Future	1,029,280	March 2016	1,663
44	US 10-Year Future	5,539,864	March 2016	11,002
93	US 5-Year Note (CBT) Future	11,003,760	March 2016	14,530
9	US Long Bond Future	1,383,750	March 2016	4,219
8	VSTOXX Mini Future	18,560	January 2016	360
15	World Sugar #11 Future +	256,032	March 2016	8,399
	Net Unrealized Loss From Open Long Futures Contracts			$(114,520)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

		Underlying Face		Unrealized
(Short) Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS - 0.4%
(2)	90-Day Bank Bill Future	355,990	September 2016	$(36)
(22)	Brent Crude Future +	820,160	February 2016	11,659
(5)	Brent Crude Future +	188,350	March 2016	2,800
(2)	Brent Crude Future +	77,060	April 2016	1,180
(1)	Brent Crude Future +	39,400	May 2016	480
(7)	CBOE VIX Future	129,675	January 2016	(6,325)
(3)	Coffee Future +	142,538	March 2016	(5,681)
(1)	Copper Future +	53,375	March 2016	(25)
(55)	Corn Future +	986,563	March 2016	7,187
(3)	Cotton Future +	94,920	March 2016	840
(19)	Crude Oil Future +	703,760	February 2016	16,909
(5)	Crude Oil Future +	190,850	March 2016	3,549
(2)	Crude Oil Future +	78,260	April 2016	1,160
(1)	Crude Oil Future +	39,980	May 2016	440
(1)	Euro BTP Italian Government Bond Future	149,850	March 2016	(174)
(25)	Gas Oil Future +	815,625	January 2016	41,874
(8)	Gas Oil Future +	267,400	February 2016	12,799
(1)	Gasoline RBOB Future +	53,382	February 2016	776
(2)	Gasoline RBOB Future +	109,049	March 2016	(55)
(12)	Gold Future +	1,272,240	February 2016	9,479
(12)	H-Shares Index Future	751,336	January 2016	8,664
(8)	KOSPI2 Index Future	820,000	March 2016	1,915
(6)	Live Cattle Future +	328,320	February 2016	(3,600)
(2)	LME Aluminum Future +	75,388	March 2016	1,687
(5)	LME Copper Future +	592,250	March 2016	750
(8)	LME Nickel Future +	423,072	March 2016	(4,992)
(10)	LME Zinc Future +	402,250	March 2016	(750)
(1)	Long Gilt Future	172,154	March 2016	(147)
(6)	MSCI Taiwan Index Future	182,640	January 2016	60
(17)	Natural Gas Future +	397,290	February 2016	5,609
(8)	Natural Gas Future +	189,040	March 2016	2,480
(13)	Natural Gas Future +	310,310	April 2016	2,860
(10)	Natural Gas Future +	242,400	May 2016	2,500
(12)	NY Harbor ULSD Future +	566,446	February 2016	16,946
(4)	NY Harbor ULSD Future +	193,015	March 2016	5,030
(1)	NYMEX Palladium Future +	56,200	March 2016	(550)
(4)	Platinum Future +	178,640	April 2016	(440)
(34)	SGX CNX Nifty Index Future	540,464	January 2016	769
(10)	SGX MSCI Singapore Index Future	228,289	January 2016	(564)
(13)	Silver Future +	897,195	March 2016	8,579
(10)	Soybean Future +	432,125	March 2016	625
(26)	Soybean Meal Future +	690,300	March 2016	12,199
(2)	US 5-Year Note (CBT) Future +	236,640	March 2016	(453)
(29)	Wheat Future +	681,500	March 2016	7,974
(5)	Wheat Future (KCB) +	117,125	March 2016	1,000
	Net Unrealized Gain From Open Short Futures Contracts			$166,987

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Buy:
1/4/2016	50,000	EUR	Deutsche Bank	$54,640	USD	$54,330	$(310)
1/4/2016	260,000	EUR	Deutsche Bank	283,993	USD	282,517	(1,476)
1/4/2016	30,000	EUR	Deutsche Bank	32,758	USD	32,598	(160)
1/4/2016	260,000	EUR	Deutsche Bank	283,904	USD	282,516	(1,388)
1/4/2016	4,000,000	JPY	Deutsche Bank	33,207	USD	33,259	52
1/4/2016	5,060,000	MXN	Deutsche Bank	291,458	USD	292,952	1,494
1/4/2016	1,560,000	NOK	Deutsche Bank	177,108	USD	176,119	(989)
1/4/2016	5,330,000	SEK	Deutsche Bank	636,281	USD	632,403	(3,878)
1/4/2016	20,000	CHE	Deutsche Bank	20,191	USD	19,983	(208)
1/4/2016	290,000	CHE	Deutsche Bank	292,725	USD	289,763	(2,962)
1/4/2016	70,000	CHE	Deutsche Bank	70,775	USD	69,943	(832)
1/4/2016	60,000	CHE	Deutsche Bank	60,511	USD	59,951	(560)
1/4/2016	20,000	CHE	Deutsche Bank	20,203	USD	19,984	(219)
1/4/2016	10,000	CHE	Deutsche Bank	10,101	USD	9,992	(109)
1/4/2016	10,000	CHE	Deutsche Bank	10,097	USD	9,992	(105)
1/4/2016	130,000	CHE	Deutsche Bank	131,305	USD	129,894	(1,411)
1/4/2016	90,000	CHE	Deutsche Bank	90,887	USD	89,926	(961)
1/5/2016	130,000	SEK	Deutsche Bank	15,425	USD	15,425	—
1/5/2016	1,130,000	SEK	Deutsche Bank	134,086	USD	134,078	(8)
1/5/2016	200,000	SEK	Deutsche Bank	23,734	USD	23,731	(3)
1/5/2016	230,000	SEK	Deutsche Bank	27,293	USD	27,290	(3)
1/20/2016	1,970,000	AUD	Deutsche Bank	1,435,153	USD	1,431,470	(3,683)
1/20/2016	2,030,000	BRL	Deutsche Bank	519,447	USD	508,853	(10,594)
1/20/2016	58,000,000	COP	Deutsche Bank	18,348	USD	18,232	(116)
1/20/2016	46,000,000	COP	Deutsche Bank	14,636	USD	14,460	(176)
1/20/2016	350,000,000	COP	Deutsche Bank	11,136	USD	11,002	(134)
1/20/2016	69,000,000	COP	Deutsche Bank	21,801	USD	21,690	(111)
1/20/2016	138,000,000	COP	Deutsche Bank	44,089	USD	43,380	(709)
1/20/2016	58,000,000	COP	Deutsche Bank	18,302	USD	18,232	(70)
1/20/2016	81,000,000	COP	Deutsche Bank	25,895	USD	25,462	(433)
1/20/2016	58,000,000	COP	Deutsche Bank	18,383	USD	18,232	(151)
1/20/2016	600,000	EUR	Deutsche Bank	654,909	USD	652,207	(2,702)
1/20/2016	110,000	EUR	Deutsche Bank	1,060,115	NOK	119,571	(571)
1/20/2016	20,000	EUR	Deutsche Bank	84,965	PLN	21,740	(104)
1/20/2016	20,000	EUR	Deutsche Bank	85,009	PLN	21,740	(104)
1/20/2016	80,000	EUR	Deutsche Bank	1,341,520	ZAR	86,961	(255)
1/20/2016	210,000	EUR	Deutsche Bank	1,922,172	CHF	228,273	(669)
1/20/2016	150,000	INR	Deutsche Bank	2,257	USD	2,259	2
1/20/2016	90,000	ILS	Deutsche Bank	23,114	USD	23,114	—
1/20/2016	100,000	ILS	Deutsche Bank	25,668	USD	25,683	15

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Buy: (continued)
1/20/2016	50,000	ILS	Deutsche Bank	$12,854	USD	$12,841	$(13)
1/20/2016	90,000	ILS	Deutsche Bank	23,107	USD	23,114	7
1/20/2016	80,000	ILS	Deutsche Bank	20,531	USD	20,546	15
1/20/2016	50,000	ILS	Deutsche Bank	12,829	USD	12,841	12
1/20/2016	4,000,000	JPY	Deutsche Bank	33,219	USD	33,270	51
1/20/2016	6,000,876	NOK	Deutsche Bank	630,000	EUR	684,818	(9,149)
1/20/2016	507,696	PLN	Deutsche Bank	120,000	EUR	130,442	(2,333)
1/20/2016	20,000	SGD	Deutsche Bank	14,148	USD	14,099	(49)
1/20/2016	5,000,000	ZAR	Deutsche Bank	325,654	USD	321,821	(3,833)
1/20/2016	1,690,000	SEK	Deutsche Bank	200,555	USD	200,617	62
1/20/2016	459,715	SEK	Deutsche Bank	50,000	EUR	54,572	(19)
1/20/2016	459,800	SEK	Deutsche Bank	50,000	EUR	54,582	(19)
1/20/2016	3,923,359	SEK	Deutsche Bank	430,000	EUR	465,734	(162)
1/20/2016	275,449	SEK	Deutsche Bank	30,000	EUR	32,698	(11)
1/20/2016	275,963	SEK	Deutsche Bank	30,000	EUR	32,759	(12)
1/20/2016	183,840	SEK	Deutsche Bank	20,000	EUR	21,823	(8)
1/20/2016	700,000	CHF	Deutsche Bank	708,032	USD	699,936	(8,096)
1/20/2016	970,000	TRY	Deutsche Bank	331,844	USD	330,530	(1,314)
1/20/2016	1,084,716	TRY	Deutsche Bank	340,000	EUR	369,620	(3,302)
1/20/2016	101,775	AUD	Deutsche Bank	50,000	GBP	73,745	(470)
1/20/2016	102,105	AUD	Deutsche Bank	50,000	GBP	73,984	(512)
1/20/2016	165,446	AUD	Deutsche Bank	110,000	EUR	119,879	(764)
1/20/2016	12,230,400	JPY	Deutsche Bank	140,000	AUD	101,875	353
1/20/2016	730,000	NZD	Deutsche Bank	692,000	CAD	497,532	(3,760)
						Total Buys:	$(67,927)

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Sell:
1/4/2016	600,000	EUR	Deutsche Bank	654,636	USD	651,962	2,674
1/4/2016	4,000,000	JPY	Deutsche Bank	33,203	USD	33,259	(56)
1/4/2016	1,900,000	MXN	Deutsche Bank	109,556	USD	110,002	(446)
1/4/2016	1,890,000	MXN	Deutsche Bank	108,835	USD	109,423	(588)
1/4/2016	1,270,000	MXN	Deutsche Bank	73,075	USD	73,527	(452)
1/4/2016	670,000	NOK	Deutsche Bank	75,929	USD	75,640	289
1/4/2016	890,000	NOK	Deutsche Bank	100,953	USD	100,478	475
1/4/2016	5,330,000	SEK	Deutsche Bank	635,947	USD	632,403	3,544
1/4/2016	700,000	CHW	Deutsche Bank	707,457	USD	699,428	8,029

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Sell: (continued)
1/5/2016	1,690,000	SEK	Deutsche Bank	$200,465	USD	$200,524	$(59)
1/20/2016	320,000	BRL	Deutsche Bank	79,760	USD	80,213	(453)
1/20/2016	750,000	BRL	Deutsche Bank	187,215	USD	188,000	(785)
1/20/2016	3,340,000	GBP	Deutsche Bank	4,942,471	USD	4,924,329	18,142
1/20/2016	7,620,000	CAD	Deutsche Bank	5,507,770	USD	5,485,276	22,494
1/20/2016	8,500,000	CLF	Deutsche Bank	11,980	USD	11,964	16
1/20/2016	592,000,000	COP	Deutsche Bank	186,928	USD	186,095	833
1/20/2016	22,250,000	CZK	Deutsche Bank	901,540	USD	894,952	6,588
1/20/2016	2,220,000	EUR	Deutsche Bank	2,424,169	USD	2,413,168	11,001
1/20/2016	3,970,000	ILS	Deutsche Bank	1,018,197	USD	1,019,596	(1,399)
1/20/2016	37,800,000	MXN	Deutsche Bank	2,187,563	USD	2,185,891	1,672
1/20/2016	5,060,000	MXN	Deutsche Bank	290,947	USD	292,609	(1,662)
1/20/2016	160,000	NZD	Deutsche Bank	109,773	USD	109,409	364
1/20/2016	6,010,000	NOK	Deutsche Bank	689,538	USD	678,393	11,145
1/20/2016	1,560,000	NOK	Deutsche Bank	177,082	USD	176,089	993
1/20/2016	1,470,000	PLN	Deutsche Bank	378,993	USD	372,091	6,902
1/20/2016	540,000	ZAR	Deutsche Bank	34,694	USD	34,757	(63)
1/20/2016	760,000	ZAR	Deutsche Bank	48,814	USD	48,917	(103)
1/20/2016	209,000,000	ZAR	Deutsche Bank	178,755	USD	177,701	1,054
1/20/2016	5,330,000	SEK	Deutsche Bank	636,549	USD	632,714	3,835
1/20/2016	2,290,000	CHW	Deutsche Bank	2,308,811	USD	2,289,790	19,021
1/20/2016	59,300,000	RUB	Deutsche Bank	814,560	USD	809,295	5,265
1/20/2016	1,060,115	NOK	Deutsche Bank	110,000	EUR	119,663	634
1/20/2016	84,965	PLN	Deutsche Bank	20,000	EUR	21,507	338
1/20/2016	85,009	PLN	Deutsche Bank	20,000	EUR	21,518	338
1/20/2016	1,341,520	ZAR	Deutsche Bank	80,000	EUR	86,346	1,453
1/20/2016	1,922,172	CHF	Deutsche Bank	210,000	EUR	228,117	860
1/20/2016	630,000	EUR	Deutsche Bank	6,000,876	NOK	684,818	2,008
1/20/2016	120,000	EUR	Deutsche Bank	507,696	PLN	130,442	382
1/20/2016	50,000	EUR	Deutsche Bank	459,715	SEK	54,351	259
1/20/2016	50,000	EUR	Deutsche Bank	459,800	SEK	54,351	259
1/20/2016	430,000	EUR	Deutsche Bank	3,923,359	SEK	467,415	2,230
1/20/2016	30,000	EUR	Deutsche Bank	275,449	SEK	32,610	155
1/20/2016	30,000	EUR	Deutsche Bank	275,963	SEK	32,610	156
1/20/2016	20,000	EUR	Deutsche Bank	183,840	SEK	21,740	104
1/20/2016	340,000	EUR	Deutsche Bank	1,084,716	TRY	369,620	1,084
1/20/2016	50,000	GBP	Deutsche Bank	101,775	AUD	73,745	218
1/20/2016	50,000	GBP	Deutsche Bank	102,105	AUD	73,984	468
1/20/2016	110,000	EUR	Deutsche Bank	165,446	AUD	119,879	177
1/20/2016	140,000	AUD	Deutsche Bank	12,230,400	JPY	101,875	646
1/20/2016	692,000	CAD	Deutsche Bank	730,000	NZD	497,532	1,397
						Total Sells:	$131,436

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 97.2%
	GAS - 4.3%
19,622	Western Gas Equity Partners LP	$712,082

	OIL & GAS - 4.2%
32,972	EQT GP Holdings LP	684,499

	OIL & GAS SERVICES - 11.8%
56,428	Archrock, Inc.	424,339
49,036	Targa Resources Corp.	1,326,914
23,768	TETRA Technologies, Inc. *	178,735
		1,929,988
	PIPELINES - 76.9%
240	Buckeye Partners LP	15,830
34,119	Columbia Pipeline Group, Inc.	682,380
19,555	Enbridge, Inc.	649,031
51,157	Energy Transfer Equity LP	702,897
109,237	EnLink Midstream LLC	1,648,386
2,337	Enterprise Products Partners LP	59,781
41,793	Kinder Morgan, Inc.	623,552
607	Magellan Midstream Partners LP	41,227
74,296	NuStar GP Holdings LLC	1,571,360
27,163	ONEOK, Inc.	669,840
167,974	Plains GP Holdings LP	1,587,354
23,515	SemGroup Corp.	678,643
28,390	Spectra Energy Corp.	679,657
46,598	Tallgrass Energy GP LP	744,170
16,453	TransCanada Corp.	536,203
65,157	Williams Cos, Inc.	1,674,535
		12,564,846

	TOTAL COMMON STOCK (Cost - $23,059,820)	15,891,415

	SHORT-TERM INVESTMENTS - 5.8%
947,571	Federated US Treasury Cash Reserves, 0.01% **	947,571
	TOTAL SHORT-TERM INVESTMENTS (Cost - $947,571)	947,571

	TOTAL INVESTMENTS - 103.0% (Cost - $24,007,391) (a)	$16,838,986
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(493,011)
	NET ASSETS - 100.0%	$16,345,975

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $23,989,144 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$54,712
Unrealized depreciation:	(7,204,870)
Net unrealized depreciation:	$(7,150,158)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Principal		Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 14.1%
	AIRLINES - 1.9%
$250,000	Air Canada 2015-1 Class C Pass Through Trust #	5.000		3/15/2020	$235,636
500,000	VistaJet Malta Finance PLC #	7.750		6/1/2020	375,000
					610,636
	COMMERCIAL SERVICES - 0.8%
375,000	Cenveo Corp. #	6.000		8/1/2019	264,375

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
750,000	Fly Leasing Ltd.	6.375		10/15/2021	746,250
250,000	Transworld Systems, Inc. #	9.500		8/15/2021	115,000
					861,250
	ELECTRIC - 1.7%
500,000	Illinois Power Generating Co.	7.000		4/15/2018	335,000
250,000	NRG Energy, Inc.	6.250		7/15/2022	213,000
					548,000
	IRON/STEEL - 0.1%
490,000	Essar Steel Algoma, Inc. #	9.500		11/15/2019	29,400

	MISCELLANEOUS MANUFACTURING - 0.7%
250,000	Jac Holding Corp. #	11.500		10/1/2019	234,375

	OIL & GAS SERVICES - 0.6%
250,000	McDermott International, Inc. #	8.000		5/1/2021	198,750

	PIPELINES - 1.5%
500,000	Rockies Express Pipeline LLC #	6.000		1/15/2019	475,000

	RETAIL - 2.9%
500,000	JC Penney Corp., Inc.	8.125		10/1/2019	452,500
500,000	Ruby Tuesday, Inc.	7.625		5/15/2020	487,500
					940,000
	TELECOMMUNICATIONS - 0.7%
250,000	Frontier Communications Corp.	6.875		1/15/2025	205,938

	TRANSPORTATION - 0.5%
250,000	Navios South American Logistics, Inc. #	7.250		5/1/2022	163,750

	TOTAL CORPORATE BONDS (Cost - $5,807,474)				4,531,474

	COLLATERALIZED LOAN OBLIGATIONS - 9.1%
500,000	Allegro CLO II Ltd. #	6.117	*	1/21/2027	440,000
500,000	Arrowpoint CLO 2014-3 Ltd. #	7.671	*	10/15/2026	470,000
1,000,000	BlueMountain CLO 2012-1 Ltd. #	5.817	*	7/20/2023	930,000
500,000	Cutwater 2014-II Ltd. #	6.171	*	1/15/2027	440,000
250,000	Longfellow Place CLO Ltd. #	6.071	*	1/15/2024	220,000
500,000	Wellfleet CLO 2015-1 Ltd. #	6.736	*	10/20/2027	428,252
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $3,120,555)				2,928,252

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Coupon Rate (%)	Maturity	Value
	BANK LOANS - 86.3%
	ADVERTISING - 3.8%
$731,824	Affinion Group, Inc.	6.750	4/30/2018	$675,372
250,000	Checkout Holding Corp. (Catalina Marketing)	7.750	4/11/2022	143,125
493,750	Checkout Holding Corp. (Catalina Marketing)	3.500	4/9/2021	397,469
				1,215,966
	AEROSPACE/DEFENSE - 1.4%
455,360	Tasc, Inc.	7.000	5/12/2020	449,668

	AUTO PARTS & EQUIPMENT - 3.6%
498,737	Federal-Mogul Corp.	4.750	4/15/2021	442,006
740,000	Key Safety Systems, Inc.	4.750	8/29/2021	721,500
				1,163,506
	BUILDING MATERIALS - 2.3%
746,250	Hanson Building Products	6.500	3/13/2022	725,728

	COMMERCIAL SERVICES - 5.0%
471,875	Harland Clarke Holdings (Valassis)	7.000	4/26/2018	458,110
739,688	Novitex Acquisition LLC	7.500	7/7/2020	697,155
793,750	Onsite Rental Group	5.500	7/30/2021	444,375
				1,599,640
	COMPUTERS - 2.4%
878,225	Sungard Availability Services Capial, Inc.	6.000	3/31/2019	766,251

	DIVERSIFIED FINANCIAL SERVICES - 7.3%
428,769	BATS Global Market, Inc.	5.750	1/17/2020	430,199
993,759	DTZ	4.250	11/4/2021	971,400
500,000	First Data Corp.	4.168	7/10/2022	493,562
496,250	Tecomet, Inc.	5.750	12/5/2021	455,309
				2,350,470
	ELECTRIC - 1.9%
478,125	Isola USA Corp.	9.250	12/17/2018	245,039
491,257	Lonestar Generation LLC (fka Viva Alamo LLC)	5.250	2/22/2021	380,725
				625,764
	ENTERTAINMENT - 4.3%
492,516	NEP/NCP HoldCo, Inc.	4.250	1/22/2020	464,196
992,500	Scientific Games International	6.000	10/1/2021	907,959
				1,372,155
	FOOD - 4.2%
869,894	Albertson’s LLC	5.500	8/25/2021	864,027
497,101	Burger King Holdings, Inc.	3.750	12/12/2021	493,373
				1,357,400
	GAS - 1.5%
500,000	Wayne Fueling Systems (aka Alfred)	8.500	6/17/2022	477,500

	HEALTH-CARE PRODUCTS - 1.5%
493,750	Phillips Medisize (Phillips Plastics Corporation)	4.750	6/16/2021	482,641

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Coupon Rate (%)	Maturity	Value
	BANK LOANS - 86.3% (Continued)
	HEALTH-CARE SERVICES - 3.3%
$629,140	Drumm Investors LLC	6.750	5/4/2018	$622,062
482,367	LifeCare Holdings, Inc.	6.500	11/30/2018	436,542
				1,058,604
	HOLDING COMPANIES-DIVERSIFIED - 3.0%
990,000	Travelport LLC	5.750	8/13/2021	971,284

	HOUSEHOLD PRODUCTS/WARES - 2.9%
992,826	Sun Products (aka Huish Detergents, Inc.)	5.500	3/23/2020	935,242

	INSURANCE - 2.8%
498,750	Asurion, LLC	5.000	8/4/2022	457,354
474,954	Asurion, LLC	5.000	5/24/2019	446,310
				903,664
	IRON/STEEL - 0.8%
988,759	Essar Steel Algoma, Inc.	9.000	8/7/2019	248,179

	LODGING - 2.7%
496,253	Caesars Entertainment Operating Co., Inc.	9.750	3/1/2017	415,304
491,250	Caesars Entertainment Resort Properties, LLC (Harrah’s)	7.000	10/9/2020	448,575
				863,879
	MACHINERY-DIVERSIFIED - 1.4%
484,925	Gardner Denver, Inc.	4.250	7/30/2020	438,008

	MEDIA - 4.4%
975,000	ALM Media	5.500	7/29/2020	950,625
497,500	WideOpenWest Finance, LLC	4.500	4/1/2019	480,866
				1,431,491
	OIL & GAS - 3.5%
161,255	Connacher Oil and Gas	11.000	5/23/2018	149,968
336,504	Connacher Oil and Gas	11.000	8/31/2018	235,553
987,500	Energy & Exploration Partners	7.750	1/15/2019	249,344
493,067	Tenaska TPF II	5.500	10/2/2021	484,439
				1,119,304
	OIL & GAS SERVICES - 0.7%
494,987	Ocean Rig UDW	5.500	7/16/2021	236,357

	RETAIL - 6.3%
500,000	David’s Bridal	5.250	10/11/2019	416,500
992,424	Neiman Marcus (fka Mariposa Merger)	4.250	10/25/2020	881,292
497,500	Petsmart	4.250	3/10/2022	485,622
234,448	TGI Friday’s, Inc.	5.250	7/15/2020	234,741
				2,018,155
	SOFTWARE - 6.9%
984,339	BMC Software Finance, Inc.	5.000	9/10/2020	814,186
497,500	Riverbed Technologies	6.000	4/27/2022	496,256
525,385	RP Crown Parent, LLC (RedPrairie)	6.000	12/21/2018	469,844
467,281	Serena Software, Inc. (Spartacus Merger)	7.500	4/14/2020	446,253
				2,226,539

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Coupon Rate (%)	Maturity	Value
	BANK LOANS - 86.3% (Continued)
	TELECOMMUNICATIONS - 5.0%
$865,827	Avaya, Inc.	6.250	5/29/2020	$607,520
485,764	Birch Communications	7.750	7/8/2020	467,548
243,750	FairPoint Communications, Inc.	7.500	2/11/2019	242,836
298,440	Transaction Network Services, Inc.	5.000	2/14/2020	294,523
				1,612,427
	TRANSPORTATION - 3.4%
1,232,765	YRC Worldwide, Inc.	8.000	2/13/2019	1,080,728

	TOTAL BANK LOANS (Cost - $31,732,671)			27,730,550

	TOTAL INVESTMENTS - 109.5% (Cost - $40,660,700) (a)			$35,190,276
	LIABILITIES LESS OTHER ASSETS - (9.5)%			(3,052,965)
	NET ASSETS - 100.0%			$32,137,311

*	Floating Rate, rate shown represents the rate at December 31, 2015.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2015, these securities amounted to $5,019,538 or 15.62% of net assets.

LLC - Limited Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $40,660,700 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$15,145
Unrealized depreciation:	(5,485,569)
Net unrealized depreciation:	$(5,470,424)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares				Value
	EXCHANGE TRADED FUNDS - 51.1%
	DEBT FUNDS - 44.7%
9,100	PowerShares Senior Loan Portfolio			$203,840
300	ProShares UltraShort 20+ Year Treasury *			13,220
4,900	SPDR Barclays High Yield Bond ETF			166,159
				383,219
	EQUITY FUNDS - 6.4%
1,100	ProShares Short S&P500 *			22,957
750	ProShares UltraShort QQQ *			22,282
250	ProShares UltraShort Russell2000 *			9,833
				55,072

	TOTAL EXCHANGE TRADED FUNDS (Cost - $485,106)			438,291

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 49.3%
	AIRLINES - 8.3%
$25,000	Air Canada 2015-1 Class C Pass Through Trust #	5.000	3/15/2020	23,564
50,000	American Airlines Group, Inc. #	4.625	3/1/2020	47,625
				71,189
	COMMERCIAL SERVICES - 4.3%
52,000	Cenveo Corp. #	6.000	8/1/2019	36,660

	DIVERSIFIED FINANCIAL SERVICES - 5.7%
25,000	Fly Leasing Ltd.	6.375	10/15/2021	24,875
25,000	NewStar Financial, Inc.	7.250	5/1/2020	24,250
				49,125
	ELECTRIC - 3.9%
50,000	Illinois Power Generating Co.	7.000	4/15/2018	33,500

	INTERNET - 3.0%
25,000	Netflix, Inc. #	5.500	2/15/2022	25,625

	IRON/STEEL - 0.2%
25,000	Essar Steel Algoma, Inc. #	9.500	11/15/2019	1,500

	MEDIA - 1.2%
15,000	iHeartCommunications, Inc.	10.625	3/15/2023	10,523

	MINING - 2.3%
25,000	Barminco Finance Pty Ltd. #	9.000	6/1/2018	19,750

	OIL & GAS - 3.4%
25,000	Sunoco LP #	5.500	8/1/2020	23,687
25,000	Ultra Petroleum Corp. #	6.125	10/1/2024	5,688
				29,375
	PIPELINES - 2.8%
25,000	Rockies Express Pipeline LLC #	6.000	1/15/2019	23,750

	REITS - 5.7%
25,000	Communications Sales & Leasing, Inc. #	6.000	4/15/2023	23,625
25,000	Equinix, Inc.	5.750	1/1/2025	25,562
				49,187

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/PRINCETON HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 49.3% (Continued)
	RETAIL - 2.8%
$26,000	JC Penney Corp., Inc.	5.750	2/15/2018	$23,855

	SEMICONDUCTORS - 2.6%
25,000	Micron Technology, Inc.	5.500	2/1/2025	21,844

	TELECOMMUNICATIONS - 3.1%
25,000	Avaya, Inc. #	10.500	3/1/2021	8,500
25,000	Sprint Communications, Inc.	6.000	11/15/2022	17,625
				26,125

	TOTAL CORPORATE BONDS (Cost - $520,815)			422,008

	TOTAL INVESTMENTS - 100.4% (Cost - $1,005,921) (a)			$860,299
	LIABILITIES LESS OTHER ASSETS - (0.4)%			(3,359)
	NET ASSETS - 100.0%			$856,940

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2015, these securities amounted to $239,974 or 28.00% of net assets.

LLC - Limited Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,007,694 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,266
Unrealized depreciation:	(148,661)
Net unrealized depreciation:	$(147,395)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CONVERITBLE BONDS 6.3%
	BIOTECHNOLOGY 6.3%
$1,662,000	PDL BioPharma, Inc.	4.0000	2/1/2018	$1,330,639

	TOTAL CONVERITBLE BONDS (Cost $1,742,132)			1,330,639

	CORPORATE BONDS 84.8%
	AUTO PARTS & EQUIPMENT 4.6%
1,317,000	Titan International, Inc.	6.8750	10/1/2020	981,165

	COAL 0.1%
4,597,000	Alpha Natural Resources, Inc.	9.7500	4/15/2018	11,493

	COMMERCIAL SERVICES 3.9%
968,000	Rent A Center, Inc.	6.6250	11/15/2020	820,380

	COSMETICS/PERSONAL CARE 4.6%
1,529,000	Elizabeth Arden, Inc.	7.3750	3/15/2021	978,560

	DIVERSIFIED FINANCIAL SERVICES 3.9%
3,200,000	Community Choice Financial, Inc.	10.7500	5/1/2019	840,000

	ELECTRIC 3.8%
1,110,000	GenOn Americas Generation LLC	8.5000	10/1/2021	813,075

	ELECTRICAL COMPONENTS & EQUIPMENT 8.0%
1,412,000	General Cable Corp.	5.7500	10/1/2022	1,087,240
1,056,000	GrafTech International Ltd.	6.3750	11/15/2020	612,480
				1,699,720
	ELECTRONICS 3.0%
1,041,000	Fluidigm Corp	2.7500	2/1/2034	644,119

	HOME BUILDERS 0.8%
198,000	Beazer Homes USA, Inc.	7.2500	2/1/2023	174,240

	LODGING 5.4%
1,540,000	Caesars Entertainment Operating Co., Inc.	11.2500	6/1/2017	1,155,000

	MINING 17.0%
2,003,000	Coeur Mining, Inc.	7.8750	2/1/2021	1,196,793
1,890,000	Hecla Mining Co.	6.8750	5/1/2021	1,379,700
1,230,000	HudBay Minerals, Inc.	9.5000	10/1/2020	900,975
3,376,000	Molycorp, Inc.	10.0000	6/1/2020	135,040
				3,612,508
	OIL & GAS 5.8%
1,431,000	Northern Oil and Gas, Inc.	8.0000	6/1/2020	951,615
2,552,000	SandRidge Energy, Inc.	8.1250	10/15/2022	280,720
				1,232,335
	OIL & GAS SERVICES 6.4%
542,000	Era Group, Inc.	7.7500	12/15/2022	441,730
1,934,000	Forbes Energy Services Ltd.	9.0000	6/15/2019	928,320
				1,370,050
	RETAIL 3.3%
711,000	Cash America International, Inc.	5.7500	5/15/2018	711,889

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS 84.8% (Continued)
	SEMICONDUCTORS 6.2%
$1,933,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	$1,314,440
				1,314,440
	TELECOMMUNICATIONS 8.0%
637,000	EarthLink Holdings Corp.	7.3750	6/1/2020	648,148
1,400,000	Sprint Capital Corp.	8.7500	3/15/2032	1,050,000
				1,698,148

	TOTAL CORPORATE BONDS (Cost $36,229,548)			18,057,120

Shares
	SHORT TERM INVESTMENTS 6.9%
1,463,700	Fidelity Institutional Money Market Portfolio, Class I, 0.32% *			1,463,700
	TOTAL SHORT TERM INVESTMENTS (Cost $1,463,700)			1,463,700

	TOTAL INVESTMENTS 98.0% (Cost $39,435,380)(a)			$20,851,459
	OTHER ASSETS LESS LIABILITIES 2.0%			420,055
	NET ASSETS 100.0%			$21,271,514

LLC Limited Liability Company

*	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $36,815,872 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(15,964,413)
Net unrealized depreciation:	$(15,964,413)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	COMMON STOCK - 54.1%
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
505	PJT Partners, Inc.	$14,287

	INVESTMENT COMPANIES - 31.4%
65,172	American Capital Ltd.	898,722
115,463	Apollo Investment Corp.	602,717
108,000	Fifth Street Finance Corp.	689,040
116,675	PennantPark Investment Corp.	721,051
126,900	Prospect Capital Corp.	885,762
55,200	Solar Capital Ltd.	906,936
19,956	Oaktree Capital Group LLC	952,301
		5,656,529
	PRIVATE EQUITY - 13.5%
68,900	Apollo Global Management LLC - Cl. A	1,045,902
20,211	Blackstone Group LP	590,970
51,000	KKR & Co. LP - Miscellaneous	795,090
		2,431,962
	REITS - 5.3%
33,946	Equity Commonwealth	941,323

	RETAIL - 3.1%
112,900	Ezcorp, Inc.	563,371

	TOYS/GAMES/HOBBIES - 0.7%
170,000	LeapFrog Enterprises, Inc. - Cl. A	120,700

	TOTAL COMMON STOCK (Cost - $15,156,299)	9,728,172

	EXCHANGE TRADED FUNDS - 6.7%
	EQUITY FUND - 6.7%
125,300	iShares Mortgage Real Estate Capped ETF	1,197,868
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,554,726)	1,197,868

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 0.3%
	BIOTECHNOLOGY - 0.3%
$68,000	PDL BioPharma, Inc.	4.0000	2/1/2018	54,442

	SEMICONDUCTORS - 0.0%
5,543,000	Energy Conversion Devices, Inc. + ^ #			—

	TOTAL CONVERTIBLE BONDS (Cost - $1,782,503)			54,442

	CORPORATE BONDS - 36.0%
	AUTO PARTS & EQUIPMENT - 5.0%
1,209,000	Titan International, Inc.	6.8750	10/1/2020	900,705

	COAL - 0.0%
974,000	Alpha Natural Resources, Inc.	9.7500	4/15/2018	2,435

	COSMETICS/PERSONAL CARE - 7.0%
1,968,000	Elizabeth Arden, Inc.	7.3750	3/15/2021	1,259,520

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
1,320,000	Community Choice Financial, Inc.	10.7500	5/1/2019	346,500

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 36.0% (Continued)
	LODGING - 4.1%
$982,000	Caesars Entertainment Operating Co., Inc.	11.2500	6/1/2017	$736,500

	MINING - 0.5%
2,395,000	Molycorp, Inc.	10.0000	6/1/2020	95,800

	OIL & GAS - 1.6%
2,605,000	SandRidge Energy, Inc.	8.1250	10/15/2022	286,550

	OIL & GAS SERVICES - 4.5%
1,669,000	Forbes Energy Services Ltd.	9.0000	6/15/2019	801,120

	SEMICONDUCTORS - 6.3%
1,672,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	1,136,960

	TELECOMMUNICATIONS - 5.1%
1,233,000	Sprint Capital Corp.	8.7500	3/15/2032	924,750

	TOTAL CORPORATE BONDS (Cost - $14,027,477)			6,490,840

Shares
	SHORT-TERM INVESTMENTS - 1.5%
276,150	Fidelity Institutional Money Market Portfolio, Class I, 0.17% *			276,150
	TOTAL SHORT-TERM INVESTMENTS (Cost - $276,150)			276,150

	TOTAL INVESTMENTS - 98.6% (Cost - $32,797,155) (a)			$17,747,472
	OTHER ASSETS LESS LIABILITIES - 1.4%			238,823
	NET ASSETS - 100.0%			$17,986,295

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

+	Represents issuer in default on interest payments; non-income producing security.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $32,575,041 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$516,554
Unrealized depreciation:	(15,344,123)
Net unrealized depreciation:	$(14,827,569)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Principal		Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 89.9%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 45.9%
$207,324.00	Freddie Mac REMICS	7.4695	*	1/15/2029	$45,058
25,316	Freddie Mac REMICS	13.6068	*	12/15/2032	33,609
2,342	Freddie Mac REMICS	13.7390	*	9/15/2034	2,573
1,043,782	Freddie Mac REMICS	6.3195	*	4/15/2036	195,683
485,139	Freddie Mac REMICS	3.0000	*	6/15/2037	478,477
609,411	Freddie Mac REMICS	5.7695	*	7/15/2039	97,523
46,808	Freddie Mac REMICS	6.4695	*	9/15/2039	6,611
343,197	Freddie Mac REMICS	6.2695	*	12/15/2039	54,160
97,850	Freddie Mac REMICS	4.0000		8/15/2040	14,495
162,713	Freddie Mac Strips	7.0000		4/1/2027	34,323
					962,512
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 38.5%
146,311	Fannie Mae Interest Strip	7.5000		7/25/2022	25,585
78,235	Fannie Mae Interest Strip	8.0000		7/25/2024	16,580
101,836	Fannie Mae Interest Strip	8.5000		10/25/2025	24,802
35,447	Fannie Mae Interest Strip	7.5000	*	9/25/2037	9,203
349,166	Fannie Mae Interest Strip	4.5000		11/25/2039	73,112
151,260	Fannie Mae Interest Strip	4.5000		11/25/2039	27,962
44,375	Fannie Mae Interest Strip	5.0000		3/25/2041	9,433
218,947	Fannie Mae Pool	3.5000		6/1/2042	226,370
278,873	Fannie Mae REMICS	7.5784	*	9/25/2023	51,056
706,893	Fannie Mae REMICS	3.0000		2/25/2033	104,532
339,168	Fannie Mae REMICS	7.8284	*	6/25/2033	78,500
10,005	Fannie Mae REMICS	13.3968	*	7/25/2034	13,485
503,234	Fannie Mae REMICS	5.4484	*	8/25/2037	84,887
89,299	Fannie Mae REMICS	4.5000	*	12/25/2041	18,503
218,857	Fannie Mae REMICS	5.7384	*	10/25/2042	41,795
					805,805
	GOVERNMENT NATIONAL MORTGAGE MORTGAGE ASSOCIATION - 5.5%
16,930	Government National Mortgage Association	25.2054	*	11/16/2024	25,033
62,457	Government National Mortgage Association	7.7555	*	6/16/2032	15,613
48,998	Government National Mortgage Association	8.5803	*	4/20/2034	53,268
80,941	Government National Mortgage Association	5.7555	*	10/16/2034	13,242
83,867	Government National Mortgage Association	5.0000		3/20/2039	8,147
					115,303

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $1,894,220)				1,883,620

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATION - 2.2%
44,687	ML Trust XLIV	9.0000		8/20/2020	46,390
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATION (Cost - $44,707)				46,390

Shares
	SHORT-TERM INVESTMENTS - 6.0%
125,512	Fidelity Institutional Money Market Portfolio, Class I, 0.32% **	125,512
	TOTAL SHORT-TERM INVESTMENTS (Cost - $125,512)	125,512

	TOTAL INVESTMENTS - 98.1% (Cost - $2,064,439) (a)	$2,055,522
	OTHER ASSETS LESS LIABILITIES - 1.9%	39,530
	NET ASSETS - 100.0%	$2,095,052

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

*	Floating or variable rate security; rate shown represents the rate at December 31, 2015.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

REMICS - Real Estate Mortgage Investment Conduit.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,063,938 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$49,186
Unrealized depreciation:	(57,602)
Net unrealized depreciation:	$(8,416)

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 0.0%
1	US 10-Year Future	125,906	March 2016	$281
	Net Unrealized Gain From Open Long Futures Contracts			$281

(Short) Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.3%
(2)	90-Day Euro$ Future	496,325	March 2016	$550
(2)	90-Day Euro$ Future	495,500	June 2016	650
(2)	90-Day Euro$ Future	494,675	September 2016	650
(2)	90-Day Euro$ Future	493,850	December 2016	825
(3)	90-Day Euro$ Future	739,650	March 2017	1,513
(3)	90-Day Euro$ Future	738,525	June 2017	1,600
(3)	90-Day Euro$ Future	737,588	September 2017	1,600
(3)	90-Day Euro$ Future	736,688	December 2017	500
(1)	90-Day Euro$ Future	245,338	March 2018	(175)
(1)	90-Day Euro$ Future	245,125	June 2018	(250)
(1)	90-Day Euro$ Future	244,925	September 2018	(288)
(1)	90-Day Euro$ Future	244,725	December 2018	(300)
(1)	90-Day Euro$ Future	244,575	March 2019	(363)
(1)	90-Day Euro$ Future	244,425	June 2019	(400)
(1)	90-Day Euro$ Future	244,275	September 2019	(437)
(1)	90-Day Euro$ Future	244,125	December 2019	225
	Net Unrealized Gain From Open Short Futures Contracts			$5,900

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST TIME VALUE TRADING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS PURCHASED - 1.6% *
	PUT OPTIONS PURCHASED - 1.6%
50	S&P 500 Index Future	01/15/2016 - $1,990	$156,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $131,875)

	CALL OPTIONS PURCHASED - 0.0%
50	S&P 500 EOM Option	12/31/2015 - $2,220	625
	TOTAL CALL OPTIONS PURCHASED (Cost - $3,750)

	TOTAL OPTIONS (Cost - $135,624)		156,875

Shares
	SHORT-TERM INVESTMENTS - 55.2%
4,452,269	Fidelity Institutional Money Market Portfolio, Class I, 0.32% **		4,452,269
100,143	TCG Cash Reserve Government, Class I, 0.26% **		100,143
100,142	TCG US Government Primary Liquidity, Class I, 0.25% **		100,142
100,143	TCG US Government Advantage, Class I, 0.25% **		100,143
100,139	TCG Liquid Assets Government, Class I, 0.25% **		100,139
100,142	TCG US Government Select, Class I, 0.25% **		100,142
100,141	TCG Liquidity Plus Government, Class I, 0.25% **		100,141
100,142	TCG US Government Max, Class I, 0.25% **		100,142
100,142	TCG US Government Premier, Class I, 0.25% **		100,142
100,143	TCG US Government Ultra, Class I, 0.25% **		100,143
100,142	TCG Daily Liquidity Government, Class I, 0.25% **		100,142
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,453,688)		5,453,688

	TOTAL INVESTMENTS - 56.8% (Cost - $5,589,312) (b)		$5,610,563
	OTHER ASSETS LESS LIABILITIES - 43.2%		4,264,786
	NET ASSETS - 100.0%		$9,875,349

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (4.1)% *
	PUT OPTIONS WRITTEN - (3.9)%
25	S&P 500 Index Future	02/19/2016 - $1,770	$38,125
50	S&P 500 EOM Option	02/29/2016 - $1,790	111,250
50	S&P 500 Index Future	01/15/2016 - $1,980	132,500
75	S&P 500 Index Future	02/19/2016 - $1,760	106,875
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $338,750)		388,750

	CALL OPTIONS WRITTEN - (0.2)%
25	S&P 500 Index Future	01/15/2016 - $2,125	4,375
25	S&P 500 Index Future	01/15/2016 - $2,120	5,625
25	S&P 500 Index Future	01/15/2016 - $2,115	7,188
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $56,250)		17,188

	TOTAL OPTIONS WRITTEN (Premiums Received - $395,000) (b)		$405,938

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2015, is subject to change and resets daily.

(a)	Each contract is equivalent to one underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $5,447,262 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$539,925
Unrealized depreciation:	(782,562)
Net unrealized depreciation:	$(242,637)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Consolidated Statements of Assets and Liabilities (Unaudited)
December 31, 2015

	Catalyst	Catalyst			Catalyst Hedged	Catalyst Hedged
	Small-Cap Insider	Hedged Insider	Catalyst Insider	Catalyst Insider	Commodity	Futures
	Buying Fund	Buying Fund	Buying Fund	Long/Short Fund	Strategy Fund	Strategy Fund

ASSETS:
Investments in Unaffiliated securities, at cost	$49,709,523	$6,920,726	$232,573,100	$6,805,681	$3,133,658	$1,894,962,574
Investments in Affiliated securities, at cost	—	—	—	—	2,000,136	131,050,027
Total Securities at Cost	49,709,523	6,920,726	232,573,100	6,805,681	5,133,794	2,026,012,601
Investments in Unaffiliated securities, at value (including $7,433,295, $0, $0, $0, $0, $0 of securities loaned)	$44,212,187	$5,688,871	$219,922,696	$6,511,319	$3,069,273	$1,830,303,053
Investments in securities, at value (including $7,433,295, $0, $0, $0, $0, $0 of securities loaned)	—	—	—	—	2,000,136	131,050,027
Total Securities at Value	$44,212,187	$5,688,871	$219,922,696	$6,511,319	$5,069,409	$1,961,353,080
Receivable for securities sold	783,781	—	1,592,353	—	—	—
Receivable for Fund shares sold	28,545	150	53,240	—	10,671	5,682,611
Dividends and interest receivable	108,487	4,133	135,635	3,309	—	129,641
Futures unrealized appreciation	—	—	—	—	—	—
Cash	—	565	—	—	—	—
Due from Manager	—	49	—	—	—	—
Deposits with Broker	—	—	—	8,018,706	438,392	277,295,588
Prepaid expenses and other assets	23,279	18,624	32,336	106,646	24,006	245,010
Total Assets	45,156,279	5,712,392	221,736,260	14,639,980	5,542,478	2,244,705,930

LIABILITIES:
Options written (premiums received $0, $156,054, $0, $0, $337,378, $107,090,000)	—	2,160	—	—	240,676	15,360,062
Securities sold short (proceeds $0, $0, $0, $8,338,787, $0, $0)	—	—	—	6,203,361	—	—
Management fees payable	34,039	—	197,040	2,768	2,417	3,168,607
Payable upon return of securities loaned (Note 1)	7,760,575	—	—	—	—	—
Due to custodian	541,899	—	—	—	—	—
Due to Broker	—	822	—	—	—	1,658
Payable for Fund shares redeemed	441,558	17,380	952,540	—	—	1,451,547
Fees payable to affiliate	6,841	974	31,678	1,040	327	179,160
Accrued 12b-1 fees	74,016	8,706	240,865	18,563	533	918,674
Accrued expenses and other liabilities	35,903	17,139	94,861	18,835	1,541	5,607
Total Liabilities	8,894,831	47,181	1,516,984	6,244,567	245,494	21,085,315

Net Assets	$36,261,448	$5,665,211	$220,219,276	$8,395,413	$5,296,984	$2,223,620,615

NET ASSETS CONSIST OF:
Paid in capital	$71,367,195	$11,349,040	$249,258,416	$10,538,136	$5,299,939	$2,216,655,334
Undistributed net investment income (loss)	204,662	(68,023)	(1,780,360)	(434,295)	(13,683)	(17,497,930)
Accumulated net realized loss on investments, securities sold short, options purchased, options written and futures	(29,813,073)	(4,537,845)	(14,608,376)	(3,549,492)	(21,589)	(2,607,206)
Net unrealized appreciation (depreciation) on investments, securities sold short, options purchased, options written and futures	(5,497,336)	(1,077,961)	(12,650,404)	1,841,064	32,317	27,070,417
Net Assets	$36,261,448	$5,665,211	$220,219,276	$8,395,413	$5,296,984	$2,223,620,615

Class A
Net Assets	$22,507,375	$3,951,653	$141,772,083	$5,049,531	$1,318,848	$790,402,564
Shares of beneficial interest outstanding (a)	1,846,840	466,375	10,232,823	478,446	132,776	72,737,688
Net asset value per share	$12.19	$8.47	$13.85	$10.55	$9.93	$10.87
Maximum offering price per share (b)	$12.93	$8.99	$14.69	$11.19	$10.54	$11.53
Minimum redemption price per share (c)	$12.07	$8.39	$13.71	$10.44	$9.83	$10.76

Class C
Net Assets	$8,025,335	$1,487,428	$48,331,048	$1,713,999	$319,363	$223,238,430
Shares of beneficial interest outstanding (a)	683,673	180,629	3,472,197	166,439	32,193	20,904,211
Net asset value, offering price and redemption price per share	$11.74	$8.23	$13.92	$10.30	$9.92	$10.68

Class I
Net Assets	$5,728,738	$226,130	$30,116,145	$1,631,883	$3,658,773	$1,209,979,621
Shares of beneficial interest outstanding (a)	468,110	26,490	2,167,365	153,638	368,022	110,768,852
Net asset value, offering price and redemption price per share	$12.24	$8.54	$13.90	$10.62	$9.94	$10.92

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases. For shares purchased prior to November 1, 2014, the CDSC may be assessed on shares redeemed within 18 months (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2015

		Catalyst Intelligent			Catalyst/Auctos	Catalyst
	Catalyst Insider	Alternative	Catalyst IPOx	Catalyst Macro	Multi Strategy	Dynamic Alpha
	Income Fund	Fund	Allocation Fund	Strategy Fund	Fund	Fund

ASSETS:
Investments in Unaffiliated securities, at cost	$851,397	$391,015	$249,933	$166,193,076	$1,077,920	$162,520,630
Investments in Affiliated securities, at cost	—	4,022,129	—	11,000,044	3,000,836	—
Total Securities at Cost	851,397	4,413,144	249,933	177,193,120	4,078,756	162,520,630

Investments in Unaffiliated securities, at value	$809,877	$314,502	$254,375	$153,569,093	$1,077,920	$179,122,129
Investments in Affiliated securities, at value	—	4,022,129	—	11,000,044	3,000,836	—
Total Securities at Value	$809,877	$4,336,631	$254,375	$164,569,137	$4,078,756	$179,122,129
Receivable for securities sold	—	—	—	3,233,405	—	—
Receivable for Fund shares sold	—	—	—	1,153,280	14,000	749,053
Dividends and interest receivable	8,236	—	86	43,816	—	105,790
Futures unrealized appreciation	—	—	—	—	612,148	—
Cash	—	—	—	—	7,982	—
Due from Manager	3,703	3,986	4,361	—	—	—
Deposits with Broker	—	—	—	13,299,997	332,833	—
Prepaid expenses and other assets	1,662	4,135	6,647	92,749	21,333	22,182
Total Assets	823,478	4,344,752	265,469	182,392,384	5,067,052	179,999,154

LIABILITIES:
Options written (premiums received $0, $0, $0, $18,306,850, $0, $0)	—	—	—	11,488,700	—	—
Management fees payable	—	—	—	215,441	2,819	131,757
Futures unrealized depreciation	—	—	—	—	540,746	—
Payable for securities purchased	—	—	—	—	7,982	—
Payable for Fund shares redeemed	—	—	—	59,710	24	21,892
Fees payable to affiliate	683	2,444	47	7,255	933	14,643
Accrued 12b-1 fees	1,047	1,927	76	61,319	516	158,012
Accrued expenses and other liabilities	12,182	1,312	3,033	14,752	1,428	10,953
Total Liabilities	13,912	5,683	3,156	11,847,177	554,448	337,257

Net Assets	$809,566	$4,339,069	$262,313	$170,545,207	$4,512,604	$179,661,897

NET ASSETS CONSIST OF:
Paid in capital	$881,735	$4,351,581	$259,876	$163,243,481	$4,668,067	$165,819,665
Undistributed net investment income (loss)	(17)	(27,376)	(408)	(1,747,219)	(27,987)	(86,929)
Accumulated net realized gain (loss) on investments, options purchased, options written, futures and foreign currency transactions	(30,632)	91,377	(1,597)	14,854,778	(198,878)	(2,672,338)
Net unrealized appreciation (depreciation) on investments, options purchased, options written, futures and foreign currency transactions	(41,520)	(76,513)	4,442	(5,805,833)	71,402	16,601,499
Net Assets	$809,566	$4,339,069	$262,313	$170,545,207	$4,512,604	$179,661,897

Class A
Net Assets	$448,970	$3,208,988	$144,787	$68,186,593	$152,384	$115,128,055
Shares of beneficial interest outstanding (a)	50,253	326,801	14,287	5,374,100	10,241	7,008,369
Net asset value per share	$8.93	$9.82	$10.13	$12.69	$14.88	$16.43
Maximum offering price per share (b)	$9.38	$10.42	$10.75	$13.46	$15.79	$17.43
Minimum redemption price per share (c)	$8.84	$9.72	$10.03	$12.56	$14.73	$16.27

Class C
Net Assets	$167,024	$361,951	$3,218	$14,331,707	$303,903	$26,906,425
Shares of beneficial interest outstanding (a)	18,687	37,023	318	1,130,532	20,487	1,692,933
Net asset value, offering price and redemption price per share	$8.94	$9.78	$10.11 (d)	$12.68	$14.83	$15.89

Class I
Net Assets	$193,572	$768,130	$114,308	$88,026,907	$4,056,317	$37,627,417
Shares of beneficial interest outstanding (a)	21,676	78,233	11,278	6,915,767	272,314	2,283,828
Net asset value, offering price and redemption price per share	$8.93	$9.82	$10.14	$12.73	$14.90	$16.48

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst Insider Income Fund which imposes 4.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases. For shares purchased prior to November 1, 2014, the CDSC may be assessed on shares redeemed within 18 months (excluding shares purchased with reinvested dividends and/or distributions).

(d)	Does not recalculate due to rounding of shares.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2015

	Catalyst/Equity	Catalyst/Groesbeck	Catalyst/Groesbeck	Catalyst/Lyons	Catalyst/Lyons	Catalyst/MAP
	Compass Buyback	Growth of	Aggressive Growth	Hedged Premium	Tactical	Global Capital
	Strategy Fund	Income Fund	Fund	Return Fund	Allocation Fund	Appreciation Fund

ASSETS:
Investments in securities, at cost	$11,920,538	$16,824,405	$1,108,132	$8,716,703	$130,414,814	$28,744,209
Investments in securities, at value	$11,639,850	$18,639,123	$1,084,049	$6,130,987	$130,552,209	$28,800,828
Receivable for securities sold	389,923	—	—	574,325	1,999,856	—
Receivable for Fund shares sold	—	1	—	—	95,456	28,497
Dividends and interest receivable	9,128	8,443	60	1,078	159,259	94,655
Due from Manager	—	—	3,245	—	—	—
Deposits with Broker	—	—	—	52,060	—	—
Prepaid expenses and other assets	20,516	11,357	615	7,881	27,121	16,042
Total Assets	12,059,417	18,658,924	1,087,969	6,766,331	132,833,901	28,940,022

LIABILITIES:
Options written (premiums received $0, $0, $0, $3,373,937, $0, $110,592)	—	—	—	1,216,559	—	121,169
Management fees payable	4,298	10,168	—	473	119,510	20,652
Due to custodian	—	—	—	228,226	427,785	—
Payable for securities purchased	386,978	—	—	—	—	—
Payable for Fund shares redeemed	24,485	1,866	—	135,639	619,945	46,065
Fees payable to affiliate	853	2,492	685	547	14,765	4,606
Accrued 12b-1 fees	5,728	16,814	2,513	24,280	147,972	30,252
Accrued expenses and other liabilities	12,021	11,426	11,854	11,812	24,705	17,500
Total Liabilities	434,363	42,766	15,052	1,617,536	1,354,682	240,244

Net Assets	$11,625,054	$18,616,158	$1,072,917	$5,148,795	$131,479,219	$28,699,778

NET ASSETS CONSIST OF:
Paid in capital	$12,723,632	$16,669,244	$1,126,594	$5,952,826	$139,025,209	$28,663,964
Undistributed net investment income (loss)	147,640	22,936	(13,784)	(20,075)	584,645	(61,376)
Accumulated net realized gain (loss) on investments, options purchased options written and foreign currency transactions	(965,530)	109,260	(15,810)	(355,618)	(8,268,030)	56,580
Net unrealized appreciation (depreciation) on investments, options purchased, options written and foreign currency translations	(280,688)	1,814,718	(24,083)	(428,338)	137,395	40,610
Net Assets	$11,625,054	$18,616,158	$1,072,917	$5,148,795	$131,479,219	$28,699,778

Class A
Net Assets	$4,457,439	$14,348,020	$957,287	$4,908,785	$73,200,203	$22,170,763
Shares of beneficial interest outstanding (a)	473,724	1,131,940	100,779	542,394	5,625,742	1,854,273
Net asset value per share	$9.41	$12.68	$9.50	$9.05	$13.01	$11.96
Maximum offering price per share (b)	$9.98	$13.45	$10.08	$9.60	$13.80	$12.69
Minimum redemption price per share (c)	$9.32	$12.55	$9.41	$8.96	$12.88	$11.84

Class C
Net Assets	$5,365,285	$468,935	$12,216	$140,515	$38,229,582	$6,226,034
Shares of beneficial interest outstanding (a)	574,506	37,584	1,300	15,820	2,978,893	523,836
Net asset value, offering price and redemption price per share	$9.34	$12.48	$9.40	$8.88	$12.83	$11.89

Class I
Net Assets	$1,802,330	$3,799,203	$103,414	$99,495	$20,049,434	$302,981
Shares of beneficial interest outstanding (a)	191,021	299,792	10,851	10,945	1,541,603	25,350
Net asset value, offering price and redemption price per share	$9.44	$12.67	$9.53	$9.09	$13.01	$11.95

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases. For shares purchased prior to November 1, 2014, the CDSC may be assessed on shares redeemed within 18 months (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2015

	Catalyst/MAP	Catalyst/Millburn		Catalyst/Princeton	Catalyst/Princeton
	Global Total Return	Hedge Strategy	Catalyst MLP &	Floating Rate	Hedged Income	Catalyst/SMH
	Income Fund	Fund	Infrastructure Fund	Income Fund	Fund	High Income Fund

ASSETS:
Investments in securities, at cost	$17,672,967	$32,383,444	$24,007,391	$40,660,700	$1,005,921	$39,435,380
Investments in securities, at value	$18,161,531	$31,993,828	$16,838,986	$35,190,276	$860,299	$20,851,459
Receivable for securities sold	—	—	249,771	2,835,181	—	—
Receivable for Fund shares sold	28,567	100,000	530,881	—	—	—
Dividends and interest receivable	157,083	13,586	4,714	710,510	10,923	498,948
Futures unrealized appreciation	—	285,347	—	—	—	—
Due from Manager	—	—	10,474	—	4,277	—
Deposits with Broker	—	7,381,714	—	—	—	—
Unrealized appreciation on forward currency exchange contracts	—	139,565	—	—	—	—
Prepaid expenses and other assets	12,308	251,978	16,261	17,570	1,550	18,080
Total Assets	18,359,489	40,166,018	17,651,087	38,753,537	877,049	21,368,487

LIABILITIES:
Options written (premiums received $38,910, $0, $0, $0, $0, $0)	63,205	—	—	—	—	—
Management fees payable	11,316	535	14,196	17,667	—	11,271
Futures unrealized depreciation	—	232,880	—	—	—	—
Unrealized depreciation on forward currency exchange contracts	—	76,056	—	—	—	—
Due to Custodian	—	—	14,000	3,088,593	2,914	—
Payable for securities purchased	157,292	—	1,150,400	1,489,349	—	—
Payable for Fund shares redeemed	15,053	—	—	1,960,122	182	21,500
Dividends payable on short sales	—	—	83,098	—	—	—
Fees payable to affiliate	914	36	27,995	12,286	1,611	3,308
Accrued 12b-1 fees	22,110	—	12,290	32,125	1,041	43,334
Accrued expenses and other liabilities	15,199	157	3,133	16,084	14,361	17,560
Total Liabilities	285,089	309,664	1,305,112	6,616,226	20,109	96,973

Net Assets	$18,074,400	$39,856,354	$16,345,975	$32,137,311	$856,940	$21,271,514

NET ASSETS CONSIST OF:
Paid in capital	$17,341,551	$40,137,333	$27,173,343	$40,665,236	$1,003,474	$62,506,128
Undistributed net investment income (loss)	(707)	(510)	(468,225)	(16,514)	(190)	(44,023)
Accumulated net realized gain (loss) on investments, options written, and foreign currency transactions	271,197	(6,829)	(3,190,689)	(3,040,987)	(722)	(22,606,670)
Net unrealized appreciation (depreciation) on investments, options written, and foreign currency transactions	462,359	(273,640)	(7,168,454)	(5,470,424)	(145,622)	(18,583,921)
Net Assets	$18,074,400	$39,856,354	$16,345,975	$32,137,311	$856,940	$21,271,514

Class A
Net Assets	$12,884,751	$993	$8,040,523	$14,958,598	$507,639	$10,113,485
Shares of beneficial interest outstanding (a)	1,150,501	40	1,592,621	1,655,930	60,809	3,400,175
Net asset value per share	$11.20	$24.82 (d)	$5.05	$9.03	$8.35	$2.97
Maximum offering price per share (b)	$11.88	$26.07	$5.36	$9.48	$8.77	$3.12
Minimum redemption price per share (c)	$11.09	$24.58	$5.00	$8.94	$8.27	$2.94

Class C
Net Assets	$4,965,062	$993	$2,358,606	$4,875,543	$123,932	$9,144,927
Shares of beneficial interest outstanding (a)	445,779	40	467,224	541,056	14,849	3,072,940
Net asset value, offering price and redemption price per share	$11.14	$24.82 (d)	$5.05	$9.01	$8.35	$2.98

Class I
Net Assets	$224,587	$39,854,368	$5,946,846	$12,303,170	$225,369	$2,013,102
Shares of beneficial interest outstanding (a)	20,049	1,605,413	1,176,718	1,362,276	27,010	676,579
Net asset value, offering price and redemption price per share	$11.20	$24.82	$5.05	$9.03	$8.34	$2.98

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund excluding Catalyst/Princeton Floating Rate Income Fund, Catalyst/Princeton Hedged Income Fund and Catalyst/SMH High Income Fund which impose a 4.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases. For shares purchased prior to November 1, 2014, the CDSC may be assessed on shares redeemed within 18 months (excluding shares purchased with reinvested dividends and/or distributions).

(d)	Does not recalculate due to rounding of shares.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2015

	Catalyst/SMH	Catalyst/Stone
	Total Return	Beach Income	Catalyst Time Value
	Income Fund	Opportunity Fund	Trading Fund

ASSETS:
Investments in Unaffiliated securities, at cost	$32,797,155	$2,064,439	$4,587,893
Investments in Affiliated securities, at cost	—	—	1,001,419
Total Securities at Cost	$32,797,155	$2,064,439	$5,589,312

Investments in Unaffiliated securities, at value	$17,747,472	$2,055,522	$4,609,144
Investments in Affiliated securities, at value	—	—	1,001,419
Total Securities at Value	17,747,472	2,055,522	5,610,563
Receivable for securities sold	—	—	—
Receivable for Fund shares sold	246	—	1,250
Dividends and interest receivable	307,214	18,730	2
Futures unrealized appreciation	—	8,394	—
Due from Manager	—	3,059	—
Deposits with Broker	—	17,706	4,822,867
Prepaid expenses and other assets	17,220	3,817	46,499
Total Assets	18,072,152	2,107,228	10,481,181

LIABILITIES:
Options written (premiums received $0, $0, $395,000)	—	—	405,938
Management fees payable	10,240	—	10,839
Futures unrealized depreciation	—	2,213	—
Payable for Fund shares redeemed	14,594	24	134,281
Fees payable to affiliate	3,181	706	2,750
Accrued 12b-1 fees	47,100	714	43,787
Accrued expenses and other liabilities	10,742	8,519	8,237
Total Liabilities	85,857	12,176	605,832

Net Assets	$17,986,295	$2,095,052	$9,875,349

NET ASSETS CONSIST OF:
Paid in capital	$45,460,604	$2,178,413	$22,458,864
Undistributed net investment income (loss)	557,604	(1,788)	(386,184)
Accumulated net realized gain (loss) on investments, options purchased, options written and futures	(12,982,230)	(78,837)	(12,207,644)
Net unrealized appreciation (depreciation) on investments, options purchased, options written and futures	(15,049,683)	(2,736)	10,313
Net Assets	$17,986,295	$2,095,052	$9,875,349

Class A
Net Assets	$4,926,565	$179,910	$3,360,791
Shares of beneficial interest outstanding (a)	1,429,734	18,471	429,318
Net asset value per share	$3.45	$9.74	$7.83
Maximum offering price per share (b)	$3.66	$10.33	$8.31
Minimum redemption price per share (c)	$3.42	$9.64	$7.75

Class C
Net Assets	$8,002,421	$119,452	$834,731
Shares of beneficial interest outstanding (a)	2,322,679	12,278	107,857
Net asset value, offering price and redemption price per share	$3.45	$9.73	$7.74

Class I
Net Assets	$5,057,309	$1,795,690	$5,679,827
Shares of beneficial interest outstanding (a)	1,470,269	184,422	723,823
Net asset value, offering price and redemption price per share	$3.44	$9.74	$7.85

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund excluding Catalyst/Stone Beach Income Opportunity Fund which imposes a 4.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases. For shares purchased prior to November 1, 2014, the CDSC may be assessed on shares redeemed within 18 months (excluding shares purchased with reinvested dividends and/or distributions).

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Consolidated Statements of Operations (Unaudited)
For the Six Months or Period Ended December 31, 2015

	Catalyst	Catalyst	Catalyst	Catalyst	Catalyst Hedged	Catalyst Hedged
	Small-Cap Insider	Hedged Insider	Insider	Insider Long/	Commodity	Futures Strategy
	Buying Fund	Buying Fund	Buying Fund	Short Fund	Strategy Fund (a)	Fund
Investment Income:
Dividend income	$392,269	$43,572	$1,709,872	$60,599	$1,065	$—
Interest income	613	1,384	2,039	894	404	866,483
Interest income - affiliated companies	—	—	—	—	136	53,559
Securities lending - net	110,808	—	—	—	—	—
Foreign tax withheld	—	—	—	—	(21)	—
Total Investment Income	503,690	44,956	1,711,911	61,493	1,584	920,042

Operating Expenses:
Investment management fees	329,754	60,639	1,466,911	72,638	12,730	14,704,904
12b-1 Fees:
Class A	38,419	8,946	233,749	8,771	360	757,557
Class C	53,724	11,146	289,551	10,783	337	829,427
Administration fees	14,024	3,019	71,244	3,774	791	382,136
MFund Services fees	10,238	3,941	45,417	4,223	1,437	247,328
Registration fees	21,819	18,440	24,289	15,474	1,024	19,675
Networking fees	31,273	5,044	116,191	8,066	—	261,940
Audit fees	6,050	6,553	6,050	6,554	4,024	6,050
Custody fees	5,309	2,561	21,596	2,683	1,183	18,246
Printing expense	12,570	3,535	40,282	2,012	1,233	45,310
Compliance officer fees	3,666	2,883	7,448	2,924	1,326	15,154
Trustees’ fees	2,320	2,320	2,319	2,320	1,616	2,320
Legal fees	2,513	4,546	4,039	2,522	1,233	5,044
Insurance expense	2,180	434	8,823	373	—	10,420
Dividend expense	—	—	—	16,700	—	—
Interest expense	—	12,672	—	71,114	—	7,517
Miscellaneous expense	1,526	1,519	10,148	1,831	740	51,569
Total Operating Expenses	535,385	148,198	2,348,057	232,762	28,034	17,364,597
Less: Expenses waived/reimbursed by Manager	(49,267)	(42,992)	—	(40,207)	(12,767)	—
Net Operating Expenses	486,118	105,206	2,348,057	192,555	15,267	17,364,597

Net Investment Income (Loss)	17,572	(60,250)	(636,146)	(131,062)	(13,683)	(16,444,555)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(9,545,059)	(1,509,740)	(10,427,967)	(2,434,490)	—	—
Securities sold short	—	—	—	598,995	—	—
Options purchased	—	31,305	—	—	(31,119)	(279,486,509)
Options written	—	179,478	—	—	8,530	306,675,909
Futures	—	—	—	—	1,000	(2,936,415)
Net realized gain (loss)	(9,545,059)	(1,298,957)	(10,427,967)	(1,835,495)	(21,589)	24,252,985

Net change in unrealized appreciation (depreciation) on:
Investments	(2,871,268)	68,067	(14,883,542)	1,020,361	(20,293)	(393,333)
Securities sold short	—	—	—	185,589	—	—
Options purchased	—	(738,044)	—	—	(44,092)	15,258,762
Options written	—	2,323	—	—	96,702	(3,938,058)
Net change in unrealized appreciation (depreciation)	(2,871,268)	(667,654)	(14,883,542)	1,205,950	32,317	10,927,371

Net Realized and Unrealized Loss on Investments	(12,416,327)	(1,966,611)	(25,311,509)	(629,545)	10,728	35,180,356

Net Increase (Decrease) in Net Assets Resulting From Operations	$(12,398,755)	$(2,026,861)	$(25,947,655)	$(760,607)	$(2,955)	$18,735,801

(a)	The Catalyst/Hedged Commodity Strategy Fund commenced operations on September 30, 2015.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Consolidated Statements of Operations (Unaudited) (Continued)
For the Six Months or Period Ended December 31, 2015

		Catalyst Intelligent		Catalyst Macro	Catalyst/Auctos	Catalyst
	Catalyst Insider	Alternative	Catalyst IPOx	Strategy	Multi Strategy	Dynamic Alpha
	Income Fund	Fund	Allocation Fund (a)	Fund	Fund (b)	Fund
Investment Income:
Dividend Income	$—	$1,732	$627	$213	$—	$1,059,824
Interest Income	15,733	9	—	70,872	1,087	243
Interest income - affiliated companies	—	—	—	436	836	—
Securities Lending - net	—		7	—	—	—
Foreign tax withheld	—	—	—	(31)	—	—
Total Investment Income	15,733	1,741	634	71,490	1,923	1,060,067

Operating Expenses:
Investment management fees	4,264	16,064	874	891,132	25,473	822,425
12b-1 Fees:
Class A	597	1,972	76	72,761	74	144,833
Class C	534	478	5	32,698	697	93,280
Administration fees	660	961	523	27,173	973	38,135
MFund Services fees	2,644	2,829	1,263	19,796	2,086	26,525
Registration fees	2,667	4,037	632	6,784	988	27,656
Networking fees	351	49	—	1,103	—	49,224
Audit fees	7,065	7,065	4,069	6,552	4,665	6,806
Custody fees	3,081	2,421	1,197	2,421	1,597	7,893
Printing expense	1,259	1,259	1,247	2,521	1,664	6,031
Compliance officer fees	2,718	5,137	1,340	2,859	3,412	6,986
Trustees’ fees	2,321	2,321	1,633	2,320	2,196	2,320
Legal fees	2,524	2,524	1,247	3,529	1,664	3,020
Insurance expense	13	46	—	18	—	1,235
Dividend expense	—	—	—	175,323	—	—
Interest expense	—	182	—	519,576	30	—
Miscellaneous expense	1,568	1,541	748	1,527	1,599	8,039
Total Operating Expenses	32,266	48,886	14,854	1,768,093	47,118	1,244,408
Less: Expenses waived/reimbursed by Manager	(26,007)	(40,806)	(13,812)	—	(17,208)	(97,412)
Less: Expenses recaptured	—	—	—	50,386	—	—
Net Operating Expenses	6,259	8,080	1,042	1,818,479	29,910	1,146,996

Net Investment Income (Loss)	9,474	(6,339)	(408)	(1,746,989)	(27,987)	(86,929)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(1,360)	1,657	(1,597)	(6,757,584)	—	(2,671,368)
Affiliated companies	—	97,129	—	—	—	—
Securities sold short	—	—	—	14,407,498	—	—
Options purchased	—	(399)	—	5,838,750	—	—
Options written	—	—	—	2,166,919	—	—
Futures	—	—	—	—	(198,878)	—
Foreign currency transactions	—	—	—	(1,383)	—	—
Net realized gain (loss)	(1,360)	98,387	(1,597)	15,654,200	(198,878)	(2,671,368)

Net change in unrealized appreciation (depreciation) on:
Investments	(58,120)	(74,086)	4,442	(64,631)	—	4,873,785
Securities sold short	—	—	—	39,408	—	—
Options purchased	—	7,992	—	(12,210,423)	—	—
Options written	—	—	—	6,748,986	—	—
Futures	—	—	—	—	71,402	—
Net change in unrealized appreciation (depreciation)	(58,120)	(66,094)	4,442	(5,486,660)	71,402	4,873,785

Net Realized and Unrealized Gain (Loss) on Investments	(59,480)	32,293	2,845	10,167,540	(127,476)	2,202,417

Net Increase (Decrease) in Net Assets Resulting From Operations	$(50,006)	$25,954	$2,437	$8,420,551	$(155,463)	$2,115,488

(a)	The Catalyst IPOx Allocation Fund commenced operations on September 30, 2015.

(b)	The Catalyst/Auctos Multi Strategy Fund commenced operations on August 13, 2015.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2015

	Catalyst/Equity	Catalyst/Groesbeck	Catalyst/Groesbeck	Catalyst/Lyons	Catalyst/Lyons	Catalyst/MAP
	Compass Buyback	Growth of	Aggressive Growth	Hedged Premium	Tactical Allocation	Global Capital
	Strategy Fund	Income Fund	Fund	Return Fund	Fund	Appreciation Fund
Investment Income:
Dividend Income	$200,033	$235,661	$1,797	$30,460	$1,808,950	$288,383
Interest Income	81	888	60	50	898	818
Securities Lending - net	2,963	—	—	—	—	—
Foreign tax withheld	—	—	—	—	—	(11,211)
Total Investment Income	203,077	236,549	1,857	30,510	1,809,848	277,990

Operating Expenses:
Investment management fees	62,462	99,742	5,604	41,512	921,713	148,307
12b-1 fees:
Class A	5,947	19,378	1,256	7,519	106,031	28,594
Class C	27,365	2,555	64	930	196,588	32,422
Administration fees	3,436	5,173	913	2,011	34,931	9,885
MFund Services fees	4,346	5,435	2,684	3,492	24,065	6,853
Registration fees	16,503	11,262	2,224	6,205	20,870	11,971
Networking fees	354	1,769	352	355	36,266	10,091
Audit fees	6,050	6,050	6,053	6,565	6,050	7,058
Custody fees	2,566	1,809	2,420	3,010	7,342	4,860
Printing expense	3,534	2,011	1,266	2,510	12,572	3,523
Compliance officer fees	5,305	4,189	3,936	4,026	5,970	4,320
Trustees’ fees	2,320	2,320	2,321	2,320	2,320	2,320
Legal fees	2,006	2,526	2,524	2,528	3,029	2,022
Insurance expense	318	469	22	186	2,721	418
Interest expense	—	—	—	6	—	—
Miscellaneous expense	1,520	1,551	1,590	1,622	5,389	2,068
Total Operating Expenses	144,032	166,239	33,229	84,797	1,385,857	274,712
Less: Expenses waived/reimbursed by Manager	(32,578)	(20,468)	(24,631)	(34,212)	(160,820)	(21,165)
Net Operating Expenses	111,454	145,771	8,598	50,585	1,225,037	253,547

Net Investment Income (Loss)	91,623	90,778	(6,741)	(20,075)	584,811	24,443

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(653,102)	453,702	(4,652)	(270,411)	(7,276,965)	296,143
Options purchased	—	—	—	(193,276)	—	—
Options written	—	—	—	171,817	—	47,527
Foreign currency transactions	—	—	—	—	—	(348)
Net realized gain (loss)	(653,102)	453,702	(4,652)	(291,870)	(7,276,965)	343,322

Net change in unrealized appreciation (depreciation) on:
Investments	181,588	(3,096,290)	(111,702)	(488,180)	4,323,807	(1,124,010)
Options purchased	—	—	—	(2,132,249)	—	—
Options written	—	—	—	2,165,233	—	(99,944)
Foreign currency translations	—	—	—	—	—	(1,147)
Net change in unrealized appreciation (depreciation)	181,588	(3,096,290)	(111,702)	(455,196)	4,323,807	(1,225,101)

Net Realized and Unrealized Gain (Loss) on Investments	(471,514)	(2,642,588)	(116,354)	(747,066)	(2,953,158)	(881,779)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(379,891)	$(2,551,810)	$(123,095)	$(767,141)	$(2,368,347)	$(857,336)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Consolidated Statements of Operations (Unaudited) (Continued)
For the Six Months or Period Ended December 31, 2015

	Catalyst/MAP	Catalyst/Millburn	Catalyst MLP &	Catalyst/Princeton	Catalyst/Princeton
	Global Total Return	Hedge Strategy	Infrastructure	Floating Rate	Hedged Income	Catalyst/SMH
	Income Fund	Fund (a)	Fund	Income Fund	Fund	High Income Fund
Investment Income:
Dividend Income	$107,015	$—	$391,536	$—	$11,088	$—
Interest Income	99,646	219	4	1,773,288	16,249	1,467,148
Foreign tax withheld	(4,751)	—	(796)	—	—	—
Total Investment Income	201,910	219	390,744	1,773,288	27,337	1,467,148

Operating Expenses:
Investment management fees	91,152	1,918	99,910	275,048	5,784	129,671
12b-1 fees:
Class A	16,858	—	9,337	26,821	669	16,033
Class C	22,855	—	7,856	31,782	722	55,695
Administration fees	6,041	5	30,431	27,071	3,178	8,001
MFund Services fees	5,183	14	4,856	10,559	2,655	6,312
Registration fees	10,134	22	7,291	17,715	1,988	14,967
Networking fees	5,037	—	3,009	14,147	352	10,071
Audit fees	7,310	69	6,209	7,058	7,080	7,058
Custody fees	2,769	13	3,104	16,102	2,440	3,101
Printing expense	3,022	14	2,521	7,055	2,534	5,013
Compliance officer fees	4,160	17	5,307	4,725	3,934	4,354
Trustees’ fees	2,320	18	2,331	2,320	2,322	2,320
Legal fees	2,022	14	2,529	3,029	2,572	2,006
Insurance expense	756	—	26	1,695	6	806
Miscellaneous expense	1,564	8	2,423	1,538	1,570	1,507
Total Operating Expenses	181,183	2,112	187,140	446,665	37,806	266,915
Less: Expenses waived/reimbursed by Manager	(23,099)	(1,383)	(59,626)	(53,008)	(30,380)	(39,914)
Net Operating Expenses	158,084	729	127,514	393,657	7,426	227,001

Net Investment Income (Loss)	43,826	(510)	263,230	1,379,631	19,911	1,240,147

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	255,287	(6,829)	(3,179,763)	(934,163)	13,479	(5,999,989)
Options written	59,929	—	—	—	—	—
Foreign currency transactions	—	—	375	—	—	—
Net realized gain (loss)	315,216	(6,829)	(3,179,388)	(934,163)	13,479	(5,999,989)

Net change in unrealized appreciation (depreciation) on:
Investments	(662,021)	(389,616)	(6,776,480)	(4,574,630)	(133,448)	(3,164,752)
Options written	(48,300)	—	—	—	—	—
Futures	—	52,467	—	—	—	—
Foreign currency translations	(468)	63,509	(4)	—	—	—
Net change in unrealized appreciation (depreciation)	(710,789)	(273,640)	(6,776,484)	(4,574,630)	(133,448)	(3,164,752)

Net Realized and Unrealized Gain (Loss) on Investments	(395,573)	(280,469)	(9,955,872)	(5,508,793)	(119,969)	(9,164,741)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(351,747)	$(280,979)	$(9,692,642)	$(4,129,162)	$(100,058)	$(7,924,594)

(a)	The Catalyst/Millburn Hedge Strategy Fund commenced operations on December 28, 2015.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the Six Months Ended December 31, 2015

	Catalyst/SMH	Catalyst/Stone	Catalyst
	Total Return	Beach Income	Time Value
	Income Fund	Opportunity Fund	Trading Fund
Investment Income:
Dividend Income	$459,304	$—	$—
Interest Income	660,093	55,074	16,665
Interest income - affiliated companies	—	—	1,419
Total Investment Income	1,119,397	55,074	18,084

Operating Expenses:
Investment management fees	112,270	14,387	322,755
12b-1 fees:
Class A	8,234	262	33,563
Class C	49,749	578	6,681
Administration fees	6,709	2,343	10,921
MFund Services fees	5,804	2,857	7,928
Registration fees	15,049	3,671	6,176
Networking fees	8,063	504	5,516
Audit fees	7,058	6,578	6,067
Custody fees	3,440	3,544	2,421
Printing expense	6,565	1,256	5,028
Compliance officer fees	4,311	5,166	5,738
Trustees’ fees	2,320	2,324	2,322
Legal fees	2,006	2,605	2,562
Insurance expense	769	55	13
Miscellaneous expense	1,512	1,654	4,433
Total Operating Expenses	233,859	47,784	422,124
Less: Expenses waived/reimbursed by Manager	(29,829)	(32,004)	(17,856)
Less: Expenses recaptured	—	—	—
Net Operating Expenses	204,030	15,780	404,268

Net Investment Income (Loss)	915,367	39,294	(386,184)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(2,044,434)	1,499	—
Options purchased	—	(1,313)	(12,298,694)
Options written	—	—	2,619,907
Futures	—	(59,044)	(2,275,861)
Net realized gain (loss)	(2,044,434)	(58,858)	(11,954,648)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,461,890)	(27,949)	—
Options purchased	—	500	553,601
Options written	—	—	(796,238)
Futures	—	14,868	—
Net change in unrealized appreciation (depreciation)	(4,461,890)	(12,581)	(242,637)

Net Realized and Unrealized Gain (Loss) on Investments	(6,506,324)	(71,439)	(12,197,285)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(5,590,957)	$(32,145)	$(12,583,469)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

	Catalyst Small-Cap Insider Buying Fund		Catalyst Hedged Insider Buying Fund		Catalyst Insider Buying Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$17,572	$339,349	$(60,250)	$(191,889)	$(636,146)	$1,254,995
Net realized gain (loss) on investments	(9,545,059)	(9,903,986)	(1,298,957)	(3,132,452)	(10,427,967)	79,687
Net change in unrealized appreciation (depreciation) on investments	(2,871,268)	(9,359,641)	(667,654)	(2,599,607)	(14,883,542)	(8,516,869)
Net increase (decrease) in net assets resulting from operations	(12,398,755)	(18,924,278)	(2,026,861)	(5,923,948)	(25,947,655)	(7,182,187)

Distributions to Shareholders from:
Net investment income
Class A	(147,064)	(73,325)	—	—	—	(1,033,040)
Class C	—	—	—	—	—	(47)
Class I	(112,001)	(23,958)	—	—	—	(177,571)
Net realized gains
Class A	—	—	—	(2,089,392)	—	(11,383,806)
Class C	—	—	—	(420,701)	—	(2,140,473)
Class I	—	—	—	(37,064)	—	(1,296,671)
Paid in capital
Class A	—	—	—	—	—	(224,629)
Class C	—	—	—	—	—	(42,236)
Class I	—	—	—	—	—	(25,585)

Total distributions to shareholders	(259,065)	(97,283)	—	(2,547,157)	—	(16,324,058)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,235,110	40,404,332	176,934	8,729,994	7,110,896	233,380,911
Class C	240,716	6,960,528	50,062	1,062,059	1,409,463	42,585,688
Class I	1,334,559	28,120,031	121,508	328,153	5,919,615	89,841,533
Reinvestment of distributions
Class A	125,403	63,916	—	1,889,614	—	11,313,618
Class C	—	—	—	388,281	—	2,067,049
Class I	103,364	21,428	—	37,063	—	1,473,531
Cost of shares redeemed
Class A	(13,065,626)	(56,758,178)	(4,637,133)	(24,402,574)	(78,124,601)	(210,852,491)
Class C	(3,430,379)	(7,390,656)	(807,674)	(2,249,445)	(14,068,822)	(11,157,354)
Class I	(8,116,909)	(18,492,697)	(134,497)	(123,896)	(39,347,161)	(20,284,980)
Net increase (decrease) in net assets from share transactions of beneficial interest	(21,573,762)	(7,071,296)	(5,230,800)	(14,340,751)	(117,100,610)	138,367,505

Total Increase (Decrease) in Net Assets	(34,231,582)	(26,092,857)	(7,257,661)	(22,811,856)	(143,048,265)	114,861,260

Net Assets:
Beginning of year/period	70,493,030	96,585,887	12,922,872	35,734,728	363,267,541	248,406,281
End of period*	$36,261,448	$70,493,030	$5,665,211	$12,922,872	$220,219,276	$363,267,541
* Includes undistributed net investment income (loss) at end of year/period of:	$204,662	$446,155	$(68,023)	$(7,773)	$(1,780,360)	$(1,144,214)

Share Activity:
Class A
Shares Sold	94,870	2,394,063	18,572	711,548	494,597	14,883,609
Shares Reinvested	10,390	4,033	—	176,435	—	755,753
Shares Redeemed	(995,893)	(3,543,022)	(488,944)	(2,070,774)	(5,492,486)	(13,782,596)
Net increase (decrease) in shares of Beneficial interest	(890,633)	(1,144,926)	(470,372)	(1,182,791)	(4,997,889)	1,856,766

Class C
Shares Sold	19,467	423,715	5,218	90,709	96,617	2,687,196
Shares Reinvested	—	—	—	37,014	—	136,349
Shares Redeemed	(272,081)	(475,947)	(89,185)	(205,508)	(983,729)	(715,962)
Net increase (decrease) in shares of Beneficial interest	(252,614)	(52,232)	(83,967)	(77,785)	(887,112)	2,107,583

Class I
Shares Sold	99,645	1,704,281	12,759	25,599	405,958	13,610
Shares Reinvested	8,528	1,340	—	3,454	—	—
Shares Redeemed	(620,642)	(1,158,045)	14,870	(11,048)	(2,776,332)	—
Net increase (decrease) in shares of Beneficial interest	(512,469)	547,576	27,629	18,005	(2,370,374)	13,610

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Consolidated Statements of Changes in Net Assets (Continued)

			Catalyst Hedged
			Commodity
	Catalyst Insider Long/Short Fund		Strategy Fund (a)	Catalyst Hedged Futures Strategy Fund

			For the
	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Year Ended
	December 31, 2015	June 30, 2015	December 31, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)	(Unaudited)
Operations:
Net investment income (loss)	$(131,062)	$(326,116)	$(13,683)	$(16,444,555)	$(11,766,824)
Net realized gain (loss) on investments	(1,835,495)	(1,747,679)	(21,589)	24,252,985	13,282,897
Net change in unrealized appreciation (depreciation) on investments	1,205,950	913,497	32,317	10,927,371	13,500,725
Net increase (decrease) in net assets resulting from operations	(760,607)	(1,160,298)	(2,955)	18,735,801	15,016,798

Distributions to Shareholders:
Net realized gains
Class A	—	(167,456)	—	(9,650,967)	(1,977,438)
Class C	—	(42,407)	—	(2,754,940)	(481,663)
Class I	—	(39,296)	—	(14,374,493)	(2,542,673)

Total distributions to shareholders	—	(249,159)	—	(26,780,400)	(5,001,774)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,323,497	11,866,767	1,317,884	492,140,127	429,854,623
Class C	198,918	2,768,852	324,644	131,367,746	100,452,712
Class I	785,481	6,678,068	3,761,650	763,163,547	622,397,793
Reinvestment of distributions
Class A	—	149,362	—	8,639,372	1,760,880
Class C	—	39,421	—	2,630,621	470,025
Class I	4	29,638	—	12,239,831	2,167,283
Cost of shares redeemed
Class A	(5,107,293)	(12,200,395)	(4,985)	(99,830,885)	(124,548,147)
Class C	(821,523)	(2,421,363)	(5,440)	(12,778,763)	(11,489,893)
Class I	(4,096,051)	(1,802,222)	(93,814)	(141,472,478)	(113,968,684)
Capital Contribution (Note 3)
Class A	—	41,251	—	—	—
Class C	—	11,517	—	—	—
Class I	—	40,510	—	—	—

Net increase (decrease) in net assets from share transactions of beneficial interest	(7,716,967)	5,201,406	5,299,939	1,156,099,118	907,096,592

Total Increase (Decrease) in Net Assets	(8,477,574)	3,791,949	5,296,984	1,148,054,519	917,111,616

Net Assets:
Beginning of year/period	16,872,987	13,081,038	—	1,075,566,096	158,454,480
End of period*	$8,395,413	$16,872,987	$5,296,984	$2,223,620,615	$1,075,566,096
* Includes undistributed net investment income (loss) at end of year/period of:	$(434,295)	$(303,233)	$(13,683)	$(17,497,930)	$(1,053,375)

Share Activity:
Class A
Shares Sold	125,330	1,058,728	133,277	44,913,780	40,093,695
Shares Reinvested	—	14,131	—	794,059	171,961
Shares Contributed	—	1,554	—	—	—
Shares Redeemed	(505,269)	(1,121,869)	(501)	(9,106,088)	(11,788,539)
Net increase (decrease) in shares of Beneficial interest	(379,939)	(47,456)	132,776	36,601,751	28,477,117

Class C
Shares Sold	19,467	251,403	32,743	12,169,602	9,470,411
Shares Reinvested	—	3,791	—	246,082	46,354
Shares Contributed	—	467	—	—	—
Shares Redeemed	(81,415)	(230,913)	(550)	(1,184,347)	(1,106,127)
Net increase (decrease) in shares of Beneficial interest	(61,948)	24,748	32,193	11,231,337	8,410,638

Class I
Shares Sold	75,853	609,378	377,489	69,311,617	57,996,552
Shares Reinvested	—	2,799	—	1,119,838	211,236
Shares Contributed	—	2,491	—	—	—
Shares Redeemed	(381,392)	(170,179)	(9,467)	(12,851,906)	(10,812,177)
Net increase (decrease) in shares of Beneficial interest	(305,539)	444,489	368,022	57,579,549	47,395,611

(a)	The Catalyst Hedged Commodity Strategy Fund commenced operations on September 30, 2015.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

					Catalyst IPOx
	Catalyst Insider Income Fund (a)		Catalyst Intelligent Alternative Fund (b)		Allocation Fund (c)

		For the		For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Period Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$9,474	$10,810	$(6,339)	$27,140	$(408)
Net realized gain (loss) on investments	(1,360)	(29,272)	98,387	(212)	(1,597)
Net change in unrealized appreciation (depreciation) on investments	(58,120)	16,600	(66,094)	(10,419)	4,442
Net increase (decrease) in net assets resulting from operations	(50,006)	(1,862)	25,954	16,509	2,437

Distributions to Shareholders from:
Net investment income
Class A	(5,202)	(7,314)	(21,527)	(1,065)	—
Class C	(1,148)	(126)	(2,192)	—	—
Class I	(3,141)	(3,735)	(5,476)	(12,262)	—
Net realized gains
Class A	—	—	(8,501)	(88)	—
Class C	—	—	(956)	—	—
Class I	—	—	(1,962)	(946)	—

Total distributions to shareholders	(9,491)	(11,175)	(40,614)	(14,361)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	164,544	448,599	3,288,352	297,322	143,448
Class C	174,868	28,500	354,910	8,950	3,215
Class I	32,370	405,420	759,716	2,093,000	113,213
Reinvestment of distributions
Class A	5,079	7,296	30,019	1,147	—
Class C	1,137	112	3,139	—	—
Class I	2,005	1,820	5,656	12,184	—
Cost of shares redeemed
Class A	(100,573)	(36,202)	(309,673)	(92,858)	—
Class C	(29,163)	—	(15)	—	—
Class I	(158,910)	(64,802)	(53,115)	(2,047,153)	—
Net increase in net assets from share transactions of beneficial interest	91,357	790,743	4,078,989	272,592	259,876

Total Increase in Net Assets	31,860	777,706	4,064,329	274,740	262,313

Net Assets:
Beginning of year/period	777,706	—	274,740	—	—
End of period*	$809,566	$777,706	$4,339,069	$274,740	$262,313
* Includes undistributed net investment income (loss) at end of year/period of:	$(17)	$—	$(27,376)	$8,158	$(408)

Share Activity:
Class A
Shares Sold	17,329	46,224	334,317	30,029	14,287
Shares Reinvested	549	773	3,057	118	—
Shares Redeemed	(10,673)	(3,949)	(31,306)	(9,414)	—
Net increase in shares of Beneficial interest	7,205	43,048	306,068	20,733	14,287

Class C
Shares Sold	18,563	3,051	35,806	898	318
Shares Reinvested	124	12	321	—	—
Shares Redeemed	(3,063)	—	(2)	—	—
Net increase in shares of Beneficial interest	15,624	3,063	36,125	898	318

Class I
Shares Sold	3,443	41,643	76,211	210,326	11,278
Shares Reinvested	216	193	576	1,251	—
Shares Redeemed	(16,942)	(6,877)	(5,389)	(204,742)	—
Net increase (decrease) in shares of Beneficial interest	(13,283)	34,959	71,398	6,835	11,278

(a)	The Catalyst Insider Income Fund commenced operations on July 29, 2014.

(b)	The Catalyst Intelligent Alternative Fund commenced operations on July 31, 2014.

(c)	The Catalyst IPOx Allocation Fund commenced operations on September 30, 2015.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Consolidated Statements of Changes in Net Assets (Continued)

			Catalyst/Auctos Multi
	Catalyst Macro Strategy Fund		Strategy Fund (a)	Catalyst Dynamic Alpha Fund

			For the
	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Year Ended
	December 31, 2015	June 30, 2015	December 31, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)	(Unaudited)
Operations:
Net investment income (loss)	$(1,746,989)	$(173,017)	$(27,987)	$(86,929)	$(30,828)
Net realized gain (loss) on investments	15,654,200	548,209	(198,878)	(2,671,368)	3,417,644
Net change in unrealized appreciation (depreciation) on investments	(5,486,660)	(864,299)	71,402	4,873,785	5,142,968
Net increase (decrease) in net assets resulting from operations	8,420,551	(489,107)	(155,463)	2,115,488	8,529,784

Distributions to Shareholders from:
Net investment income
Class A	—	(11,638)	—	—	—
Class C	—	—	—	—	—
Class I	—	(13,377)	—	—	—
Net realized gains
Class A	(484,173)	(188,284)	—	(1,532,117)	(4,727,968)
Class C	(95,953)	(19,275)	—	(351,750)	(120,275)
Class I	(615,748)	(165,963)	—	(490,061)	(162,398)

Total distributions to shareholders	(1,195,874)	(398,537)	—	(2,373,928)	(5,010,641)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	100,702,837	11,471,368	154,230	43,153,388	91,211,216
Class C	14,150,427	1,552,073	308,464	15,035,060	15,424,449
Class I	95,376,721	14,779,996	4,213,396	17,311,381	32,392,301
Reinvestment of distributions
Class A	445,243	198,863	—	1,331,201	4,026,437
Class C	93,680	19,140	—	340,609	117,325
Class I	533,421	172,358	—	457,220	148,098
Cost of shares redeemed
Class A	(46,626,470)	(5,810,323)	(8,023)	(40,444,512)	(17,715,767)
Class C	(1,672,989)	(32,191,676)	—	(1,275,684)	(3,405,467)
Class I	(26,476,089)	(5,452,426)	—	(4,363,821)	(9,068,325)
Net increase (decrease) in net assets from share transactions of beneficial interest	136,526,781	(15,260,627)	4,668,067	31,544,842	113,130,267

Total Increase in Net Assets	143,751,458	(16,148,271)	4,512,604	31,286,402	116,649,410

Net Assets:
Beginning of year/period	26,793,749	42,942,020	—	148,375,495	31,726,085
End of period*	$170,545,207	$26,793,749	$4,512,604	$179,661,897	$148,375,495
* Includes undistributed net investment income (loss) at end of year/period of:	$(1,747,219)	$(230)	$(27,987)	$(86,929)	$—

Share Activity:
Class A
Shares Sold	8,393,981	1,066,651	10,240	2,648,221	5,626,320
Shares Reinvested	35,449	22,675	—	82,021	256,624
Shares Redeemed	(4,094,711)	(591,969)	(530)	(2,525,473)	(1,088,486)
Net increase in shares of Beneficial interest	4,334,719	497,357	9,710	204,769	4,794,458

Class C
Shares Sold	1,154,127	148,201	20,486	954,672	967,808
Shares Reinvested	7,465	2,182	—	21,681	7,664
Shares Redeemed	(140,887)	(3,171,022)	—	(80,846)	(218,212)
Net increase (decrease) in shares of Beneficial interest	1,020,705	(3,020,639)	20,486	895,507	757,260

Class I
Shares Sold	7,767,900	1,373,520	272,844	1,057,705	2,002,119
Shares Reinvested	533,421	19,676	—	28,085	9,433
Shares Redeemed	(2,253,617)	(553,906)	—	(275,495)	(545,673)
Net increase in shares of Beneficial interest	6,047,704	839,290	272,844	810,295	1,465,879

(a)	The Catalyst/Auctos Multi Strategy Fund commenced operations on August 13, 2015.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Equity Compass		Catalyst/Groesbeck		Catalyst/Groesbeck
	Buyback Strategy Fund		Growth of Income Fund		Aggressive Growth Fund (a)

						For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$91,623	$67,260	$90,778	$170,506	$(6,741)	$(11,946)
Net realized gain (loss) on investments	(653,102)	(267,502)	453,702	1,546,812	(4,652)	(11,158)
Net change in unrealized appreciation (depreciation) on investments	181,588	(532,306)	(3,096,290)	156,453	(111,702)	87,619
Net increase (decrease) in net assets resulting from operations	(379,891)	(732,548)	(2,551,810)	1,873,771	(123,095)	64,515

Distributions to Shareholders from:
Net investment income
Class A	(35,084)	—	(58,793)	(127,905)	—	—
Class C	(2,641)	—	(136)	(824)	—	—
Class I	(18,296)	—	(20,133)	(39,956)	—	—
Net realized gains
Class A	—	(218,765)	(1,171,658)	(667,309)	—	—
Class C	—	(222,347)	(38,835)	(22,616)	—	—
Class I	—	(166,399)	(301,787)	(207,821)	—	—

Total distributions to shareholders	(56,021)	(607,511)	(1,591,342)	(1,066,431)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	97,330	771,715	1,008,290	2,888,294	—	1,012,594
Class C	483,190	1,726,498	1,000	36,851	—	13,000
Class I	206,276	1,537,108	568,118	2,687,314	10,000	111,008
Reinvestment of distributions
Class A	25,662	185,244	1,163,322	749,813	—	—
Class C	2,114	180,853	31,627	18,677	—	—
Class I	12,409	157,646	304,765	238,706	—	—
Cost of shares redeemed
Class A	(662,811)	(1,956,462)	(1,624,045)	(3,526,816)	—	(4,718)
Class C	(608,907)	(1,500,920)	(18,130)	(55,328)	—	—
Class I	(1,169,326)	(9,160,228)	(118,122)	(2,182,514)	—	(10,387)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,614,063)	(8,058,546)	1,316,825	854,997	10,000	1,121,497

Total Increase (Decrease) in Net Assets	(2,049,975)	(9,398,605)	(2,826,327)	1,662,337	(113,095)	1,186,012

Net Assets:
Beginning of year/period	13,675,029	23,073,634	21,442,485	19,780,148	1,186,012	—
End of period*	$11,625,054	$13,675,029	$18,616,158	$21,442,485	$1,072,917	$1,186,012
* Includes undistributed net investment income (loss) at end of year/period of:	$147,640	$56,017	$22,936	$11,220	$(13,784)	$(7,043)

Share Activity:
Class A
Shares Sold	10,473	79,238	69,739	184,494	—	101,224
Shares Reinvested	2,780	19,749	93,496	47,695	—	—
Shares Redeemed	(71,005)	(201,614)	(110,492)	(224,571)	—	(445)
Net increase (decrease) in shares of Beneficial interest	(57,752)	(102,627)	52,743	7,618	—	100,779

Class C
Shares Sold	51,279	178,081	72	2,375	—	1,300
Shares Reinvested	231	19,405	2,592	1,205	—	—
Shares Redeemed	(65,391)	(157,058)	(1,200)	(3,655)	—	—
Net increase (decrease) in shares of Beneficial interest	(13,881)	40,428	1,464	(75)	—	1,300

Class I
Shares Sold	22,063	157,243	37,914	167,177	1,033	10,768
Shares Reinvested	1,340	16,735	24,459	15,172	—	—
Shares Redeemed	(126,546)	(960,384)	(8,064)	(139,414)	—	(950)
Net increase (decrease) in shares of Beneficial interest	(103,143)	(786,406)	54,309	42,935	1,033	9,818

(a)	The Catalyst/Groesbeck Aggressive Growth Fund commenced operations on July 29, 2014.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Lyons Hedged		Catalyst/Lyons Tactical		Catalyst/MAP Global
	Premium Return Fund		Allocation Fund		Capital Appreciation Fund

	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(20,075)	$(19,421)	$584,811	$1,097,652	$24,443	$430,200
Net realized gain (loss) on investments	(291,870)	938,062	(7,276,965)	10,615,766	343,322	(150,133)
Net change in unrealized appreciation (depreciation) on investments	(455,196)	(198,376)	4,323,807	(8,437,221)	(1,225,101)	(1,547,618)
Net increase (decrease) in net assets resulting from operations	(767,141)	720,265	(2,368,347)	3,276,197	(857,336)	(1,267,551)

Distributions to Shareholders:
Net investment income
Class A	—	—	(424,848)	(798,125)	(260,155)	(285,785)
Class C	—	—	(24,861)	(64,965)	(22,822)	—
Class I	—	—	(182,794)	(21,176)	(4,264)	(3,116)
Net realized gains
Class A	(782,416)	(127,013)	(5,444,002)	(5,007,956)	—	(1,162,389)
Class C	(25,367)	(30,086)	(2,835,214)	(1,545,855)	—	(294,328)
Class I	(29,479)	(2,679)	(1,526,605)	(108,093)	—	(10,690)

Total distributions to shareholders	(837,262)	(159,778)	(10,438,324)	(7,546,170)	(287,241)	(1,756,308)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	372,448	2,701,109	7,720,947	59,417,885	1,244,398	16,979,212
Class C	59,500	3,829,847	3,779,194	23,411,081	627,446	2,182,136
Class I	49,479	1,120,621	5,750,634	32,804,074	41,010	579,034
Reinvestment of distributions
Class A	774,760	122,622	5,546,664	5,499,343	173,339	1,264,721
Class C	25,367	29,983	2,738,733	1,510,505	18,266	268,034
Class I	21,302	1,565	1,689,300	117,963	2,518	7,176
Cost of shares redeemed
Class A	(1,204,736)	(2,920,799)	(26,951,376)	(45,377,193)	(2,327,431)	(10,787,448)
Class C	(110,534)	(3,559,334)	(5,503,960)	(7,228,974)	(1,139,496)	(963,878)
Class I	(897,157)	(164,807)	(12,515,526)	(4,562,692)	(186,733)	(239,311)
Net increase (decrease) in net assets from share transactions of beneficial interest	(909,571)	1,160,807	(17,745,390)	65,591,992	(1,546,683)	9,289,676

Total Increase (Decrease) in Net Assets	(2,513,974)	1,721,294	(30,552,061)	61,322,019	(2,691,260)	6,265,817

Net Assets:
Beginning of year/period	7,662,769	5,941,475	162,031,280	100,709,261	31,391,038	25,125,221
End of period*	$5,148,795	$7,662,769	$131,479,219	$162,031,280	$28,699,778	$31,391,038
* Includes undistributed net investment income (loss) at end of year/period of:	$(20,075)	$—	$584,645	$632,337	$(61,376)	$201,422

Share Activity:
Class A
Shares Sold	32,485	226,290	545,140	4,007,828	103,129	1,284,461
Shares Reinvested	86,662	10,409	431,983	375,895	14,665	102,490
Shares Redeemed	(114,771)	(251,415)	(1,947,095)	(3,057,698)	(192,466)	(852,586)
Net increase (decrease) in shares of Beneficial interest	4,376	(14,716)	(969,972)	1,326,025	(74,672)	534,365

Class C
Shares Sold	5,246	321,876	272,892	1,593,429	52,255	169,060
Shares Reinvested	2,892	2,565	216,159	104,317	1,555	21,862
Shares Redeemed	(10,431)	(307,188)	(397,888)	(496,272)	(96,170)	(77,836)
Net increase (decrease) in shares of Beneficial interest	(2,293)	17,253	91,163	1,201,474	(42,360)	113,086

Class I
Shares Sold	4,174	93,850	403,803	2,194,813	3,410	45,460
Shares Redeemed	(80,997)	(13,587)	(898,690)	(307,391)	(14,875)	(19,440)
Net increase (decrease) in shares of Beneficial interest	(74,451)	80,396	(363,219)	1,895,485	(11,252)	26,602

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Consolidated Statements of Changes in Net Assets (Continued)

	Catalyst/MAP Global		Catalyst/Millburn Hedge
	Total Return Income Fund		Strategy Fund (a)	Catalyst MLP & Infrastructure Fund (b)

			For the		For the
	Six Months Ended	Year Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2015	June 30, 2015	December 31, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)	(Unaudited)
Operations:
Net investment income	$43,826	$252,105	$(510)	$263,230	$44,855
Net realized gain (loss) on investments	315,216	148,416	(6,829)	(3,179,388)	15,103
Net change in unrealized appreciation (depreciation) on investments	(710,789)	(541,317)	(273,640)	(6,776,484)	(391,970)
Net increase (decrease) in net assets resulting from operations	(351,747)	(140,796)	(280,979)	(9,692,642)	(332,012)

Distributions to Shareholders:
Net investment income
Class A	(43,620)	(210,378)	—	(356,566)	(24,722)
Class C	—	(32,480)	—	(72,453)	(1,070)
Class I	(913)	(3,070)	—	(331,984)	(15,921)
Net realized gains
Class A	(47,291)	(465,023)	—	—	—
Class C	(18,285)	(144,963)	—	—	—
Class I	(619)	(7,765)	—	—	—
Paid in capital
Class A	—	—	—	—	(84,074)
Class C	—	—	—	—	(11,554)
Class I	—	—	—	—	(60,945)

Total distributions to shareholders	(110,728)	(863,679)	—	(761,003)	(198,286)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	957,258	4,568,166	1,000	9,009,848	8,162,227
Class C	1,714,643	1,611,851	1,000	2,349,197	1,360,900
Class I	101,079	162,210	40,135,333	6,633,048	6,435,572
Reinvestment of distributions
Class A	80,198	571,491	—	292,531	95,260
Class C	14,444	155,641	—	56,138	11,793
Class I	594	5,412	—	313,356	71,127
Cost of shares redeemed
Class A	(2,031,603)	(4,324,984)	—	(4,410,066)	(63,757)
Class C	(847,431)	(1,943,198)	—	(219,092)	(33,763)
Class I	(26,825)	(121,776)	—	(2,661,871)	(72,530)
Net increase (decrease) in net assets from share transactions of beneficial interest	(37,643)	684,813	40,137,333	11,363,089	15,966,829

Total Increase (Decrease) in Net Assets	(500,118)	(319,662)	39,856,354	909,444	15,436,531

Net Assets:
Beginning of year/period	18,574,518	18,894,180	—	15,436,531	—
End of period*	$18,074,400	$18,574,518	$39,856,354	$16,345,975	$15,436,531
* Includes undistributed net investment income at end of year/period of:	$(707)	$—	$(510)	$(468,225)	$29,548

Share Activity:
Class A
Shares Sold	84,972	388,902	40	1,324,305	792,737
Shares Reinvested	7,221	49,844	—	44,656	9,250
Shares Redeemed	(178,829)	(372,352)	—	(572,216)	(6,111)
Net increase (decrease) in shares of Beneficial interest	(86,636)	66,394	40	796,745	795,876

Class C
Shares Sold	153,613	136,806	40	364,855	130,868
Shares Reinvested	1,308	13,683	—	8,778	1,156
Shares Redeemed	(74,823)	(168,046)	—	(35,151)	(3,282)
Net increase (decrease) in shares of Beneficial interest	80,098	(17,557)	40	338,482	128,742

Class I
Shares Sold	8,883	13,659	1,605,413	921,574	629,387
Shares Reinvested	53	473	—	47,335	6,941
Shares Redeemed	(2,445)	(10,574)	—	(421,357)	(7,162)
Net increase in shares of Beneficial interest	6,491	3,558	1,605,413	547,552	629,166

(a)	The Catalyst/Millburn Hedge Strategy Fund commenced operations on December 28, 2015.

(b)	The Catalyst MLP & Infrastructure Fund commenced operations on December 22, 2014.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/Princeton Floating		Catalyst/Princeton
	Rate Income Fund		Hedged Income Fund (a)		Catalyst/SMH High Income Fund
				For the
	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income	$1,379,631	$3,811,067	$19,911	$11,809	$1,240,147	$2,990,964
Net realized gain (loss) on investments	(934,163)	(2,102,115)	13,479	13,022	(5,999,989)	(3,479,539)
Net change in unrealized appreciation (depreciation) on investments	(4,574,630)	(1,783,320)	(133,448)	(12,174)	(3,164,752)	(9,598,385)
Net increase (decrease) in net assets resulting from operations	(4,129,162)	(74,368)	(100,058)	12,657	(7,924,594)	(10,086,960)

Distributions to Shareholders from:
Net investment income
Class A	(570,703)	(1,808,059)	(12,011)	(5,472)	(650,859)	(1,780,704)
Class C	(143,965)	(341,719)	(2,531)	(1,536)	(525,569)	(1,135,593)
Class I	(725,829)	(1,628,217)	(5,720)	(4,640)	(107,742)	(148,814)
Net realized gains
Class A	—	(57,603)	(16,093)	—	—	—
Class C	—	(9,841)	(3,917)	—	—	—
Class I	—	(30,511)	(7,213)	—	—	—
Paid in capital
Class A	—	—	—	—	—	(86,935)
Class C	—	—	—	—	—	(75,344)
Class I	—	—	—	—	—	(12,044)

Total distributions to shareholders	(1,440,497)	(3,875,950)	(47,485)	(11,648)	(1,284,170)	(3,239,434)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,628,155	36,140,270	107,098	469,897	1,019,250	5,396,813
Class C	579,241	4,197,271	32,349	405,337	706,508	1,846,353
Class I	1,725,251	22,618,806	—	264,000	781,451	1,595,022
Reinvestment of distributions
Class A	411,840	1,398,583	28,056	5,454	351,562	1,024,602
Class C	120,210	281,608	6,329	1,523	297,040	662,173
Class I	684,347	1,441,978	8,125	2,784	44,204	36,367
Cost of shares redeemed
Class A	(9,841,968)	(42,177,965)	(17,356)	(421)	(3,125,385)	(19,375,428)
Class C	(2,106,088)	(5,937,770)	(52,302)	(250,000)	(2,125,449)	(5,023,852)
Class I	(19,079,480)	(21,739,524)	(7,399)	—	(408,429)	(221,923)
Net increase (decrease) in net assets from share transactions of beneficial interest	(25,878,492)	(3,776,743)	104,900	898,574	(2,459,248)	(14,059,873)

Total Increase (Decrease) in Net Assets	(31,448,151)	(7,727,061)	(42,643)	899,583	(11,668,012)	(27,386,267)

Net Assets:
Beginning of year/period	63,585,462	71,312,523	899,583	—	32,939,526	60,325,793
End of period*	$32,137,311	$63,585,462	$856,940	$899,583	$21,271,514	$32,939,526
* Includes undistributed net investment income at the end of year/period of:	$(16,514)	$44,352	$(190)	$161	$(44,023)	$—

Share Activity:
Class A
Shares Sold	164,287	3,500,986	11,073	47,936	280,897	1,133,705
Shares Reinvested	42,701	136,749	3,240	554	105,671	210,725
Shares Redeemed	(1,028,026)	(4,135,554)	(1,951)	(43)	(899,931)	(3,937,623)
Net increase (decrease) in shares of Beneficial interest	(821,038)	(497,819)	12,362	48,447	(513,363)	(2,593,193)

Class C
Shares Sold	59,102	404,369	3,411	41,686	203,029	380,497
Shares Reinvested	12,469	27,546	733	155	89,464	137,810
Shares Redeemed	(219,451)	(579,932)	(5,574)	(25,562)	(2,125,449)	(1,022,506)
Net increase (decrease) in shares of Beneficial interest	(147,880)	(148,017)	(1,430)	16,279	(1,832,956)	(504,199)

Class I
Shares Sold	175,332	2,212,673	—	26,548	235,819	326,121
Shares Reinvested	70,506	140,931	937	283	13,511	7,865
Shares Redeemed	(2,018,340)	(2,118,129)	(758)	—	(114,551)	(46,772)
Net increase (decrease) in shares of Beneficial interest	(1,772,502)	235,475	179	26,831	134,779	287,214

(a)	The Catalyst/Princeton Hedged Income Fund commenced operations on November 7, 2014.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/SMH Total		Catalyst/Stone Beach		Catalyst Time Value
	Return Income Fund		Income Opportunity Fund (a)		Trading Fund (b)

				For the		For the
	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$915,367	$2,428,767	$39,294	$53,242	$(386,184)	$(154,792)
Net realized gain (loss) on investments	(2,044,434)	(3,794,389)	(58,858)	(14,708)	(11,954,648)	1,318,140
Net change in unrealized appreciation (depreciation) on investments	(4,461,890)	(8,202,841)	(12,581)	9,845	(242,637)	252,950
Net increase (decrease) in net assets resulting from operations	(5,590,957)	(9,568,463)	(32,145)	48,379	(12,583,469)	1,416,298

Distributions to Shareholders from:
Net investment income
Class A	(267,128)	(825,994)	(3,925)	(13,833)	—	—
Class C	(367,552)	(853,981)	(1,931)	(205)	—	—
Class I	(253,618)	(417,172)	(41,043)	(38,658)	—	—
Net realized gains
Class A	—	—	—	—	(515,420)	—
Class C	—	—	—	—	(152,822)	—
Class I	—	—	—	—	(748,102)	—
Paid in capital
Class A	—	(107,607)	—	—	—	—
Class C	—	(146,406)	—	—	—	—
Class I	—	(92,176)	—	—	—	—

Total distributions to shareholders	(888,298)	(2,443,336)	(46,899)	(52,696)	(1,416,344)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	299,874	2,778,756	115,869	862,019	29,591,634	45,496,991
Class C	453,516	2,665,405	122,457	41,750	880,675	1,225,608
Class I	544,194	9,410,384	127,279	1,915,254	11,182,837	6,635,870
Reinvestment of distributions
Class A	129,574	521,682	3,640	13,368	493,791	—
Class C	286,525	724,783	1,906	183	142,705	—
Class I	74,283	97,537	38,956	36,609	732,674	—
Cost of shares redeemed
Class A	(2,261,637)	(12,824,630)	(304,374)	(499,042)	(59,905,847)	(2,763,396)
Class C	(2,970,539)	(7,501,889)	(42,462)	—	(1,005,503)	(14,164)
Class I	(1,173,906)	(1,617,770)	(212,273)	(42,726)	(10,190,561)	(44,450)
Net increase (decrease) in net assets from share transactions of beneficial interest	(4,618,116)	(5,745,742)	(149,002)	2,327,415	(28,077,595)	50,536,459

Total Increase (Decrease) in Net Assets	(11,097,371)	(17,757,541)	(228,046)	2,323,098	(42,077,408)	51,952,757

Net Assets:
Beginning of year/period	29,083,666	46,841,207	2,323,098	—	51,952,757	—
End of period*	$17,986,295	$29,083,666	$2,095,052	$2,323,098	$9,875,349	$51,952,757
* Includes undistributed net investment income at end of year/period of:	$557,604	$530,535	$(1,788)	$5,817	$(386,184)	$—

Share Activity:
Class A
Shares Sold	79,978	497,853	11,499	84,856	2,692,530	4,184,604
Shares Reinvested	34,243	97,203	368	1,317	63,307	—
Shares Redeemed	(583,099)	(2,389,823)	(30,220)	(49,349)	(6,262,626)	(248,497)
Net increase (decrease) in shares of Beneficial interest	(468,878)	(1,794,767)	(18,353)	36,824	(3,506,789)	3,936,107

Class C
Shares Sold	112,143	476,565	12,196	4,120	82,903	115,616
Shares Reinvested	76,144	137,341	193	19	18,485	—
Shares Redeemed	(731,659)	(1,409,789)	(4,250)	—	(107,832)	(1,315)
Net increase (decrease) in shares of Beneficial interest	(543,372)	(795,883)	8,139	4,139	(6,444)	114,301

Class I
Shares Sold	142,739	1,640,522	12,660	189,834	1,104,305	611,337
Shares Reinvested	19,786	19,275	3,948	3,607	93,692	—
Shares Redeemed	(297,312)	(315,532)	(21,425)	(4,202)	(1,081,419)	(4,092)
Net increase (decrease) in shares of Beneficial interest	(134,787)	1,344,265	(4,817)	189,239	116,578	607,245

(a)	The Catalyst/Stone Beach Income Opportunity Fund commenced operations on November 20, 2014.

(b)	The Catalyst Time Value Trading Fund commenced operations on November 7, 2014.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2015	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of year	$15.23	$18.31	$13.28	$11.05	$14.28	$11.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	(A)	0.07	(A)	0.18	(A)	0.19	(A)	0.30	(A)	(0.08)
Net realized and unrealized gain (loss) on investments	(2.98)	(3.14)	4.97	2.54	(3.21)	2.82
Total from investment operations	(2.96)	(3.07)	5.15	2.73	(2.91)	2.74

LESS DISTRIBUTIONS:
From net investment income	(0.08)	(0.01)	(0.12)	(0.50)	—	—
From net realized gains on investments	—	—	—	—	(0.32)	(0.12)
Total distributions	(0.08)	(0.01)	(0.12)	(0.50)	(0.32)	(0.12)

Net asset value, end of year	$12.19	$15.23	$18.31	$13.28	$11.05	$14.28

Total return (B)	(19.45	)% (F)	(16.74	)% (C)	38.94%	25.62%	(20.30)%	23.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$22,507	$41,704	$71,084	$28,433	$45,077	$93,869
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.94	% (G)	1.79%	1.84%	1.86%	1.80%	1.78%
Expenses, net waiver and reimbursement (D)	1.75	% (G)	1.68%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss), before waiver and reimbursement (D)(E)	0.08	% (G)	0.33%	0.82%	1.33%	2.31%	(0.98)%
Net investment income (loss), net waiver and reimbursement (D)(E)	0.27	% (G)	0.44%	1.11%	1.64%	2.56%	(0.75)%
Portfolio turnover rate	160	% (F)	214%	231%	117%	61%	123%

Class C

For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2015	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of year	$14.63	$17.71	$12.87	$10.70	$13.95	$11.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03	) (A)	(0.05	) (A)	0.05	(A)	0.10	(A)	0.22	(A)	(0.12)
Net realized and unrealized gain (loss) on investments	(2.86)	(3.03)	4.83	2.47	(3.15)	2.71
Total from investment operations	(2.89)	(3.08)	4.88	2.57	(2.93)	2.59

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.04)	(0.40)	—	—
From net realized gains on investments	—	—	—	—	(0.32)	(0.12)
Total distributions	—	—	(0.04)	(0.40)	(0.32)	(0.12)

Net asset value, end of year	$11.74	$14.63	$17.71	$12.87	$10.70	$13.95

Total return (B)	(19.75	)% (F)	(17.39	)% (C)	37.92%	24.69%	(20.94)%	22.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$8,025	$13,702	$17,503	$7,870	$10,448	$17,595
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.69	% (G)	2.54%	2.59%	2.61%	2.55%	2.53%
Expenses, net waiver and reimbursement (D)	2.50	% (G)	2.43%	2.30%	2.30%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement (D) (E)	(0.65	)% (G)	0.42%	0.05%	0.58%	(1.66)%	(1.62)%
Net investment income (loss), net waiver and reimbursement (D) (E)	(0.45	)% (G)	0.31%	0.34%	0.89%	(1.91)%	(1.39)%
Portfolio turnover rate	160	% (F)	214%	231%	117%	117%	123%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Small-Cap Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2015	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of year	$15.39	$18.47	$13.39	$11.15	$14.37	$11.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	(A)	0.13	(A)	0.23	(A)	0.22	(A)	0.35	(A)	(0.09)
Net realized and unrealized gain (loss) on investments	(3.02)	(3.17)	5.00	2.56	(3.25)	2.88
Total from investment operations	(2.99)	(3.04)	5.23	2.78	(2.90)	2.79

LESS DISTRIBUTIONS:
From net investment income	(0.16)	(0.04)	(0.15)	(0.54)	—	—
From net realized gains on investments	—	—	—	—	(0.32)	(0.12)
Total distributions	(0.16)	(0.04)	(0.15)	(0.54)	(0.32)	(0.12)

Net asset value, end of year	$12.24	$15.39	$18.47	$13.39	$11.15	$14.37

Total return (B)	(19.40	)% (F)	(16.47	)% (C)	39.24%	25.95%	(20.10)%	23.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,729	$15,087	$7,999	$2,133	$1,504	$2,357
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.69	% (G)	1.54%	1.59%	1.61%	1.55%	1.53%
Expenses, net waiver and reimbursement (D)	1.50	% (G)	1.45%	1.30%	1.30%	1.30%	1.30%
Net investment income (loss), before waiver and reimbursement (D,E)	0.31	% (G)	0.71%	1.07%	1.58%	(2.27)%	(0.73)%
Net investment income (loss), net waiver and reimbursement (D,E)	0.50	% (G)	0.81%	1.37%	1.89%	(2.52)%	(0.50)%
Portfolio turnover rate	160	% (F)	214%	231%	117%	61%	123%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Not annualized.

(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Hedged Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A (A)
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2015	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of period	$10.56	$14.48	$11.83	$9.68	$11.49	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05	) (B)	(0.08	) (B)	0.12	(B)	0.10	(B)	0.06	(B)	0.01
Net realized and unrealized gain (loss) on investments	(2.04)	(2.42)	2.70	2.07	(0.88)	1.50
Total from investment operations	(2.09)	(2.50)	2.82	2.17	(0.82)	1.51

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.01)	(0.02)	(0.01)	(0.02)
From net realized gains on investments	—	(1.42)	(0.16)	—	(0.98)	—
Total distributions	—	(1.42)	(0.17)	(0.02)	(0.99)	(0.02)

Net asset value, end of period	$8.47	$10.56	$14.48	$11.83	$9.68	$11.49

Total return (C)	(19.79	)% (D)	(17.44)%	24.07%	22.41%	(7.32)%	15.07	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,952	$9,893	$30,693	$10,348	$3,396	$4,821
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (I)	2.89	% (E)	2.71%	2.04%	3.83%	3.59%	4.30	% (E)
Expenses, net waiver and reimbursement (I)	2.01	% (E)	2.31%	1.61%	2.73%	1.83%	1.56	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (I,J)	(1.98	)% (E)	(1.11)%	0.51%	0.96%	(0.89)%	(2.74	)% (E)
Net investment income (loss), net waiver and reimbursement (I,J)	(1.10	)% (E)	(0.71)%	0.94%	2.07%	0.87%	(0.00	%) (E,F)
Portfolio turnover rate	95	% (D)	183%	255%	277%	196%	46	% (D)

Class C (A)
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2015	June 30, 2014	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of period	$10.30	$14.28	$11.74	$9.62	$11.50	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.09	) (B)	(0.18	) (B)	0.03	(B)	0.02	(B)	(0.01	) (B)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.98)	(2.38)	2.67	2.10	(0.89)	1.53
Total from investment operations	(2.07)	(2.56)	2.70	2.12	(0.90)	1.51

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	—	(0.01)
From net realized gains on investments	—	(1.42)	(0.16)	—	(0.98)	—
Total distributions	—	(1.42)	(0.16)	—	(0.98)	(0.01)

Net asset value, end of period	$8.23	$10.30	$14.28	$11.74	$9.62	$11.50

Total return (C)	(20.10	)% (D)	(18.14)%	23.20%	22.04%	(8.01)%	15.07	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,487	$2,726	$4,888	$1,069	$255	$198
Ratios to average net assets (including dividend and interest expense) (H)
Expenses, before waiver and reimbursement (I)	3.66	% (E)	3.46%	2.79%	4.58%	4.65%	5.05	% (E)
Expenses, net waiver and reimbursement (I)	2.76	% (E)	3.06%	2.36%	3.48%	2.63%	2.31	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (I)(J)	(2.71	)% (E)	(1.93)%	(0.21)%	0.21%	-(1.64)%	(3.49	)% (E)
Net investment income (loss), net waiver and reimbursement (I)(J)	(1.81	)% (E)	(1.52)%	0.22%	1.32%	(0.12)%	(0.75	)% (E)
Portfolio turnover rate	95	% (D)	183%	255%	277%	196%	46	% (D)

(A)	The Catalyst Hedged Insider Buying Fund Class A and C shares commenced operations on October 28, 2010.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(F)	Ratio of net investment loss is less than (0.01)%.

(G)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	2.63	% (E)	2.06%	1.98%	2.66%	3.31%	4.29	% (E)
Expenses, net waiver and reimbursement	1.75	% (E)	1.66%	1.55%	1.55%	1.55%	1.55	% (E)

(H)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	3.40	% (E)	2.26%	2.73%	3.41%	4.06%	5.04	% (E)
Expenses, net waiver and reimbursement	2.50	% (E)	2.41%	2.30%	2.30%	2.30%	2.30	% (E)

(I)	Does not include expenses of the underlying investment companies in which the Fund invests.

(J)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Hedged Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.62		$14.49	$14.13

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.03)		(0.06)	0.01
Net realized and unrealized gain (loss) on investments	(2.05)		(2.39)	0.35
Total from investment operations	(2.08)		(2.45)	0.36

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(1.42)	—
Total distributions	—		(1.42)	—

Net asset value, end of period	$8.54		$10.62	$14.49

Total return (C)	(19.59	)% (D)	(17.04)%	2.55	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$226		$304	$154
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement (G)	2.64	% (E)	2.46%	$0	(E)
Expenses, net waiver and reimbursement (G)	1.63	% (E)	1.95%	$0	(E)
Ratios of net Investment income (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (G,H)	(1.66	)% (E)	(1.04)%	0.18	% (E)
Net investment income (loss), net waiver and reimbursement (G,H)	(0.60	)% (E)	(0.48)%	0.98	% (E)
Portfolio turnover rate	95	% (D)	183%	255.00	% (D)

(A)	The Catalyst Hedged Insider Buying Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(F)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	2.38	% (E)	1.81%	2.10	% (E)
Expenses, net waiver and reimbursement	1.37	% (E)	1.30%	1.30	% (E)

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the		For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013		June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$15.03		$15.86	$12.65	$10.42		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	(0.02)		0.07	0.12	0.27		0.06
Net realized and unrealized gain (loss) on investments	(1.16)		(0.30)	3.26	2.96		0.43
Total from investment operations	(1.18)		(0.23)	3.38	3.23		0.49

LESS DISTRIBUTIONS:
From net investment income	—		(0.05)	(0.02)	(0.14)		(0.07)
From net realized gains on investments	—		(0.54)	(0.15)	(0.86)		—
From paid in capital	—		(0.01)	—	—		—
Total distributions	—		(0.60)	(0.17)	(1.00)		(0.07)

Net asset value, end of period	$13.85		$15.03	$15.86	$12.65		$10.42

Total return (C)	(7.85	)% (D)	(1.44)%	26.90%	32.99	% (F)	4.91	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$141,772		$228,894	$212,047	$4,475		$422
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	1.49	% (E)	1.47%	1.49%	5.72%		16.13	% (E)
Expenses, net waiver and reimbursement (H)	1.49	% (E)	1.47%	1.47%	1.00%		1.20	% (E)
Net investment income (loss), before waiver and reimbursement (H,I)	(0.33	)% (E)	0.46%	0.79%	(2.45)%		(14.27	)% (E)
Net investment income, net waiver and reimbursement (H,I)	(0.33	)% (E)	0.46%	0.81%	2.27%		0.66	% (E)
Portfolio turnover rate	88	% (D)	293%	185%	168%		73	% (D)

	Class C (A)
	For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$15.16		$16.05		$12.90	$10.63	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.08)		(0.06)		0.01	0.22	(0.06)
Net realized and unrealized gain (loss) on investments	(1.16)		(0.28)		3.29	3.01	0.72
Total from investment operations	(1.24)		(0.34)		3.30	3.23	0.66

LESS DISTRIBUTIONS:
From net investment income	—		(0.00	) (G)	—	(0.10)	(0.03)
From net realized gains on investments	—		(0.54)		(0.15)	(0.86)	—
From paid in capital	—		(0.01)		—	—	—
Total distributions	—		(0.55)		(0.15)	(0.96)	(0.03)

Net asset value, end of period	$13.92		$15.16		$16.05	$12.90	$10.63

Total return (C)	(8.18	)% (D)	(2.12)%		25.74%	32.14%	6.67	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$48,331		$66,069		$36,144	$356	$6
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	2.24	% (E)	2.22%		2.24%	6.47%	16.88	% (E)
Expenses, net waiver and reimbursement (H)	2.24	% (E)	2.22%		2.22%	1.75%	1.95	% (E)
Net investment income (loss), before waiver and reimbursement (H,I)	(1.07	)% (E)	(0.37)%		0.05%	(3.20)%	(15.02	)% (E)
Net investment income (loss), net waiver and reimbursement (H,I)	(1.07	)% (E)	(0.37)%		0.07%	1.52%	(0.09	)% (E)
Portfolio turnover rate	88	% (D)	293%		185%	168%	73	% (D)

(A)	The Catalyst Insider Buying Fund Class A and Class C shares commenced operations on July 29, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Represents an amount less than $0.01 per share.

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Buying Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$15.05		$15.86	$15.78

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	(0.01)		0.06	0.00	(F)
Net realized and unrealized gain (loss) on investments	(1.14)		(0.25)	0.08
Total from investment operations	(1.15)		(0.19)	0.08

LESS DISTRIBUTIONS:
From net investment income	—		(0.07)	—
From net realized gains on investments	—		(0.54)	—
From paid in capital	—		(0.01)	—
Total distributions	—		(0.62)	—

Net asset value, end of period	$13.90		$15.05	$15.86

Total return (C)	(7.64	)% (D,I)	(1.16)%	0.51	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$30,116		$68,304	$216
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.24	% (E)	1.22%	1.48	% (E)
Expenses, net waiver and reimbursement (G)	1.24	% (E)	1.22%	1.25	% (E)
Net investment income (loss), before waiver and reimbursement (G,H)	(0.09	)% (E)	0.42%	0.09	% (E)
Net investment income (loss), net waiver and reimbursement(G,H)	(0.09	)% (E)	0.42%	0.32	% (E)
Portfolio turnover rate	88	% (D)	293%	185	% (D)

(A)	The Catalyst Insider Buying Fund Class I shares commenced operations on June 6, 2014

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Long/Short Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.90		$11.62		$10.34	$10.15	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.12)		(0.20)		(0.14)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.23)		(0.37)		1.81	0.23	0.18
Total from investment operations	(0.35)		(0.57)		1.67	0.19	0.15

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.15)		(0.39)	—	—
Total distributions	—		(0.15)		(0.39)	—	—

Net asset value, end of period	$10.55		$10.90		$11.62	$10.34	$10.15

Total return (C)	(3.21	)% (D,J)	(4.88	)% (J,K)	16.99%	1.87%	1.50	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,050		$9,375		$10,541	$2,105	$1,026
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before wavier and reimbursement (H)	3.93	% (E)	3.55%		5.63%	4.48%	21.96	% (E)
Expenses, net waiver and reimbursement (H)	3.27	% (E)	3.12%		3.60%	2.21%	2.97	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H,I)	(2.90	)% (E)	(2.24)%		(3.32)%	(2.70)%	(19.00	)% (E)
Net investment loss, net waiver and reimbursement (H,I)	(2.23	)% (E)	(1.81)%		(1.29)%	(0.43)%	(0.01	)% (E)
Portfolio turnover rate	82	% (D)	239%		207%	253%	0	% (D)

	Class C (A)
	For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$10.68		$11.47		$10.25	$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.15)		(0.27)		(0.22)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.23)		(0.37)		1.83	0.21	0.17
Total from investment operations	(0.38)		(0.64)		1.61	0.12	0.13

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.15)		(0.39)	—	—
Total distributions	—		(0.15)		(0.39)	—	—

Net asset value, end of period	$10.30		$10.68		$11.47	$10.25	$10.13

Total return (C)	(3.56	)% (D,J)	(5.56	)% (J,K)	16.53%	1.18%	1.30	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,714		$2,444		$2,341	$618	$22
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before wavier and reimbursement (H)	4.69	% (E)	4.30%		6.38%	5.23%	22.71	% (E)
Expenses, net waiver and reimbursement (H)	4.02	% (E)	3.87%		4.35%	2.96%	3.72	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H)(I)	(3.69	)% (E)	(2.98)%		(4.11)%	(3.45)%	(19.75	)% (E)
Net investment loss, net waiver and reimbursement (H)(I)	(3.02	)% (E)	(2.54)%		(2.08)%	(1.18)%	(0.76	)% (E)
Portfolio turnover rate	82	% (D)	239%		207%	253%	0	% (D)

(A)	The Catalyst Insider Long/Short Fund Class A and Class C shares commenced operations on April 30, 2012.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	2.42	% (E)	2.11%	3.48%	3.52%	20.24	% (E)
Expenses, net waiver and reimbursement	1.75	% (E)	1.67%	1.45%	1.25%	1.25	% (E)

(G)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	3.17	% (E)	2.86%	4.23%	4.27%	20.99	% (E)
Expenses, net waiver and reimbursement	2.50	% (E)	2.42%	2.20%	2.00%	2.00	% (E)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(K)	Includes increase from payments made by the Administrator of 0.26% related to the pricing errors reimbursement. Without these transactions, total return would have been (5.14)% for the A shares and (5.82)% for the C shares.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Long/Short Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2015		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.95		$11.62		$11.87

LOSS FROM INVESTMENT OPERATIONS:
Net investment loss(B)	(0.09)		(0.25)		(0.01)
Net realized and unrealized loss on investments	(0.24)		(0.27)		(0.24	) (F)
Total from investment operations	(0.33)		(0.52)		(0.25)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(0.15)		—
Total distributions	—		(0.15)		—

Net asset value, end of period	$10.62		$10.95		$11.62

Total return (C)	(3.01	)% (D,J)	(4.44	)% (J,K)	(2.11	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,632		$5,054		$200
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	3.62	% (E)	3.31%		3.89	% (E)
Expenses, net waiver and reimbursement (H)	2.82	% (E)	2.70%		3.25	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H)(I)	(2.52	)% (E)	(3.01)%		(1.44	)% (E)
Net investment loss, net waiver and reimbursement (H)(I)	(1.72	)% (E)	(2.36)%		(0.80	)% (E)
Portfolio turnover rate	82	% (D)	239%		2.07	(D)

(A)	The Catalyst Insider Long/Short Fund Class I commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding dividend and interest expense)

Expenses, before waiver and reimbursement	2.10	% (E)	1.90%	1.89	% (E)
Expenses, net waiver and reimbursement	1.30	% (E)	1.25%	1.25	% (E)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(K)	Includes increase from payments made by the Administrator of 0.26% related to the pricing errors reimbursement. Without these transactions, total return would have been (4.70)%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Hedged Commodity Strategy Fund
Financial Highlights

For a Share Outstanding Throughout The Period

	Class A (A)	Class C (A)	Class I(A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2015	December 31, 2015	December 31, 2015
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.05)	(0.07)	(0.04)
Net realized and unrealized loss on investments	(0.02)	(0.01)	(0.02)
Total from investment operations	(0.07)	(0.08)	(0.06)

Net asset value, end of period	$9.93	$9.92	$9.94

Total return (C,D)	(0.70)%	(0.80)%	(0.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,319	$319	$3,659
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	3.99%	4.74%	3.74%
Expenses, net waiver and reimbursement (E,F)	2.24%	2.99%	1.99%
Net investment loss, before waiver and reimbursement (E,F,G)	(3.79)%	(4.56)%	(3.53)%
Net investment loss, net waiver and reimbursement (E,F,G)	(2.04)%	(2.81)%	(1.78)%
Portfolio turnover rate (D)	0%	0%	0%

(A)	The Catalyst Hedged Commodity Fund Class A, Class C and Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Hedged Futures Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.86		$10.77	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.11)		(0.23)	(0.19)
Net realized and unrealized gain on investments	0.26		0.42	0.96
Total from investment operations	0.15		0.19	0.77

LESS DISTRIBUTIONS:
From net investment income	—		—	—
From net realized gains on investments	(0.14)		(0.10)	—
Total distributions	(0.14)		(0.10)	—

Net asset value, end of period	$10.87		$10.86	$10.77

Total return (C)	1.36	% (D)	1.83%	7.70	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$790,403		$392,282	$82,458
Ratios to average net assets
Ratio of expenses to average net assets (G)	2.12	% (F)	2.19%	2.29	% (F)
Ratio of net investment loss to average net assets (G,H)	(2.01	)% (F)	(2.12)%	(2.25	)% (F)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

	Class C (A)
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2015		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.71		$10.70		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.15)		(0.30)		(0.26)
Net realized and unrealized gain on investments	0.26		0.41		0.96
Total from investment operations	0.11		0.11		0.70

LESS DISTRIBUTIONS:
From net investment income	—		—		—
From net realized gains on investments	(0.14)		(0.10)		—
Total distributions	(0.14)		(0.10)		—

Net asset value, end of period	$10.68		$10.71		$10.70

Total return (C)	1.00	% (D)	1.09	% (E)	7.00	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$223,238		$103,602		$13,512
Ratios to average net assets
Ratio of expenses to average net assets (G)	2.87	% (F)	2.94%		3.04	% (F)
Ratio of net investment loss to average net assets (G,H)	(2.76	)% (F)	(2.87)%		(2.98	)% (F)
Portfolio turnover rate	0	% (D)	0%		0	% (D)

(A)	The Catalyst Hedged Futures Strategy Fund Class A, Class C and Class I shares commenced operations on August 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Annualized.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Hedged Futures Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2015		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.90		$10.78		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.10)		(0.20)		(0.17)
Net realized and unrealized gain on investments	0.26		0.42		0.95
Total from investment operations	0.16		0.22		0.78

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.14)		(0.10)		—
Total distributions	(0.14)		(0.10)		—

Net asset value, end of period	$10.92		$10.90		$10.78

Total return (C)	1.44	% (D)	2.11	% (E)	7.80	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,209,980		$579,682		$62,485
Ratios to average net assets
Ratio of expenses to average net assets (G)	1.87	% (F)	1.94%		2.04	% (F)
Ratio of net investment loss to average net assets (G,H)	(1.76	)% (F)	(1.87)%		(1.96	)% (F)
Portfolio turnover rate	0	% (D)	0%		0	% (D)

(A)	The Catalyst Hedged Futures Strategy Fund Class A, Class C and Class I shares commenced operations on August 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Annualized.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)		Class I(A)
	For the	For the	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$9.59	$10.00	$9.59	$10.00	$9.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.11	0.18	0.08	0.10	0.12	0.19
Net realized and unrealized loss on investments	(0.67)	(0.42)	(0.66)	(0.40)	(0.67)	(0.40)
Total from investment operations	(0.56)	(0.24)	(0.58)	(0.30)	(0.55)	(0.21)

LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.17)	(0.07)	(0.11)	(0.11)	(0.20)
Total distributions	(0.10)	(0.17)	(0.07)	(0.11)	(0.11)	(0.20)

Net asset value, end of period	$8.93	$9.59	$8.94	$9.59	$8.93	$9.59

Total return (C,D)	(5.84)%	(2.32)%	(6.05)%	(2.94)%	(5.72)%	(2.10)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$449	$413	$167	$29	$194	$335
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	7.49%	14.20%	8.24%	14.95%	7.24%	13.95%
Expenses, net waiver and reimbursement (E)	1.45%	1.45%	2.20%	2.20%	1.20%	1.20%
Net investment loss, before waiver and reimbursement (E)	(3.85)%	(10.73)%	(4.60)%	(11.66)%	(3.60)%	(10.58)%
Net investment income, net waiver and reimbursement (E)	2.19%	2.02%	1.44%	1.09%	2.44%	2.17%
Portfolio turnover rate (D)	16%	58%	16%	58%	16%	58%

(A)	The Catalyst Insider Income Fund Class A, Class C and Class I shares commenced operations on July 29, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Intelligent Alternative Fund
Financial Highlights

For a Share Outstanding Throughout The Period

	Class A (A)			Class C (A)			Class I(A)
	For the		For the	For the		For the	For the		For the
	Six Months Ended		Period Ended	Six Months Ended		Period Ended	Six Months Ended		Period Ended
	December 31, 2015		June 30, 2015	December 31, 2015		June 30, 2015	December 31, 2015		June 30, 2015
	(Unaudited)			(Unaudited)			(Unaudited)
Net asset value, beginning of period	$9.65		$10.00	$9.64		$10.00	$9.64		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.03)		0.15	(0.06)		0.01	(0.02)		0.25
Net realized and unrealized gain (loss) on investments	0.30		(0.45)	0.29		(0.37)	0.30		(0.55)
Total from investment operations	0.27		(0.30)	0.23		(0.36)	0.28		(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.05)	(0.06)		—	(0.07)		(0.06)
From net realized gains on investments (F)	(0.03)		(0.00)	(0.03)		(0.00)	(0.03)		(0.00)
Total distributions	(0.10)		(0.05)	(0.09)		(0.00)	(0.10)		(0.06)

Net asset value, end of period	$9.82		$9.65	$9.78		$9.64	$9.82		$9.64

Total return (C,D)	2.72%		(2.92)%	2.35%		(3.56)%	2.90%		(2.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,209		$200	$362		$9	$768		$66
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (E)	4.14	% (H)	8.50%	4.94	% (H)	9.25%	5.76	% (H)	8.25%
Expenses, net waiver and reimbursement (E)	0.76	% (H)	2.07%	1.48	% (H)	2.82%	0.58	% (H)	1.82%
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (E)	(3.96	)% (H,I)	(4.76)%	(4.79	)% (H,I)	(6.29)%	(5.52	)% (H,I)	(3.98)%
Net investment income (loss), net waiver and reimbursement (E)	(0.58	)% (H,I)	1.66%	(1.33	)% (H,I)	0.13%	(0.33	)% (H,I)	2.45%
Portfolio turnover rate (D)	14%		366%	14%		366%	14%		366%

(A)	The Catalyst Absolute Total Return Fund Class A, Class C and Class I shares commenced operations on July 31, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents less than $0.01 per share.

(G)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement (E)	4.12%	8.47%	4.92%	9.22%	5.74%	8.22%
Expenses, net waiver and reimbursement (E)	0.74%	1.99%	1.46%	2.74%	0.56%	1.74%

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst IPOx Allocation Fund
Financial Highlights

For a Share Outstanding Throughout The Period

	Class A (A)	Class C (A)	Class I(A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2015	December 31, 2015	December 31, 2015
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.00	$10.00	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.02)	(0.04)	(0.02)
Net realized and unrealized gain on investments	0.15	0.15	0.16
Total from investment operations	0.13	0.11	0.14

LESS DISTRIBUTIONS:
From net investment income	—	—	—
Total distributions	—	—	—

Net asset value, end of period	$10.13	$10.11	$10.14

Total return (C,D)	1.30%	1.10%	1.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$145	$3	$114
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	26.14%	26.89%	25.89%
Expenses, net waiver and reimbursement (E,F)	1.99%	2.74%	1.74%
Net investment loss, before waiver and reimbursement (E,F,G)	(24.94)%	(25.81)%	(24.81)%
Net investment loss, net waiver and reimbursement (E,F,G)	(0.79)%	(1.66)%	(0.66)%
Portfolio turnover rate (D)	13%	13%	13%

(A)	The Catalyst IPOx Allocation Fund Class A, Class C and Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Macro Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$10.67		$10.26	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.11)		(0.13)	0.01
Net realized and unrealized gain on investments	2.22		1.97 (j)	0.25
Total from investment operations	2.11		1.84	0.26

LESS DISTRIBUTIONS:
From net investment income	—		(0.08)	—
From net realized gains on investments	(0.09)		(1.35)	—
Total distributions	(0.09)		(1.43)	—

Net asset value, end of period	$12.69		$10.67	$10.26

Total return (C)	19.82	% (D)	20.94%	2.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$68,187		$11,090	$5,560
Ratios to average net assets(including interest expense) (H)
Expenses, before waiver and reimbursement/recapture (F)	3.02	% (E)	2.51%	2.22	% (E)
Expenses, net waiver and reimbursement/recapture (F)	3.11	% (E)	2.09%	1.95	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment income (loss), before waiver and reimbursement/recapture (F,G)	(1.69	)% (E)	(1.69)%	0.10	% (E)
Net investment income (loss), net waiver and reimbursement/recapture (F,G)	(1.78	)% (E)	(1.28)%	0.37	% (E)
Portfolio turnover rate	1826	% (D)	607%	204	% (D)

Class C (A)
For the	For the	For the
Six Months Ended	Year Ended	Period Ended
December 31, 2015	June 30, 2015	June 30, 2014
(Unaudited)
Net asset value, beginning of period	$10.70	$10.24	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.17)	(0.11)	(0.01)
Net realized and unrealized gain on investments	2.24	1.92	(J)	0.25
Total from investment operations	2.07	1.81	0.24

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.09)	(1.35)	—
Total distributions	(0.09)	(1.35)	—

Net asset value, end of period	$12.68	$10.70	$10.24

Total return (C)	19.39	% (D)	20.53%	2.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,332	$1,175	$32,046
Ratios to average net assets(including interest expense) (I)
Expenses, before waiver and reimbursement/recapture (F)	3.77	% (E)	3.26%	2.97	% (E)
Expenses, net waiver and reimbursement/recapture (F)	3.86	% (E)	2.84%	2.70	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment income (loss), before waiver and reimbursement/recapture (F,G)	(2.59	)% (E)	(1.48)%	(0.59	)% (E)
Net investment income (loss), net waiver and reimbursement/recapture (F,G)	(2.68	)% (E)	(1.06)%	(0.32	)% (E)
Portfolio turnover rate	1826	% (D)	607%	204	% (D)

(A)	The Catalyst Macro Strategy Fund Class A, Class C and Class I shares commenced operations on March 11, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement/recapture	1.86	% (E)	2.37%	2.22	% (E)
Expenses, net waiver and reimbursement/recapture	1.95	% (E)	1.95%	1.95	% (E)

(I)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement/recapture	2.61	% (E)	3.12%	2.97	% (E)
Expenses, net waiver and reimbursement/recapture	2.70	% (E)	2.70%	2.70	% (E)

(J)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Macro Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I(A)
For the	For the	For the
Six Months Ended	Year Ended	Period Ended
December 31, 2015	June 30, 2015	June 30, 2014
(Unaudited)
Net asset value, beginning of period	$10.69	$10.26	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.10)	(0.13)	0.02
Net realized and unrealized gain on investments	2.23	2.02	(I)	0.24
Total from investment operations	2.13	1.89	0.26

LESS DISTRIBUTIONS:
From net investment income	—	(0.11)	—
From net realized gains on investments	(0.09)	(1.35)	—
Total distributions	(0.09)	(1.46)	—

Net asset value, end of period	$12.73	$10.69	$10.26

Total return (C)	19.97	% (D)	21.49%	2.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$88,027	$14,529	$5,336
Ratios to average net assets(including interest expense) (H)
Expenses, before waiver and reimbursement (F)	2.78	% (E)	2.26%	1.97	% (E)
Expenses, net waiver and reimbursement (F)	2.86	% (E)	1.84%	1.70	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	(1.54	)% (E)	(1.69)%	0.31	% (E)
Net investment income (loss), net waiver and reimbursement (F,G)	(1.62	)% (E)	(1.27)%	0.58	% (E)
Portfolio turnover rate	1826	% (D)	607%	204	% (D)

(A)	The Catalyst Macro Strategy Fund Class A, Class C and Class I shares commenced operations on March 11, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Ratios to average net assets (excluding interest expense)
Expenses, before waiver and reimbursement	1.62	% (E)	2.12%	1.97	% (E)
Expenses, net waiver and reimbursement	1.70	% (E)	1.70%	1.70	% (E)

(I)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Auctos Multi-Strategy Fund
Financial Highlights

For a Share Outstanding Throughout The Period

	Class A (A)	Class C (A)	Class I(A)
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2015	December 31, 2015	December 31, 2015
	(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$15.58	$15.58	$15.58

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.12)	(0.16)	(0.11)
Net realized and unrealized loss on investments	(0.58)	(0.59)	(0.57)
Total from investment operations	(0.70)	(0.75)	(0.68)

LESS DISTRIBUTIONS:
From net investment income	—	—	—
Total distributions	—	—	—

Net asset value, end of period	$14.88	$14.83	$14.90

Total return (C,D)	(4.49)%	(4.81)%	(4.36)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$152	$304	$4,056
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	3.42%	4.17%	3.17%
Expenses, net waiver and reimbursement (E)	2.24%	2.99%	1.99%
Net investment loss, before waiver and reimbursement (E)	(3.24)%	(4.04)%	(3.04)%
Net investment loss net waiver and reimbursement (E)	(2.06)%	(2.86)%	(1.86)%
Portfolio turnover rate (D)	0%	0%	0%

(A)	The Catalyst/Auctos Multi-Strategy Fund Class A, Class C and Class I shares commenced operations on August 13, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the		For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014		June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$16.39		$15.43	$12.40		$10.68	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.01)		(0.01)	(0.00	) (F)	0.01	(0.00	) (F)
Net realized and unrealized gain on investments	0.27		2.56	4.26		1.73	0.68
Total from investment operations	0.26		2.55	4.26		1.74	0.68

LESS DISTRIBUTIONS:
From net investment income	—		—	—		(0.02)	—
From net realized gains on investments	(0.22)		(1.59)	(1.23)		—	—
Total distributions	(0.22)		(1.59)	(1.23)		(0.02)	—

Net asset value, end of period	$16.43		$16.39	$15.43		$12.40	$10.68

Total return (C)	1.63	% (D)	16.98%	35.52%		16.30%	6.80	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$115,128		$111,493	$31,000		$23,331	$20,530
Ratios to average net assets
Expenses, before waiver and reimbursement	1.47	% (E)	1.52%	1.56%		1.57%	1.81	% (E)
Expenses, net waiver and reimbursement	1.35	% (E)	1.35%	1.35%		1.35%	1.35	% (E)
Net investment loss, before waiver and reimbursement	(0.20	)% (E)	(0.22)%	(0.20)%		(0.14)%	(0.39	)% (E)
Net investment income (loss), net waiver and reimbursement	(0.08	)% (E)	0.05%	0.01%		0.08%	0.07	% (E)
Portfolio turnover rate	56	% (D)	84%	108%		97%	74	% (D)

	Class C (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$15.92		$15.14	$12.28	$10.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.06)		(0.12)	(0.10)	(0.08)	(0.04)
Net realized and unrealized gain on investments	0.25		2.49	4.19	1.73	0.68
Total from investment operations	0.19		2.37	4.09	1.65	0.64

LESS DISTRIBUTIONS:
From net investment income	—		—	—	(0.01)	—
From net realized gains on investments	(0.22)		(1.59)	(1.23)	—	—
Total distributions	(0.22)		(1.59)	(1.23)	(0.01)	—

Net asset value, end of period	$15.89		$15.92	$15.14	$12.28	$10.64

Total return (C)	1.24	% (D)	16.07%	34.44%	15.47%	6.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$26,906		$12,696	$608	$256	$27
Ratios to average net assets
Expenses, before waiver and reimbursement	2.22	% (E)	2.27%	2.31%	2.32%	2.56	% (E)
Expenses, net waiver and reimbursement	2.10	% (E)	2.10%	2.10%	2.10%	2.10	% (E)
Net investment loss, before waiver and reimbursement	(0.87	)% (E)	(0.94)%	(0.95)%	(0.89)%	(1.18	)% (E)
Net investment loss, net waiver and reimbursement	(0.75	)% (E)	(0.77)%	(0.74)%	(0.67)%	(0.72	)% (E)
Portfolio turnover rate	56	% (D)	84%	108%	97%	74	% (D)

(A)	The Catalyst Dynamic Alpha Fund Class A and Class C shares commenced operations on December 22, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Dynamic Alpha Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$16.41		$15.43	$15.30

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02		0.04	0.01
Net realized and unrealized gain on investments	0.27		2.53	0.12
Total from investment operations	0.29		2.57	0.13

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.22)		(1.59)	—
Total distributions	(0.22)		(1.59)	—

Net asset value, end of period	$16.48		$16.41	$15.43

Total return (C)	1.81	% (D)	17.12%	0.85	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$37,627		$24,187	$118
Ratios to average net assets
Expenses, before waiver and reimbursement	1.22	% (E)	1.27%	1.51	% (E)
Expenses, net waiver and reimbursement	1.10	% (E)	1.10%	1.10	% (E)
Net investment income, before waiver and reimbursement	0.09	% (E)	0.10%	0.18	% (E)
Net investment income, net waiver and reimbursement	0.21	% (E)	0.27%	0.59	% (E)
Portfolio turnover rate	56	% (D)	84%	108	% (D)

(A)	The Catalyst Dynamic Alpha Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/EquityCompass Buyback Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2015		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.71		$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.09		0.06		(0.02)
Net realized and unrealized gain (loss) on investments	(0.32)		(0.16)		0.21
Total from investment operations	(0.23)		(0.10)		0.19

LESS DISTRIBUTIONS:
From net investment income	(0.07)		—		—
From net realized gains on investments	—		(0.38)		—
Total distributions	(0.07)		(0.38)		—

Net asset value, end of period	$9.41		$9.71		$10.19

Total return (C)	(2.22	)% (D)	(0.84	)% (F)	1.90	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,457		$5,158		$6,464
Ratios to average net assets
Expenses, before waiver and reimbursement	2.02	% (E)	1.92%		1.99	% (E)
Expenses, net waiver and reimbursement	1.50	% (E)	1.50%		1.50	% (E)
Net investment income (loss), before waiver and reimbursement	1.33	% (E)	0.22%		(0.94	)% (E)
Net investment income (loss), net waiver and reimbursement	1.85	% (E)	0.66%		(0.45	)% (E)
Portfolio turnover rate	436	% (D)	806%		384	% (D)

	Class C (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.60		$10.16	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.05		(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.31)		(0.17)	0.22
Total from investment operations	(0.26)		(0.18)	0.16

LESS DISTRIBUTIONS:
From net investment income	—		—	—
From net realized gains on investments	—		(0.38)	—
Total distributions	—		(0.38)	—

Net asset value, end of period	$9.34		$9.60	$10.16

Total return (C)	(2.66	)% (D)	(1.65)%	1.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,365		$5,648	$5,567
Ratios to average net assets
Expenses, before waiver and reimbursement	2.77	% (E)	2.67%	2.74	% (E)
Expenses, net waiver and reimbursement	2.25	% (E)	2.25%	2.25	% (E)
Net investment income (loss), before waiver and reimbursement	0.59	% (E)	(0.51)%	(1.71	)% (E)
Net investment income (loss), net waiver and reimbursement	1.11	% (E)	(0.08)%	(1.22	)% (E)
Portfolio turnover rate	436	% (D)	806%	384	% (D)

(A)	The Catalyst/EquityCompass Buyback Strategy Fund Class A, Class C and Class I shares commenced operations on December 31, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/EquityCompass Buyback Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.75		$10.22	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.09		0.06	(0.01)
Net realized and unrealized gain (loss) on investments	(0.30)		(0.15)	0.23
Total from investment operations	(0.21)		(0.09)	0.22

LESS DISTRIBUTIONS:
From net investment income	(0.10)		—	—
From net realized gains on investments	—		(0.38)	—
Total distributions	(0.10)		(0.38)	—

Net asset value, end of period	$9.44		$9.75	$10.22

Total return (C)	(2.10	)% (D)	(0.74)%	2.20	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,802		$2,869	$11,042
Ratios to average net assets
Expenses, before waiver and reimbursement	1.77	% (E)	1.67%	1.74	% (E)
Expenses, net waiver and reimbursement	1.25	% (E)	1.25%	1.25	% (E)
Net investment income (loss), before waiver and reimbursement	1.32	% (E)	0.17%	(0.68	)% (E)
Net investment income (loss), net waiver and reimbursement	1.84	% (E)	0.57%	(0.19	)% (E)
Portfolio turnover rate	436	% (D)	806%	384	% (D)

(A)	The Catalyst/EquityCompass Buyback Strategy Fund Class A, Class C and Class I shares commenced operations on December 31, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
	(Unaudited)
Net asset value, beginning of year	$15.76		$15.10	$13.75	$11.77	$11.60	$9.21

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.06		0.12	0.11	0.13	0.09	0.12
Net realized and unrealized gain (loss) on investments	(1.98)		1.30	2.09	2.02	0.27	2.38
Total from investment operations	(1.92)		1.42	2.20	2.15	0.36	2.50

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.12)	(0.11)	(0.13)	(0.08)	(0.11)
From net realized gains on investments	(1.11)		(0.64)	(0.74)	(0.04)	(0.11)	(0.00	) (B)
Total distributions	(1.16)		(0.76)	(0.85)	(0.17)	(0.19)	(0.11)

Net asset value, end of year	$12.68		$15.76	$15.10	$13.75	$11.77	$11.60

Total return (C)	(11.99	)% (D)	9.44%	16.36%	18.42%	3.26%	27.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$14,348		$17,012	$16,182	$13,111	$10,644	$7,649
Ratios to average net assets
Expenses, before waiver and reimbursement	1.70	% (E)	1.66%	1.69%	1.79%	1.98%	2.31%
Expenses, net waiver and reimbursement	1.49	% (E)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income, before waiver and reimbursement	0.68	% (E)	0.67%	0.61%	0.77%	0.33%	0.37%
Net investment income, net waiver and reimbursement	0.88	% (E)	0.78%	0.75%	1.01%	0.76%	1.13%
Portfolio turnover rate	23	% (D)	32%	25%	15%	26%	25%

	Class C
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	December 31, 2015		June 30, 2015	June 30, 2014		June 30, 2013	June 30, 2012	June 30, 2011
	(Unaudited)
Net asset value, beginning of year	$15.54		$14.91	$13.59		$11.65	$11.51	$9.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.01		0.01	0.00	(B)	0.03	(0.01)	0.04
Net realized and unrealized gain (loss) on investments	(1.96)		1.28	2.06		2.00	0.29	2.37
Total from investment operations	(1.95)		1.29	2.06		2.03	0.28	2.41

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	(0.00	) (B)	(0.05)	(0.03)	(0.05)
From net realized gains on investments	(1.11)		(0.64)	(0.74)		(0.04)	(0.11)	(0.00	) (B)
Total distributions	(1.11)		(0.66)	(0.74)		(0.09)	(0.14)	(0.05)

Net asset value, end of year	$12.48		$15.54	$14.91		$13.59	$11.65	$11.51

Total return (C)	(12.36	)% (D)	8.68%	15.51%		17.49%	2.53%	26.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$469		$561	$540		$559	$484	$87
Ratios to average net assets
Expenses, before waiver and reimbursement	2.45	% (E)	2.41%	2.44%		2.54%	2.73%	3.06%
Expenses, net waiver and reimbursement	2.24	% (E)	2.30%	2.30%		2.30%	2.30%	2.30%
Net investment income (loss), before waiver and reimbursement	(0.09	)% (E)	(0.08)%	(0.13)%		0.02%	-(0.49)%	(0.38)%
Net investment income (loss), net waiver and reimbursement	0.12	% (E)	0.03%	0.01%		0.26%	-0.06%	0.38%
Portfolio turnover rate	23	% (D)	32%	25%		15%	26%	25%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Groesbeck Growth of Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I (A)
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2015	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of period	$15.76	$15.10	$13.75	$11.77	$11.60	$10.29

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(B)	0.17	(B)	0.14	(B)	0.16	(B)	0.12	(B)	0.09
Net realized and unrealized gain (loss) on investments	(1.99)	1.29	2.09	2.02	0.27	1.33
Total from investment operations	(1.91)	1.46	2.23	2.18	0.39	1.42

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.16)	(0.14)	(0.16)	(0.11)	(0.11)
From net realized gains on investments	(1.11)	(0.64)	(0.74)	(0.04)	(0.11)	(0.00	) (C)
Total distributions	(1.18)	(0.80)	(0.88)	(0.20)	(0.22)	(0.11)

Net asset value, end of period	$12.67	$15.76	$15.10	$13.75	$11.77	$11.60

Total return (D)	(11.94	)% (E)	9.71%	16.65%	18.71%	3.51%	13.94	% (E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,799	$3,869	$3,058	$2,838	$2,179	$1,237
Ratios to average net assets
Expenses, before waiver and reimbursement	1.45	% (F)	1.41%	1.44%	1.54%	1.73%	2.06	% (F)
Expenses, net waiver and reimbursement	1.24	% (F)	1.30%	1.30%	1.30%	1.30%	1.30	% (F)
Net investment income, before waiver and reimbursement	0.92	% (F)	0.94%	0.85%	1.02%	0.61%	0.62	% (F)
Net investment income, net waiver and reimbursement	1.12	% (F)	1.05%	0.98%	1.26%	1.04%	1.38	% (F)
Portfolio turnover rate	23	% (E)	32%	25%	15%	26%	25	% (E)

(A)	The Catalyst/Groesbeck Growth of Income Fund Class I commenced operations on November 24, 2010.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Represents less than $0.01 per share.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(E)	Not annualized.

(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Groesbeck Aggressive Growth Fund
Financial Highlights

For a Share Outstanding Throughout The Period

	Class A (A)		Class C (A)		Class I(A)
	For the	For the	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.60	$10.00	$10.52	$10.00	$10.62	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.06)	(0.11)	(0.10)	(0.19)	(0.05)	(0.09)
Net realized and unrealized gain on investments	(1.04)	0.71	(1.02)	0.71	(1.04)	0.71
Total from investment operations	(1.10)	0.60	(1.12)	0.52	(1.09)	0.62

Net asset value, end of period	$9.50	$10.60	$9.40	$10.52	$9.53	$10.62

Total return (C,D)	(10.38)%	6.00%	(10.65)%	5.20%	(10.26)%	6.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$957	$1,068	$12	$14	$103	$104
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	5.96%	8.01%	6.71%	8.76%	5.71%	7.76%
Expenses, net waiver and reimbursement (E)	1.55%	1.55%	2.30%	2.30%	1.30%	1.30%
Net investment loss, before waiver and reimbursement (E)	(5.62)%	(7.62)%	(6.37)%	(8.40)%	(5.37)%	(7.40)%
Net investment loss, net waiver and reimbursement (E)	(1.22)%	(1.16)%	(1.97)%	(1.94)%	(0.97)%	(0.93)%
Portfolio turnover rate (D)	6%	9%	6%	9%	6%	9%

(A)	The Catalyst/Groesbeck Aggressive Growth Fund Class A, Class C and Class I shares commenced operations on July 29,2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Hedged Premium Return Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.94		$10.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.03)		(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.26)		1.55	0.65
Total from investment operations	(1.29)		1.52	0.64

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.60)		(0.22)	—
Total distributions	(1.60)		(0.22)	—

Net asset value, end of period	$9.05		$11.94	$10.64

Total return (C)	(10.61	)% (D)	14.34%	6.40)	% (D

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,909		$6,426	$5,879
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement	2.53	% (E)	2.42%	4.62	% (E)
Expenses, net waiver and reimbursement	1.50	% (E)	1.50%	1.50	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(1.62	)% (E)	(1.14)%	(3.35	)% (E)
Net investment loss, net waiver and reimbursement	(0.59	)% (E)	(0.23)%	(0.23	)% (E)
Portfolio turnover rate	79	% (D)	216%	38	% (D)

	Class C (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.80		$10.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.07)		(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.25)		1.58	0.64
Total from investment operations	(1.32)		1.43	0.59

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.60)		(0.22)	—
Total distributions	(1.60)		(0.22)	—

Net asset value, end of period	$8.88		$11.80	$10.59

Total return (C)	(10.98	)% (D)	13.55%	5.90	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$141		$214	$9
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement	3.28	% (E)	3.17%	5.37	% (E)
Expenses, net waiver and reimbursement	2.25	% (E)	2.25%	2.25	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(2.37	)% (E)	(2.15)%	(4.10	)% (E)
Net investment loss, net waiver and reimbursement	(1.34	)% (E)	(1.24)%	(0.98	)% (E)
Portfolio turnover rate	79	% (D)	216%	38	% (D)

(A)	The Catalyst Lyons Hedged Premium Return Fund Class A and Class C shares commenced operations on December 31, 2013, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized

(F)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	2.53% (E)	2.42%	4.62% (E)
Expenses, net waiver and reimbursement	1.50% (E)	1.50%	1.50% (E)

(G)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	3.28% (E)	3.17%	5.37% (E)
Expenses, net waiver and reimbursement	2.25% (E)	2.25%	2.25% (E)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Hedged Premium Return Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.97		$10.63	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.03)		0.04	(0.00	) (F)
Net realized and unrealized gain (loss) on investments	(1.25)		1.52	(0.04	) (G)
Total from investment operations	(1.28)		1.56	(0.04)

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.60)		(0.22)	—
Total distributions	(1.60)		(0.22)	—

Net asset value, end of period	$9.09		$11.97	$10.63

Total return (C)	(10.50	)% (D)	14.73%	(0.37	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$99		$1,023	$53
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement	2.28	% (E)	2.17%	2.96	% (E)
Expenses, net waiver and reimbursement	1.25	% (E)	1.25%	1.25	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(1.57	)% (E)	(0.55)%	(2.28	)% (E)
Net investment income (loss), net waiver and reimbursement	(0.55	)% (E)	0.37%	(0.57	)% (E)
Portfolio turnover rate	79	% (D)	216%	38	% (D)

(A)	The Catalyst Lyons Hedged Premium Return Fund Class A and Class C shares commenced operations on December 31, 2013, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized

(F)	Represents an amount less than $0.01 per share.

(G)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the class launching on June 6, 2014 which does not represent a full year.

(H)	Ratios to average net assets (excluding dividend and interest expense)
Expenses, before waiver and reimbursement	2.28% (E)	2.17%	2.96% (E)
Expenses, net waiver and reimbursement	1.25% (E)	1.25%	1.25% (E)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$14.28		$14.50	$12.12	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.07		0.14	0.18	0.18
Net realized and unrealized gain (loss) on investments	(0.23)		0.57	2.73	2.10
Total from investment operations	(0.16)		0.71	2.91	2.28

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.13)	(0.08)	(0.07)
From net realized gains on investments	(1.03)		(0.80)	(0.45)	(0.09)
Total distributions	(1.11)		(0.93)	(0.53)	(0.16)

Net asset value, end of period	$13.01		$14.28	$14.50	$12.12

Total return (C)	(1.04	)% (D)	4.74%	24.29%	23.04	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$73,200		$94,156	$76,417	$14,262
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.72	% (E)	1.73%	1.77%	2.23	% (E)
Expenses, net waiver and reimbursement (F)	1.50	% (E)	1.50%	1.50%	1.50	% (E)
Net investment income, before waiver and reimbursement (F,G)	0.73	% (E)	0.76%	1.05%	0.86	% (E)
Net investment income, net waiver and reimbursement (F,G)	0.95	% (E)	0.98%	1.32%	1.59	% (E)
Portfolio turnover rate	42	% (D)	194%	165%	126	% (D)

	Class C (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$14.08		$14.33	$12.04	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.01		0.04	0.08	0.11
Net realized and unrealized gain (loss) on investments	(0.22)		0.54	2.72	2.08
Total from investment operations	(0.21)		0.58	2.80	2.19

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.03)	(0.06)	(0.06)
From net realized gains on investments	(1.03)		(0.80)	(0.45)	(0.09)
Total distributions	(1.04)		(0.83)	(0.51)	(0.15)

Net asset value, end of period	$12.83		$14.08	$14.33	$12.04

Total return (C)	(1.43	)% (D)	3.93%	23.51%	22.13	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$38,230		$40,645	$24,157	$2,494
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	2.47	% (E)	2.48%	2.52%	2.98	% (E)
Expenses, net waiver and reimbursement (F)	2.25	% (E)	2.25%	2.25%	2.25	% (E)
Net investment income (loss), before waiver and reimbursement (F,G)	(0.01	)% (E)	0.02%	0.33%	0.11	% (E)
Net investment income, net waiver and reimbursement (F,G)	0.21	% (E)	0.24%	0.59%	0.84	% (E)
Portfolio turnover rate	42	% (D)	194%	165%	126	% (D)

(A)	The Catalyst/Lyons Tactical Allocation Fund Class A and Class C shares commenced operations on July 2, 2012, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Lyons Tactical Allocation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$14.30		$14.51	$14.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.09		0.19	0.01
Net realized and unrealized gain (loss) on investments	(0.23)		0.56	(0.07	) (F)
Total from investment operations	(0.14)		0.75	(0.06)

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.16)	—
From net realized gains on investments	(1.03)		(0.80)	—
Total distributions	(1.15)		(0.96)	—

Net asset value, end of period	$13.01		$14.30	$14.51

Total return (C)	(0.87	)% (D)	5.01%	(0.41	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$20,049		$27,230	$135
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.47	% (E)	1.48%	1.90	% (E)
Expenses, net waiver and reimbursement (G)	1.25	% (E)	1.25%	1.20	% (E)
Net investment income, before waiver and reimbursement (G,H)	0.99	% (E)	1.04%	0.13	% (E)
Net investment income, net waiver and reimbursement (G,H)	1.21	% (E)	1.27%	0.83	% (E)
Portfolio turnover rate	42	% (D)	194%	165	% (D)

(A)	The Catalyst/Lyons Tactical Allocation Fund Class A and Class C shares commenced operations on July 2, 2012, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the class launching on June 6, 2014 which does not represent a full year.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Capital Appreciation Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.43		$13.56	$11.04	$10.02	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.02		0.18	0.15	0.25	0.14
Net realized and unrealized gain (loss) on investments	(0.35)		(0.67)	2.69	1.12	(0.11	) (G)
Total from investment operations	(0.33)		(0.49)	2.84	1.37	0.03

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.13)	(0.12)	(0.29)	(0.01)
From net realized gains on investments	—		(0.51)	(0.20)	(0.06)	—
Total distributions	(0.14)		(0.64)	(0.32)	(0.35)	(0.01)

Net asset value, end of period	$11.96		$12.43	$13.56	$11.04	$10.02

Total return (C)	(2.63	)% (D)	(3.58)%	26.10%	13.75%	0.26	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$22,171		$23,973	$18,917	$9,735	$4,469
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	1.69	% (E)	1.64%	1.77%	2.05%	3.54	% (E)
Expenses, net waiver and reimbursement (H)	1.55	% (E)	1.55%	1.55%	1.55%	1.55	% (E)
Net investment income (loss), before waiver and reimbursement (H,I)	0.18	% (E)	1.34%	0.96%	1.73%	(0.49	)% (E)
Net investment income, net waiver and reimbursement (H,I)	0.32	% (E)	1.43%	1.18%	2.23%	1.50	% (E)
Portfolio turnover rate	12	% (D)	33%	50%	28%	25	% (D)

	Class C (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$12.30		$13.40	$10.93	$9.95	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	(0.03)		0.09	0.05	0.16	0.09
Net realized and unrealized gain (loss) on investments	(0.34)		(0.68)	2.68	1.12	(0.14	) (G)
Total from investment operations	(0.37)		(0.59)	2.73	1.28	(0.05)

LESS DISTRIBUTIONS:
From net investment income	(0.04)		—	(0.06)	(0.24)	(0.00	) (F)
From net realized gains on investments	—		(0.51)	(0.20)	(0.06)	—
Total distributions	(0.04)		(0.51)	(0.26)	(0.30)	(0.00)

Net asset value, end of period	$11.89		$12.30	$13.40	$10.93	$9.95

Total return (C)	(2.97	)% (D)	(4.37)%	25.26%	12.92%	(0.47	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$6,226		$6,962	$6,072	$3,045	$1,025
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	2.44	% (E)	2.39%	2.52%	2.80%	4.29	% (E)
Expenses, net waiver and reimbursement (H)	2.30	% (E)	2.30%	2.30%	2.30%	2.30	% (E)
Net investment income (loss), before waiver and reimbursement (H)(I)	(0.56	)% (E)	0.62%	0.20%	0.98%	(1.24	)% (E)
Net investment income (loss), net waiver and reimbursement (H)(I)	(0.42	)% (E)	0.71%	0.42%	1.48%	0.75	% (E)
Portfolio turnover rate	12	% (D)	33%	50%	28%	25	% (D)

(A)	Catalyst/MAP Global Capital Appreciation Fund Class A and C shares commenced operations on July 29, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

(G)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2012, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Capital Appreciation Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$12.44		$13.56	$13.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.03		0.28	0.02
Net realized and unrealized gain (loss) on investments	(0.35)		(0.74)	0.06
Total from investment operations	(0.32)		(0.46)	0.08

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.15)	—
From net realized gains on investments	—		(0.51)	—
Total distributions	(0.17)		(0.66)	—

Net asset value, end of period	$11.95		$12.44	$13.56

Total return (C)	(2.52	)% (D)	(3.33)%	0.59	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$303		$455	$136
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.39	% (E)	1.39%	1.81	% (E)
Expenses, net waiver and reimbursement (F)	1.25	% (E)	1.25%	1.25	% (E)
Net investment income, before waiver and reimbursement (F)(G)	0.41	% (E)	2.04%	1.40	% (E)
Net investment income, net waiver and reimbursement (F)(G)	0.55	% (E)	2.18%	1.96	% (E)
Portfolio turnover rate	12	% (D)	33%	50	% (D)

(A)	Catalyst/MAP Global Capital Appreciation Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.50		$12.09	$10.88	$10.14	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.04		0.17	0.16	0.22	0.15
Net realized and unrealized gain (loss) on investments	(0.26)		(0.25)	1.50	0.90	0.03
Total from investment operations	(0.22)		(0.08)	1.66	1.12	0.18

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.16)	(0.21)	(0.33)	(0.04)
From net realized gains on investments	(0.04)		(0.35)	(0.24)	(0.05)	—
Total distributions	(0.08)		(0.51)	(0.45)	(0.38)	(0.04)

Net asset value, end of period	$11.20		$11.50	$12.09	$10.88	$10.14

Total return (C)	(1.91	)% (D)	(0.57)%	15.51%	11.13%	1.83	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,885		$14,233	$14,158	$9,626	$4,925
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.80	% (E)	1.76%	1.83%	1.98%	2.81	% (E)
Expenses, net waiver and reimbursement (G)	1.55	% (E)	1.55%	1.55%	1.55%	1.55	% (E)
Net investment income, before waiver and reimbursement (G,H)	0.42	% (E)	1.25%	1.07%	1.62%	0.32	% (E)
Net investment income, net waiver and reimbursement (G,H)	0.67	% (E)	1.46%	1.36%	2.05%	1.58	% (E)
Portfolio turnover rate	17	% (D)	48%	42%	53%	39	% (D)

	Class C (A)
	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$11.45		$12.04	$10.84	$10.09	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.01)		0.07	0.07	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.26)		(0.22)	1.50	0.89	0.00	(F)
Total from investment operations	(0.27)		(0.15)	1.57	1.03	0.11

LESS DISTRIBUTIONS:
From net investment income	—		(0.09)	(0.13)	(0.23)	(0.02)
From net realized gains on investments	(0.04)		(0.35)	(0.24)	(0.05)	—
Total distributions	(0.04)		(0.44)	(0.37)	(0.28)	(0.02)

Net asset value, end of period	$11.14		$11.45	$12.04	$10.84	$10.09

Total return (C)	(2.34	)% (D)	(1.24)%	14.70%	10.27%	1.08	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,965		$4,186	$4,616	$2,375	$1,786
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	2.55	% (E)	2.51%	2.58%	2.73%	3.56	% (E)
Expenses, net waiver and reimbursement (G)	2.30	% (E)	2.30%	2.30%	2.30%	2.30	% (E)
Net investment income (loss), before waiver and reimbursement (G)(H)	(0.34	)% (E)	0.43%	0.36%	0.87%	(0.43	)% (E)
Net investment income (loss), net waiver and reimbursement (G)(H)	(0.09	)% (E)	0.64%	0.64%	1.30%	0.83	% (E)
Portfolio turnover rate	17	% (D)	48%	42%	53%	39	% (D)

(A)	Catalyst/MAP Global Total Return Income Fund Class A shares and Class C shares commenced operations on July 29, 2011.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.51		$12.09	$12.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.06		0.22	0.01
Net realized and unrealized gain (loss) on investments	(0.28)		(0.26)	0.05
Total from investment operations	(0.22)		(0.04)	0.06

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.19)	(0.10)
From net realized gains on investments	(0.04)		(0.35)	—
Total distributions	(0.09)		(0.54)	(0.10)

Net asset value, end of period	$11.20		$11.51	$12.09

Total return (C)	(1.87	)% (D)	(0.24)%	0.51	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$225		$156	$121
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	1.55	% (E)	1.51%	1.66	% (E)
Expenses, net waiver and reimbursement (F)	1.25	% (E)	1.25%	1.25	% (E)
Net investment income, before waiver and reimbursement (F)(G)	0.68	% (E)	1.59%	1.35	% (E)
Net investment income, net waiver and reimbursement (F)(G)	0.98	% (E)	1.85%	1.76	% (E)
Portfolio turnover rate	17	% (D)	48%	42	% (D)

(A)	Catalyst/MAP Global Total Return Income Fund Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund
Financial Highlights

For a Share Outstanding Throughout The Period

	Class A (A)		Class C (A)		Class I(A)
	For the		For the		For the
	Period Ended		Period Ended		Period Ended
	December 31, 2015		December 31, 2015		December 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$25.00		$25.00		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.00	) (F)	(0.00	) (F)	(0.00	) (F)
Net realized and unrealized loss on investments	(0.18)		(0.18)		(0.18)
Total from investment operations	(0.18)		(0.18)		(0.18)

LESS DISTRIBUTIONS:
From net investment income	—		—		—
Total distributions	—		—		—

Net asset value, end of period	$24.82		$24.82		$24.82

Total return (C,D)	(0.72)%		(0.72)%		(0.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1		$1		$39,854
Ratios to average net assets
Expenses, before waiver and reimbursement (E,G)	3.24%		3.99%		2.99%
Expenses, net waiver and reimbursement (E,G)	2.24%		2.99%		1.99%
Net investment loss, before waiver and reimbursement (E,G,H)	(2.64)%		(3.39)%		(2.39)%
Net investment loss, net waiver and reimbursement (E,G,H)	(1.64)%		(2.39)%		(1.39)%
Portfolio turnover rate (D)	0%		0%		0%

(A)	The Catalyst/Millburn Hedge Strategy Fund Class A, Class C and Class I shares commenced operations on December 28, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents an amount less than $0.01 per share.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst MLP & Infrastructure Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A (A)	Class C (A)	Class I(A)
For the	For the	For the	For the	For the	For the
Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$9.93	$10.00	$9.93	$10.00	$9.94	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.12	0.08	0.09	0.04	0.13	0.09
Net realized and unrealized gain (loss) on investments	(4.67)	0.09	(F)	(4.67)	0.10	(F)	(4.68)	0.09	(F)
Total from investment operations	(4.55)	0.17	(4.58)	0.14	(4.55)	0.18

LESS DISTRIBUTIONS:
From net investment income	(0.33)	(0.09)	(0.30)	(0.06)	(0.34)	(0.09)
From paid in capital	—	(0.15)	—	(0.15)	—	(0.15)
Total distributions	(0.33)	(0.24)	(0.30)	(0.21)	(0.34)	(0.24)

Net asset value, end of period	$5.05	$9.93	$5.05	$9.93	$5.05	$9.94

Total return (C,D)	(46.64)%	1.58%	(46.84)%	1.35%	(46.62)%	1.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$8,041	$7,906	$2,359	$1,278	$5,947	$6,253
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.36%	3.41%	3.11%	4.16%	2.11%	3.16%
Expenses, net waiver and reimbursement (E)	1.65%	1.65%	2.40%	2.40%	1.40%	1.40%
Net investment income (loss), before waiver and reimbursement (E)	2.58%	(0.30)%	1.72%	(1.03)%	2.72%	(0.03)%
Net investment income, net waiver and reimbursement (E)	3.29%	1.46%	2.43%	0.73%	3.43%	1.73%
Portfolio turnover rate (D)	72%	11%	72%	11%	72%	11%

(A)	The Catalyst/MLP & Infrastructure Fund Class A, Class C and Class I shares commenced operations on December 22, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Princeton Floating Rate Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.10		$10.63	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.24		0.53	0.45		0.21
Net realized and unrealized gain (loss) on investments	(1.04)		(0.53)	0.40		0.15	(F)
Total from investment operations	(0.80)		0.00	0.85		0.36

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.52)	(0.41)		(0.17)
From net realized gains on investments	—		(0.01)	(0.00	) (G)
Total distributions	(0.27)		(0.53)	(0.41)		(0.17)

Net asset value, end of period	$9.03		$10.10	$10.63		$10.19

Total return (C)	(8.09	)% (D)	0.11%	8.53%		3.59	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,959		$25,008	$31,621		$225
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	1.63	% (E)	1.59%	1.65%		3.23	% (E)
Expenses, net waiver and reimbursement (H)	1.43	% (E)	1.45%	1.40%		0.65	% (E)
Net investment income, before waiver and reimbursement (H,I)	4.76	% (E)	5.01%	4.01%		1.27	% (E)
Net investment income, net waiver and reimbursement (H,I)	4.96	% (E)	5.12%	4.25%		3.85	% (E)
Portfolio turnover rate	21	% (D)	102%	92%		90	% (D)

	Class C (A)
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.07		$10.60	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.21		0.45	0.36		0.15
Net realized and unrealized gain (loss) on investments	(1.04)		(0.52)	0.40		0.18	(F)
Total from investment operations	(0.83)		(0.07)	0.76		0.33

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.45)	(0.35)		(0.14)
From net realized gains on investments	(0.00)		(0.01)	(0.00	) (G)	—
Total distributions	(0.23)		(0.46)	(0.35)		(0.14)

Net asset value, end of period	$9.01		$10.07	$10.60		$10.19

Total return (C)	(8.39	)% (D)	(0.64)%	7.56%		3.25	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,876		$6,938	$8,874		$46
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	2.38	%(E)	2.34%	2.42%		3.98	% (E)
Expenses, net waiver and reimbursement (H)	2.18	% (E)	2.20%	2.17%		1.40	% (E)
Net investment income, before waiver and reimbursement (H,I)	4.03	% (E)	4.21%	3.25%		0.52	% (E)
Net investment income, net waiver and reimbursement (H,I)	4.23	% (E)	4.34%	3.45%		3.10	% (E)
Portfolio turnover rate	21	% (D)	102%	92%		90	% (D)

(A)	The Catalyst/Princeton Floating Rate Income Fund Class A, Class C and Class I shares commenced operations on December 31, 2012.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Represents an amount less than $0.01 per share.

(H)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Princeton Floating Rate Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2015		June 30, 2015	June 30, 2014		June 30, 2013
	(Unaudited)
Net asset value, beginning of period	$10.09		$10.63	$10.19		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.26		0.55	0.47		0.21
Net realized and unrealized gain (loss) on investments	(1.04)		(0.53)	0.40		0.16	(F)
Total from investment operations	(0.78)		0.02	0.87		0.37

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.55)	(0.43)		(0.18)
From net realized gains on investments	—		(0.01)	(0.00	) (G)	—
Total distributions	(0.28)		(0.56)	(0.43)		(0.18)

Net asset value, end of period	$9.03		$10.09	$10.63		$10.19

Total return (C)	(7.88	)% (D)	0.27%	8.76%		3.71	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,303		$31,640	$30,817		$6,689
Ratios to average net assets
Expenses, before waiver and reimbursement (H)	1.38	% (E)	1.34%	1.35%		2.98	% (E)
Expenses, net waiver and reimbursement (H)	1.18	% (E)	1.20%	1.10%		0.40	% (E)
Net investment income, before waiver and reimbursement (H,I)	5.07	% (E)	5.24%	4.14%		1.52	% (E)
Net investment income, net waiver and reimbursement (H,I)	5.27	% (E)	5.38%	4.48%		4.10	% (E)
Portfolio turnover rate	21	% (D)	102%	92%		90	% (D)

(A)	The Catalyst/Princeton Floating Rate Income Fund Class A, Class C and Class I shares commenced operations on December 31, 2012.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Represents an amount less than $0.01 per share.

(H)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Princeton Hedged Income Fund
Financial Highlights

For a Share Outstanding Throughout The Period

	Class A (A)			Class C (A)			Class I(A)
	For the	For the		For the	For the		For the	For the
	Six Months Ended	Period Ended		Six Months Ended	Period Ended		Six Months Ended	Period Ended
	December 31, 2015	June 30, 2015		December 31, 2015	June 30, 2015		December 31, 2015	June 30, 2015
	(Unaudited)			(Unaudited)			(Unaudited)
Net asset value, beginning of period	$9.83	$10.00		$9.82	$10.00		$9.82	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.20	0.22		0.17	0.15		0.22	0.21
Net realized and unrealized loss on investments	(1.20)	(0.21	) (F)	(1.20)	(0.20	) (F)	(1.21)	(0.20	) (F)
Total from investment operations	(1.00)	0.01		(1.03)	(0.05)		(0.99)	0.01

LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.18)		(0.17)	(0.13)		(0.22)	(0.19)
From net realized gains on investments	(0.27)	—		(0.27)	—		(0.27)	—
Total distributions	(0.48)	(0.18)		(0.44)	(0.13)		(0.49)	(0.19)

Net asset value, end of period	$8.35	$9.83		$8.35	$9.82		$8.34	$9.82

Total return (C,D)	(10.28)%	0.08%		(10.56)%	(0.45)%		(10.18)%	0.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$508	$476		$124	$160		$225	$264
Ratios to average net assets
Expenses, before waiver and reimbursement (E,G)	8.11%	18.83%		8.86%	19.58%		7.86%	18.58%
Expenses, net waiver and reimbursement (E,G)	1.55%	1.55%		2.30%	2.30%		1.30%	1.30%
Net investment (loss), before waiver and reimbursement (E,G,H)	(2.21)%	(13.81)%		(2.96)%	(14.83)%		(1.95)%	(14.01)%
Net investment income, net waiver and reimbursement (E,G,H)	4.35%	3.47%		3.60%	2.45%		4.61%	3.26%
Portfolio turnover rate (D)	311%	460%		311%	460%		311%	460%

(A)	The Catalyst/Princeton Hedged Income Fund Class A, Class C and Class I shares commenced operations on November 7, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2015	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of year	$4.20	$5.66	$6.20	$6.48	$7.11	$6.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(A)	0.35	(A)	0.40	(A)	0.40	(A)	0.52	(A)	0.51
Net realized and unrealized gain (loss) on investments	(1.19)	(1.43)	(0.27)	(0.13)	(0.29)	0.56
Total from investment operations	(1.05)	(1.08)	0.13	0.27	0.23	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.18)	(0.36)	(0.42)	(0.40)	(0.53)	(0.52)
From net realized gains on investments	—	—	(0.25)	(0.15)	(0.33)	(0.39)
From Return on Capital	—	(0.02)	—	—	—	—
Total distributions	(0.18)	(0.38)	(0.67)	(0.55)	(0.86)	(0.91)

Net asset value, end of year	$2.97	$4.20	$5.66	$6.20	$6.48	$7.11

Total return (B)	(25.36	)% (C,D)	(19.76	)% (C)	2.31%	4.16%	4.02%	15.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$10,113	$16,435	$36,845	$67,154	$100,536	$99,854
Ratios to average net assets
Expenses, before waiver and reimbursement	1.76	% (E)	1.57%	1.53%	1.47%	1.46%	1.48%
Expenses, net waiver and reimbursement	1.45	% (E)	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income, before waiver and reimbursement	7.52	% (E)	6.80%	6.56%	6.19%	7.87%	7.06%
Net investment income, net waiver and reimbursement	7.83	% (E)	6.93%	6.64%	6.21%	7.88%	7.09%
Portfolio turnover rate	13	% (D)	42%	63%	54%	33%	58%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2015	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of year	$4.20	$5.66	$6.20	$6.48	$7.11	$6.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	(A)	0.30	(A)	0.35	(A)	0.35	(A)	0.47	(A)	0.46
Net realized and unrealized gain (loss) on investments	(1.17)	(1.42)	(0.26)	(0.13)	(0.28)	0.55
Total from investment operations	(1.05)	(1.12)	0.09	0.22	0.19	1.01

LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.32)	(0.38)	(0.35)	(0.49)	(0.47)
From net realized gains on investments	—	—	(0.25)	(0.15)	(0.33)	(0.39)
From paid in capital	—	(0.02)	—	—	—	—
Total distributions	(0.17)	(0.34)	(0.63)	(0.50)	(0.82)	(0.86)

Net asset value, end of year	$2.98	$4.20	$5.66	$6.20	$6.48	$7.11

Total return (B)	(25.41	)% (C,D)	(20.36	)% (C)	1.54%	3.41%	3.27%	14.82%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$9,145	$14,228	$22,038	$29,260	$32,888	$25,522
Ratios to average net assets
Expenses, before waiver and reimbursement	2.51	% (E)	2.32%	2.28%	2.22%	2.21%	2.23%
Expenses, net waiver and reimbursement	2.20	% (E)	2.20%	2.20%	2.20%	2.20%	2.20%
Net investment income, before waiver and reimbursement	6.78	% (E)	5.97%	5.78%	5.44%	7.12%	6.31%
Net investment income, net waiver and reimbursement	7.09	% (E)	6.10%	5.86%	5.46%	7.13%	6.34%
Portfolio turnover rate	13	% (D)	42%	63%	54%	33%	58%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I(A)
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2015		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$4.20		$5.67		$6.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.14		0.36		0.40
Net realized and unrealized loss on investments	(1.18)		(1.44)		(0.26)
Total from investment operations	(1.04)		(1.08)		0.14

LESS DISTRIBUTIONS:
From net investment income	(0.18)		(0.37)		(0.44)
From net realized gains on investments	—		—		(0.25)
From paid in capital	—		(0.02)
Total distributions	(0.18)		(0.39)		(0.69)

Net asset value, end of period	$2.98		$4.20		$5.67

Total return (C)	(25.01	)% (D,F)	(19.70	)% (F)	2.43	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,013		$2,276		$1,443
Ratios to average net assets
Expenses, before waiver and reimbursement	1.51	% (E)	1.32%		1.28	% (E)
Expenses, net waiver and reimbursement	1.20	% (E)	1.20%		1.20	% (E)
Net investment income, before waiver and reimbursement	8.05	% (E)	7.40%		6.67	% (E)
Net investment income, net waiver and reimbursement	8.36	% (E)	7.52%		6.75	% (E)
Portfolio turnover rate	13	% (D)	42%		63	% (D)

(A)	The Catalyst/SMH High Income Fund Class I shares commenced operations on July 1, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2015	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of year	$4.57	$6.15	$6.05	$5.59	$6.59	$5.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	(A)	0.34	(A)	0.40	(A)	0.31	(A)	0.36	(A)	0.31
Net realized and unrealized gain (loss) on investments	(1.09)	(1.58)	0.07	0.46	(0.75)	0.78
Total from investment operations	(0.95)	(1.24)	0.47	0.77	(0.39)	1.09

LESS DISTRIBUTIONS:
From net investment income	(0.17)	(0.29)	(0.31)	(0.31)	(0.38)	(0.32)
From net realized gains on investments	—	—	—	—	(0.23)	(0.08)
From paid in capital	—	(0.05)	(0.06)	—	—	—
Total distributions	(0.17)	(0.34)	(0.37)	(0.31)	(0.61)	(0.40)

Net asset value, end of year	$3.45	$4.57	$6.15	$6.05	$5.59	$6.59

Total return (B)	(21.13	)% (F,G)	(20.68	)% (F)	7.92%	14.15%	(5.63)%	18.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,927	$8,674	$22,722	$23,408	$33,969	$53,720
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.82	% (H)	1.60%	1.59%	1.55%	1.55%	1.56%
Expenses, net waiver and reimbursement (D)	1.55	% (H)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income, before waiver and reimbursement (D,E)	6.85	% (H)	6.12%	6.36%	5.32%	6.17%	4.98%
Net investment income, net waiver and reimbursement (D,E)	7.12	% (H)	6.17%	6.40%	5.32%	6.17%	4.99%
Portfolio turnover rate	3	% (G)	42%	72%	60%	39%	60%

Class C
For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2015	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
(Unaudited)
Net asset value, beginning of year	$4.57	$6.15	$6.04	$5.59	$6.58	$5.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	(A)	0.30	(A)	0.35	(A)	0.27	(A)	0.32	(A)	0.27
Net realized and unrealized gain (loss) on investments	(1.10)	(1.58)	0.08	0.45	(0.74)	0.76
Total from investment operations	(0.97)	(1.28)	0.43	0.72	(0.42)	1.03

LESS DISTRIBUTIONS:
From net investment income	(0.15)	(0.25)	(0.26)	(0.27)	(0.34)	(0.27)
From net realized gains on investments	—	—	—	—	(0.23)	(0.08)
From paid in capital	—	(0.05)	(0.06)	—	—	—
Total distributions	(0.15)	(0.30)	(0.32)	(0.27)	(0.57)	(0.35)

Net asset value, end of year	$3.45	$4.57	$6.15	$6.04	$5.59	$6.58

Total return (B)	(21.45	)% (F,G)	(21.28	)% (F)	7.29%	13.12%	(6.18)%	17.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$8,002	$13,088	$22,517	$22,077	$26,567	$32,753
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.57	% (H)	2.35%	2.34%	2.30%	2.30%	2.31%
Expenses, net waiver and reimbursement (D)	2.30	% (H)	2.30%	2.30%	2.30%	2.30%	2.30%
Net investment income, before waiver and reimbursement (D)(E)	6.18	% (H)	5.45%	5.64%	4.57%	5.50%	4.23%
Net investment income, net waiver and reimbursement (D)(E)	6.45	% (H)	5.50%	5.67%	4.57%	5.50%	4.24%
Portfolio turnover rate	3	% (G)	42%	72%	60%	39%	60%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2011, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(G)	Not annualized.

(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the		For the
	Six Months Ended		Year Ended		Period Ended
	December 31, 2015		June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$4.56		$6.14		$6.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.15		0.36		0.45
Net realized and unrealized loss on investments	(1.10)		(1.58)		(0.01	) (F)
Total from investment operations	(0.95)		(1.22)		0.44

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.31)		(0.33)
From Return of capital	—		(0.05)		(0.06)
Total distributions	(0.17)		(0.36)		(0.39)

Net asset value, end of period	$3.44		$4.56		$6.14

Total return (C)	(21.07	)% (D,I)	(20.51	)% (I)	7.31	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$5,057		$7,321		$1,602
Ratios to average net assets
Expenses, before waiver and reimbursement (G)	1.57	% (E)	1.35%		1.34	% (E)
Expenses, net waiver and reimbursement (G)	1.30	% (E)	1.30%		1.30	% (E)
Net investment income, before waiver and reimbursement (G)(H)	7.28	% (E)	6.80%		7.28	% (E)
Net investment income, net waiver and reimbursement (G)(H)	7.54	% (E)	6.86%		7.34	% (E)
Portfolio turnover rate	3	% (D)	42%		72	% (D)

(A)	The Catalyst/SMH Total Return Income Fund Class I shares commenced operations on July 1, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not Annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Stone Beach Income Opportunity Fund
Financial Highlights

For a Share Outstanding Throughout The Period

Class A (A)	Class C (A)	Class I(A)
For the	For the	For the	For the	For the	For the
Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$10.10	$10.00	$10.08	$10.00	$10.09	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.17	0.19	0.14	0.18	0.17	0.23
Net realized and unrealized gain (loss) on investments	(0.33)	0.10	(F)	(0.33)	0.05	(F)	(0.31)	0.07	(F)
Total from investment operations	(0.16)	0.29	(0.19)	0.23	(0.14)	0.30

LESS DISTRIBUTIONS:
From net investment income	(0.20)	(0.19)	(0.16)	(0.15)	(0.21)	(0.21)
Total distributions	(0.20)	(0.19)	(0.16)	(0.15)	(0.21)	(0.21)

Net asset value, end of period	$9.74	$10.10	$9.73	$10.08	$9.74	$10.09

Total return (C,D)	(1.62)%	2.95%	(1.88)%	2.31%	(1.39)%	3.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$180	$372	$119	$42	$1,796	$1,910
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	4.34%	6.56%	5.09%	7.31%	4.09%	6.31%
Expenses, net waiver and reimbursement (E)	1.55%	1.55%	2.30%	2.30%	1.30%	1.30%
Net investment income (loss), before waiver and reimbursement (E)	0.62%	(1.61)%	(0.09)%	(2.36)%	0.68%	(1.36)%
Net investment income, net waiver and reimbursement (E)	3.41%	3.41%	2.70%	2.66%	3.46%	3.66%
Portfolio turnover rate (D)	8%	19%	8%	19%	8%	19%

(A)	The Catalyst/Stone Beach Income Opportunity Fund Class A, Class C and Class I shares commenced operations on November 20, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Time Value Trading Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)		Class C (A)		Class I(A)
	For the	For the	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015	December 31, 2015	June 30, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$11.16	$10.00	$11.08	$10.00	$11.16	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.11)	(0.15)	(0.14)	(0.20)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	(1.81)	1.31	(1.79)	1.28	(1.81)	1.29
Total from investment operations	(1.92)	1.16	(1.93)	1.08	(1.90)	1.16

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.41)	—	(1.41)	—	(1.41)	—
Total distributions	(1.41)	—	(1.41)	—	(1.41)	—

Net asset value, end of period	$7.83	$11.16	$7.74	$11.08	$7.85	$11.16

Total return (C,D)	(17.14)%	11.60%	(17.37)%	10.80%	(16.96)%	11.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,361	$43,910	$835	$1,267	$5,680	$6,776
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.51%	2.93%	3.26%	3.68%	2.26%	2.68%
Expenses, net waiver and reimbursement (E)	2.24%	2.24%	2.99%	2.99%	1.99%	1.99%
Net investment loss, before waiver and reimbursement (E)	(2.43)%	(2.87)%	(3.11)%	(3.62)%	(2.12)%	(2.62)%
Net investment loss, net waiver and reimbursement (E)	(2.16)%	(2.18)%	(2.84)%	(2.93)%	(1.85)%	(1.93)%
Portfolio turnover rate (D)	0%	0%	0%	0%	0%	0%

(A)	The Catalyst/Time Value Trading Fund Class A, Class C and Class I shares commenced operations on November 7, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges. Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2015	SEMI-ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of forty two series. These financial statements include the following twenty-seven series: Catalyst Small-Cap Insider Buying Fund, Catalyst Hedged Insider Buying Fund, Catalyst Insider Buying Fund, Catalyst Insider Long/Short Fund, Catalyst Hedged Commodity Strategy Fund, Catalyst Hedged Futures Strategy Fund, Catalyst Insider Income Fund, Catalyst Intelligent Alternative Fund, Catalyst IPOx Allocation Fund, Catalyst Macro Strategy Fund, Catalyst/Auctos Multi Strategy Fund, Catalyst Dynamic Alpha Fund, Catalyst/EquityCompass Buyback Strategy Fund, Catalyst/Groesbeck Growth of Income Fund, Catalyst/Groesbeck Aggressive Growth Fund, Catalyst/Lyons Hedged Premium Return Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst/MAP Global Capital Appreciation Fund, Catalyst/MAP Global Total Return Income Fund, Catalyst/Millburn Hedge Strategy Fund, Catalyst MLP & Infrastructure Fund, Catalyst/Princeton Floating Rate Income Fund, Catalyst/Princeton Hedged Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/Stone Beach Income Opportunity Fund and Catalyst Time Value Trading Fund (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Small-Cap Insider Buying
(“Small-Cap Insider”)		Long-term capital appreciation
Catalyst Hedged Insider Buying (“Hedged Insider”)		Long-term capital appreciation
Catalyst Insider Buying (“Insider Buying”)		Long-term capital appreciation
Catalyst Insider Long/Short		Long-term capital appreciation with low volatility
(“Insider Long/Short”)		and low correlation to the equity market
Catalyst Hedged Commodity Strategy		Capital appreciation uncorrelated to global equity
(“Hedged Commodity”)		or commodity markets
Catalyst Hedged Futures Strategy		Capital appreciation and capital preservation
(“Hedged Futures”)		in all market conditions with low volatility and
low correlation to the U.S. equity market.
Catalyst Insider Income (“Insider Income”)		High current income with low interest rate sensitivity
Catalyst Intelligent Alternative		Capital appreciation with low correlation to US
(“Intelligent Alternative”)		equity market with a secondary objective
of capital preservation
Catalyst IPOx Allocation (“IPOx Allocation”)		Capital appreciation
Catalyst Macro Strategy (“Macro Strategy”)		Capital appreciation with positive returns
in all market conditions
Catalyst/Auctos Multi Strategy		Capital appreciation uncorrelated to global equity
(“Auctos Multi Strategy”)		markets
Catalyst Dynamic Alpha (“Dynamic Alpha”)	Cookson, Peirce & Co., Inc. (“CP”)	Long-term capital appreciation
Catalyst/EquityCompass Buyback Strategy
(“Buyback Strategy”)	EquityCompass Strategies	Long-term capital appreciation
Catalyst/Groesbeck Growth of Income	Groesbeck Investment
(“Growth of Income”)	Management Corp. (“GIM”)	Current income that increases over time
Catalyst/Groesbeck Aggressive Growth
(“Aggressive Growth”)	GIM	Long-term capital appreciation
Catalyst/Lyons Hedged Premium Return	Lyons Wealth Management, LLC	Long-term capital appreciation and income with
(“Hedged Premium Return”)	(“Lyons”)	less downside volatility than the equity market
Catalyst/Lyons Tactical Allocation		Total return consisting of long-term capital
(“Tactical Allocation”)	Lyons	appreciation and current income with low volatility
and low correlation to the equity market
Catalyst/MAP Global Capital Appreciation	Managed Asset Portfolios, LLC
(“Global Capital Appreciation”)	(“MAP”)	Long-term capital appreciation
Catalyst/MAP Global Total Return Income		Total return which consists of current income
(“Global Total Return Income”)	MAP	and capital appreciation
Catalyst/Millburn Hedge Strategy	Milburn Ridgefield Corporation	Superior risk-adjusted returns as compared with a
(“Millburn Hedge Strategy”)	(“Millburn”)	typical long only, non-leveraged equity portfolio
Catalyst MLP & Infrastructure
(“MLP & Infrastructure”)	SL Advisors, LLC	Current income and capital appreciation
Catalyst/Princeton Floating Rate Income	Princeton Advisory Group, Inc.	High level of current income as is consistent with
(“Floating Rate Income”)	(“Princeton”)	capital preservation
Catalyst/Princeton Hedged Income		Current income with a secondary objective of long-
(“Hedged Income”)	Princeton	term capital appreciation with preservation of
capital and low volatility
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors, Inc. (“SMH”)	High level of current income
Catalyst/SMH Total Return Income		Total return wich consists of current income
(“Total Return Income”)	SMH	and capital appreciation
Catalyst/Stone Beach Income Opportunity	Stone Beach Investment	High current income with a secondary objective of
(“Income Opportunity”)	Management, LLC	capital appreciation
Catalyst Time Value Trading		Capital appreciation with low correlation to the
(“Time Value Trading”)	ITB Capital Advisors, LLC	equity markets

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

The Funds are registered as non-diversified except Catalyst Hedged Insider Buying Fund, Catalyst Insider Buying Fund, Catalyst/Auctos Multi Strategy Fund, Catalyst/Groesbeck Growth of Income Fund, Catalyst/MAP Global Capital Appreciation Fund, Catalyst/MAP Global Total Return Income Fund, Catalyst/Princeton Hedged Income Fund and Catalyst Time Value Trading Fund which are diversified. The Auctos Multi Strategy Fund commenced operation on August 13, 2015. The Hedged Commodity and IPOx Allocation Funds commenced operations on September 30, 2015. The Millburn Hedge Strategy Fund commenced operations on December 28, 2015.

Currently, all Funds offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015, for each Fund’s assets and liabilities measured at fair value:

Small-Cap Insider
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$36,260,262	$—	$—	$36,260,262
Warrants	—	191,350	—	191,350
Short-Term Investments	7,760,575	—	—	7,760,575
Total Assets	$44,020,837	$191,350	$—	$44,212,187

Hedged Insider
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$4,539,121	$—	$—	$4,539,121
Put Options Purchased	954,125	—	—	954,125
Short-Term Investments	195,625	—	—	195,625
Total Assets	$5,688,871	$—	$—	$5,688,871
Liabilities(a,b)
Call Options Written	$2,160	$—	$—	$2,160
Total Liabilities	$2,160	$—	$—	$2,160

Insider Buying
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$219,363,712	$—	$—	$219,363,712
Short-Term Investments	558,984	—	—	558,984
Total Assets	$219,922,696	$—	$—	$219,922,696

Insider Long/Short
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$5,996,295	$—	$—	$5,996,295
Short-Term Investments	115,266	399,758	—	515,024
Total Assets	$6,111,561	$399,758	$—	$6,511,319
Liabilities(a,b)
Common Stock Sold Short	$5,738,626	$—	$—	$5,738,626
Exchange Traded Funds	464,735	—	—	464,735
Total Liabilities	$6,203,361	$—	$—	$6,203,361

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

Hedged Commodity
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$75,936	$—	$—	$75,936
Mutual Funds	101,412	—	—	101,412
Put Options Purchased	186,286	—	—	186,286
Call Options Purchased	20,960	—	—	20,960
Short-Term Investments	4,684,815	—	—	4,684,815
Total Assets	$5,069,409	$—	$—	$5,069,409
Liabilities(a,b)
Put Options Written	$224,279	$—	$—	$224,279
Call Options Written	16,397	—	—	16,397
Total Liabilities	$240,676	$—	$—	$240,676

Hedged Futures
Assets(a,b)	Level 1	Level 2	Level 3	Total
Put Options Purchased	$16,677,500	$—	$—	$16,677,500
Call Options Purchased	11,580,062	—	—	11,580,062
United States Government	—	99,468,800	—	99,468,800
Short-Term Investments	1,833,626,718	—	—	1,833,626,718
Total Assets	$1,861,884,280	$99,468,800	$—	$1,961,353,080
Liabilities(a,b)
Put Options Written	$7,187,500	$—	$—	$7,187,500
Call Options Written	8,172,562	—	—	8,172,562
Total Liabilities	$15,360,062	$—	$—	$15,360,062

Insider Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$791,796	$—	$791,796
Short-Term Investments	18,081	—	—	18,081
Total Assets	$18,081	$791,796	$—	$809,877

Intelligent Alternative
Assets(a,b)	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,945,616	$—	$—	$3,945,616
Short-Term Investments	391,015	—	—	391,015
Total Assets	$4,336,631	$—	$—	$4,336,631

IPOx Allocation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$233,378	$—	$—	$233,378
Exchange Traded Funds	10,737	—	—	10,737
Short-Term Investments	10,260	—	—	10,260
Total Assets	$254,375	$—	$—	$254,375

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

Macro Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$81,933	$—	$—	$81,933
Exchange Traded Funds	13,997	—	—	13,997
Put Options Purchased	14,136,255	—	—	14,136,255
Call Options Purchased	28,017,559	—	—	28,017,559
U.S. Government Bond	—	32,849,159	—	32,849,159
Short-Term Investments	27,341,464	62,128,770	—	89,470,234
Total Assets	$69,591,208	$94,977,929	$—	$164,569,137
Liabilities(a,b)
Put Options Written	$5,746,500	$—	$—	$5,746,500
Call Options Written	5,742,200	—	—	5,742,200
Total Liabilities	$11,488,700	$—	$—	$11,488,700

Auctos Multi Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,078,756	$—	$—	$4,078,756
Total Assets	$4,078,756	$—	$—	$4,078,756
Derivatives(a,b)
Long Futures Contracts	$(286,596)	$—	$—	$(286,596)
Short Futures Contracts	357,998	—	—	357,998
Total Derivatives	$71,402	$—	$—	$71,402

Dynamic Alpha
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$171,700,614	$—	$—	$171,700,614
Short-Term Investments	7,421,515	—	—	7,421,515
Total Assets	$179,122,129	$—	$—	$179,122,129

Buyback Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$11,487,764	$—	$—	$11,487,764
Short-Term Investments	152,086	—	—	152,086
Total Assets	$11,639,850	$—	$—	$11,639,850

Growth of Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$16,552,665	$—	$—	$16,552,665
Short-Term Investments	2,086,458	—	—	2,086,458
Total Assets	$18,639,123	$—	$—	$18,639,123

Aggressive Growth
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$1,015,677	$—	$—	$1,015,677
Short-Term Investments	68,372	—	—	68,372
Total Assets	$1,084,049	$—	$—	$1,084,049

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

Hedged Premium Return
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$4,863,367	$—	$—	$4,863,367
Put Options Purchased	1,267,620	—	—	1,267,620
Total Assets	$6,130,987	$—	$—	$6,130,987
Liabilities(a,b)
Put Options Written	$1,216,559	$—	$—	$1,216,559
Total Liabilities	$1,216,559	$—	$—	$1,216,559

Tactical Allocation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$130,552,209	$—	$—	$130,552,209
Total Assets	$130,552,209	$—	$—	$130,552,209

Global Capital Appreciation
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$25,840,987	$—	$—	$25,840,987
Short-Term Investments	2,959,841	—	—	2,959,841
Total Assets	$28,800,828	$—	$—	$28,800,828
Liabilities(a,b)
Call Options Written	$121,169	$—	$—	$121,169
Total Liabilities	$121,169	$—	$—	$121,169

Global Total Return Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$9,991,560	$—	$—	$9,991,560
Corporate Bonds	—	6,845,946	—	6,845,946
Short-Term Investments	1,324,025	—	—	1,324,025
Total Assets	$11,315,585	$6,845,946	$—	$18,161,531
Liabilities(a,b)
Call Options Written	$63,205	$—	$—	$63,205
Total Liabilities	$63,2015	$—	$—	$63,205

Millburn Hedge Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,813,996	$—	$—	$23,813,996
Short-Term Investments	8,179,832	—	—	8,179,832
Total Assets	$31,993,828	$—	$—	$31,993,828
Derivatives(a,b)
Long Futures Contracts	$(114,520)	$—	$—	$(114,520)
Short Futures Contracts	167,002	—	—	167,002
Foreign Currency Buys	—	(67,927)	—	(67,927)
Foreign Currency Sells	—	131,436	—	131,436
Total Derivatives	$52,482	$63,509	$—	$115,991

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

MLP & Infrastructure
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$15,891,415	$—	$—	$15,891,415
Short-Term Investments	947,571	—	—	947,571
Total Assets	$16,838,986	$—	$—	$16,838,986

Floating Rate Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$4,531,474	$—	$4,531,474
Collateralized Loan Obligations	—	2,928,252	—	2,928,252
Bank Loans	—	27,730,550	—	27,730,550
Total Assets	$—	$35,190,276	$—	$35,190,276

Hedged Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$438,291	$—	$—	$438,291
Corporate Bonds	—	422,008	—	422,008
Total Assets	$438,291	$422,008	$—	$860,299

High Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$1,330,639	$—	$1,330,639
Corporate Bonds	—	18,057,120	—	18,057,120
Short-Term Investments	1,463,700	—	—	1,463,700
Total Assets	$1,463,700	$19,387,759	$—	$20,851,459

Total Return Income
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$9,728,172	$—	$—	$9,728,172
Exchanged Traded Funds	1,197,868	—	—	1,197,868
Convertible Bonds	—	54,442	—	54,442
Corporate Bonds	—	6,490,840	—	6,490,840
Short-Term Investments	276,150	—	—	276,150
Total Assets	$11,202,187	$6,545,282	$—	$17,747,472

Income Opportunity
Assets(a,b)	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$1,883,620	$—	$1,883,620
Private Collateralized Mort. Obligation	—	46,390	—	46,390
Short-Term Investments	125,512	—	—	125,512
Total Assets	$125,512	$1,930,010	$—	$2,055,522
Derivatives(a,b)
Long Futures Contracts	$281	$—	$—	$281
Short Futures Contracts	5,900	—	—	5,900
Total Derivatives	$6,181	$—	$—	$6,181

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

Time Value Trading
Assets(a,b)	Level 1	Level 2	Level 3	Total
Put Options Purchased	$156,250	$—	$—	$156,250
Call Options Purchased	625	—	—	625
Short-Term Investments	5,453,688	—	—	5,453,688
Total Assets	$5,610,563	$—	$—	$5,610,563
Liabilities(a,b)
Put Options Written	$388,750	$—	$—	$388,750
Call Options Written	17,188	—	—	17,188
Total Liabilities	$405,938	$—	$—	$405,9383

The Funds did not hold any Level 3 securities during the period, with the exception of High Income and Total Return Income. A reconciliation used in determining High Income’s and Total Return Income’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Portfolio of Investments for security classifications.

(b)	There were no transfers into or out of Level 1 and Level 2 during the period, except as noted in the following table for Small-Cap Insider for two Tronox warrants previously priced off the underlying security currently priced off the last official sale price. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

	Transfer into	Transfers from	Net Transfers
	Level 2 from	Level 2 into	In/(Out) of
	Level 1	Level 1	Level 1
Small-Cap Insider
Warrants	$191,350	$—	$191,350

The following is a reconciliation of Trump Entertainment Resorts, Inc. and Energy Conversion Devices, Inc. (High Income and Total Return Income), for which Level 3 inputs were used in determining value:

	High Income	Total Return Income
	Energy Conversion	Energy Conversion
	Devices, Inc.	Devices, Inc.
Beginning balance June 30, 2015	$—	$—
Total realized gain/(loss)	360,289	230,370
Change in unrealized appreciation	—	—
Capital distribution	(360,289)	(230,370)
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3		—
Ending balance December 31, 2015	$—	$—

The total change in unrealized appreciation included in the Statements of Operations attributable to Level 3 investments still held at December 31, 2015, was $0 and $0, for High Income and Total Return Income, respectively.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

Quantitative disclosures of unobservable inputs and assumptions used by High Income and Total Return Income are below.

Investments in Securities:
High Income	Fair Value	Valuation Techniques	Unobservable Input
Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Potential future cash payments
Total Fair Value Securities	$—

Total Return Income
Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Potential future cash payments
Total Fair Value Securities	$—

Fair value securities as a percent of net assets at December 31, 2015, were 0.0% and 0.0% for High Income and Total Return Income, respectively.

b) Accounting for Options and Futures - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options). For the six months ended December 31, 2015, the Hedged Insider, Insider Long/Short, Hedged Futures, Intelligent Alternative, Macro Strategy, Hedged Premium Return, Global Capital Appreciation, Global Total Return Income, Total Return Income, and Time Value Trading invested in options.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

A summary of option contracts written during the six months ended December 31, 2015, were as follows:

Hedged Insider	Call Options Written
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	1,075	$208,546
Options written	90	156,054
Options covered	(1,075)	(208,546)
Options exercised	—	—
Options expired	—	—
Options outstanding, end of period	90	$156,054

Hedged Commodity	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year	—	$—	—	$—
Options written	544	109,106	907	457,210
Options covered	(107)	(5,763)	(207)	(106,208)
Options exercised	—	—	(78)	(6,130)
Options expired	(64)	(30,041)	(93)	(80,796)
Options outstanding, end of period	373	$73,302	529	$264,076

Hedged Futures	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year	82,575	$112,396,996	13,000	$4,341,000
Options written	140,545	186,836,225	81,200	119,930,500
Options covered	(51,250)	(60,081,554)	(9,000)	(1,381,250)
Options exercised	—	—	—	—
Options expired	(118,375)	(156,391,042)	(65,700)	(98,560,875)
Options outstanding, end of period	53,495	$82,760,625	19,500	$24,329,375

Macro Strategy	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year	800	$218,164	—	$—
Options written	107,810	37,012,398	58,055	17,431,233
Options covered	(82,385)	(27,894,314)	(23,520)	(8,365,571)
Options exercised	—	—	—	—
Options expired	(550)	(95,060)	—	—
Options outstanding, end of period	25,675	$9,241,188	34,535	$9,065,662

Hedged Premium Return	Put Options Written		Global Capital Appreciation	Call Options Written
	Number of	Premiums		Number of	Premiums
	Contracts	Received		Contracts	Received
Options outstanding, beginning of year	34	$57,935	Options outstanding, beginning of year	734	$160,987
Options written	528	3,636,248	Options written	63	27,027
Options covered	(74)	(183,571)	Options covered	—	—
Options exercised	—	—	Options exercised	(100)	(29,895)
Options expired	(44)	(136,675)	Options expired	(200)	(47,527)
Options outstanding, end of period	444	$3,373,937	Options outstanding, end of period	497	$110,592

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

Global Total Return Income	Call Options Written
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of year	330	$69,955
Options written	70	30,567
Options covered	(80)	(48,716)
Options exercised	—	—
Options expired	(100)	(12,896)
Options outstanding, end of period	220	$38,910

Time Value Trading	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year	200	$130,000	638	$8,369,500
Options written	12,574	9,424,683	11,727	12,660,063
Options covered	(12,387)	(9,323,183)	(11,865)	(20,492,688)
Options exercised	(200)	(120,000)	—	—
Options expired	(112)	(55,250)	(300)	(198,125)
Options outstanding, end of year	75	$56,250	200	$338,750

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Consolidation of Subsidiaries – CHCSF (Hedged Commodity-CFC), CAMFMSF Fund Limited (Auctos-CFC) and CMHSF (Millburn-CFC) the (“CFCs”) The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the accounts of Hedged Commodity, Auctos Multi Strategy and Millburn Hedge Strategy, include the accounts of Hedged Commodity-CFC, Auctos-CFC and Millburn-CFC, respectively which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

A summary of the each Funds’ investment in the CFCs is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	December 31, 2015	December 31, 2015
Hedged Commodity	6/25/2015	$ 1,008,690	19.1%
Auctos Multi Strategy	6/25/2015	213,113	4.7%
Millburn Hedge Strategy	11/2/2015	584,483	1.5%

For tax purposes, the CFCs are an exempted Cayman investment company. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income. In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Consolidated Statements of Assets and Liabilities at December 31, 2015, were as follows:

			Location of derivatives on Consolidated	Fair value of asset/liability
Fund	Derivative	Risk Type	Statements of Assets and Liabilities	derivatives
Hedged Insider
	Purchased put options	Equity	Investments in securities, at value	$954,125
	Call options written	Equity	Options written	2,160
			Totals	$956,285
	Hedged Commodity
	Purchased put options	Equity	Investments in securities, at value	$34,033
	Purchased put options	Commodity	Investments in securities, at value	152,253
	Purchased call options	Commodity	Investments in securities, at value	19,460
	Put options written	Equity	Options written	(12,866)
	Put options written	Commodity	Options written	(211,413)
	Call options written	Commodity	Options written	(16,397)
			Totals	$(34,930)
	Hedged Futures
	Purchased put options	Equity	Investments in securities, at value	$16,677,500
	Purchased call options	Equity	Investments in securities, at value	11,580,062
	Put options written	Equity	Options written	(7,187,500)
	Call options written	Equity	Options written	(8,172,562)
			Totals	$12,897,500
	Macro Strategy
	Purchased put options	Equity	Investments in securities, at value	$14,136,255
	Purchased call options	Equity	Investments in securities, at value	28,017,559
	Put options written	Equity	Options written	(5,746,500)
	Call options written	Equity	Options written	(5,742,200)
			Totals	$30,665,114
	Auctos Multi Strategy
	Futures	Equity	Futures unrealized appreciaton	$8,803
		Equity	Futures unrealized depreciation	(7,092)
		Interest Rate	Futures unrealized appreciaton	27,418
		Interest Rate	Futures unrealized depreciation	(33,578)
		Commodity	Futures unrealized appreciaton	573,799
		Commodity	Futures unrealized depreciation	(497,321)
		Currency	Futures unrealized appreciaton	2,128
		Currency	Futures unrealized depreciation	(2,755)
			Totals	$71,402
Hedged Premium Return
	Purchased put options	Equity	Investments in securities, at value	$1,267,620
	Put options written	Equity	Options written	(1,216,559)
			Totals	$51,061
	Global Capital Appreciation
	Call options written	Equity	Options written	$(121,169)
	Global Total Return Inome
	Call options written	Equity	Options written	$(63,205)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

			Consolidated Statements of Assets and	Fair value of asset/liability
Fund	Derivative	Risk Type	Liabilities	derivatives
Millburn Hedge Strategy
	Futures Contracts	Commodity	Futures unrealized appreciation	$186,529
	Futures Contracts	Commodity	Futures unrealized depreciation	(16,831)
	Futures Contracts	Equity	Futures unrealized appreciation	3,165
	Futures Contracts	Equity	Futures unrealized depreciation	(160,483)
	Futures Contracts	Interest Rate	Futures unrealized appreciation	95,653
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(55,566)
			Unrealized appreciation on forward
	Forward Contracts	Currency	currency contracts	139,565
			Unrealized depreciation on forward
	Forward Contracts	Currency	currency contracts	(76,056)
			Totals	$115,976
Income Opportunity
	Futures Contracts	Interest Rate	Futures unrealized appreciation	$8,394
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(2,213)
				$6,181
Time Value Trading
	Purchased put options	Equity	Investments in securities, at value	$156,250
	Purchased call options	Equity	Investments in securities, at value	625
	Put options written	Equity	Options written	(388,750)
	Call options written	Equity	Options written	(17,188)
			Totals	$(249,063)

The effect of derivative instruments on the Consolidated Statements of Operations for the six months or period ended December 31, 2015, were as follows:

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Hedged Insider
	Options purchased	Equity	Net realized loss on options purchased	$31,305
	Options written	Equity	Net realized gain on options written	179,478
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	(738,044)
	Options written	Equity	Net change in unrealized appreciation on options written	2,323
			Totals	$(524,938)
Hedged Commodity
	Options purchased	Equity	Net realized loss on options purchased	$4,440
	Options purchased	Commodity	Net realized loss on options purchased	(35,559)
	Options written	Equity	Net realized loss on options written	11,353
	Options written	Commodity	Net realized loss on options written	(2,823)
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(33,248)
	Options purchased	Commodity	Net change in unrealized depreciation on options purchased	(10,844)
	Options written	Equity	Net change in unrealized appreciation on options written	32,512
	Options written	Commodity	Net change in unrealized appreciation on options written	64,190
	Futures	Commodity	Net realized loss on futures	1,000
			Totals	$31,021
Hedged Futures
	Options purchased	Equity	Net realized loss on options purchased	$(279,486,509)
	Options written	Equity	Net realized gain on options written	306,675,909
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	15,258,762
	Options written	Equity	Net change in unrealized depreciation on options written	(3,938,058)
	Futures	Equity	Net realized loss on futures	(2,936,415)
			Totals	$35,573,689

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
	Intelligent Alternative
	Options purchased	Equity	Net realized loss on options purchased	$(399)
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	7,992
			Totals	$7,593
	Macro Strategy
	Options purchased	Equity	Net realized gain on options purchased	$5,838,750
	Options written	Equity	Net realized gain on options written	2,166,919
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(12,210,423)
	Options written	Equity	Net change in unrealized appreciation on options written	6,748,986
			Totals	$2,544,232
	Auctos Multi Strategy
	Futures	Equity	Net realized loss on futures	$(93,017)
		Commodity	Net realized loss on futures	(25,168)
		Currency	Net realized loss on futures	(67,333)
		Interest Rate	Net realized loss on futures	(13,360)
	Futures	Equity	Net change in unrealized appreciation on futures	1,711
		Commodity	Net change in unrealized appreciation on futures	76,478
		Currency	Net change in unrealized depreciation on futures	(627)
		Interest Rate	Net change in unrealized depreciation on futures	(6,160)
			Totals	$(127,476)
	Hedged Premium Return
	Options purchased	Equity	Net realized loss on options purchased	$(193,276)
	Options written	Equity	Net realized gain on options written	171,817
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(2,132,249)
	Options written	Equity	Net change in unrealized appreciation on options written	2,165,233
			Totals	$11,525

	Global Capital Appreciation
	Options written	Equity	Net realized gain on options written	$47,527
	Options written	Equity	Net change in unrealized depreciation on options written	(99,944)
			Totals	$(52,417)
	Global Total Return Income
	Options written	Equity	Net realized gain on options written	$59,929
	Options written	Equity	Net change in unrealized appreciation on options written	(48,300)
			Totals	$11,629
	Millburn Hedge Strategy
	Futures	Commodity	Net change in unrealized depreciation on futures	169,698
		Equity	Net change in unrealized depreciation on futures	(157,318)
		Interest Rate	Net change in unrealized depreciation on futures	40,087
	Forward Contracts	Foreign Exchange	Net change in unrealized depreciation on foreign currency	63,509
			Totals	$115,976
	Income Opportunity
	Options purchased	Interest Rate	Net realized loss on options purchased	$(1,313)
	Options purchased	Interest Rate	Net change in unrealized appreciation on options purchased	500
	Futures	Interest Rate	Net realized loss on futures	(59,044)
	Futures	Interest Rate	Net change in unrealized appreciation on futures	14,868
			Totals	$(44,989)
	Time Value Trading
	Options purchased	Equity	Net realized loss on options purchased	$(12,298,694)
	Options written	Equity	Net realized gain on options written	$2,619,907
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	553,601
	Options written	Equity	Net change in unrealized depreciation on options written	(796,238)
	Futures	Equity	Net realized loss on futures	(2,275,861)
			Totals	$(12,197,285)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

The following table presents the Funds’ liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2015.

			Gross Amounts of Assets Presented in the
Liabilities:			Statement of Assets & Liabilities

	Gross Amounts of		Financial Instruments		Cash Collateral
	Recognized Liabilities		Pledged		Pledged		Net Amount of Assets
Small-Cap Insider
Description:
Securities Loaned	$7,433,295		$—		$7,433,295		$—
Total	$7,433,295		$—		$7,433,295		$—
Insider Long/Short
Description:
Securities Sold Short	$6,203,361		$6,203,361	(2)	$—		$—
Total	$6,203,361		$6,203,361		$—		$—
Hedged Commodity
Description:
Options Written Contracts	$240,676		$240,676	(2)	$—		$—
Total	$240,676		$240,676		$—		$—
Hedged Futures
Description:
Options Written Contracts	$15,360,062	(1)	$15,360,062	(2)	$—		$—
Total	$15,360,062		$15,360,062		$—		$—
Macro Strategy
Description:
Options Written Contracts	$11,488,700	(1)	$11,488,700	(2)	$—		$—
Total	$11,488,700		$11,488,700		$—		$—
Auctos Multi Strategy
Description:
Futures Contracts	$540,746	(1)	$—		$540,746	(2)	$—
Total	$540,746		$—		$540,746		$—
Hedged Premium Return
Description:
Options Written Contracts	$1,216,559	(1)	$1,216,559	(2)	$—		$—
Total	$1,216,559		$1,216,559		$—		$—
Global Capital Appreciation
Description:
Options Written Contracts	$121,169	(1)	$121,169	(2)	$—		$—
Total	$121,169		$121,169		$—		$—
Global Total Return Income
Description:
Options Written Contracts	$63,205	(1)	$63,205	(2)	$—		$—
Total	$63,205		$63,205		$—		$—
Millburn Hedge Strategy
Description:
Futures Contracts	$232,880	(1)	$—		$232,880	(2)	$—
Forward Exchange Contracts	$76,056		$76,056	(2)	$—		$—
Total	$308,936		$76,056		$232,880		$—
Income Opportunity
Description:
Futures Contracts	$2,213	(1)	$—		$2,213	(2)	$—
Total	$2,213		$—		$2,213		$—
Time Value Trading
Description:
Options Written Contracts	$405,938	(1)	$405,938	(2)	$—	(2)	$—
Total	$405,938		$405,938		$—		$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

c) Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

d) Short Sales - Some Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

e) Federal Income Tax - The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months or period ended December 31, 2015, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of December 31, 2015, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2012-2015 for the Funds) or expected to be taken in 2016 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f) Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g) The MLP & Infrastructure Fund typically concentrates its investments in the energy sector and, therefore, is more susceptible to energy sector risk. Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

h) Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

i) Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

j) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Small-Cap Insider	Annually	Annually
Hedged Insider	Annually	Annually
Insider Buying	Annually	Annually
Insider Long/Short	Annually	Annually
Hedged Commodity	Annually	Annually
Hedged Futures	Annually	Annually
Insider Income	Monthly	Annually
Intelligent Alternative	Annually	Annually
IPOx Allocation	Annually	Annually
Macro Strategy	Annually	Annually
Auctos Multi Strategy	Annually	Annually
Dynamic Alpha	Annually	Annually
Buyback Strategy	Annually	Annually
Growth of Income	Quarterly	Annually
Aggressive Growth	Annually	Annually
Hedged Premium Return	Annually	Annually
Tactical Allocation	Annually	Annually
Global Capital Appreciation	Annually	Annually
Global Total Return Income	Quarterly	Annually
Millburn Hedge Strategy	Annually	Annually
MLP & Infrastructure	Monthly	Annually
Floating Rate Income	Monthly	Annually
Hedged Income	Monthly	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually
Income Opportunity	Monthly	Annually
Time Value Trading	Annually	Annually

k) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

l) Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

m) Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Small-Cap Insider, Hedged Insider, Insider Buying, Insider Long/Short, Hedged Commodity, Hedged Futures, Intelligent Alternative, IPOx Allocation, Macro Strategy, Auctos Multi Strategy, Dynamic Alpha, Buyback Strategy, Growth of Income, Aggressive Growth, Hedged Premium Return, Tactical Allocation, Global Capital Appreciation, Global Total Return Income, Millburn Hedge Strategy, MLP & Infrastructure, Total Return Income, and Time Value Trading Fund. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Floating Rate Income, Hedged Income, High Income and Income Opportunity. Investments in Class A shares made at or above the $1 million

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months or period ended December 31, 2015, there were CDSC fees of $2,073, $563, $9,963, $320, $97 paid by shareholders of the Insider Buying, Insider Long/Short, Hedged Futures, Global Capital Appreciation and Global Total Return Income respectively, to the Manager. There were no CDSC fees paid by the shareholders of Small-Cap Insider, Hedged Insider, Hedged Commodity, Insider Income, Intelligent Alternative, IPOx Allocation, Macro Strategy, Auctos Multi Strategy, Dynamic Alpha, Buyback Strategy, Growth of Income, Aggressive Growth, Hedged Premium Return, Tactical Allocation, Millburn Hedge Strategy, MLP & Infrastructure, Floating Rate Income, Hedged Income, High Income, Total Return Income, Income Opportunity and Time Value Trading.

n) Security Loans - The Small-Cap Insider, Hedged Insider and the Buyback Strategy have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, and retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due resulting in a loss. Under the terms of the Securities Lending Agreement, each Fund is indemnified for such losses by the securities lending agent.

o) Foreign currency - Millburn Hedge Strategy has entered into foreign exchange contract agreements with Deutsche Bank. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

(2) INVESTMENT TRANSACTIONS

For the six months or period ended December 31, 2015, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales	Fund	Purchases	Sales
Small-Cap Insider	$44,388,123	$65,815,703	Growth of Income	$4,186,179	$5,541,318
Hedged Insider	6,849,509	10,791,683	Aggressive Growth	91,243	58,858
Insider Buying	252,013,907	365,145,481	Hedged Premium Return	5,022,286	6,848,323
Insider Long/Short	7,336,539	12,905,029	Tactical Allocation	60,688,633	84,643,847
Hedged Commodity (2)	197,641	—	Global Capital Appreciation	3,286,003	6,470,109
Hedged Futures	99,828,125	—	Global Total Return Income	2,805,050	3,211,660
Insider Income	235,596	123,221	Millburn Hedge Strategy	32,794,445	—
Intelligent Alternative	4,045,000	288,278	MLP & Infrastructure	22,088,876	11,555,150
IPOx Allocation (2)	272,391	31,121	Floating Rate Income	11,274,720	35,019,892
Macro Strategy	99,737,590	64,097,664	Hedged Income	2,842,060	2,769,833
Auctos Multi Strategy (1)	—	—	High Income	3,109,920	3,681,863
Dynamic Alpha	111,349,235	88,879,642	Total Return Income	683,100	4,005,362
Buyback Strategy	53,484,637	53,839,579	Income Opporunity	186,456	174,039
			Time Value Trading	—	—

(1) For the period August 13, 2015, through December 31, 2015.

(2) For the period September 30, 2015, through December 31, 2015.	(3) For the period December 28, 2015, through December 31, 2015.

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. The Manager shall be entitled to reimbursement by the Funds for such waived fess or reimbursed expenses provided that said reimbursement doesn’t cause the Funds’ expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the limitation in effect at that time of the waiver.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

For the six months or period ended December 31, 2015, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

					Management
					Fees Waived/	Recapture Expires
	Management	Expense			Expenses	June 30,
Fund	Agreement	Limitation		Expires	Reimbursed	2016	2017	2018
Small-Cap Insider	1.25%	1.50%		10/31/2016	$49,267	$136,728	$187,134	$102,194
Hedged Insider	1.25%	1.50%	(1)	10/31/2016	42,992	65,295	96,238	91,816
Insider Buying	1.00%	1.25%		10/31/2016	—	39,984	13,983	—
Insider Long/Short	1.25%	1.50%	(2)	10/31/2016	40,207	55,439	65,251	75,789
Hedged Commodity	1.75%	1.99%		10/31/2016	12,767	—	—	—
Hedged Futures	1.75%	1.99%	(3)	10/31/2016	—	—	—	—
Insider Income	1.00%	1.20%		10/31/2016	26,007	—	—	67,228
Intelligent Alternative	1.50%	0.35%	(4)	10/31/2016	40,806	—	—	68,512
IPOx Allocation	1.50%	1.74%		10/31/2016	13,812	—	—	—
Macro Strategy	1.50%	1.70%		10/31/2016	—	—	28,118	64,469
Auctos Multi Strategy	1.75%	1.99%		10/31/2016	17,208	—	—	—
Dynamic Alpha	1.00%	1.10%		10/31/2016	97,412	48,043	56,685	133,692
Buyback Strategy	1.00%	1.25%		10/31/2016	32,578	—	38,309	73,567
Growth of Income	1.00%	1.10%	(5)	10/31/2016	40,468	35,609	25,265	23,308
Aggressive Growth	1.00%	1.30%		10/31/2016	24,631	—	—	66,396
Hedged Premium Return	1.25%	1.25%		10/31/2016	34,212	—	38,845	65,633
Tactical Allocation	1.25%	1.25%		10/31/2016	160,820	62,570	154,771	298,782
Global Capital Appreciation	1.00%	1.30%	(6)	10/31/2016	21,165	46,010	41,616	29,826
Global Total Return Income	1.00%	1.30%	(6)	10/31/2016	23,099	43,156	45,170	41,030
Millburn Hedge Strategy	1.75%	1.99%		10/31/2017	1,383	—	—	—
MLP & Infrastructure	1.25%	1.40%		10/31/2017	59,626	—	—	51,372
Floating Rate Income	1.00%	1.10%	(7)	10/31/2017	53,008	52,139	102,668	100,602
Hedged Income	1.25%	1.30%		10/31/2017	30,380	—	—	64,112
High Income	1.00%	1.20%		10/31/2017	39,914	28,192	62,056	56,226
Total Return Income	1.00%	1.30%		10/31/2017	29,829	1,211	18,847	20,080
Income Opporunity	1.25%	1.30%		10/31/2017	32,004	—	—	76,561
Time Value Trading	1.75%	1.99%		10/31/2017	17,856	—	—	49,474

(1) I shares expense limitation was 1.30% through October 31, 2015, increased to 1.50% on November 1,2015.

(2) I shares expense limitation was 1.25% through October 31, 2015, increased to 1.50% on November 1, 2015

(3) Expense limitation was 2.74% through October 31, 2015, decreased to 1.99% on November 1,2015.

(4) Expense limitation 1.74% through July 7th, 0.74% July 8th to October 31st and 0.35% November 1, 2015.

(5) Expense limitation was 1.30% through October 31, 2015, decreased to 1.10% on November 1,2015.

(6) I shares expense limitation was 1.30% through October 31, 2015, decreased to 1.10% on November 1, 2015.

(7) Expense limitation was 1.20% through October 31, 2015, decreased to 1.10% on November 1,2015.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

other expenses related to attendance at such meetings. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at December 31, 2015 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Fees Payable to Affiliate.”

The Time Value Trading Fund has an affiliated Broker in James I. Black & Company (“James Black”). James Black acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, James Black received $46,599 of brokerage commissions from the Fund for the six months ended December 31, 2015.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

For the six months or period ended December 31, 2015, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees			12b-1 Fees
Fund	Class A	Class C	Fund	Class A	Class C
Small-Cap Insider	$38,419	$53,724	Growth of Income	$19,378	$2,555
Hedged Insider	8,946	11,146	Aggressive Growth	1,256	64
Insider Buying	233,749	289,551	Hedged Premium Return	7,519	930
Insider Long/Short	8,771	10,783	Tactical Allocation	106,031	196,588
Hedged Commodity (2)	360	337	Global Capital Appreciation	28,594	32,422
Hedged Futures	757,557	829,427	Global Total Return Income	16,858	22,855
Insider Income	597	534	Millburn Hedge Strategy (3)	—	—
Intelligent Alternative	1,972	478	MLP & Infrastructure	9,337	7,856
IPOx Allocation (2)	76	5	Floating Rate Income	26,821	31,782
Macro Strategy	72,761	32,698	Hedged Income	669	722
Auctos Multi Strategy (1)	74	697	High Income	16,033	55,695
Dynamic Alpha	144,833	93,280	Total Return Income	8,234	49,750
Buyback Strategy	5,947	27,365	Income Opportunity	262	578
			Time Value Trading	33,563	6,681

(1) For the period August 13, 2015, through December 31, 2015.

(2) For the period September 30, 2015, through December 31,	(3) For the period December 28, 2015, through December 31,

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year or period ended June 30, 2015, and June 30, 2014, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2015	Income	Capital Gains	Capital	Total
Small-Cap Insider	$97,283	$—	$—	$97,283
Hedged Insider	2,531,138	16,019	—	2,547,157
Insider Buying	15,971,181	60,427	292,450	16,324,058
Insider Long/Short	179,743	69,416	—	249,159
Activist Investor	—	—	—	—
Insider Income	11,175	—	—	11,175
Hedged Futures	1,498,027	3,503,747	—	5,001,774
Intelligent Alternative	14,361	—	—	14,361
Dynamic Alpha	1,208,613	3,802,028	—	5,010,641
Buyback Strategy	607,511	—	—	607,511
Growth of Income	510,731	555,700	—	1,066,431
Aggressive Growth	—	—	—	—
Hedged Premium Return	159,778	—	—	159,778
Tactical Allocation	6,506,052	1,040,118	—	7,546,170
Macro Strategy	398,537	—	—	398,537
Global Capital Appreciation	854,938	901,370	—	1,756,308
Global Total Return Income	555,156	308,523	—	863,679
MLP & Infrastructure	41,713	—	156,573	198,286
Floating Rate Income	3,875,423	527	—	3,875,950
Hedged Income	11,648	—	—	11,648
High Income	3,065,111	—	174,323	3,239,434
Total Return Income	2,097,147	—	346,189	2,443,336
Time Value Trading	—	—	—	—
Income Opportunity	52,696	—	—	52,696

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2014	Income	Capital Gains	Capital	Total
Small-Cap Insider	$419,312	$—	$—	$419,312
Hedged Insider	316,439	—	—	316,439
Insider Buying	802,963	32,879	—	835,842
Insider Long/Short	78,976	5,095	—	84,071
Hedged Futures	—	—	—	—
Dynamic Alpha	—	2,256,471	—	2,256,471
Buyback Strategy	—	—	—	—
Growth of Income	132,239	903,259	—	1,035,498
Hedged Premium Return	—	—	—	—
Tactical Allocation	2,215,504	32,175	—	2,247,679
Macro Strategy	—	—	—	—
Global Capital Appreciation	256,688	205,967	—	462,655
Global Total Return Income	460,276	155,450	—	615,726
Floating Rate Income	1,531,463	—	—	1,531,463
High Income	6,006,027	2,879,107	—	8,885,134
Total Return Income	2,175,086	—	457,161	2,632,247

As of June 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
	Income	Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Small-Cap Insider	$259,029	$—	$(7,368,332)	$(12,899,682)	$(2,438,942)	$(22,447,927)
Hedged Insider	—	—	(1,250,414)	(1,895,843)	(510,711)	(3,656,968)
Insider Buying	—	—	—	(3,504,668)	413,183	(3,091,485)
Insider Long/Short	—	—	(19,027)	(1,915,121)	552,032	(1,382,116)
Activist Investor	—	—	—	(25,082)	(1,185)	(26,267)
Insider Income	—	—	(3,991)	(25,281)	16,600	(12,672)
Hedged Futures	—	16,063,255	—	(1,053,375)	—	15,009,880
Intelligent Alternative	12,265	517	—	—	(10,634)	2,148
Dynamic Alpha	—	2,372,958	—	—	11,727,714	14,100,672
Buyback Strategy	56,017	—	(256,407)	—	(462,276)	(662,666)
Growth of Income	265,356	902,482	—	—	4,922,228	6,090,066
Aggressive Growth	—	—	—	(18,201)	87,619	69,418
Hedged Premium Return	815,493	21,750	—	—	(36,871)	800,372
Tactical Allocation	8,500,844	1,935,909	—	—	(5,176,072)	5,260,681
Macro Strategy	547,392	—	—	—	(470,343)	77,049
Global Capital Appreciation	208,799	—	—	(285,366)	1,256,958	1,180,391
Global Total Return Income	—	22,602	—	—	1,172,722	1,195,324
MLP & Infrastructure	—	—	—	—	(373,723)	(373,723)
Floating Rate Income	44,352	—	(189,100)	(1,917,724)	(895,794)	(2,958,266)
Hedged Income	14,957	—	—	—	(13,948)	1,009
High Income	—	—	(12,288,274)	(4,308,127)	(15,429,449)	(32,025,850)
Total Return Income	—	—	(6,930,448)	(3,745,007)	(10,319,599)	(20,995,054)
Time Value Trading	473,644	942,654	—	—	—	1,416,298
Income Opportunity	5,817	—	—	(29,166)	19,032	(4,317)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, return of capital distributions from corporations, mark-to-market on 1256 contacts and passive foreign investment companies, and adjustments for real estate investment trusts, partnerships and business development companies.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Hedged Insider	$24,853
Insider Buying	1,305,577
Insider Long/Short	304,243
Activist Investor	1,514
Hedged Futures	1,053,375
Aggressive Growth	7,043

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Small-Cap Insider	$12,899,682
Hedged Insider	1,870,990
Insider Buying	2,199,091
Insider Long/Short	1,610,878
Activist Investor	23,568
Insider Income	25,281
Aggressive Growth	11,158
Global Capital Appreciation	285,366
Floating Rate Income	1,917,724
High Income	4,308,127
Total Return Income	3,745,007
Income Opportunity	29,166

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized. At June 30, 2015, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Expiring	Non-Expiring	Non-Expiring
	6/30/2017	Short-Term	Long-Term	Total
Small-Cap Insider	$257,132	$870,642	$6,240,558	$7,368,332
Hedged Insider	—	1,250,414	—	1,250,414
Insider Buying	—	—	—	—
Insider Long/Short	—	19,027	—	19,027
Activist Investor	—	—	—	—
Insider Income	—	3,991	—	3,991
Hedged Futures	—	—	—	—
Intelligent Alternative	—	—	—	—
Dynamic Alpha	—	—	—	—
Buyback Strategy	—	256,407	—	256,407
Growth of Income	—	—	—	—
Aggressive Growth	—	—	—	—
Hedged Premium Return	—	—	—	—
Tactical Allocation	—	—	—	—
Macro Strategy	—	—	—	—
Global Capital Appreciation	—	—	—	—
Global Total Return Income	—	—	—	—
MLP & Infrastructure	—	—	—	—
Floating Rate Income	—	182,252	6,848	189,100
Hedged Income	—	—	—	—
High Income	—	—	12,288,274	12,288,274
Total Return Income	—	—	6,930,448	6,930,448
Time Value Trading	—	—	—	—
Income Opportunity	—	—	—	—

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), section 305(c) deemed dividend distribution, the reclassification of ordinary and capital gain distributions, paydowns and net operating losses, and adjustments for real estate investment trusts, grantor trusts, passive foreign investment companies, partnerships, C-Corporations, non-deductible expense and the capitalization of in lieu of dividend payments, resulted in reclassification for the following Funds for the year ended June 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Small-Cap Insider	$—	$(41,831)	$41,831
Hedged Insider Buying	(65)	105,663	(105,598)
Insider Buying	—	(1,228,916)	1,228,916
Insider Long/Short	(81,157)	15,325	65,832
Activist Investor	(462)	325	137
Insider Income	(365)	365	—
Hedged Futures Strategy	—	10,713,449	(10,713,449)
Intelligent Alternative	—	(5,655)	5,655
Dynamic Alpha	(24,956)	30,828	(5,872)
Buyback Strategy	—	(11,243)	11,243
Growth of Income	—	9,399	(9,399)
Aggressive Growth	(4,903)	4,903	—
Hedged Premium Return	—	19,421	(19,421)
Tactical Allocation	—	—	—
Macro Strategy	—	172,789	(172,789)
Global Capital Appreciation	—	(57,664)	57,664
Global Total Return Income	—	(6,177)	6,177
MLP & Infrastructure	(2)	26,406	(26,404)
Floating Rate Income	—	(296)	296
Hedged Income	—	—	—
High Income	—	33,608	(33,608)
Total Return Income	—	(581,773)	581,773
Time Value Trading	—	154,792	(154,792)
Income Opportunity	—	5,271	(5,271)

(5)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Funds may be directly affected by the performance of the Fidelity Institutional Money Market Portfolio, Class I. The Fidelity Institutional Money Market Portfolio invests at least 80% of its assets in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The financial statements of the Fidelity Institutional Money Market Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2015, the percentage of the Hedged Commodity, Hedged Futures and Time Value Trading net assets invested in the Fidelity Institutional Money Market Portfolio were 50.7%, 76.6%, and 45.1%, respectively.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

(6)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2015, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Insider	Intelligent	IPOx	Macro	Dynamic	Aggressive	MLP &	Hedged
Owner	Income	Alternative	Allocation	Strategy	Alpha	Growth	Infrastructure	Income
Charles Schwab & Co., Inc.(1)					27%			54%
David Miller	35%		39%
Jerry Szilagyi & Isobel Szilagyi			38%
LPL Financial, LLC(1)		66%		36%			48%
Robert Groesbeck						88%

(1) These owners are comprised of multiple investors and accounts.

(7)	INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are advised by Catalyst Capital Advisors. Companies which are affiliates of the Funds’ at December 31, 2015 are noted in the Funds’ Schedule of Investments. Transactions during the period ended December 31, 2015 with companies which are affiliates are as follows:

		Value - Beginning		Sales	Realized	Unrealized	Dividend	Value - End
Fund	Affiliated Holding	of Year	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Income	of Year
Hedged Commodity
	TCG Cash Reserve Government Money Market Fund, Cl. I	$—	$200,000	$—	$—	$—	$13	$200,013
	TCG US Government Primary Liquidity Money Market Fund, Cl.	—	200,000	—	—	—	13	200,013
	TCG US Government Advantage Money Market Fund, Cl. I	—	200,000	—	—	—	13	200,013
	TCG Liquid Assets Government Money Market Fund, Cl. I	—	200,000	—	—	—	13	200,013
	TCG US Government Select Money Market Fund, Cl. I	—	200,000	—	—	—	14	200,014
	TCG Liquidity Plus Government Money Market Fund, Cl. I	—	200,000	—	—	—	14	200,014
	TCG US Government Max Money Market Fund, Cl. I	—	200,000	—	—	—	14	200,014
	TCG US Government Premier Money Market Fund, Cl. I	—	200,000	—	—	—	14	200,014
	TCG US Government Ultra Money Market Fund, Cl. I	—	200,000	—	—	—	14	200,014
	TCG Daily Liquidity Government Money Market Fund, Cl. I	—	200,000	—	—	—	14	200,014

Hedge Futures
	TCG Cash Reserve Government Money Market Fund, Cl. I	—	13,100,000	—	—	—	5,001	13,105,001
	TCG Daily Liquidity Government Money Market Fund, Cl. I	—	13,100,000	—	—	—	4,989	13,104,989
	TCG Liquid Assets Government Money Market Fund, Cl. I	—	13,100,000	—	—	—	4,948	13,104,948
	TCG Liquidity Plus Government Money Market Fund, Cl. I	—	13,100,000	—	—	—	4,961	13,104,961
	TCG US Government Advantage Money Market Fund, Cl. I	—	13,100,000	—	—	—	5,158	13,105,158
	TCG US Government Max Money Market Fund, Cl. I	—	13,100,000	—	—	—	5,005	13,105,005
	TCG US Government Premier Money Market Fund, Cl. I	—	13,100,000	—	—	—	4,997	13,104,997
	TCG US Government Primary Liquidity Money Market Fund, Cl.	—	13,100,000	—	—	—	4,971	13,104,971
	TCG US Government Select Money Market Fund, Cl. I	—	13,100,000	—	—	—	4,992	13,104,992

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

		Value - Beginning		Sales	Realized	Unrealized	Dividend	Value - End
Fund	Affiliated Holding	of Year	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Income	of Year
Intelligent Alternative
	Catalyst Hedged Commodity Strategy Fund, Cl. I	$—	$630,000	$—	$—	$(3,585)	$—	$626,415
	Catalyst Hedged Futures Strategy Fund, Cl. I	—	1,075,000	(60,000)	599	(9,236)	12,653	1,019,016
	Catalyst Insider Long/Short Fund, Cl. I	—	420,000	—	—	21,878	—	441,878
	Catalyst Macro Strategy Fund, Cl. I	—	550,000	(60,000)	4,398	32,824	3,880	531,102
	Catalyst Time Value Trading Fund, Cl. I	—	525,000	—	—	(104,483)	75,598	496,115
	Catalytst/Auctos Multi Strategy Fund, Cl. I	—	845,000	—	—	(13,910)	—	831,090

Macro Strategy
	TCG Cash Reserve Government Money Market Fund, Cl. I	—	1,100,000	—	—	—	—	1,100,000
	TCG Daily Liquidity Government Money Market Fund, Cl. I	—	1,100,000	—	—	—	—	1,100,000
	TCG Liquid Assets Government Money Market Fund, Cl. I	—	1,100,000	—	—	—	—	1,100,000
	TCG Liquidity Plus Government Money Market Fund, Cl. I	—	1,100,000	—	—	—	—	1,100,000
	TCG US Government Advantage Money Market Fund, Cl. I	—	1,100,000	—	—	—	43	1,100,043
	TCG US Government Max Money Market Fund, Cl. I	—	1,100,000	—	—	—	—	1,100,000
	TCG US Government Premier Money Market Fund, Cl. I	—	1,100,000	—	—	—	—	1,100,000
	TCG US Government Primary Liquidity Money Market Fund, Cl	—	1,100,000	—	—	—	—	1,100,000
	TCG US Government Select Money Market Fund, Cl. I	—	1,100,000	—	—	—	—	1,100,000
	TCG US Government Ultra Money Market Fund, Cl. I	—	1,100,000	—	—	—	—	1,100,000

Auctos Multi Strategy
	TCG Cash Reserve Government Money Market Fund, Cl. I	—	300,000	—	—	—	83	300,083
	TCG Daily Liquidity Government Money Market Fund, Cl. I	—	300,000	—	—	—	83	300,083
	TCG Liquid Assets Government Money Market Fund, Cl. I	—	300,000	—	—	—	83	300,083
	TCG Liquidity Plus Government Money Market Fund, Cl. I	—	300,000	—	—	—	83	300,083
	TCG US Government Advantage Money Market Fund, Cl. I	—	300,000	—	—	—	83	300,083
	TCG US Government Max Money Market Fund, Cl. I	—	300,000	—	—	—	83	300,083
	TCG US Government Premier Money Market Fund, Cl. I	—	300,000	—	—	—	83	300,083
	TCG US Government Primary Liquidity Money Market Fund, Cl	—	300,000	—	—	—	83	300,083
	TCG US Government Select Money Market Fund, Cl. I	—	300,000	—	—	—	83	300,083
	TCG US Government Ultra Money Market Fund, Cl. I	—	300,000	—	—	—	83	300,083

Time Value Trading
	TCG Cash Reserve Government Money Market Fund, Cl. I	—	100,000	—	—	—	143	100,143
	TCG US Government Primary Liquidity Money Market Fund, Cl	—	100,000	—	—	—	142	100,142
	TCG US Government Advantage Money Market Fund, Cl. I	—	100,000	—	—	—	143	100,143
	TCG Liquid Assets Government Money Market Fund, Cl. I	—	100,000	—	—	—	139	100,139
	TCG US Government Select Money Market Fund, Cl. I	—	100,000	—	—	—	142	100,142
	TCG Liquidity Plus Government Money Market Fund, Cl. I	—	100,000	—	—	—	141	100,141
	TCG US Government Max Money Market Fund, Cl. I	—	100,000	—	—	—	142	100,142
	TCG US Government Premier Money Market Fund, Cl. I	—	100,000	—	—	—	142	100,142
	TCG US Government Ultra Money Market Fund, Cl. I	—	100,000	—	—	—	143	100,143
	TCG Daily Liquidity Government Money Market Fund, Cl. I	—	100,000	—	—	—	142	100,142

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2015	SEMI-ANNUAL REPORT

(8)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The following Funds have paid dividends:

		Dividend	Record	Ex/Payable
Fund		Per Share	Date	Date
Insider Income	Class A	0.0189	1/27/2016	1/28/2016
Insider Income	Class C	0.0137	1/27/2016	1/28/2016
Insider Income	Class I	0.0206	1/27/2016	1/28/2016
MLP & Infrastructure	Class A	0.0525	1/27/2016	1/28/2016
MLP & Infrastructure	Class C	0.0500	1/27/2016	1/28/2016
MLP & Infrastructure	Class I	0.0533	1/27/2016	1/28/2016
Floating Rate Income	Class A	0.0594	1/27/2016	1/28/2016
Floating Rate Income	Class C	0.0552	1/27/2016	1/28/2016
Floating Rate Income	Class I	0.0614	1/27/2016	1/28/2016
Hedged Income	Class A	0.0278	1/27/2016	1/28/2016
Hedged Income	Class C	0.0221	1/27/2016	1/28/2016
Hedged Income	Class I	0.0294	1/27/2016	1/28/2016
High Income	Class A	0.0257	1/27/2016	1/28/2016
High Income	Class C	0.0240	1/27/2016	1/28/2016
High Income	Class I	0.0263	1/27/2016	1/28/2016
Total Return Income	Class A	0.0280	1/27/2016	1/28/2016
Total Return Income	Class C	0.0260	1/27/2016	1/28/2016
Total Return Income	Class I	0.0286	1/27/2016	1/28/2016
Income Opportunity	Class A	0.0169	1/27/2016	1/28/2016
Income Opportunity	Class C	0.0114	1/27/2016	1/28/2016
Income Opportunity	Class I	0.0187	1/27/2016	1/28/2016

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Consideration and Renewal of Management Agreement with Catalyst Capital Advisors LLC with respect to Catalyst Dynamic Alpha Fund, Catalyst/Princeton Floating Rate Income Fund, Catalyst/Lyons Hedged Premium Return Fund and Catalyst/EquityCompass Buyback Strategies Fund

In connection with the regular meeting held on November 18 & 19, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a management agreement between the Trust and Catalyst Capital Advisors LLC (“Eventide”), with respect to Catalyst Dynamic Alpha Fund (the “Dynamic Alpha Fund”), Catalyst/Princeton Floating Rate Income Fund (the “Princeton Fund”), Catalyst/Lyons Hedged Premium Return Fund (“Hedged Premium Return Fund”) and Catalyst/EquityCompass Buyback Strategies Fund (the “Buyback Strategy Fund “) (each individually a “Fund” and collectively the “Funds”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Catalyst (“Catalyst 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the Catalyst 15(c) Response, which provided an overview of the services provided by Catalyst, as well as information on the firm’s personnel and its compliance and litigation record. The Trustees then discussed the nature of Catalyst’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. They considered that Catalyst is responsible for monitoring the sub-advisor’s performance and compliance with legal standards as well as compliance in trading within the Funds’ investment strategy. They noted that Catalyst recently promoted two individuals, one to serve as Chief Compliance Officer (“CCO”) and one to serve as Director of Risk Management. The Trust’s CCO informed the Board that he had reviewed Catalyst’s compliance policies and procedures, and Catalyst has a compliance program reasonably designed to prevent violations of applicable laws. The Trustees also noted that Catalyst’s internal standards for trading compliance are stricter than required. They noted that the National Futures Association conducted an exam of Catalyst and that no material issues were found. After further discussion and review of the Catalyst 15c Response; the Trustees concluded that Catalyst has provided an acceptable level of service.

Performance.

Dynamic Alpha Fund

The Trustees reviewed the performance of the Fund over the last one year and since inception periods, and compared the Fund’s performance to the peer group selected by Catalyst,

the Large Growth Morningstar category, and the S&P 500 Total Return Index. The Trustees noted favorably that the Fund outperformed each of those metrics for the one year and since inception periods. The Trustees also noted that the Fund currently has a five star Morningstar rating indicating the strength of the Fund’s performance. The Trustees concluded after further discussion that the Fund’s performance was reasonable.

Princeton Fund

The Trustees reviewed the performance of the Fund over the last one year and since inception periods, and compared the Fund’s performance to the peer group selected by Catalyst, the Bank Loan Morningstar category, and the LSTA Lev Loan 100 index. The Trustees noted that the Fund underperformed the peer group and Morningstar category, but outperformed the benchmark index for the one year period. The Trustees further noted that the Fund outperformed each of those metrics for the since inception period. The Trustees acknowledged that performance for the past year has been weak. The Trustees also noted that the Fund’s strategy is expected to generate greater returns as interest rates increase, and it is widely anticipated that interest rates will be increasing shortly. The Trustees further noted that the strength of the Fund’s performance over early periods is indicative of the potential for the investment strategy to generate strong returns for shareholders. The Trustees concluded after further discussion that the Fund’s performance was reasonable.

Hedged Premium Return Fund

The Trustees reviewed the performance of the Fund over the last one year and since inception periods, and compared the Fund’s performance to the peer group selected by Catalyst, the Long/Short Equity Morningstar category, the Large Blend Morningstar Category and the S&P 500 Total Return Index. The Trustees noted that the Fund outperformed each metric for the one year and since inception period. The Trustees further noted that the Fund outperformed each of those metrics for the since inception periods. The Trustees were pleased with the strength of the returns generated for shareholders. After further discussion, the Trustees concluded that the Fund’s performance was reasonable.

Buyback Strategy Fund

The Trustees reviewed the performance of the Fund over the last one year and since inception periods, and compared the Fund’s performance to the peer group selected by Catalyst, the Mid-Cap Blend Morningstar category, and the S&P 500 Total Return Index. The Trustees noted that the Fund outperformed the peer group and Morningstar category, but underperformed the benchmark index. The Trustees further noted that the Fund underperformed each of those metrics for the since inception period. The Trustees acknowledged that performance for the since inception period has been weak. The Trustees also noted though that the Fund launched just under two years ago and that performance improved significantly over the second year of operations and that year-to-date, the Fund was in the top decile of its Morningstar Category. The Trustees concluded after further discussion that the Fund’s performance was reasonable.

Fees and Expenses.

Dynamic Alpha Fund

The Trustees compared the Fund’s management fee of 1.00% of average daily net assets, to the average fees and expenses for the funds in the peer group and Morningstar category. The Trustees noted that the management fee for the Fund is higher than the average for the Fund’s peer group and Morningstar category, but within their high/low ranges. The Trustees also considered the Fund’s net expense ratio of 1.35% was lower than the average net expense ratio of the peer group and the Morningstar category. The Trustees concluded, after further discussion, that the advisory fee is reasonable.

Princeton Fund

The Trustees compared the Fund’s management fee of 1.00% of average daily net assets, to the average fees and expenses for the funds in the peer group and Morningstar category. The Trustees noted that the management fee for the Fund is higher than the average for the Fund’s peer group and Morningstar category but is within the high/low range of the peer group and at the top of the high/low range of the Morningstar category. The Trustees further noted that the Fund’s net expense ratio of 1.49% was also higher than the average net expense ratio of the peer group and Morningstar category, but within their high low ranges. The Trustees considered that Catalyst has consistently waived a portion of the advisory fee to meet the expense cap stated in the expense limitation agreement between Catalyst and the Trust with regard to the Fund. After further discussion, the Trustees concluded that continued monitoring for reasonableness of fees will be needed as the Fund grows but that the advisory fee currently is reasonable.

Hedged Premium Return Fund

The Trustees compared the Fund’s management fee of 1.25% of average daily net assets, to the average fees and expenses for the funds in the peer group and Morningstar category. The Trustees noted that the management fee for the Fund is higher than the average for the Fund’s peer group, Long/Short Morningstar category and Large Blend MorningStar Category, but within the high/low ranges of each of those groupings. The Trustees then considered that the Fund’s net expense ratio of 1.50% was lower than the average net expense ratio of the peer group and the Long/Short Equity Morningstar category, but higher than the average net expense ratio for the Large Blend MorningStar Category. The Trustees also noted that the Fund’s expense ratio was within the high/low range of the average net expense ratio for the Large Blend MorningStar Category. The Trustees considered that the Fund’s strategy shares greater similarities with the investment strategies of Funds in the Long/Short MorningStar category than the investment strategies of Funds in the Large Blend MorningStar category and so the fees charged by Catalysts of funds in the Long/Short category are more indicative of what would be reasonable fees for Catalyst to charge for its services. The Trustees also considered that the Fund is relatively small and so Catalyst needs to retain a higher percentage of net daily assets as their advisory fee in order to accrue the profits necessary to effectively manage the Fund. The Trustees concluded, after further discussion, that the advisory fee is reasonable.

Buyback Strategy Fund

The Trustees compared the Fund’s management fee of 1.00% of average daily net assets, to the average fees and expenses for the funds in the peer group and Morningstar category. The Trustees noted that the management fee for the Fund is higher than the average for the Fund’s peer group and Morningstar category but at the top the high/low range of both. The Trustees further noted that the Fund’s net expense ratio of 1.50% was also lower than the average net expense ratio of the peer group and higher than, but within the high/ low range of, the average net expense ratio of the Morningstar category. The Trustees also considered that the Fund employs a unique strategy utilizing buy back overlays requiring additional research that justifies a higher fee than that charged by advisors of funds within the Peer Group and Morningstar Category. The Trustees concluded, after further discussion, that the advisory fee is reasonable.

The Trustees then discussed the allocation of fees between Catalyst and sub-advisor of each Fund relative to their respective duties and other factors, and agreed, based on Catalyst’s continued belief that the sub-advisor is meeting its expectations, that the allocation of fees between Catalyst and each sub-advisor was appropriate.

Profitability. The Trustees considered Catalyst’s profitability in connection with its relationship with the Funds. They noted that Catalyst reported modest profits from its services to the Dynamic Alpha Fund and the Princeton Fund in terms of both the percentage of the advisory fees retained as profit after waiver and reimbursement and the actual dollar figure reflected in those percentages. The Trustees also acknowledged that Catalyst reported losses from the services it provided to the Buyback Strategy Fund and, more significantly, the Hedged Premium Return Fund. The Trustees concluded, after further discussion of the profitability analysis provided, that excessive profitability from Catalyst’s relationship with the Funds is not an issue at this time.

Economies of Scale. The Trustees considered whether Catalyst had achieved economies of scale with respect to the management of the Funds. They discussed the Funds’ prospects for growth. The Trustees discussed Catalyst’s position that breakpoints should not be employed. The Trustees acknowledged that Catalyst is currently waiving a portion of its management fee with regard to each of the Funds. The Trustees recognized that the Funds have not yet reached economies of scale, accepted Catalyst’s position regarding breakpoints as reasonable at this time, and for the Funds determined to revisit whether breakpoints are appropriate at the next renewal of the management agreement.

Conclusion. Having requested and received such information from Catalyst as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the renewal of the Management Agreement is in the best interests of the shareholders of the Catalyst Dynamic Alpha Fund, the Catalyst/Princeton Floating Rate Income Fund, the Catalyst/Lyons Hedged Premium Return Fund, and Catalyst/EquityCompass Buyback Strategies Fund.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors LLC and Cookson, Peirce & Co., Inc. with respect to the Catalyst Dynamic Alpha Fund

In connection with a meeting held on November 18 & 19, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”) and Cookson, Peirce & Co., Inc. (“Cookson”), with respect to the Catalyst Dynamic Alpha Fund (the “Fund”) (the “Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Cookson (“Cookson 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the Cookson’s 15(c) Response, which provided an overview of the services provided by Cookson, as well as information on the firm’s personnel and the compliance and litigation record. The Trustees noted one of the members of senior management retired, but there were no other changes to the management team since the Sub-Advisory Agreement was last considered for renewal. The Trustees discussed the nature of Cookson’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Trustees next considered that Cookson is responsible for day to day investment activities of the Fund, as well as for monitoring the Fund’s compliance both with legal standards and trading within the Fund’s investment strategy. The Trust’s CCO reported that he had visited Cookson’s offices and reviewed their compliance record, manual, and procedures with senior management at Cookson. The Trust’s CCO informed the Trustees that his meetings were productive; that Cookson had incurred no material compliance issues, administrative actions, or litigation since this agreement was last considered; and that Cookson’s compliance program is reasonably designed. The Trustees concluded that Cookson has provided a level of service consistent with Catalyst’s and the Board’s expectations.

Performance. The Trustees reviewed the performance of the Fund over the last one year and since inception periods, and compared the Fund’s performance to the S&P 500 Total Return Index. The Trustees noted favorably that the Fund outperformed the index for each period. The Trustees also noted that the Fund currently has a five star Morningstar rating indicating the strength of the Fund’s performance. The Trustees concluded, after further discussion, that the Fund’s performance was reasonable.

Fees and Expenses. The Trustees considered that the sub-advisory fee charged by the sub-advisor for its services to the Fund is 0.50% of the net advisory fee earned by Catalyst (minus certain other expenses). Mr. Szilagyi noted that Cookson receives 100% of the portion of the advisory fees earned on assets invested in the Fund by the sub-advisor’s clients. The

Trustees compared the sub-advisory fee to the fees charged by Cookson for its separately managed accounts (“SMA”) which range based on the asset level of each SMA from 0.50% to 1.00% of daily net assets. The Trustees noted that the sub-advisory fee is the equivalent of the minimum fee which Cookson otherwise charges for its services. The Trustees were pleased that Advisor had negotiated a competitive fee for the Fund to benefit of shareholders. The Trustees concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees considered the sub-advisor’s profitability in connection with its relationship with the Fund. They noted that Cookson’s profitability in terms of percentage of management fee retained in excess of expenditures was approximately 50% but that the actual dollar figure of profit earned is quite modest. After further discussion of Cookson’s profitability analysis, the Trustees noted that the issue of excessive profitability will have to be monitored moving forward as fund assets grow and profits increase but, that excessive profitability from Cookson’s relationship with the Fund is not an issue at this time.

Economies of Scale. The Trustees considered whether Cookson has realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an Advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Cookson as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Catalyst Dynamic Alpha Fund.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors LLC and Princeton Advisory Group, Inc. with respect to the Catalyst/Princeton Floating Rate Income Fund

In connection with a meeting held on November 18 & 19, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”) and Princeton Advisory Group, Inc. (“Princeton”), with respect to the Catalyst/Princeton Floating Rate Income Fund (the “Fund”) (the “Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Princeton (“Princeton 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the Princeton 15(c) Response, which provided an overview of the services provided by Cookson, as well as information on the firm’s personnel and the compliance and litigation record. The Trustees discussed the nature of Princeton’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Trustees next considered that Princeton is responsible for day to day investment activities of the Fund, as well as for monitoring the Fund’s compliance both with legal standards and trading within the Fund’s investment strategy. The Trust’s CCO reported that he had visited Princeton’s offices and met with Princeton’s senior staff to discuss their compliance record, manual, and procedures. The Trust’s CCO informed the Trustees that the sub-advisor had incurred no material compliance issues, administrative actions, or litigation since this agreement was last considered, and that the sub-advisor’s compliance program is reasonably designed. The Trust’s CCO also explained that he has a strong working relationship with the sub-advisor’s CCO who consults him as need with regard to compliance issues. The Trustees concluded that the sub-advisor has provided a level of service consistent with the advisor’s and the Board’s expectations.

Performance. The Trustees reviewed the performance of the Fund over the last one year and since inception periods, and compared the Fund’s performance to the LSTA Lev Loan 100 index. The Trustees noted that the Fund outperformed the benchmark index for each period. The Trustees recalled their discussion earlier in the meeting regarding the Fund’s underperformance relative to the Morningstar Bank Loan category and a group of peer group funds selected by the Advisor. The Trustees noted that the Fund’s strategy is expected to generate greater returns as interest rates increase, and it is widely anticipated that interest rates will be increasing. The Trustees acknowledged that Catalyst has been pleased with Princeton’s ability do to mitigate the greater potential losses which could have occurred due to market forces over the past year. The Trustees also noted that the strength of the Fund’s performance over early periods is indicative of the potential for the investment strategy to generate strong returns for shareholders. The Trustees concluded after further discussion that the Fund’s performance was reasonable.

Fees and Expenses. The Trustees considered that the sub-advisory fee charged by Princeton for its services to the Fund is 0.50% of the net advisory fee earned by Catalyst (minus certain other expenses). The Trustees compared the sub-advisory fee to the fees charged by Princeton for its separately managed accounts (“SMA”) and for the services it provides to the hedge funds it manages. The Trustees noted that Princeton’s charges its SMAs advisory fees ranging from 0.40% to 1.00% of daily net assets, and that Princeton charges to its Hedge Funds advisory fees ranging from 1.00% to 1.50% of net daily assets plus performance fees. The Trustees noted that the sub-advisory fee charged to the Fund is nearly the minimum fee which Princeton otherwise charges for its services. The Trustees were pleased Catalyst had negotiated a competitive fee for the Fund to benefit of shareholders. The Trustees concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees considered Princeton’s profitability in connection with its relationship with the Fund. They noted that Princeton’s profitability in terms of percentage of sub-advisory fee retained in excess of expenditures is not insignificant but that the actual dollar figure of profit earned is quite modest. The Trustees concluded, after further discussion of

Princeton’s profitability analysis, that excessive profitability from Princeton’s relationship with the Fund is not an issue at this time.

Economies of Scale. The Trustees considered whether Princeton has realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Princeton as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Catalyst/Princeton Floating Rate Income Fund.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors LLC and Lyons Wealth Management, LLC with respect to Catalyst/Lyons Hedged Premium Return Fund

In connection with a meeting held on November 18 & 19, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”) and Lyons Wealth Management, LLC (“Lyons”), with respect to the Catalyst/Lyons Hedged Premium Return Fund (the “Fund”) (the “Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Lyons (“Lyons 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the Lyons’ 15(c) Response, which provided an overview of the services provided by Lyons, as well as information on the firm’s personnel and the compliance and litigation record. The Trustees noted that one portfolio manager is no longer with the firm who was part of Lyons’ management team when the Sub-Advisory Agreement was last considered for renewal. The Trustees considered the allegations of wrongdoing by Lyons respecting other client accounts managed by Lyons by a former portfolio manager and noted that the Catalyst CCO and Trust’s CCO conducted an investigation of these allegations and found the allegations to be without merit. They also noted that the SEC investigated this matter as well and Catalyst, Lyons and Trust’s CCO expect the SEC to find the allegations to be without merit as well. The Trustees discussed the nature of Lyon’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Trustees next considered that Lyons is responsible for day to day investment activities of the Fund, as well as for monitoring the Fund’s compliance both with legal standards and trading within the Fund’s investment strategy. The Trust’s CCO informed the Trustees that he had visited Lyons’ facilities, reviewed its compliance manual and procedures, and had found Lyons’ compliance environment to be reasonably designed. The Trustees concluded that Lyons has provided a level of service consistent with the Advisor’s and the Board’s expectations.

Performance. The Trustees reviewed the performance of the Fund over the last one year and since inception periods, and compared the Fund’s performance to the S&P 500 Total Return Index. The Trustees noted favorably that the Fund outperformed the benchmark index for the one year and since inception periods. The Trustees were pleased with the strength of the returns generated for shareholders. After further discussion, the Trustees concluded that the Fund’s performance was reasonable.

Fees and Expenses. The Trustees considered that the sub-advisory fee charged by Lyons for its services to 50% of the net advisory fee earned by Catalyst (minus certain other expenses). A representative of Catalyst reported that Lyons is currently receiving less than 0.20% as a result of the advisory fee level waivers. The Trustees noted that the sub-advisory fee charged by Lyons for its separately managed accounts (“SMA”) is 1.50% of average daily net assets. The Trustees acknowledged that the sub-advisory fee charged to the Fund is significantly lower than the fee which Lyons otherwise charges for its services. The Trustees were pleased Catalyst had negotiated a competitive fee for the Fund to benefit of shareholders. The Trustees concluded that the Sub-Advisory fee was reasonable.

Profitability. The Trustees considered Lyons’ profitability in connection with its relationship with the Fund. They noted that Lyon’s has not yet derived a profit from the services it provides to the Fund. The Trustees concluded, after further discussion of the sub-advisor’s profitability analysis, that excessive profitability from Lyons’ relationship with the Fund is not an issue at this time.

Economies of Scale. The Trustees considered whether Lyons has realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Lyons as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Catalyst/Lyons Hedged Premium Return Fund.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors LLC and Choice Financial Partners, Inc. d/b/a EquityCompass Strategies with respect to the Catalyst/EquityCompass Buyback Strategies Fund

In connection with a meeting held on November 18 & 19, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”) and Choice Financial Partners, Inc. d/b/a EquityCompass Strategies (“Princeton”), with respect to the Catalyst/EquityCompass Buyback Strategies Fund(the “Fund”) (the “Sub -Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by EquityCompass (“EquityCompass 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the EquityCompass’ 15(c) Response, which provided an overview of the services provided by EquityCompass, as well as information on the firm’s personnel and the compliance and litigation record. The Trustees considered the changes to the key personnel servicing the Fund since the Sub-Advisory Agreement was last considered for renewal. The Trustees discussed the nature of EquityCompass’ operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Trustees next considered that EquityCompas is responsible for researching and recommending investment decisions for implementing the Fund’s investment strategy but that Catalyst makes final determinations as to which securities to purchase and sell. The Trustees also considered that Equity Compass is responsible for monitoring the Fund’s compliance both with legal standards and trading within the Fund’s investment strategy. The Trust’s CCO informed the Trustees that EquityCompass’ compliance environment is reasonable. The Trust’s CCO informed the Trustees that EquityCompass had incurred no material compliance issues, administrative actions, or litigation since this agreement was last considered. The Trustees concluded that EquityCompass has provided a level of service consistent with Catalyst’s and the Board’s expectations.

Performance. The Trustees reviewed the performance of the Fund over the last one year and since inception periods, and compared the Fund’s performance to the Russell 3000 Index. The Trustees noted that the Fund underperformed the benchmark index. The Trustees acknowledged that performance for the since inception period has been weak. They discussed EquityCompass’ commentary regarding the cyclical nature of the strategy and its assertion that the strategy will perform well overtime. The Trustees also noted though that the Fund launched just under two years ago and that performance improved significantly over the second year of operations. The Trustees concluded after further discussion that the Fund’s performance was reasonable.

Fees and Expenses. The Trustees considered that the sub-advisory fee charged by the sub-advisor for its services to the Fund is 50% of the net advisory fee earned by Catalyst (minus certain other expenses). The Trustees noted that the sub-advisory fee charged by EquityCompass for its separately managed accounts (“SMA”) is 0.53% of average daily net assets. The Trustees noted favorably that the sub-advisory fee charged to the Fund is lower than the fee which EquityCompass charges for services to its SMAs. The Trustees were pleased that Catalyst had negotiated a competitive fee for the Fund to benefit of shareholders. The Trustees concluded that the sub-advisory fee was reasonable.

Profitability. The Trustees considered the sub-advisor’s profitability in connection with its relationship with the Fund. They noted that EquityCompass’ profitability in terms of percentage of sub-advisory fee retained in excess of expenditures is approximately 9.2% and that the actual dollar figure of profit earned is also quite low. The Trustees concluded, after further discussion of EquityCompass’ profitability analysis, that excessive profitability from EquityCompass’ relationship with the Fund is not an issue at this time.

Economies of Scale. The Trustees considered whether EquityCompass has realized economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from EquityCompass as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Catalyst/EquityCompass Buyback Strategies Fund.

Consideration and Renewal of Management Agreement with Catalyst Capital Advisors LLC with respect to Catalyst Hedged Futures Strategy Fund

In connection with the regular meeting held on August 13 & 24, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a management agreement between the Trust and Catalyst Capital Advisors LLC (“Catalyst”), with respect to Catalyst Hedged Futures Strategy Fund (the “Fund”)(the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Catalyst(“ Catalyst 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the Catalyst 15(c) Response, which provided an overview of the services provided by Catalyst, as well as information on the firm’s personnel and the firm’s compliance program. The Trustees discussed the background and experience of the portfolio manager, noting that the portfolio manager has managed the Fund’s portfolio since inception. The Trustees noted that Catalyst has expanded its staff since the most recent renewal of the Management Agreement by adding a well-qualified trading analyst to assist the Fund’s portfolio manager. The Trustees then discussed Catalyst’s compliance program and noted their satisfaction with Catalyst’s appointment of a new Chief Compliance Officer and designation of a new Risk Manager earlier in the year. The Trustees concluded that Catalyst has provided a level of service consistent with the Board’s expectations.

Performance. The Trustees reviewed the performance of the Fund over the last one year, five year and since inception periods, and compared the Fund’s performance to that of the S&P 500 Total Return Index, a peer group selected by Catalyst, and other funds within the Morningstar Managed Futures Category. They noted that the Fund significantly underperformed its benchmarks, peer group, and Morningstar category for the most recent year. The Trustees further noted that the Fund’s performance strongly exceeded that of its peer group and Morningstar category over the past five years. They considered that the Fund reorganized into the Trust in 2013 and that prior performance relates to the portfolio manager, but not Catalyst. The Trustees noted favorably the Fund’s positive returns for the one year period of 1.66% and positive returns for the five year period of 8.23%. The Trustees acknowledge that the Fund’s assigned Morningstar category may not provide the most accurate relative comparison for the Fund. After further discussion, the Trustees concluded that the Fund’s performance was reasonable.

Fees and Expenses. The Trustees noted Catalyst charges an advisory fee of 1.75%. The Board noted that the advisory fee and net expense ratio of the Fund are higher than the average, but within the high low range of the fees and net expenses of the funds within the peer group and the Morningstar category. They noted the more active and distinct management process utilized by Catalyst for the Fund. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees considered Catalyst’s profitability in connection with its relationship with the Fund. They noted Catalyst reported a meaningful profit, both in actual dollars and as a percent of revenue in connection with its services to the Fund. The Trustees concluded, after further discussion of the profitability analysis provided, that Catalyst’s profitability from its relationship from the Fund was not excessive and that they will continue to monitor to ensure that Catalyst’s profitability does not become excessive.

Economies of Scale. The Trustees considered whether Catalyst had achieved economies of scale with respect to the management of the Fund. The Trustees noted that Catalyst has not suggested creating breakpoints. The Trustees discussed the Fund’s significant increase in assets, during which they noted that, due to the high level of assets of the Fund, the Fund’s expense ratio has reduced to beneath the expense cap which results in a strong benefit to shareholders. The Trustees determined, after further discussion, that in light of the Fund’s capacity limitations, a lack of break points in the advisory fee was acceptable at this time.

Conclusion. Having requested and received such information from Catalyst as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that renewal of the Management Agreement was in the best interests of the Catalyst Hedged Futures Strategy Fund and its shareholders.

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors LLC and SMH Capital Advisors, Inc. with respect to the Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund

In connection with a meeting held on August 13 & 24, 2015 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”) and SMH Capital Advisors, Inc. (“SMH”), with respect to the Catalyst/SMH High Income Fund (the “High Income Fund”) and the Catalyst/SMH Total Return Income Fund (the “Total Return Income Fund”) (the “Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sub-Advisory Agreement. In connection with their deliberations regarding renewal of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by SMH(“ SMH 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the SMH 15(c) Response, which provided an overview of the services provided by SMH, as well as information on the firm’s personnel and compliance program of SMH. The Trustees then discussed the nature of SMH’s operations, the significant research performed by the analysts on potential investments, the quality of its compliance infrastructure and the experience of its fund management personnel. The Trustees also noted favorably that SMH reported no compliance, regulatory or litigation issues since the last agreement renewal. The Trustees concluded that SMH has provided a level of service consistent with the Board’s expectations.

Performance. The Trustees reviewed the performance for each Fund for the one-year, five-year and since inception periods.

High Income Fund. The Trustees noted that the Fund had underperformed its benchmark for each of the periods presented, particularly over the last year. The Board favorably acknowledged the Fund’s positive five-year and since inception returns. The Board noted that the Fund’s long-term performance has been volatile, but with periods of strong performance. They considered Catalyst’s explanation that the Fund’s recent underperformance was due in part to the Fund not investing in strong performing industries and due to the poor performance of certain bonds held by the Fund. They further noted SMH’s expectation for improved performance over the long term. After further discussion, the Board determined to revisit the Fund’s performance in six months and directed management to closely monitor the Fund’s performance. They agreed that SMH has demonstrated the ability to capture significant upside in certain markets, and should be allowed to continue with its strategy.

Total Return Income Fund. The Trustees noted that the Fund had significantly underperformed its benchmark for each of the periods presented. The Board noted that the Fund’s long-term performance has been volatile, but with periods of strong performance. They considered Catalyst’s explanation that the Fund’s recent underperformance was due in part to the Fund not investing in strong performing industries and due to the poor performance certain BDCs held by the Fund. They further noted SMH’s expectation for improved performance over the long term. After further discussion, the Board determined to revisit the Fund’s performance in six months and directed management to closely monitor the Fund’s performance.

Fees and Expenses. The Trustees considered the sub-advisory fee charged by the SMH for its services to the Funds, and compared it to the fees charged by SMH to its separate account clients. They noted that the fee SMH receives from Catalyst is consistent with the fees it receives from other clients. The Trustees concluded that the sub-advisory fee received by SMH for each Fund was reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by SMH for each Fund. The Trustees noted SMH realized a profit from its relationship with each Fund. The Trustees agreed that SMH’s profits were reasonable in terms of actual dollars earned as well as percentage of revenue retained with regard to each of the Funds. After discussion, the Trustees concluded SMH’s profitability was reasonable with respect to each of the Funds.

Economies of Scale. The Trustees considered whether SMH has realized economies of scale with respect to the management of the Funds. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. The Trustees noted that neither Fund’s Sub-Advisory Agreement provides for breakpoints, but after further discussion, determined that was acceptable based on current circumstances.

Conclusion. Having requested and received such information from SMH as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee is reasonable and that renewal of the Sub-Advisory Agreement was in the best interests of both the Catalyst/SMH High Income Fund and the Catalyst/SMH Total Return Fund and their respective shareholders.

Consideration and Approval of Management Agreement with Catalyst Capital Advisors LLC with respect to Catalyst/Auctos Managed Futures Multi-Strategy Fund

In connection with the regular meeting held on May 22, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors LLC (“Catalyst”), with respect to Catalyst/Auctos Managed Futures Multi-Strategy Fund (the “Fund”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Catalyst(“ Catalyst 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the Catalysts 15c Response, and considered Catalyst’s duties under the terms of the Management Agreement and, at the Trustees request, a representative of Catalyst discussed the services Catalyst will provide to the Fund. He explained that Catalyst supervises the Fund’s investment program, is responsible for investment decisions, and provides investment research. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s funds (the “Catalyst Funds”) with varying investment objectives and strategies. The Trustees agreed that they have had a positive experience over the years with Catalyst. They noted Catalyst continues to enhance the resources available to the funds it advises, and has consistently brought value to shareholders through the enhancement of its existing personnel, addition of new personnel, and by identifying talented portfolio managers. They noted Catalyst reported no material compliance issues. The Trustees concluded that Catalyst has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board discussed the performance information contained in the Catalyst 15(c) Response and noted the performance of the existing Catalyst Funds. The Board discussed the existing Catalyst Funds’ performance. The Board also considered the performance of the Auctos program noting that it is substantially similar to the Fund’s strategy. The Trustees agreed that, based on the existing Catalyst Funds’ performance over prior periods and the experience, track record, and qualifications of the portfolio manager, Catalyst was expected to obtain an acceptable level of investment returns to shareholders of the

Fund. The Trustees concluded they have a reasonable basis to believe that Catalyst will deliver positive performance for the Fund and its future shareholders.

Fees and Expenses. The Trustees reviewed the Fund’s proposed management fee and expense ratio, and compared them to those of Catalyst selected peer group and the Morningstar category. They noted Catalyst proposed to charge a fee of 1.75% with an expense ratio of 1.99%. The Trustees considered that both the proposed fee and expense ratio are below the peer group average (1.93% and 2.66%, respectively), and within the range of fees for the Morningstar Managed Futures Long/Short Equity Category. After discussion, the Trustees concluded that the management fee is reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Catalyst and noted Catalyst anticipates realizing a small net profit in connection with its relationship with the Fund during the initial 12-months of the Management Agreement. They noted Catalyst has contractually agreed to limit Fund expenses, and that the level of profitability projected was not excessive in terms of actual dollars or percentage of revenue. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. However, the Trustees recognized that Catalyst will be reimbursing expenses and waiving fees for at least the first year of the agreement, and although Catalyst does not believe that breakpoints are necessarily appropriate for the Fund, the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth. The Trustees noted that Catalyst will bear significant startup costs and is assuming entrepreneurial risk in launching the Fund, and concluded that any breakpoints will be some time in the future.

Conclusion. Having requested and received such information from Catalyst as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Management Agreement is in the best interests of the future shareholders of Catalyst/Auctos Managed Futures Multi-Strategy Fund.

Consideration and Approval of Management Agreement with Catalyst Capital Advisors LLC with respect to Catalyst Hedged Commodity Strategy Fund

In connection with the regular meeting held on May 22, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors LLC (“Catalyst”), with respect to Catalyst Hedged Commodity Strategy Fund (the “Fund”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Catalyst(“ Catalyst 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the Catalyst’s 15c Response, and considered Catalyst’s duties under the terms of the Management Agreement and, at the Trustees request, Mr. Szilagyi discussed the services Catalyst will provide to the Fund. He explained that Catalyst supervises the Fund’s investment program, is responsible for investment decisions, and provides investment research. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s funds (the “Catalyst Funds”) with varying investment objectives and strategies. The Trustees noted their familiarity with Catalyst and agreed that the Board has had a positive experience over the years with the advisor. They noted Catalyst continues to enhance the resources available to the funds it advises, and has consistently brought value to shareholders. They noted Catalyst reported no material compliance issues. The Trustees concluded that Catalyst has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board discussed the performance information contained in the Catalyst 15(c) Response and noted the performance of the existing Catalyst Funds. The Trustees agreed that, based on the existing Catalyst Funds’ performance over prior periods and the experience and qualifications of the portfolio management team, Catalyst was expected to obtain an acceptable level of investment returns to shareholders of the Fund. The Trustees concluded they have a reasonable basis to believe that Catalyst will deliver positive performance for the Fund and its future shareholders.

Fees and Expenses. Fees. The Trustees noted Catalyst proposed to charge an advisory fee of 1.75% with an estimated net expense ratio of 1.99%. They compared the proposed fee to peer group funds and noted that the proposed fee is lower than the peer group advisory fee average of 1.87% and expense ratio average of 2.58%. The Trustees also considered while the advisory fee was higher than the average for the Morningstar Managed Futures and Long/Short Equity category averages, the fee is within the high/low range of management fees of the funds within the category and the expense ratio compared favorably. After further discussion, the Trustees concluded the fee is reasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Catalyst, and noted Catalyst anticipates realizing a profit in connection with its relationship with the Fund during the initial 12-months of the Management Agreement. They noted that Catalyst has contractually agreed to limit Fund expenses, and that the level of profitability projected was not excessive in terms of actual dollars or percentage of revenue. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. However, the Trustees recognized that Catalyst will be reimbursing expenses and waiving fees for at least the first year of the agreement, and although Catalyst does not believe that breakpoints are necessarily appropriate for the Fund, the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth. The Trustees noted that Catalyst will bear significant startup costs and is assuming entrepreneurial risk in launching the Fund, and concluded that any breakpoints will be in the future.

Conclusion. Having requested and received such information from Catalyst as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Management Agreement is in the best interests of the future shareholders of Catalyst Hedged Commodity Strategy Fund.

Consideration and Approval of Management Agreement with Catalyst Capital Advisors LLC with respect to Catalyst IPOX Allocation Fund

In connection with the regular meeting held on May 22, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors LLC (“Catalyst”), with respect to Catalyst IPOX Allocation Fund (the “Fund”)(the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Catalyst(“ Catalyst 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed the Catalyst’s 15c Response, and considered Catalyst’s duties under the terms of the Management Agreement. A representative of Catalyst discussed the services Catalyst will provide to the Fund noting that Catalyst supervises the Fund’s investment program, is responsible for investment decisions, and provides investment research. He further noted that Catalyst will engage a research firm specializing in IPOs to aid in its portfolio selection. The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as advisor to several of the Trust’s funds (the “Catalyst Funds”) with varying investment objectives and strategies. The Trustees noted their familiarity with Catalyst and agreed that the Board has had a positive experience over the years with Catalyst. They noted Catalyst continues to enhance the resources available to the funds it advises, and has consistently brought value to shareholders through the enhancement of its existing personnel, addition of new personnel, and sourcing investment resources. They noted Catalyst reported no material compliance issues. The Trustees concluded that Catalyst has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to the Fund were satisfactory.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board discussed the performance information contained in the Catalyst 15(c) Response and noted the performance of the existing Catalyst Funds. The Board then discussed the existing Catalyst Funds’ performance. The Board also considered the performance of the IPOX strategy and discussed its potential impact to the Fund’s performance. The Trustees agreed that, based on the existing Catalyst Funds’ performance over prior periods and the experience and qualifications of the portfolio management team, Catalyst was expected to obtain an acceptable level of investment returns to shareholders of the Fund.

The Trustees concluded they have a reasonable basis to believe that Catalyst will deliver positive performance for the Fund and its future shareholders.

Fees and Expenses. The Trustees noted Catalyst proposed to charge a management fee of 1.50% for advisory services to the Fund. They considered that the proposed fee is higher than the peer group average and more than 2x the Morningstar category average, but within the range of fees charged by its peer funds. The Trustees agreed that the Fund’s unique strategy warranted a premium and concluded that the proposed advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Catalyst and noted Catalyst anticipates realizing a profit, before distribution costs, in connection with its relationship with the Fund during the initial 12-months of the Management Agreement. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. However, the Trustees recognized that Catalyst will be reimbursing expenses and waiving fees for at least the first year of the Management Agreement, and although Catalyst does not believe that breakpoints are necessarily appropriate for the Fund, the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth. The Trustees noted that Catalyst will bear significant startup costs and is assuming entrepreneurial risk in launching the Fund, and concluded that any breakpoints will be in the future.

Conclusion. Having requested and received such information from Catalyst as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Management Agreement is in the best interests of the future shareholders of Catalyst IPOX Allocation Fund.

Consideration and Approval of Management Agreement with Catalyst Capital Advisors LLC with respect to Catalyst/Millburn Hedge Strategy Fund

In connection with the regular meeting held on November 18 & 19, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed the approval of a management agreement between the Trust and Catalyst Capital Advisors LLC (“Catalyst”), with respect to Catalyst/Millburn Hedge Strategy Fund (the “Fund”) (the “Management Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Management Agreement. In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Catalyst(“Catalyst 15c Response”) .

Nature, Extent and Quality of Services. The Trustees reviewed the Catalyst Milburn Fund 15(c) Response which provided an overview of the services to be provided by Catalyst. The Board recalled their earlier discussion regarding the firm’s personnel; operations; and compliance procedures, policies, and record. The Trustees considered that Catalyst is responsible for monitoring the sub-advisor’s performance and compliance with legal standards as well as compliance in trading within the Fund’s investment strategy. They noted Catalyst’s record serving as Advisor and overseeing sub-advisors on several of the Trust’s other funds (the “Catalyst Funds”). The Trustees also noted Catalyst’s aptitude in choosing sub-advisors capable of successfully implementing investment strategies. After further discussion and review of the Catalyst 15c Response, the Trustees concluded that Catalyst will provide an acceptable level of services to the Fund.

Performance. The Trustees could not consider the Fund’s investment performance as it has not yet commenced operations. The Board recalled their earlier discussion regarding the performance of the existing Catalyst Funds for which management agreements were renewed earlier in the meeting. The Trustees concluded that there is a reasonable basis to believe that Catalyst will obtain positive returns to future shareholders of the Fund based on the existing Catalyst Funds’ performance, the experience of Catalyst in working with sub-advisors, and the qualifications of Catalyst’s management team.

Fees and Expenses. The Trustees compared the Fund’s proposed management fee of 1.75% of daily net assets, to the average fees and expenses for the funds in the peer group and Morningstar category. The Trustees noted that the proposed management fee for the New Fund is equal to the average management fee for the funds in the peer group. The Trustees also noted that the proposed management fee for the Fund is higher than the average management fee for the funds in the Morningstar category but within the Morningstar Category’s high/ low range. The Trustees acknowledged that many funds within the Morningstar Category additionally pay imbedded performance fees which are not reflected in Morningstar reports and which the Fund will not incur. After further discussion, the Trustees concluded that continued monitoring for reasonableness of fees will be needed as the Fund grows but that based on the unique investment strategy, and the fees charged by the peer group, the advisory fee is reasonable.

The Trustees then discussed the allocation of fees between Catalyst and Millburn relative to their respective duties and other factors, and agreed, based on Catalysts continued belief Millburn is managing its expectations, that the allocation of the fee between Catalyst and Millburn was appropriate.

Profitability. The Trustees reviewed the profitability analysis provided by Catalyst and noted Catalyst anticipates accruing a net loss in connection with its relationship with the Fund during the initial 12-months of the Management Agreement. After discussion, based on estimated projections for the foreseeable future, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. The Trustees noted that the Fund is expected to launch with $40Million in assets and is projected to grow to $100 million in assets within twelve months. The Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Independent Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. They also considered the sub-advisory fees and expected profits of the sub-advisor. However, the Trustees recognized that Catalyst will be reimbursing expenses and waiving fees for at least the first year of the agreement and the Board agreed it would revisit the matter of breakpoints after the Fund launches and realizes meaningful growth.

Conclusion. Having requested and received such information from Catalyst as the Trustees believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the approval of the Management Agreement is in the best interests of the future shareholders of the Catalyst/Millburn Hedge Strategy Fund.

Consideration and Approval of Sub-Advisory Agreement between Catalyst Capital Advisors LLC and the Millburn Ridgefield Corporation with respect to the Catalyst/Millburn Hedge Strategy Fund

In connection with a meeting held on November 18 & 19, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement between Catalyst Capital Advisors LLC (“Catalyst”) and the Millburn Ridgefield Corporation (“Milburn”), with respect to the Catalyst/Millburn Hedge Strategy Fund (the “Fund”) (the “Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Milburn (“Milburn 15c Response”).

Nature, Extent and Quality of Services. The Trustees reviewed Milburn’s 15(c) Response, which provided an overview of the services to be provided by Milburn, as well as information on the firm’s personnel and the compliance and litigation record. They noted that Milburn has extensive experience with regard to the proposed investment strategy. The Trustees next considered that Milburn will be responsible for day to day investment activities of the Fund, as well as for monitoring the Fund’s compliance both with legal standards and trading within the Fund’s investment strategy. The Trust’s CCO informed the Trustees that he had reviewed Millburn’s compliance manual and procedures and had found Milburn’s compliance program to be reasonably designed. He also noted that Millburn has dedicated significant resources to its compliance environment. The Trust’s CCO further informed the Trustees that Millburn had incurred no material compliance issues, administrative actions, or litigation over the past 36 months. After further discussion, the Trustees concluded that it is reasonable to expect that Millburn will provide a level of service consistent with Catalyst’s and the Board’s expectations.

Performance. The Trustees could not consider the Fund’s investment performance as it has not commenced operations. The Board noted that the Fund will be created by converting a pre-existing hedge fund (the “Hedge Fund”) managed by Milburn under a similar investment strategy. The Trustees reviewed the performance of the Hedge Fund for the last one year, five year, ten year and since inception periods, and compared its performance to that of the Hedge Fund’s benchmark and the Morningstar category selected for the Fund. The Trustees noted that the Hedge Fund outperformed its benchmark and the Fund’s Morningstar category for each period. The Trustees further noted that Hedge Fund has generated positive returns for its shareholders for all but one year since its inception in 1997. After further discussion, the Trustees concluded that there is a reasonable basis to believe that Milburn will obtain positive returns to future shareholders of the Fund.

Fees and Expenses. The Trustees considered that the sub-advisory fee charged by Millburn for its services to the Fund is 50% of the net advisory fee paid by the Fund to Catalyst. Catalyst will pay Millburn 100% of the net advisory fee paid by the Fund to Catalyst. Additionally, Millburn will retain 100% of the total management fee generated from services provided to the Fund with regard to assets raised from investments from the sub-advisor, its employees, or its affiliates. The total proposed management fee for the Fund is 1.75% of daily net assets. The Trustees noted that the management fee charged by Milburn for its services to the Hedge Fund is 2% of average daily net assets plus a 20% performance fee and a 0.25% fee for operating, accounting, and administrative expenses. The Trustees acknowledged that the sub-advisory fee charged to the Fund is significantly lower than the fee which Millburn otherwise charges for its services currently. The Trustees were pleased Catalyst had negotiated a competitive fee for the Fund to benefit of shareholders. The Trustees concluded that the sub-advisory fee was not unreasonable.

Profitability. The Trustees considered Millburn’s projected profitability in connection with its relationship with the Fund. They noted that Milburn projects a net loss from its services to the Fund over the first twelve months of operations. The Trustees concluded, after further discussion of Millburn’s profitability analysis, that excessive profitability from Millburn’s relationship with the Fund is not an issue at this time.

Economies of Scale. The Trustees considered whether Millburn anticipates realizing economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall Management Agreement, taking into consideration the impact of the sub-advisory expense.

Conclusion. Having requested and received such information from Millburn as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that approval of the Sub-Advisory Agreement was in the best interests of the future shareholders of the Catalyst/Milburn Hedged Strategy Fund.

CATALYST FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/15) and held for the entire period through 12/31/15.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/15	Value 12/31/15	During Period *	Value 12/31/15	During Period *

Catalyst Small Cap Insider Buying Fund - Class A	1.75%	$1,000.00	$805.50	$7.94	$1,016.34	$8.87
Catalyst Small Cap Insider Buying Fund - Class C	2.50%	1,000.00	802.50	11.33	1,012.57	12.65
Catalyst Small Cap Insider Buying Fund - Class I	1.50%	1,000.00	806.00	6.81	1,017.60	7.61
Catalyst Hedged Insider Buying Fund - Class A	1.75%	1,000.00	802.10	7.93	1,016.34	8.87
Catalyst Hedged Insider Buying Fund - Class C	2.50%	1,000.00	799.00	11.31	1,012.57	12.65
Catalyst Hedged Insider Buying Fund - Class I	1.30%	1,000.00	804.10	5.90	1,018.60	6.60
Catalyst Insider Buying Fund - Class A	1.50%	1,000.00	921.50	7.25	1,017.60	7.61
Catalyst Insider Buying Fund - Class C	2.25%	1,000.00	918.20	10.85	1,013.83	11.39
Catalyst Insider Buying Fund - Class I	1.25%	1,000.00	922.90	6.04	1,018.85	6.34
Catalyst Insider Long/Short Fund - Class A	1.75%	1,000.00	967.90	8.66	1,016.34	8.87
Catalyst Insider Long/Short Fund - Class C	2.50%	1,000.00	964.40	12.34	1,012.57	12.65
Catalyst Insider Long/Short Fund - Class I	1.25%	1,000.00	969.90	6.19	1,018.85	6.34
Catalyst Hedged Commodity Strategy Fund - Class A +	2.24%	1,000.00	993.00	5.61	1,006.94	5.65
Catalyst Hedged Commodity Strategy Fund - Class C +	2.99%	1,000.00	992.00	7.49	1,005.05	7.53
Catalyst Hedged Commodity Strategy Fund - Class I +	1.99%	1,000.00	994.00	4.99	1,007.57	5.02
Catalyst Hedged Futures Strategy Fund - Class A	2.75%	1,000.00	1,013.60	13.92	1,011.31	13.90
Catalyst Hedged Futures Strategy Fund - Class C	3.51%	1,000.00	1,010.00	17.73	1,007.49	17.71
Catalyst Hedged Futures Strategy Fund - Class I	2.50%	1,000.00	1,014.40	12.66	1,012.57	12.65
Catalyst Insider Income Fund - Class A	1.45%	1,000.00	941.60	7.08	1,017.85	7.35
Catalyst Insider Income Fund - Class C	2.20%	1,000.00	939.50	10.73	1,014.08	11.14
Catalyst Insider Income Fund - Class I	1.20%	1,000.00	942.80	5.86	1,019.10	6.09
Catalyst Intelligent Alternative Fund - Class A	0.90%	1,000.00	1,027.20	4.59	1,020.61	4.57
Catalyst Intelligent Alternative Fund - Class C	1.66%	1,000.00	1,023.50	8.44	1,016.79	8.42
Catalyst Intelligent Alternative Fund - Class I	0.65%	1,000.00	1,029.00	3.32	1,021.87	3.30
Catalyst IPOx Allocation Fund - Class A +	1.99%	1,000.00	533.60	3.84	1,007.57	5.02
Catalyst IPOx Allocation Fund - Class C +	2.74%	1,000.00	531.60	5.27	1,005.68	6.05
Catalyst IPOx Allocation Fund - Class I +	1.74%	1,003.00	533.80	3.35	1,008.19	3.53
Catalyst Macro Strategy Fund - Class A	1.95%	1,000.00	1,198.20	10.77	1,015.33	9.88
Catalyst Macro Strategy Fund - Class C	2.70%	1,000.00	1,193.90	14.89	1,011.56	13.65
Catalyst Macro Strategy Fund - Class I	1.70%	1,000.00	1,199.70	9.40	1,016.59	8.62
Catalyst/Auctos Multi Strategy Fund - Class A ++	2.24%	1,000.00	955.10	8.38	1,010.56	8.61
Catalyst/Auctos Multi Strategy Fund - Class C ++	2.99%	1,000.00	951.90	11.16	1,007.69	9.22
Catalyst/Auctos Multi Strategy Fund - Class I ++	1.99%	1,000.00	958.60	7.45	1,011.51	5.39
Catalyst Dynamic Alpha Fund - Class A	1.35%	1,000.00	1,016.30	6.84	1,018.35	6.85
Catalyst Dynamic Alpha Fund - Class C	2.10%	1,000.00	1,012.40	10.62	1,014.58	10.63
Catalyst Dynamic Alpha Fund - Class I	1.10%	1,000.00	1,018.10	5.58	1,019.61	5.58

CATALYST FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/15	Value 12/31/15	During Period *	Value 12/31/15	During Period *

Catalyst/EquityCompass Buyback Strategy Fund - Class A	1.50%	$1,000.00	$977.80	$7.46	$1,017.60	$7.61
Catalyst/EquityCompass Buyback Strategy Fund - Class C	2.25%	1,000.00	973.40	11.16	1,013.83	11.39
Catalyst/EquityCompass Buyback Strategy Fund - Class I	1.25%	1,000.00	979.00	6.22	1,018.85	6.34
Catalyst/Groesbeck Growth of Income Fund - Class A	1.49%	1,000.00	880.10	7.04	1,017.65	7.56
Catalyst/Groesbeck Growth of Income Fund - Class C	2.24%	1,000.00	876.40	10.57	1,013.88	11.34
Catalyst/Groesbeck Growth of Income Fund - Class I	1.24%	1,000.00	880.60	5.86	1,018.90	6.29
Catalyst/Groesbeck Aggressive Growth Fund - Class A	1.55%	1,000.00	896.20	7.39	1,017.34	7.86
Catalyst/Groesbeck Aggressive Growth Fund - Class C	2.30%	1,000.00	893.50	10.95	1,013.57	11.64
Catalyst/Groesbeck Aggressive Growth Fund - Class I	1.30%	1,000.00	897.40	6.20	1,018.60	6.60
Catalyst/Lyons Hedged Premium Return Fund - Class A	1.50%	1,000.00	893.90	7.14	1,017.60	7.61
Catalyst/Lyons Hedged Premium Return Fund - Class C	2.25%	1,000.00	890.20	10.69	1,013.83	11.39
Catalyst/Lyons Hedged Premium Return Fund - Class I	1.25%	1,000.00	895.00	5.95	1,018.85	6.34
Catalyst/Lyons Tactical Allocation Fund - Class A	1.50%	1,000.00	989.60	7.50	1,017.60	7.61
Catalyst/Lyons Tactical Allocation Fund - Class C	2.25%	1,000.00	985.70	11.23	1,013.83	11.39
Catalyst/Lyons Tactical Allocation Fund - Class I	1.25%	1,000.00	991.30	6.26	1,018.85	6.34
Catalyst/MAP Global Capital Appreciation Fund - Class A	1.55%	1,000.00	973.70	7.69	1,017.34	7.86
Catalyst/MAP Global Capital Appreciation Fund - Class C	2.30%	1,000.00	970.30	11.39	1,013.57	11.64
Catalyst/MAP Global Capital Appreciation Fund - Class I	1.25%	1,000.00	974.80	6.20	1,018.85	6.34
Catalyst/MAP Global Total Return Income Fund - Class A	1.55%	1,000.00	980.90	7.72	1,017.34	7.86
Catalyst/MAP Global Total Return Income Fund - Class C	2.30%	1,000.00	976.60	11.43	1,013.57	11.64
Catalyst/MAP Global Total Return Income Fund - Class I	1.25%	1,000.00	981.30	6.23	1,018.85	6.34
Catalyst Millburn Hedge Strategy Fund - Class A +++	2.24%	1,000.00	533.60	0.14	1,000.23	0.18
Catalyst Millburn Hedge Strategy Fund - Class C +++	2.99%	1,000.00	531.60	0.19	1,000.16	0.20
Catalyst Millburn Hedge Strategy Fund - Class I +++	1.99%	1,000.00	533.80	0.13	1,000.25	0.11
Catalyst MLP & Infrastructure Fund - Class A	1.65%	1,000.00	533.60	6.36	1,016.84	8.36
Catalyst MLP & Infrastructure Fund - Class C	2.40%	1,000.00	531.60	9.24	1,013.07	12.14
Catalyst MLP & Infrastructure Fund - Class I	1.40%	1,000.00	533.80	5.40	1,018.10	7.10
Catalyst/Princeton Floating Rate Income Fund - Class A	1.42%	1,000.00	919.10	6.85	1,018.00	7.20
Catalyst/Princeton Floating Rate Income Fund - Class C	2.18%	1,000.00	916.10	10.50	1,014.18	11.04
Catalyst/Princeton Floating Rate Income Fund - Class I	1.17%	1,000.00	921.20	5.65	1,019.25	5.94
Catalyst/Princeton Hedged Income Fund - Class A	1.55%	1,000.00	897.20	7.39	1,017.34	7.86
Catalyst/Princeton Hedged Income Fund - Class C	2.30%	1,000.00	894.40	10.95	1,013.57	11.64
Catalyst/Princeton Hedged Income Fund - Class I	1.30%	1,000.00	898.20	6.20	1,018.60	6.60
Catalyst/SMH High Income Fund - Class A	1.45%	1,000.00	746.40	6.37	1,017.85	7.35
Catalyst/SMH High Income Fund - Class C	2.20%	1,000.00	745.90	9.65	1,014.08	11.14
Catalyst/SMH High Income Fund - Class I	1.20%	1,000.00	749.90	5.28	1,019.10	6.09
Catalyst/SMH Total Return Income Fund - Class A	1.55%	1,000.00	788.70	6.97	1,017.34	7.86
Catalyst/SMH Total Return Income Fund - Class C	2.30%	1,000.00	785.50	10.32	1,013.57	11.64
Catalyst/SMH Total Return Income Fund - Class I	1.30%	1,000.00	789.30	5.85	1,018.60	6.60
Catalyst/Stone Beach Income Opportunity Fund - Class A	1.55%	1,000.00	983.80	7.73	1,017.34	7.86
Catalyst/Stone Beach Income Opportunity Fund - Class C	2.30%	1,000.00	981.20	11.45	1,013.57	11.64
Catalyst/Stone Beach Income Opportunity Fund - Class I	1.30%	1,000.00	986.10	6.49	1,018.60	6.60
Catalyst Time Value Trading Fund - Class A	2.24%	1,000.00	828.60	10.30	1,013.88	11.34
Catalyst Time Value Trading Fund - Class C	2.99%	1,000.00	826.30	13.73	1,010.10	15.11
Catalyst Time Value Trading Fund - Class I	1.99%	1,000.00	830.40	9.16	1,015.13	10.08

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

+	Catalyst Hedged Commodity Strategy Fund and Catalyst IPOx Allocation Fund is multiplied by 92/365 to reflect the period at the start of inception date.

++	Catalyst/Auctos Multi Strategy Fund is multiplied by 140/365 to reflect the period at the start of inception date.

+++	Catalyst/Auctos Multi Strategy Fund is multiplied by 3/365 to reflect the period at the start of inception date.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

MUTUAL FUND SERIES TRUST
17605 Wright Street, Suite 2
Omaha, NE 68130

MANAGER
Catalyst Capital Advisors, LLC
36 North New York Ave., 2nd Floor
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 9, 2015